UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21993

Oppenheimer ETF Trust
(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette
OFI Advisors, LLC

225 Liberty Street, New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Annual Report	6/30/2018

Oppenheimer
ETF Trust

Revenue Weighted ETFs:
Oppenheimer S&P 500 Revenue ETF
Oppenheimer S&P MidCap 400 Revenue ETF
Oppenheimer S&P SmallCap 600 Revenue ETF
Oppenheimer S&P Financials Revenue ETF
Oppenheimer S&P Ultra Dividend Revenue ETF
Oppenheimer Emerging Markets Revenue ETF
Oppenheimer International Revenue ETF
Oppenheimer Global Revenue ETF

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1   OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

MARKET OVERVIEW

For the one-year reporting period ended June 30, 2018, U.S. and international equity markets produced strong results despite volatility finally returning over the first quarter of 2018. Leading headlines over the first half of 2018 included global trade concerns, the U.S. Federal Reserve (Fed) increasing interest rates, and growth securities continuing their outperformance versus the rest of the market. Against this backdrop, U.S. equities produced strong results across capitalizations and generally outperformed international equities.

U.S. interest rates are widely expected to continue rising, but they remain at low levels relative to historical averages. With the U.S equity market showing steady volatility in the closing months of the reporting period due to the global trade fears, we actually saw the yield curve flatten further. One potential interpretation of this flattening can be that the Fed will combat a recessionary period in the future by lowering or not moving forward with expected increases in the fed funds rate.

Many leading U.S. growth securities are demonstrating that strength in 2017 may have set the stage for even greater returns this year in our view, as they have continued to perform positively so far in 2018. While several mega-cap stocks have showed impressive returns, small cap stocks emerged as the leader overall so far in 2018, posting the best returns among all U.S. equity categories year to date through June 30, 2018.

Amid market headwinds and talks of a recessionary period, we continue to see small business and consumer confidence surging, increased capital spending, and investors maintaining their equity positions. These positive economic indicators may keep the economy closer to the middle of the business cycle rather than near the end of it. Whatever the outcome may be, we believe investors benefit by staying diversified across a variety of asset classes to manage the often unpredictable peaks and troughs of the markets.

OPPENHEIMER S&P 500 REVENUE ETF (RWL)

RWL produced a total return of 11.49%, underperforming the S&P 500 Index’s 14.37% return during the one-year period ended 6/30/18. The majority of underperformance was attributable to RWL’s ongoing underweight to the Information Technology sector and overweight to the Health Care Equipment & Services industry group.

The so-called “FAANG”—Facebook, Apple, Amazon, Netflix, and Google (now Alphabet)—stocks drove the strong performance of the Information Technology sector and Internet & Direct Marketing Retail industry again this year. A roughly 31% return in the Information Technology sector in the S&P 500 Index for the period, coupled with RWL’s underweight to the sector, resulted in the largest detraction from the Fund’s performance. RWL’s large overweight position to Health Care Equipment & Services was also a detractor.

2   OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED) (CONTINUED)

Outperformers for RWL included stocks in the Consumer Staples and Energy sectors, particularly Oil & Gas Refining & Marketing, and an underweight position to Tobacco.

OPPENHEIMER S&P MIDCAP 400 REVENUE ETF (RWK)

RWK produced a return of 9.48%, underperforming the S&P MidCap 400 Index’s return of 13.50% during the one-year period ended 6/30/18. The largest driver of underperformance was in the Information Technology sector, where a tilt away from the Software & Services industry group and towards the Technology Hardware & Equipment industry group had a significantly negative effect on performance.

Additional underperformance came from the Fund’s overweight to the Specialty Retail industry, where many companies are facing significant competitive pressure from the online giant Amazon.

The Fund’s underweight to the Real Estate sector was a bright spot, as the sector significantly underperformed the S&P MidCap 400 Index as a whole.

OPPENHEIMER S&P SMALLCAP 600 REVENUE ETF (RWJ)

RWJ produced a return of 12.07%, underperforming the S&P SmallCap 600 Index’s return of 20.50% during the one-year period ended 6/30/18. The largest driver of underperformance was the Health Care sector, where an overweight to the Health Care Equipment & Supplies industry and the Health Care Facilities sub-industry, particularly the troubled Community Health Systems, Inc., dragged on performance. Additionally, the Fund was significantly underweight Nektar Theraputics in the Pharmaceuticals sub-industry, which was the largest contributor to the S&P SmallCap 600 Index’s performance.

OPPENHEIMER S&P FINANCIALS REVENUE ETF (RWW)

RWW produced a total return of 6.24%, underperforming the S&P 500 Financials Index’s 9.65% return during the one-year period ended 6/30/18. The majority of underperformance was attributable to the Fund’s overweight to the Insurance industry group, which was the worst performing industry group in the S&P 500 Financials Index. Additionally, the Fund’s underweight to the Capital Markets industry, the best performing industry in the sector, also detracted from performance.

OPPENHEIMER S&P ULTRA DIVIDEND REVENUE ETF (RDIV)

RDIV produced a total return of 19.13%, outperforming the S&P 900 Index’s 14.31% return during the one-year period ended 6/30/18. The largest contributor to outperformance was the Energy sector, where rising oil prices helped most companies, particularly for several significant overweights within the Fund with refining and transportation operations. Overweights to Multiline Retailers also contributed to outperformance, as they appeared less vulnerable to online competition.

The largest detractor was the Fund’s overweight to Telecommunication Services, where rising rates and fierce competition hurt performance. Additionally, the Fund’s

3   OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED) (CONTINUED)

underweight to the low yielding but well performing Information Technology sector also detracted from performance.

OPPENHEIMER EMERGING MARKETS REVENUE ETF (REEM)

REEM produced a total return of 2.95%, underperforming the MSCI Emerging Markets Index’s 7.14% return in the period from the Fund’s inception on 7/11/17 to 6/30/18. On a sector level, the majority of underperformance was attributable to REEM’s underweight to the Information Technology (IT) sector, the best performing sector in the MSCI Emerging Markets Index over the period.

On a country level, the largest contributor to underperformance was China, as the Fund was underweight a number of Chinese internet giants.

OPPENHEIMER INTERNATIONAL REVENUE ETF (REFA)

REFA produced a total return of 7.83%, outperforming the MSCI EAFE Index’s 7.10% return in the period from the Fund’s inception on 7/11/17 to 6/30/18. The largest contributor to performance was the Fund’s overweight to the Energy sector, as oil prices rallied, benefiting a number of significant holdings in the sector. Individual stock selection within the Consumer Staples and Utilities sectors also benefited the Fund. The largest detractor was the Fund’s underweight to the outperforming Information Technology sector.

OPPENHEIMER GLOBAL REVENUE ETF (RGLB)

RGLB produced a total return of 8.10%, underperforming the MSCI All Country World Index’s (ACWI) 10.62% return in the period from the Fund’s inception on 7/11/17 to 6/30/18. On a sector level, the majority of underperformance was attributable to RGLB’s underweight to the Information Technology (IT) sector, the best performing sector in the ACWI over the period. The largest contributors to relative performance were the Fund’s overweights to the Consumer Staples and Energy sectors.

On a country level, RGLB’s underweight to the U.S., which outperformed the MSCI ACWI on a whole, as well as its underweight to IT within the U.S., led to underperformance. Additionally, RGLB’s overweight to underperforming South Korea, as well its skew towards the relatively poorly performing Industrials sector within the country, detracted from performance.

4   OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED) (CONTINUED)

Past Performance does not predict future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. See page 9 for additional disclosures.

	1 Year	5 Year	10 Year
S&P 500 Revenue NAV Return	11.49%	12.08%	10.15%
S&P 500 Revenue Market Price	11.46%	12.12%	10.19%
S&P 500 Revenue-Weighted Index	11.96%	12.55%	10.69%
S&P 500 Index	14.37%	13.42%	10.17%

	1 Year	5 Year	10 Year
S&P MidCap 400 NAV Return	9.48%	11.20%	11.06%
S&P MidCap 400 Market Price	9.40%	11.15%	11.06%
S&P MidCap 400 Revenue-Weighted Index	9.85%	11.76%	11.77%
S&P MidCap 400 Index	13.50%	12.69%	10.78%

5   OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED) (CONTINUED)

Past Performance does not predict future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. See page 9 for additional disclosures.

	1 Year	5 Year	10 Year
S&P SmallCap 600 NAV Return	12.07%	11.83%	12.97%
S&P SmallCap 600 Market Price	12.10%	11.88%	12.98%
S&P SmallCap 600 Revenue-Weighted Index	12.26%	12.37%	13.76%
S&P SmallCap 600 Index	20.50%	14.60%	12.25%

	1 Year	5 Year	Since Inception*
S&P Financials NAV Return	6.24%	11.65%	12.13%
S&P Financials Market Price	6.27%	11.64%	12.12%
S&P Financials Sector Revenue-Weighted Index	6.59%	12.18%	12.71%
S&P 500 Financials Index	9.65%	13.13%	11.57%

*	The since inception return is calculated from NAV performance inception on 11/10/08, as opposed to the exchange list inception of 11/12/08. NAV performance inception represents when the Fund’s NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

6   OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED) (CONTINUED)

Past Performance does not predict future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. See page 9 for additional disclosures.

	1 Year	Since Inception*
S&P Ultra Dividend NAV Return	19.13%	13.79%
S&P Ultra Dividend Market Price	19.12%	13.81%
S&P 900 Dividend Revenue-Weighted Index	19.61%	14.61%
S&P 900 Index	14.31%	12.85%

*	The since inception return is calculated from NAV performance inception on 9/30/13, as opposed to the exchange list inception of 10/1/13. NAV performance inception represents when the Fund’s NAV was struck for the first time. Exchange list inception represents when the Fund began trading.
The performance data quoted includes periods during which methodology employed to construct the Fund’s underlying index, the S&P 900 Dividend Revenue-Weighted IndexTM, was different from the index’s current methodology, which is described in the Fund’s prospectus.

Since Inception*
Emerging Markets NAV Return	2.95%
Emerging Markets Market Price	3.31%
OFI Revenue-Weighted Emerging Markets Index	2.99%
MSCI Emerging Markets Index	7.14%

*	Not annualized.

7   OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED) (CONTINUED)

Past Performance does not predict future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. See page 9 for additional disclosures.

Since Inception*
International NAV Return	7.83%
International Market Price	7.79%
OFI Revenue-Weighted International Index	8.10%
MSCI EAFE Index	7.10%

Since Inception*
Global NAV Return	8.10%
Global Markets Market Price	7.95%
OFI Revenue-Weighted Global Index	8.31%
MSCI ACWI Index	10.62%

*	Not annualized.

8   OPPENHEIMER ETF TRUST

FUND DISCLOSURES

The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the original cost. For the Fund’s most recent month end performance please visit oppenheimerfunds.com. The NAV return is based on the net asset value of the Fund and the market price return (MKT) is based on the market price per share of the Fund. The price used to calculate MKT is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. MKT and NAV return assume dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. Returns less than one year are cumulative.

Emerging Markets Revenue ETF, International Revenue ETF, and Global Revenue ETF are new funds with limited operating histories. The Funds have less than one year of operations; results shown are cumulative, not annualized.

On 2/22/2008 and 3/31/2008 for RWL, the last trade price was used to calculate market return because 4:00 pm EST midpoint bid/ask prices are not available on those dates. On 9/30/2008, the last trade price for RWL was used to calculate market return because an uncorrected, failed trade resulted in an incorrect 4:00 pm EST midpoint bid/ask price on that date.

On 2/22/2008 and 3/31/2008 for RWJ, the last trade price was used to calculate market return because 4:00 pm EST midpoint bid/ask prices are not available on those dates.

ETF	Parent Index	Underlying Index
S&P 500 Revenue ETF	S&P 500 Index	S&P 500 Revenue-Weighted Index
S&P MidCap 400 Revenue ETF	S&P MidCap 400 Index	S&P MidCap 400 Revenue-Weighted Index
S&P SmallCap 600 Revenue ETF	S&P SmallCap 600 Index	S&P SmallCap 600 Revenue-Weighted Index
S&P Financials Revenue ETF	S&P 500 Financials Index	S&P Financials Sector Revenue-Weighted Index
S&P Ultra Dividend Revenue ETF	S&P 900 Index	S&P 900 Dividend Revenue-Weighted Index
Emerging Markets Revenue ETF	MSCI Emerging Markets Index	OFI Revenue Weighted Emerging Markets Index
International Revenue ETF	MSCI EAFE Index	OFI Revenue Weighted International Index
Global Revenue ETF	MSCI ACWI Index	OFI Revenue Weighted Global Index

Parent Index Definitions

Parent Indices are unmanaged, includes the reinvestment of dividends and cannot be purchased directly by investors. Parent Index performance is shown for illustrative purposes only and does not predict or depict performance of the Fund.

The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization weighted.

The S&P MidCap 400 Index measures the performance of mid-sized US companies, reflecting the distinctive risk and return characteristics of this market segment. It comprises stocks in the middle capitalization range, covering approximately 7% of the of US equity market.

The S&P SmallCap 600 Index measures the performance of small cap segment of US equity market. It consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation and covers approximately 3% of the domestic equities market.

The S&P 500 Financials Index measures the performance of all those companies held in the S&P 500 index classified as a financial (sector) company using the Global Industry Classification Standard (GICS) system.

9   OPPENHEIMER ETF TRUST

FUND DISCLOSURES (continued)

The S&P 900 Index combines the large-cap S&P 500 Index and the S&P MidCap 400 Index. It addresses the needs of investors who want to benchmark or invest in the large and mid-cap segments of the U.S. market.

The MSCI Emerging Markets Index is designed to measure equity market performance of emerging markets.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Underlying Index Definitions

The Underlying Indices are rebalanced quarterly, and cannot be purchased directly by investors. See the prospectus for more information on the construction of the Underlying Indices.

The S&P 500 Revenue-Weighted Index is constructed by using a rules-based methodology that re-weights the constituent securities of the S&P 500 Index according to the revenue earned by the companies in the S&P 500 Index, subject to a maximum 5% per company weighting.

The S&P MidCap 400 Revenue-Weighted Index is constructed using a rules-based methodology that re-weights the constituent securities of the S&P MidCap 400 Index according to the revenue earned by the companies in the S&P MidCap 400 Index, subject to a maximum 5% per company weighting.

The S&P SmallCap 600 Revenue-Weighted Index is constructed using a rules-based methodology that re-weights the constituent securities of the S&P SmallCap 600 Index according to the revenue earned by the companies in the S&P SmallCap 600 Index, subject to a maximum 5% per company weighting.

The S&P Financials Sector Revenue-Weighted Index is constructed by using a rules-based methodology that re-weights the constituent securities of the S&P 500 Financials Index according to the revenue earned by the companies in the Parent Index. The S&P 900 Dividend Revenue-Weighted Index is constructed using a rules-based methodology that starts with the S&P 900 Index and (1) excludes the top 5% of securities by dividend yield, (2) excludes the top 5% of securities within each sector by dividend payout ratio, (3) selects the top sixty securities by dividend yield and (4) re-weights those securities according to the revenue earned by the companies, subject to a maximum 5% per company weighting.

The OFI Revenue Weighted Emerging Markets Index is constructed using a rules-based methodology that re-weights the constituent securities of the MSCI Emerging Markets Index according to the revenue earned by the companies in the MSCI Emerging Markets Index, subject to a maximum 5% per company weighting.

The OFI Revenue Weighted International Index is constructed using a rules-based methodology that re-weights the constituent securities of the MSCI EAFE Index according to the revenue earned by the companies in the MSCI EAFE Index, subject to a maximum 5% per company weighting..

The OFI Revenue Weighted Global Index is constructed using a rules-based methodology that re-weights the constituent securities of the MSCI ACWI Index according to the revenue earned by the companies in the MSCI ACWI Index, subject to a maximum 5% per company weighting.

10   OPPENHEIMER ETF TRUST

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of an Oppenheimer ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 for the entire six-month period from January 1, 2018 to June 30, 2018.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

11   OPPENHEIMER ETF TRUST

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/2018	Ending Account Value 06/30/2018	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period[1]
Oppenheimer S&P 500 Revenue ETF
Actual	$1,000.00	$996.70	0.39%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96
Oppenheimer S&P MidCap 400 Revenue ETF
Actual	$1,000.00	$1,011.40	0.39%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96
Oppenheimer S&P SmallCap 600 Revenue ETF
Actual	$1,000.00	$1,050.80	0.39%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96
Oppenheimer S&P Financials Revenue ETF
Actual	$1,000.00	$938.40	0.45%	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
Oppenheimer S&P Ultra Dividend Revenue ETF
Actual	$1,000.00	$1,065.90	0.39%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96
Oppenheimer Emerging Markets Revenue ETF
Actual	$1,000.00	$918.40	0.46%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	0.46%	$2.31
Oppenheimer International Revenue ETF
Actual	$1,000.00	$965.40	0.42%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	0.42%	$2.11
Oppenheimer Global Revenue ETF
Actual	$1,000.00	$967.00	0.43%	$2.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%	$2.16

[1]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

12   OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES UNAUDITED

Oppenheimer S&P 500
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	2.8%
Banks	4.5
Capital Goods	7.8
Commercial & Professional Services	0.5
Consumer Durables & Apparel	1.6
Consumer Services	1.2
Diversified Financials	4.7
Energy	8.1
Food & Staples Retailing	8.7
Food, Beverage & Tobacco	3.7
Health Care Equipment & Services	13.6
Household & Personal Products	1.2
Insurance	4.0
Materials	2.8
Media	2.8
Money Market Fund	0.2
Pharmaceuticals, Biotechnology & Life Sciences	3.6
Real Estate	0.9
Retailing	7.1
Semiconductors & Semiconductor Equipment	1.7
Software & Services	5.7
Technology Hardware & Equipment	4.1
Telecommunication Services	2.7
Transportation	3.0
Utilities	3.1
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Oppenheimer S&P MidCap 400
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	1.6%
Banks	2.6
Capital Goods	10.2
Commercial & Professional Services	3.3
Consumer Durables & Apparel	3.4
Consumer Services	3.2
Diversified Financials	1.8
Energy	8.0
Food & Staples Retailing	1.9
Food, Beverage & Tobacco	2.7
Health Care Equipment & Services	7.8
Household & Personal Products	0.5
Insurance	5.8
Materials	8.9
Media	2.0
Money Market Fund	2.2
Pharmaceuticals, Biotechnology & Life Sciences	1.5
Real Estate	3.0
Retailing	8.0
Semiconductors & Semiconductor Equipment	1.3
Software & Services	3.4
Technology Hardware & Equipment	12.3
Telecommunication Services	0.4
Transportation	3.0
Utilities	3.3
Total Investments	102.1
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

Oppenheimer
S&P SmallCap 600 Revenue ETF

Industry	% of Net Assets
Automobiles & Components	2.7%
Banks	2.3
Capital Goods	10.3
Commercial & Professional Services	6.7
Consumer Durables & Apparel	4.3
Consumer Services	2.0
Diversified Financials	5.7
Energy	3.8
Food & Staples Retailing	3.2
Food, Beverage & Tobacco	3.3
Health Care Equipment & Services	7.6
Household & Personal Products	1.1
Insurance	2.6
Materials	6.0
Media	1.1
Money Market Fund	7.0
Pharmaceuticals, Biotechnology & Life Sciences	1.4
Real Estate	1.4
Retailing	16.9
Semiconductors & Semiconductor Equipment	1.3
Software & Services	2.9
Technology Hardware & Equipment	7.8
Telecommunication Services	1.5
Transportation	3.0
Utilities	0.9
Total Investments	106.8
Liabilities in Excess of Other Assets	(6.8)
Net Assets	100.0%

Oppenheimer S&P Financials
Revenue ETF

Industry	% of Net Assets
Banks	33.8%
Capital Markets	13.6
Consumer Finance	6.1
Diversified Financial Services	15.9
Insurance	30.5
Money Market Fund	0.1
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0 *
Net Assets	100.0%

*	Less than 0.05%

Oppenheimer S&P Ultra Dividend
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	4.6%
Banks	0.7
Commercial & Professional Services	0.6
Consumer Durables & Apparel	0.5
Consumer Services	2.2
Diversified Financials	2.4
Energy	16.4
Insurance	0.8
Materials	0.4
Money Market Fund	3.1
Real Estate	13.7
Retailing	16.6
Technology Hardware & Equipment	2.7
Telecommunication Services	13.7
Utilities	24.4
Total Investments	102.8
Liabilities in Excess of Other Assets	(2.8)
Net Assets	100.0%

13   OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES UNAUDITED Continued

Oppenheimer Emerging Markets
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	4.6%
Banks	13.7
Capital Goods	9.1
Commercial & Professional Services	0.1
Consumer Durables & Apparel	1.5
Consumer Services	0.5
Diversified Financials	1.4
Energy	15.3
Food & Staples Retailing	3.3
Food, Beverage & Tobacco	4.1
Health Care Equipment & Services	0.5
Household & Personal Products	0.5
Insurance	3.7
Materials	8.3
Media	0.3
Money Market Fund	0.1
Pharmaceuticals, Biotechnology & Life Sciences	0.9
Real Estate	3.1
Retailing	2.7
Semiconductors & Semiconductor Equipment	1.4
Software & Services	2.5
Technology Hardware & Equipment	10.9
Telecommunication Services	5.7
Transportation	1.8
Utilities	3.7
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

Oppenheimer International
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	11.5%
Banks	8.0
Capital Goods	12.3
Commercial & Professional Services	1.4
Consumer Durables & Apparel	3.1
Consumer Services	1.0
Diversified Financials	2.9
Energy	7.5
Food & Staples Retailing	4.8
Food, Beverage & Tobacco	4.3
Health Care Equipment & Services	1.6
Household & Personal Products	1.3
Insurance	7.3
Materials	7.9
Media	0.8
Money Market Fund	0.5
Pharmaceuticals, Biotechnology & Life Sciences	2.9
Real Estate	1.4
Retailing	1.4
Semiconductors & Semiconductor Equipment	0.3
Software & Services	1.3
Technology Hardware & Equipment	2.4
Telecommunication Services	4.8
Transportation	3.1
Utilities	6.4
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Oppenheimer Global
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	7.1%
Banks	8.1
Capital Goods	10.0
Commercial & Professional Services	0.9
Consumer Durables & Apparel	2.2
Consumer Services	1.0
Diversified Financials	3.2
Energy	9.7
Food & Staples Retailing	6.1
Food, Beverage & Tobacco	4.1
Health Care Equipment & Services	4.9
Household & Personal Products	1.0
Insurance	5.4
Materials	6.3
Media	1.4
Money Market Fund	0.5
Pharmaceuticals, Biotechnology & Life Sciences	2.7
Real Estate	1.7
Retailing	3.5
Semiconductors & Semiconductor Equipment	0.9
Software & Services	3.1
Technology Hardware & Equipment	4.9
Telecommunication Services	4.5
Transportation	2.6
Utilities	4.5
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

14   OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS June 30, 2018
Oppenheimer S&P 500 Revenue ETF

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—2.8%
Aptiv PLC	12,711	$1,164,709
BorgWarner, Inc.	16,580	715,593
Ford Motor Co.	1,078,057	11,934,091
General Motors Co.	266,973	10,518,736
Goodyear Tire & Rubber Co. (The)	49,943	1,163,172
Harley-Davidson, Inc.[1]	10,870	457,410
Total Automobiles & Components		25,953,711

Banks—4.5%
Bank of America Corp.	281,706	7,941,292
BB&T Corp.	18,334	924,767
Citigroup, Inc.	108,320	7,248,774
Citizens Financial Group, Inc.	13,159	511,885
Comerica, Inc.	2,806	255,121
Fifth Third Bancorp	19,961	572,881
Huntington Bancshares, Inc.	25,319	373,708
JPMorgan Chase & Co.	86,698	9,033,932
KeyCorp	27,513	537,604
M&T Bank Corp.	2,798	476,080
People’s United Financial, Inc.	7,299	132,039
PNC Financial Services Group, Inc. (The)	10,117	1,366,807
Regions Financial Corp.	26,156	465,054
SunTrust Banks, Inc.	11,393	752,166
SVB Financial Group[2]	532	153,620
U.S. Bancorp	37,683	1,884,904
Wells Fargo & Co.	149,411	8,283,346
Zions Bancorporation[1]	4,011	211,339
Total Banks		41,125,319

Capital Goods—7.8%
3M Co.	12,724	2,503,065
A.O. Smith Corp.	3,827	226,367
Allegion PLC[1]	2,484	192,162
AMETEK, Inc.	4,805	346,729
Arconic, Inc.	60,033	1,021,161
Boeing Co. (The)	21,258	7,132,272
Caterpillar, Inc.	25,796	3,499,743
Cummins, Inc.	12,145	1,615,285
Deere & Co.	17,308	2,419,658
Dover Corp.	8,199	600,167
Eaton Corp. PLC	21,108	1,577,612
Emerson Electric Co.	18,428	1,274,112
Fastenal Co.	6,989	336,381
Flowserve Corp.[1]	7,180	290,072
Fluor Corp.	31,589	1,540,911
Fortive Corp.	7,152	551,491
Capital Goods (Continued)
Fortune Brands Home & Security, Inc.	7,453	$400,152
General Dynamics Corp.	12,500	2,330,125
General Electric Co.	713,611	9,712,246
Harris Corp.	3,193	461,516
Honeywell International, Inc.	22,240	3,203,672
Huntington Ingalls Industries, Inc.	2,733	592,487
Illinois Tool Works, Inc.	8,047	1,114,831
Ingersoll-Rand PLC	13,106	1,176,001
Jacobs Engineering Group, Inc.	14,508	921,113
Johnson Controls International PLC	72,564	2,427,266
L3 Technologies, Inc.	4,121	792,551
Lockheed Martin Corp.	13,056	3,857,134
Masco Corp.	16,334	611,218
Northrop Grumman Corp.	6,324	1,945,895
PACCAR, Inc.	26,044	1,613,686
Parker-Hannifin Corp.[1]	6,523	1,016,609
Pentair PLC	9,098	382,844
Quanta Services, Inc.[2]	21,318	712,021
Raytheon Co.	9,731	1,879,835
Rockwell Automation, Inc.	2,979	495,199
Rockwell Collins, Inc.	4,965	668,686
Roper Technologies, Inc.	1,348	371,927
Snap-on, Inc.[1]	2,106	338,476
Stanley Black & Decker, Inc.	7,374	979,341
Textron, Inc.	16,933	1,116,054
TransDigm Group, Inc.[1]	851	293,714
United Rentals, Inc.[2]	3,430	506,337
United Technologies Corp.	39,530	4,942,436
W.W. Grainger, Inc.	2,759	850,876
Xylem, Inc.[1]	5,391	363,246
Total Capital Goods		71,204,682

Commercial & Professional Services—0.5%
Cintas Corp.	2,698	499,319
Equifax, Inc.	2,165	270,863
IHS Markit Ltd.[2]	5,878	303,246
Nielsen Holdings PLC	17,367	537,161
Republic Services, Inc.	12,039	822,986
Robert Half International, Inc.	6,357	413,841
Stericycle, Inc.[2]	4,522	295,241
Verisk Analytics, Inc.[2]	1,662	178,898
Waste Management, Inc.	14,194	1,154,540
Total Commercial & Professional Services		4,476,095

15     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Consumer Durables & Apparel—1.6%
D.R. Horton, Inc.	27,784	$1,139,144
Garmin Ltd.	4,163	253,943
Hanesbrands, Inc.[1]	26,626	586,304
Hasbro, Inc.	4,547	419,734
Leggett & Platt, Inc.[1]	7,486	334,175
Lennar Corp., Class A	20,070	1,053,675
Mattel, Inc.[1]	23,236	381,535
Michael Kors Holdings Ltd.[2]	5,950	396,270
Mohawk Industries, Inc.[2]	3,751	803,727
Newell Brands, Inc.[1]	47,867	1,234,490
NIKE, Inc., Class B	38,373	3,057,561
PulteGroup, Inc.[1]	22,399	643,971
PVH Corp.	4,466	668,650
Ralph Lauren Corp.	3,543	445,426
Tapestry, Inc.	9,748	455,329
Under Armour, Inc., Class A1,2	8,457	190,113
Under Armour, Inc., Class C1,2	9,179	193,493
VF Corp.	12,015	979,463
Whirlpool Corp.	11,706	1,711,768
Total Consumer Durables & Apparel		14,948,771

Consumer Services—1.2%
Carnival Corp.	24,011	1,376,070
Chipotle Mexican Grill, Inc.[1,2]	819	353,292
Darden Restaurants, Inc.	7,025	752,097
H&R Block, Inc.[1]	8,654	197,138
Hilton Worldwide Holdings, Inc.	8,770	694,233
Marriott International, Inc., Class A	13,159	1,665,929
McDonald’s Corp.	10,753	1,684,888
MGM Resorts International	28,833	837,022
Norwegian Cruise Line Holdings Ltd.[2]	8,724	412,209
Royal Caribbean Cruises Ltd.	6,930	717,948
Starbucks Corp.	33,794	1,650,837
Wynn Resorts Ltd.	2,996	501,351
Yum! Brands, Inc.	5,715	447,027
Total Consumer Services		11,290,041

Diversified Financials—4.7%
Affiliated Managers Group, Inc.	1,202	178,701
American Express Co.	30,383	2,977,534
Ameriprise Financial, Inc.	6,871	961,116
Bank of New York Mellon Corp. (The)	24,468	1,319,559
Diversified Financials (Continued)
Berkshire Hathaway, Inc., Class B2	98,071	$18,304,952
BlackRock, Inc.	1,985	990,594
Capital One Financial Corp.	25,752	2,366,609
Cboe Global Markets, Inc.	2,078	216,258
Charles Schwab Corp. (The)	13,244	676,768
CME Group, Inc.	1,823	298,826
Discover Financial Services	12,830	903,360
E*TRADE Financial Corp.[2]	3,269	199,932
Franklin Resources, Inc.	15,758	505,044
Goldman Sachs Group, Inc. (The)	15,259	3,365,678
Intercontinental Exchange, Inc.	6,404	471,014
Invesco Ltd.	15,696	416,886
Jefferies Financial Group, Inc.	43,191	982,163
Moody’s Corp.	1,982	338,050
Morgan Stanley	71,582	3,392,987
MSCI, Inc.	649	107,364
Nasdaq, Inc.	3,550	324,009
Northern Trust Corp.	4,528	465,886
Raymond James Financial, Inc.	5,687	508,133
S&P Global, Inc.	2,438	497,084
State Street Corp.	9,567	890,592
Synchrony Financial	32,271	1,077,206
T. Rowe Price Group, Inc.	3,263	378,802
Total Diversified Financials		43,115,107

Energy—8.1%
Anadarko Petroleum Corp.	12,665	927,711
Andeavor	21,767	2,855,395
Apache Corp.[1]	11,777	550,575
Baker Hughes a GE Co.[1]	44,492	1,469,571
Cabot Oil & Gas Corp.	5,992	142,610
Chevron Corp.	90,197	11,403,607
Cimarex Energy Co.[1]	1,941	197,477
Concho Resources, Inc.[1,2]	1,856	256,778
ConocoPhillips	35,542	2,474,434
Devon Energy Corp.	27,703	1,217,824
EOG Resources, Inc.	8,634	1,074,329
EQT Corp.	5,522	304,704
Exxon Mobil Corp.	224,924	18,607,962
Halliburton Co.	37,419	1,686,100
Helmerich & Payne, Inc.[1]	2,709	172,726
Hess Corp.	7,343	491,173
HollyFrontier Corp.	16,149	1,105,076
Kinder Morgan, Inc.	66,307	1,171,645
Marathon Oil Corp.	18,939	395,068

16     OPPENHEIMER ETF TRUST

	Shares	Value
Energy (Continued)
Marathon Petroleum Corp.	73,861	$5,182,088
National Oilwell Varco, Inc.[1]	14,078	610,985
Newfield Exploration Co.[2]	5,397	163,259
Noble Energy, Inc.	10,145	357,916
Occidental Petroleum Corp.	12,681	1,061,146
ONEOK, Inc.	15,097	1,054,223
Phillips 66	64,961	7,295,770
Pioneer Natural Resources Co.	2,938	555,987
Schlumberger Ltd.	36,834	2,468,983
TechnipFMC PLC	37,023	1,175,110
Valero Energy Corp.	67,163	7,443,675
Williams Cos., Inc. (The)	25,374	687,889
Total Energy		74,561,796

Food & Staples Retailing—8.7%
Costco Wholesale Corp.	55,987	11,700,163
Kroger Co. (The)	395,640	11,255,958
Sysco Corp.	71,794	4,902,812
Walgreens Boots Alliance, Inc.	159,965	9,600,300
Walmart, Inc.	489,237	41,903,149
Total Food & Staples Retailing		79,362,382

Food, Beverage & Tobacco—3.7%
Altria Group, Inc.	27,648	1,570,130
Archer-Daniels-Midland Co.	111,534	5,111,603
Brown-Forman Corp., Class B	5,015	245,785
Campbell Soup Co.[1]	19,462	788,990
Coca-Cola Co. (The)	62,467	2,739,803
Conagra Brands, Inc.	16,919	604,516
Constellation Brands, Inc., Class A	2,720	595,326
General Mills, Inc.	29,741	1,316,337
Hershey Co. (The)	6,757	628,806
Hormel Foods Corp.	21,074	784,164
JM Smucker Co. (The)[1]	5,852	628,973
Kellogg Co.[1]	16,722	1,168,366
Kraft Heinz Co. (The)	36,485	2,291,988
McCormick & Co., Inc.	3,960	459,716
Molson Coors Brewing Co., Class B	13,959	949,770
Mondelez International, Inc., Class A	53,781	2,205,021
Monster Beverage Corp.[2]	5,121	293,433
PepsiCo, Inc.	50,929	5,544,640
Philip Morris International, Inc.	30,348	2,450,298
Food, Beverage & Tobacco (Continued)
Tyson Foods, Inc., Class A	46,064	$3,171,506
Total Food, Beverage & Tobacco		33,549,171

Health Care Equipment & Services—13.6%
Abbott Laboratories	36,646	2,235,040
ABIOMED, Inc.[2]	118	48,268
Aetna, Inc.	27,547	5,054,874
Align Technology, Inc.[2]	376	128,645
AmerisourceBergen Corp.	151,237	12,895,979
Anthem, Inc.	32,328	7,695,034
Baxter International, Inc.	11,732	866,291
Becton Dickinson and Co.	4,761	1,140,545
Boston Scientific Corp.[2]	23,640	773,028
Cardinal Health, Inc.	206,136	10,065,621
Centene Corp.[2]	33,916	4,178,790
Cerner Corp.[2]	6,950	415,540
Cigna Corp.	19,545	3,321,673
Cooper Cos., Inc. (The)	787	185,299
CVS Health Corp.	230,036	14,802,817
Danaher Corp.	14,893	1,469,641
DaVita, Inc.[2]	15,408	1,069,932
DENTSPLY SIRONA, Inc.	7,683	336,285
Edwards Lifesciences Corp.[2]	1,980	288,229
Envision Healthcare Corp.[2]	14,976	659,094
Express Scripts Holding Co.[2]	104,741	8,087,053
HCA Healthcare, Inc.	34,351	3,524,413
Henry Schein, Inc.[1,2]	14,420	1,047,469
Hologic, Inc.[1,2]	6,780	269,505
Humana, Inc.	14,854	4,420,996
IDEXX Laboratories, Inc.[2]	759	165,416
Intuitive Surgical, Inc.[2]	555	265,556
Laboratory Corp. of America Holdings[2]	4,727	848,638
McKesson Corp.	117,106	15,621,940
Medtronic PLC	28,005	2,397,508
Quest Diagnostics, Inc.	5,716	628,417
ResMed, Inc.	1,735	179,711
Stryker Corp.	5,798	979,050
UnitedHealth Group, Inc.	67,706	16,610,990
Universal Health Services, Inc., Class B	7,412	825,993
Varian Medical Systems, Inc.[2]	1,883	214,135
Zimmer Biomet Holdings, Inc.	5,599	623,953
Total Health Care Equipment & Services		124,341,368

17     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Household & Personal Products—1.2%
Church & Dwight Co., Inc.[1]	6,605	$351,122
Clorox Co. (The)[1]	3,910	528,828
Colgate-Palmolive Co.	20,196	1,308,903
Coty, Inc., Class A1	54,804	772,736
Estee Lauder Cos., Inc., (The), Class A	7,073	1,009,246
Kimberly-Clark Corp.	14,608	1,538,807
Procter & Gamble Co. (The)	70,574	5,509,006
Total Household & Personal Products		11,018,648

Insurance—4.0%
Aflac, Inc.	38,743	1,666,724
Allstate Corp. (The)	33,056	3,017,021
American International Group, Inc.	75,243	3,989,384
Aon PLC	6,097	836,325
Arthur J. Gallagher & Co.	7,871	513,819
Assurant, Inc.	5,321	550,670
Brighthouse Financial, Inc.[2]	14,731	590,271
Chubb Ltd.	19,909	2,528,841
Cincinnati Financial Corp.	6,223	416,070
Everest Re Group Ltd.	2,393	551,539
Hartford Financial Services Group, Inc. (The)	28,286	1,446,263
Lincoln National Corp.	16,772	1,044,057
Loews Corp.	22,349	1,079,010
Marsh & McLennan Cos., Inc.	14,293	1,171,597
MetLife, Inc.	110,180	4,803,848
Principal Financial Group, Inc.	20,072	1,062,812
Progressive Corp. (The)	36,301	2,147,204
Prudential Financial, Inc.	49,917	4,667,739
Torchmark Corp.	3,971	323,279
Travelers Cos., Inc. (The)	18,161	2,221,817
Unum Group	23,593	872,705
Willis Towers Watson PLC	4,192	635,507
XL Group Ltd.	16,347	914,615
Total Insurance		37,051,117

Materials—2.8%
Air Products & Chemicals, Inc.	4,207	655,156
Albemarle Corp.[1]	2,711	255,729
Avery Dennison Corp.	5,158	526,632
Ball Corp.[1]	24,503	871,082
CF Industries Holdings, Inc.	7,645	339,438
DowDuPont, Inc.	83,434	5,499,969
Eastman Chemical Co.	7,344	734,106
Ecolab, Inc.	7,888	1,106,923
FMC Corp.	3,212	286,542
Materials (Continued)
Freeport-McMoRan, Inc.	79,585	$1,373,637
International Flavors & Fragrances, Inc.	2,258	279,902
International Paper Co.	31,902	1,661,456
LyondellBasell Industries NV, Class A	24,737	2,717,359
Martin Marietta Materials, Inc.	1,393	311,099
Mosaic Co. (The)	21,485	602,654
Newmont Mining Corp.	15,941	601,135
Nucor Corp.	25,625	1,601,562
Packaging Corp. of America	4,386	490,311
PPG Industries, Inc.	11,778	1,221,732
Praxair, Inc.	5,971	944,314
Sealed Air Corp.[1]	8,487	360,273
Sherwin-Williams Co. (The)	3,396	1,384,108
Vulcan Materials Co.	2,480	320,069
WestRock Co.	20,946	1,194,341
Total Materials		25,339,529

Media—2.8%
CBS Corp., Class B	22,494	1,264,613
Charter Communications, Inc., Class A2	12,369	3,626,715
Comcast Corp., Class A	221,714	7,274,436
Discovery, Inc., Class A1,2	13,436	369,490
Discovery, Inc., Class C2	14,188	361,794
DISH Network Corp., Class A2	36,003	1,210,061
Interpublic Group of Cos., Inc. (The)	29,253	685,690
News Corp., Class A	21,601	334,816
News Corp., Class B	21,160	335,386
Omnicom Group, Inc.	16,893	1,288,429
Twenty-First Century Fox, Inc., Class A	29,767	1,479,122
Twenty-First Century Fox, Inc., Class B	30,097	1,482,879
Viacom, Inc., Class B	37,686	1,136,610
Walt Disney Co. (The)	44,546	4,668,866
Total Media		25,518,907

Pharmaceuticals, Biotechnology & Life Sciences—3.6%
AbbVie, Inc.	24,034	2,226,750
Agilent Technologies, Inc.	5,853	361,950
Alexion Pharmaceuticals, Inc.[2]	2,507	311,244
Allergan PLC	7,688	1,281,743
Amgen, Inc.	10,157	1,874,881
Biogen, Inc.[2]	3,042	882,910

18     OPPENHEIMER ETF TRUST

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Bristol-Myers Squibb Co.	32,261	$1,785,324
Celgene Corp.[2]	13,928	1,106,162
Eli Lilly & Co.	22,104	1,886,134
Gilead Sciences, Inc.	28,091	1,989,966
Illumina, Inc.[2]	849	237,117
Incyte Corp.[2]	1,786	119,662
IQVIA Holdings, Inc.[2]	7,777	776,300
Johnson & Johnson	51,993	6,308,831
Merck & Co., Inc.	53,120	3,224,384
Mettler-Toledo International, Inc.[2]	383	221,615
Mylan NV2	23,376	844,809
Nektar Therapeutics[2]	484	23,634
PerkinElmer, Inc.[1]	2,485	181,977
Perrigo Co. PLC	5,528	403,046
Pfizer, Inc.	117,083	4,247,771
Regeneron Pharmaceuticals, Inc.[2]	1,605	553,709
Thermo Fisher Scientific, Inc.	8,265	1,712,012
Vertex Pharmaceuticals, Inc.[2]	1,307	222,138
Waters Corp.[2]	929	179,845
Zoetis, Inc.	5,112	435,491
Total Pharmaceuticals, Biotechnology & Life Sciences		33,399,405

Real Estate—0.9%
Alexandria Real Estate Equities, Inc.	760	95,889
American Tower Corp.	3,994	575,815
Apartment Investment & Management Co., Class A	1,966	83,162
AvalonBay Communities, Inc.	1,062	182,547
Boston Properties, Inc.	1,748	219,234
CBRE Group, Inc., Class A2	26,676	1,273,512
Crown Castle International Corp.	3,670	395,699
Digital Realty Trust, Inc.	1,967	219,478
Duke Realty Corp.	2,368	68,743
Equinix, Inc.	938	403,237
Equity Residential	3,130	199,350
Essex Property Trust, Inc.	471	112,602
Extra Space Storage, Inc.	933	93,123
Federal Realty Investment Trust	588	74,411
GGP, Inc.	9,267	189,325
HCP, Inc.	6,147	158,716
Real Estate (Continued)
Host Hotels & Resorts, Inc.	19,870	$418,661
Iron Mountain, Inc.[1]	9,300	325,593
Kimco Realty Corp.	6,027	102,399
Macerich Co. (The)	1,405	79,846
Mid-America Apartment Communities, Inc.	1,300	130,871
Prologis, Inc.	3,316	217,828
Public Storage	1,013	229,809
Realty Income Corp.	1,915	103,008
Regency Centers Corp.	1,455	90,326
SBA Communications Corp.[2]	913	150,755
Simon Property Group, Inc.	2,743	466,831
SL Green Realty Corp.	1,176	118,223
UDR, Inc.	2,186	82,062
Ventas, Inc.	5,402	307,644
Vornado Realty Trust	2,523	186,500
Welltower, Inc.	6,116	383,412
Weyerhaeuser Co.	15,784	575,485
Total Real Estate		8,314,096

Retailing—7.1%
Advance Auto Parts, Inc.	5,791	785,839
Amazon.com, Inc.[2]	9,374	15,933,925
AutoZone, Inc.[2]	1,350	905,756
Best Buy Co., Inc.[1]	48,169	3,592,444
Booking Holdings, Inc.[2]	504	1,021,653
CarMax, Inc.[1,2]	18,912	1,378,118
Dollar General Corp.	20,593	2,030,470
Dollar Tree, Inc.[2]	22,207	1,887,595
Expedia Group, Inc.[1]	6,998	841,090
Foot Locker, Inc.	10,799	568,567
Gap, Inc. (The)	41,598	1,347,359
Genuine Parts Co.[1]	14,636	1,343,438
Home Depot, Inc. (The)	42,162	8,225,806
Kohl’s Corp.[1]	20,399	1,487,087
L Brands, Inc.	28,254	1,042,008
LKQ Corp.[2]	25,298	807,006
Lowe’s Cos., Inc.	56,216	5,372,563
Macy’s, Inc.[1]	51,500	1,927,645
Netflix, Inc.[2]	2,884	1,128,884
Nordstrom, Inc.[1]	24,367	1,261,723
O’Reilly Automotive, Inc.[2]	2,621	717,027
Ross Stores, Inc.	13,690	1,160,228
Target Corp.	75,893	5,776,975
Tiffany & Co.	2,667	350,977
TJX Cos., Inc. (The)	31,568	3,004,642
Tractor Supply Co.	7,850	600,447
TripAdvisor, Inc.[1,2]	2,280	127,019
Ulta Beauty, Inc.[2]	1,970	459,916
Total Retailing		65,086,207

19     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Semiconductors & Semiconductor Equipment—1.7%
Advanced Micro Devices, Inc.[1,2]	32,028	$480,100
Analog Devices, Inc.	4,845	464,732
Applied Materials, Inc.	26,268	1,213,319
Broadcom, Inc.	5,948	1,443,223
Intel Corp.	94,808	4,712,906
KLA-Tencor Corp.	2,784	285,443
Lam Research Corp.	4,465	771,775
Microchip Technology, Inc.[1]	3,176	288,857
Micron Technology, Inc.[2]	34,333	1,800,422
NVIDIA Corp.	3,414	808,777
Qorvo, Inc.[2]	3,024	242,434
QUALCOMM, Inc.	30,577	1,715,981
Skyworks Solutions, Inc.	3,144	303,868
Texas Instruments, Inc.	10,809	1,191,692
Xilinx, Inc.	2,976	194,214
Total Semiconductors & Semiconductor Equipment		15,917,743

Software & Services—5.7%
Accenture PLC, Class A	19,663	3,216,670
Activision Blizzard, Inc.	7,962	607,660
Adobe Systems, Inc.[2]	2,493	607,818
Akamai Technologies, Inc.[2]	2,662	194,938
Alliance Data Systems Corp.	2,831	660,189
Alphabet, Inc., Class A2	4,283	4,836,321
Alphabet, Inc., Class C2	4,286	4,781,676
ANSYS, Inc.[2]	520	90,574
Autodesk, Inc.[2]	1,281	167,926
Automatic Data Processing, Inc.	7,872	1,055,950
Broadridge Financial Solutions, Inc.	2,992	344,379
CA, Inc.	9,528	339,673
Cadence Design Systems, Inc.[2]	3,669	158,904
Citrix Systems, Inc.[2]	2,159	226,350
Cognizant Technology Solutions Corp., Class A	16,042	1,267,158
DXC Technology Co.	23,399	1,886,193
eBay, Inc.[2]	20,202	732,525
Electronic Arts, Inc.[2]	3,051	430,252
Facebook, Inc., Class A2	19,219	3,734,636
Fidelity National Information Services, Inc.	6,861	727,472
Fiserv, Inc.[2]	6,202	459,506
Gartner, Inc.[1,2]	2,160	287,064
Global Payments, Inc.	2,681	298,905
Software & Services (Continued)
International Business Machines Corp.	44,901	$6,272,670
Intuit, Inc.	2,300	469,901
Mastercard, Inc., Class A	5,437	1,068,479
Microsoft Corp.	83,338	8,217,960
Oracle Corp.	66,777	2,942,195
Paychex, Inc.	3,956	270,393
PayPal Holdings, Inc.[2]	13,344	1,111,155
Red Hat, Inc.[2]	1,391	186,909
salesforce.com, Inc.[2]	6,775	924,110
Symantec Corp.	18,527	382,583
Synopsys, Inc.[2]	2,646	226,418
Take-Two Interactive Software, Inc.[2]	1,288	152,448
Total System Services, Inc.	4,425	374,001
Twitter, Inc.[2]	5,063	221,101
VeriSign, Inc.[2]	695	95,507
Visa, Inc., Class A	11,709	1,550,857
Western Union Co. (The)[1]	21,962	446,487
Total Software & Services		52,025,913

Technology Hardware & Equipment—4.1%
Amphenol Corp., Class A	6,562	571,878
Apple, Inc.	105,502	19,529,475
Cisco Systems, Inc.	91,144	3,921,926
Corning, Inc.	29,035	798,753
F5 Networks, Inc.[2]	974	167,966
FLIR Systems, Inc.	2,714	141,047
Hewlett Packard Enterprise Co.	158,759	2,319,469
HP, Inc.	192,886	4,376,583
IPG Photonics Corp.[2]	486	107,226
Juniper Networks, Inc.	14,273	391,366
Motorola Solutions, Inc.	4,767	554,736
NetApp, Inc.	6,480	508,875
Seagate Technology PLC	15,660	884,320
TE Connectivity Ltd.	11,774	1,060,367
Western Digital Corp.	20,098	1,555,786
Xerox Corp.	29,923	718,152
Total Technology Hardware & Equipment		37,607,925

Telecommunication Services—2.7%
AT&T, Inc.	384,876	12,358,354
CenturyLink, Inc.	89,556	1,669,324
Verizon Communications, Inc.	212,876	10,709,792
Total Telecommunication Services		24,737,470

20     OPPENHEIMER ETF TRUST

	Shares	Value
Transportation—3.0%
Alaska Air Group, Inc.[1]	10,483	$633,068
American Airlines Group, Inc.[1]	81,272	3,085,085
C.H. Robinson Worldwide, Inc.	14,194	1,187,470
CSX Corp.	13,873	884,820
Delta Air Lines, Inc.	63,378	3,139,746
Expeditors International of Washington, Inc.	7,702	563,016
FedEx Corp.	20,156	4,576,621
JB Hunt Transport Services, Inc.	4,756	578,092
Kansas City Southern	1,980	209,801
Norfolk Southern Corp.	5,651	852,566
Southwest Airlines Co.	34,285	1,744,421
Union Pacific Corp.	12,173	1,724,671
United Continental Holdings, Inc.[2]	44,661	3,114,212
United Parcel Service, Inc., Class B	47,330	5,027,866
Total Transportation		27,321,455

Utilities—3.1%
AES Corp.	79,621	1,067,718
Alliant Energy Corp.	7,157	302,884
Ameren Corp.	8,983	546,615
American Electric Power Co., Inc.	19,740	1,366,995
American Water Works Co., Inc.	3,456	295,073
CenterPoint Energy, Inc.	31,729	879,210
CMS Energy Corp.	12,611	596,248
Consolidated Edison, Inc.	13,635	1,063,257
Dominion Energy, Inc.	16,487	1,124,084
DTE Energy Co.	10,903	1,129,878
Duke Energy Corp.	26,721	2,113,097
Edison International	16,984	1,074,578
Entergy Corp.	11,749	949,202
Evergy, Inc.	4,128	231,787
Eversource Energy	12,076	707,774
Exelon Corp.	71,531	3,047,221
FirstEnergy Corp.[1]	32,819	1,178,530
NextEra Energy, Inc.	8,627	1,440,968
NiSource, Inc.	17,421	457,824
NRG Energy, Inc.	26,086	800,840
PG&E Corp.	33,279	1,416,354
Pinnacle West Capital Corp.	3,924	316,117
PPL Corp.[1]	24,089	687,741
Public Service Enterprise Group, Inc.	14,627	791,906
Utilities (Continued)
SCANA Corp.	9,955	$383,467
Sempra Energy	8,942	1,038,256
Southern Co. (The)[1]	44,783	2,073,901
WEC Energy Group, Inc.	10,460	676,239
Xcel Energy, Inc.	21,764	994,179
Total Utilities		28,751,943

Total Common Stocks (Cost $816,479,753)		916,018,801
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $885,485)	885,485	885,485
Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $1,226,057)	1,226,057	1,226,057
Total Investments—100.1% (Cost $818,591,295)		918,130,343
Liabilities in Excess of Other Assets—(0.1)%		(636,408)
Net Assets—100.0%		$917,493,935

PLC – Public Limited Company

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $30,446,022; total value of the collateral held by the Fund was $31,227,503. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $30,001,446 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

21     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS June 30, 2018
Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—1.6%
Dana, Inc.	96,549	$1,949,324
Delphi Technologies PLC	27,297	1,240,922
Gentex Corp.	21,573	496,610
Thor Industries, Inc.	23,345	2,273,570
Total Automobiles & Components		5,960,426

Banks—2.6%
Associated Banc-Corp.	12,955	353,671
BancorpSouth Bank[1]	6,774	223,203
Bank of Hawaii Corp.[1]	2,246	187,361
Bank of the Ozarks	6,429	289,562
Cathay General Bancorp	4,220	170,868
Chemical Financial Corp.	4,043	225,074
Commerce Bancshares, Inc.	5,713	369,688
Cullen/Frost Bankers, Inc.	3,134	339,224
East West Bancorp, Inc.	6,220	405,544
F.N.B. Corp.[1]	27,324	366,688
First Horizon National Corp.[1]	25,142	448,533
Fulton Financial Corp.	14,681	242,236
Hancock Holding Co.	6,618	308,730
Home BancShares, Inc.[1]	8,233	185,736
International Bancshares Corp.	3,817	163,368
LendingTree, Inc.[1,2]	699	149,446
MB Financial, Inc.	6,054	282,722
New York Community Bancorp, Inc.	44,098	486,842
PacWest Bancorp	6,361	314,361
Pinnacle Financial Partners, Inc.[1]	3,750	230,063
Prosperity Bancshares, Inc.	3,091	211,301
Signature Bank[2]	3,490	446,301
Sterling Bancorp	10,459	245,787
Synovus Financial Corp.	7,517	397,123
TCF Financial Corp.	16,117	396,801
Texas Capital Bancshares, Inc.[2]	2,921	267,272
Trustmark Corp.	5,769	188,242
UMB Financial Corp.	3,887	296,306
Umpqua Holdings Corp.	15,091	340,906
United Bankshares, Inc.[1]	6,394	232,742
Valley National Bancorp[1]	22,435	272,810
Washington Federal, Inc.	5,430	177,561
Webster Financial Corp.	5,172	329,456
Wintrust Financial Corp.	3,904	339,843
Total Banks		9,885,371
Capital Goods—10.2%
Acuity Brands, Inc.[1]	8,423	$975,973
AECOM[1,2]	160,081	5,287,475
AGCO Corp.	39,738	2,412,891
Carlisle Cos., Inc.	11,054	1,197,259
Crane Co.	9,904	793,608
Curtiss-Wright Corp.	5,113	608,549
Donaldson Co., Inc.	16,136	728,056
Dycom Industries, Inc.[1,2]	8,917	842,746
EMCOR Group, Inc.	28,358	2,160,312
EnerSys	9,334	696,690
Esterline Technologies Corp.[2]	7,792	575,050
GATX Corp.	5,516	409,453
Graco, Inc.	9,350	422,807
Granite Construction, Inc.	15,198	845,921
Hubbell, Inc.	9,902	1,047,037
IDEX Corp.	4,740	646,915
ITT, Inc.	14,144	739,307
KBR, Inc.	63,796	1,143,224
Kennametal, Inc.[1]	17,173	616,511
KLX, Inc.[2]	7,300	524,870
Lennox International, Inc.	5,308	1,062,396
Lincoln Electric Holdings, Inc.	8,727	765,882
MSC Industrial Direct Co., Inc., Class A	9,289	788,172
Nordson Corp.[1]	4,968	637,941
NOW, Inc.[1,2]	58,646	781,751
nVent Electric PLC[2]	22,908	574,991
Oshkosh Corp.	28,571	2,009,113
Regal Beloit Corp.	12,221	999,678
Teledyne Technologies, Inc.[2]	3,724	741,299
Terex Corp.	31,972	1,348,899
Timken Co. (The)	19,130	833,111
Toro Co. (The)	12,150	732,037
Trinity Industries, Inc.	30,416	1,042,052
Valmont Industries, Inc.	5,305	799,729
Wabtec Corp.[1]	11,259	1,109,912
Watsco, Inc.[1]	6,698	1,194,119
Woodward, Inc.	8,010	615,649
Total Capital Goods		38,711,385

Commercial & Professional Services—3.3%
Brink’s Co. (The)	12,483	995,519
Clean Harbors, Inc.[1,2]	16,106	894,688
Deluxe Corp.	8,497	562,587
Dun & Bradstreet Corp. (The)	3,923	481,156
Healthcare Services Group, Inc.[1]	14,565	629,062

22     OPPENHEIMER ETF TRUST

	Shares	Value
Commercial & Professional Services (Continued)
Herman Miller, Inc.[1]	19,728	$668,779
HNI Corp.[1]	17,079	635,339
ManpowerGroup, Inc.	68,503	5,895,368
MSA Safety, Inc.[1]	3,869	372,740
Pitney Bowes, Inc.	114,035	977,280
Rollins, Inc.[1]	9,416	495,093
Total Commercial & Professional Services		12,607,611

Consumer Durables & Apparel—3.4%
Brunswick Corp.	20,095	1,295,726
Carter’s, Inc.	8,854	959,685
Deckers Outdoor Corp.[2]	4,577	516,698
Helen of Troy Ltd.[1,2]	4,745	467,145
KB Home	46,689	1,271,808
NVR, Inc.[2]	587	1,743,595
Polaris Industries, Inc.[1]	12,749	1,557,673
Skechers U.S.A., Inc., Class A1,2	43,946	1,318,820
Tempur Sealy International, Inc.[1,2]	15,463	742,997
Toll Brothers, Inc.	45,319	1,676,350
TRI Pointe Group, Inc.[1,2]	47,829	782,482
Tupperware Brands Corp.	14,949	616,497
Total Consumer Durables & Apparel		12,949,476

Consumer Services—3.2%
Adtalem Global Education, Inc.[2]	9,186	441,847
Boyd Gaming Corp.	18,984	657,985
Brinker International, Inc.	19,024	905,542
Cheesecake Factory, Inc. (The)[1]	12,324	678,559
Churchill Downs, Inc.[1]	1,082	320,813
Cracker Barrel Old Country Store, Inc.	5,473	854,937
Domino’s Pizza, Inc.	3,181	897,583
Dunkin’ Brands Group, Inc.[1]	4,198	289,956
Graham Holdings Co., Class B	1,295	759,000
ILG, Inc.	15,298	505,293
International Speedway Corp., Class A	4,537	202,804
Jack in the Box, Inc.	4,125	351,120
Papa John’s International, Inc.[1]	9,865	500,353
Scientific Games Corp.[1,2]	16,098	791,217
Service Corp. International	24,720	884,729
Six Flags Entertainment Corp.[1]	5,722	400,826
Consumer Services (Continued)
Sotheby’s1,2	4,869	$264,581
Texas Roadhouse, Inc.[1]	10,394	680,911
Wendy’s Co. (The)[1]	21,664	372,188
Wyndham Destinations, Inc.	33,483	1,482,292
Total Consumer Services		12,242,536

Diversified Financials—1.8%
Eaton Vance Corp.	8,524	444,868
Evercore, Inc., Class A	4,707	496,353
FactSet Research Systems, Inc.[1]	1,821	360,740
Federated Investors, Inc., Class B	12,896	300,735
Interactive Brokers Group, Inc., Class A	8,348	537,695
Janus Henderson Group PLC[1]	19,324	593,827
Legg Mason, Inc.	24,458	849,426
MarketAxess Holdings, Inc.[1]	555	109,812
Navient Corp.	106,308	1,385,193
SEI Investments Co.	6,857	428,700
SLM Corp.[2]	37,130	425,138
Stifel Financial Corp.	14,621	763,947
Total Diversified Financials		6,696,434

Energy—8.0%
Apergy Corp.[2]	7,968	332,664
Callon Petroleum Co.[1,2]	11,849	127,258
Chesapeake Energy Corp.[1,2]	560,287	2,935,904
CNX Resources Corp.[2]	30,795	547,535
Core Laboratories NV1	1,537	193,985
Diamond Offshore Drilling, Inc.[1,2]	20,992	437,893
Dril-Quip, Inc.[1,2]	2,601	133,691
Energen Corp.[2]	5,381	391,845
Ensco PLC, Class A1	77,873	565,358
Gulfport Energy Corp.[1,2]	34,390	432,282
Matador Resources Co.[1,2]	6,813	204,731
McDermott International, Inc.[1,2]	42,822	841,452
Murphy Oil Corp.[1]	18,645	629,642
Nabors Industries Ltd.	110,052	705,433
Oasis Petroleum, Inc.[1,2]	31,354	406,661
Oceaneering International, Inc.[1]	22,690	577,687
Patterson-UTI Energy, Inc.	44,574	802,332
PBF Energy, Inc., Class A	135,183	5,668,223
QEP Resources, Inc.[2]	40,824	500,502
Range Resources Corp.	46,117	771,538
Rowan Cos. PLC, Class A2	19,980	324,076
SM Energy Co.[1]	15,975	410,398

23     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
Energy (Continued)
Southwestern Energy Co.[1,2]	195,564	$1,036,489
Superior Energy Services, Inc.[1,2]	56,666	551,927
Transocean Ltd.[2]	64,078	861,208
World Fuel Services Corp.	463,446	9,458,933
WPX Energy, Inc.[2]	24,670	444,800
Total Energy		30,294,447

Food & Staples Retailing—1.9%
Casey’s General Stores, Inc.[1]	24,563	2,581,080
Sprouts Farmers Market, Inc.[1,2]	65,763	1,451,389
United Natural Foods, Inc.[1,2]	72,424	3,089,608
Total Food & Staples Retailing		7,122,077

Food, Beverage & Tobacco—2.7%
Boston Beer Co., Inc. (The), Class A1,2	1,002	300,299
Flowers Foods, Inc.[1]	55,185	1,149,504
Hain Celestial Group, Inc. (The)[2]	29,239	871,322
Ingredion, Inc.	15,209	1,683,636
Lamb Weston Holdings, Inc.	14,801	1,014,017
Lancaster Colony Corp.[1]	2,689	372,211
Post Holdings, Inc.[1,2]	20,386	1,753,604
Sanderson Farms, Inc.[1]	9,624	1,011,964
Tootsie Roll Industries, Inc.[1]	5,152	158,939
TreeHouse Foods, Inc.[2]	36,702	1,927,222
Total Food, Beverage & Tobacco		10,242,718

Health Care Equipment & Services—7.8%
Acadia Healthcare Co., Inc.[1,2]	21,274	870,319
Allscripts Healthcare Solutions, Inc.[2]	44,001	528,012
Cantel Medical Corp.	2,472	243,146
Chemed Corp.	1,514	487,220
Encompass Health Corp.	17,596	1,191,601
Globus Medical, Inc., Class A2	3,346	168,839
Haemonetics Corp.[2]	2,799	251,014
Halyard Health, Inc.[2]	5,644	323,119
Hill-Rom Holdings, Inc.	8,667	756,976
ICU Medical, Inc.[2]	1,416	415,808
Integra LifeSciences Holdings Corp.[1,2]	5,781	372,354
LifePoint Health, Inc.[1,2]	32,814	1,601,323
LivaNova PLC[2]	3,481	347,473
Health Care Equipment & Services (Continued)
Masimo Corp.[2]	2,358	$230,259
Medidata Solutions, Inc.[1,2]	2,057	165,712
MEDNAX, Inc.[2]	22,098	956,401
Molina Healthcare, Inc.[1,2]	65,120	6,377,853
NuVasive, Inc.[1,2]	5,730	298,648
Patterson Cos., Inc.	73,677	1,670,258
STERIS PLC	7,160	751,872
Teleflex, Inc.	2,309	619,297
Tenet Healthcare Corp.[2]	150,224	5,043,020
WellCare Health Plans, Inc.[2]	22,001	5,417,526
West Pharmaceutical Services, Inc.	4,903	486,819
Total Health Care Equipment & Services		29,574,869

Household & Personal Products—0.5%
Edgewell Personal Care Co.[1,2]	14,007	706,793
Energizer Holdings, Inc.[1]	8,520	536,419
Nu Skin Enterprises, Inc., Class A	8,493	664,068
Total Household & Personal Products		1,907,280

Insurance—5.8%
Alleghany Corp.	3,213	1,847,379
American Financial Group, Inc.	17,471	1,875,162
Aspen Insurance Holdings Ltd.	16,881	687,057
Brown & Brown, Inc.	19,396	537,851
CNO Financial Group, Inc.	61,750	1,175,720
First American Financial Corp.	31,538	1,631,145
Genworth Financial, Inc., Class A2	623,795	2,807,078
Hanover Insurance Group, Inc. (The)	12,483	1,492,468
Kemper Corp.[1]	9,831	743,715
Mercury General Corp.	20,008	911,565
Old Republic International Corp.	85,366	1,699,637
Primerica, Inc.[1]	5,055	503,478
Reinsurance Group of America, Inc.	24,380	3,254,242
RenaissanceRe Holdings Ltd.	4,629	556,961
W.R. Berkley Corp.	28,422	2,058,037
Total Insurance		21,781,495

24     OPPENHEIMER ETF TRUST

	Shares	Value
Materials—8.9%
Allegheny Technologies, Inc.[1,2]	36,892	$926,727
AptarGroup, Inc.	7,995	746,573
Ashland Global Holdings, Inc.	13,017	1,017,669
Bemis Co., Inc.	27,821	1,174,324
Cabot Corp.	13,475	832,351
Carpenter Technology Corp.	10,678	561,342
Chemours Co. (The)	36,775	1,631,339
Commercial Metals Co.	58,956	1,244,561
Compass Minerals International, Inc.[1]	6,027	396,275
Domtar Corp.	30,838	1,472,206
Eagle Materials, Inc.	3,614	379,362
Greif, Inc., Class A	18,626	985,129
Louisiana-Pacific Corp.	27,248	741,691
Minerals Technologies, Inc.	6,585	496,180
NewMarket Corp.[1]	1,635	661,358
Olin Corp.	55,953	1,606,970
Owens-Illinois, Inc.[2]	109,377	1,838,627
PolyOne Corp.	21,805	942,412
Reliance Steel & Aluminum Co.	30,457	2,666,206
Royal Gold, Inc.	1,443	133,968
RPM International, Inc.[1]	30,079	1,754,207
Scotts Miracle-Gro Co., (The)[1]	8,999	748,357
Sensient Technologies Corp.[1]	5,723	409,481
Silgan Holdings, Inc.	45,093	1,209,845
Sonoco Products Co.	28,235	1,482,338
Steel Dynamics, Inc.	55,765	2,562,402
United States Steel Corp.[1]	98,915	3,437,296
Valvoline, Inc.	30,587	659,762
Worthington Industries, Inc.[1]	20,552	862,567
Total Materials		33,581,525

Media—2.0%
AMC Networks, Inc., Class A1,2	13,664	849,901
Cable One, Inc.	435	318,981
Cinemark Holdings, Inc.[1]	25,455	892,961
John Wiley & Sons, Inc., Class A	7,524	469,498
Live Nation Entertainment, Inc.[1,2]	66,009	3,206,057
Meredith Corp.[1]	11,139	568,089
New York Times Co., (The), Class A1	20,998	543,848
Media (Continued)
TEGNA, Inc.	52,476	$569,365
Total Media		7,418,700

Pharmaceuticals, Biotechnology & Life Sciences—1.5%
Akorn, Inc.[2]	15,393	255,370
Bio-Rad Laboratories, Inc., Class A2	2,150	620,361
Bio-Techne Corp.	1,129	167,035
Catalent, Inc.[2]	17,376	727,881
Charles River Laboratories International, Inc.[2]	4,864	546,033
Mallinckrodt PLC[1,2]	44,946	838,692
PRA Health Sciences, Inc.[2]	8,159	761,724
Prestige Brands Holdings, Inc.[1,2]	8,505	326,422
Syneos Health, Inc.[1,2]	22,776	1,068,194
United Therapeutics Corp.[2]	4,539	513,588
Total Pharmaceuticals, Biotechnology & Life Sciences		5,825,300

Real Estate—3.0%
Alexander & Baldwin, Inc.	5,957	139,989
American Campus Communities, Inc.	5,662	242,787
Camden Property Trust	2,978	271,385
CoreCivic, Inc.	23,916	571,353
CoreSite Realty Corp.	1,344	148,942
Corporate Office Properties Trust	6,569	190,435
Cousins Properties, Inc.	13,801	133,732
CyrusOne, Inc.	3,573	208,520
DCT Industrial Trust, Inc.	1,876	125,185
Douglas Emmett, Inc.	6,083	244,415
Education Realty Trust, Inc.	2,426	100,679
EPR Properties	2,791	180,829
First Industrial Realty Trust, Inc.	3,426	114,223
GEO Group, Inc. (The)	26,565	731,600
Healthcare Realty Trust, Inc.	4,628	134,582
Highwoods Properties, Inc.	4,242	215,197
Hospitality Properties Trust	22,468	642,809
JBG SMITH Properties[1]	4,524	164,990
Jones Lang LaSalle, Inc.	16,714	2,774,357
Kilroy Realty Corp.	2,701	204,304
Lamar Advertising Co., Class A	6,243	426,459
LaSalle Hotel Properties	8,869	303,586
Liberty Property Trust	4,921	218,148
Life Storage, Inc.	1,625	158,129

25     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
Real Estate (Continued)
Mack-Cali Realty Corp.	8,873	$179,944
Medical Properties Trust, Inc.	15,716	220,653
National Retail Properties, Inc.[1]	4,136	181,819
Omega Healthcare Investors, Inc.	8,432	261,392
PotlatchDeltic, Corp.	4,094	208,180
Quality Care Properties, Inc.[2]	3,849	82,792
Rayonier, Inc.	6,147	237,827
Sabra Health Care REIT, Inc.	7,028	152,718
Senior Housing Properties Trust	17,889	323,612
Tanger Factory Outlet Centers, Inc.[1]	6,393	150,172
Taubman Centers, Inc.	3,267	191,969
Uniti Group, Inc.	12,692	254,221
Urban Edge Properties[1]	4,890	111,834
Weingarten Realty Investors	5,479	168,808
Total Real Estate		11,372,576

Retailing—8.0%
Aaron’s, Inc.	24,620	1,069,739
American Eagle Outfitters, Inc.	46,759	1,087,147
AutoNation, Inc.[1,2]	128,255	6,230,628
Bed Bath & Beyond, Inc.[1]	182,847	3,643,226
Big Lots, Inc.	35,703	1,491,671
Dick’s Sporting Goods, Inc.	67,514	2,379,868
Dillard’s, Inc., Class A	20,050	1,894,725
Five Below, Inc.[1,2]	3,861	377,258
Michaels Cos., Inc. (The)[1,2]	76,435	1,465,259
Murphy USA, Inc.[1,2]	52,637	3,910,403
Ollie’s Bargain Outlet Holdings, Inc.[1,2]	4,523	327,918
Pool Corp.[1]	5,523	836,735
Sally Beauty Holdings, Inc.[1,2]	71,529	1,146,610
Signet Jewelers Ltd.[1]	33,270	1,854,803
Urban Outfitters, Inc.[2]	23,279	1,037,079
Williams-Sonoma, Inc.[1]	25,285	1,551,993
Total Retailing		30,305,062

Semiconductors & Semiconductor Equipment—1.3%
Cirrus Logic, Inc.[1,2]	11,889	455,706
Cree, Inc.[1,2]	8,583	356,795
Cypress Semiconductor Corp.	40,573	632,127
First Solar, Inc.[1,2]	14,469	761,938
Semiconductors & Semiconductor Equipment (Continued)
Integrated Device Technology, Inc.[1,2]	7,208	$229,791
MKS Instruments, Inc.	5,740	549,318
Monolithic Power Systems, Inc.	1,084	144,898
Silicon Laboratories, Inc.[2]	2,143	213,443
Synaptics, Inc.[1,2]	10,300	518,811
Teradyne, Inc.	16,313	621,036
Versum Materials, Inc.	8,980	333,607
Total Semiconductors & Semiconductor Equipment		4,817,470

Software & Services—3.4%
ACI Worldwide, Inc.[2]	11,566	285,333
Acxiom Corp.[2]	8,800	263,560
Blackbaud, Inc.[1]	2,292	234,815
Cars.com, Inc.[1,2]	6,680	189,645
CDK Global, Inc.	10,170	661,559
CommVault Systems, Inc.[2]	2,899	190,899
Convergys Corp.	33,455	817,640
CoreLogic, Inc.[2]	9,872	512,357
Fair Isaac Corp.[2]	1,431	276,641
Fortinet, Inc.[2]	7,234	451,619
j2 Global, Inc.[1]	3,842	332,756
Jack Henry & Associates, Inc.	3,376	440,095
Leidos Holdings, Inc.	47,354	2,793,886
LogMeIn, Inc.	2,945	304,071
Manhattan Associates, Inc.[2]	3,699	173,890
MAXIMUS, Inc.	11,410	708,675
PTC, Inc.[2]	4,071	381,901
Sabre Corp.	41,882	1,031,972
Science Applications International Corp.	14,707	1,190,238
Teradata Corp.[1,2]	15,527	623,409
Tyler Technologies, Inc.[1,2]	1,084	240,756
Ultimate Software Group, Inc. (The)[1,2]	1,088	279,953
WEX, Inc.[2]	2,035	387,627
Total Software & Services		12,773,297

Technology Hardware & Equipment—12.3%
ARRIS International PLC[2]	74,065	1,810,519
Arrow Electronics, Inc.[2]	104,518	7,868,115
Avnet, Inc.	136,579	5,857,873
Belden, Inc.[1]	12,153	742,791
Ciena Corp.[1,2]	34,120	904,521
Cognex Corp.[1]	4,795	213,905
Coherent, Inc.[1,2]	3,267	511,024
InterDigital, Inc.	1,861	150,555

26     OPPENHEIMER ETF TRUST

	Shares	Value
Technology Hardware & Equipment (Continued)
Jabil, Inc.	202,852	$5,610,886
Keysight Technologies, Inc.[2]	16,889	996,958
Littelfuse, Inc.[1]	1,743	397,718
Lumentum Holdings, Inc.[1,2]	5,772	334,199
National Instruments Corp.	8,807	369,718
NCR Corp.[1,2]	60,764	1,821,705
NetScout Systems, Inc.[2]	10,450	310,365
Plantronics, Inc.[1]	3,373	257,191
SYNNEX Corp.	46,686	4,505,666
Tech Data Corp.[2]	124,910	10,257,609
Trimble, Inc.[2]	23,474	770,886
VeriFone Systems, Inc.[2]	23,680	540,377
ViaSat, Inc.[1,2]	7,333	481,925
Vishay Intertechnology, Inc.	32,720	759,104
Zebra Technologies Corp., Class A2	6,975	999,169
Total Technology Hardware & Equipment		46,472,779

Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	54,978	1,507,497

Transportation—3.0%
Avis Budget Group, Inc.[2]	66,506	2,161,445
Genesee & Wyoming, Inc., Class A2	8,227	669,020
JetBlue Airways Corp.[2]	110,756	2,102,149
Kirby Corp.[1,2]	7,801	652,164
Knight-Swift Transportation Holdings, Inc.	24,625	940,921
Landstar System, Inc.	9,856	1,076,275
Old Dominion Freight Line, Inc.	6,398	953,046
Ryder System, Inc.	31,760	2,282,274
Werner Enterprises, Inc.	16,606	623,555
Total Transportation		11,460,849

Utilities—3.3%
ALLETE, Inc.[1]	5,624	435,354
Aqua America, Inc.[1]	7,046	247,878
Atmos Energy Corp.	10,582	953,861
Black Hills Corp.[1]	8,837	540,913
Hawaiian Electric Industries, Inc.[1]	22,963	787,631
IDACORP, Inc.[1]	4,542	418,954
MDU Resources Group, Inc.	47,652	1,366,659
National Fuel Gas Co.	8,708	461,176
New Jersey Resources Corp.	19,465	871,059
NorthWestern Corp.	7,167	410,311
OGE Energy Corp.	19,827	698,109
Utilities (Continued)
ONE Gas, Inc.	6,716	$501,954
PNM Resources, Inc.	11,664	453,730
Southwest Gas Holdings, Inc.	10,438	796,106
UGI Corp.	42,591	2,217,713
Vectren Corp.	11,074	791,237
WGL Holdings, Inc.	8,021	711,864
Total Utilities		12,664,509

Total Common Stocks (Cost $330,083,210)		378,175,689
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $269,409)	269,409	269,409
Investment of Cash Collateral for Securities Loaned—2.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $8,008,341)	8,008,341	8,008,341
Total Investments—102.1% (Cost $338,360,960)		386,453,439
Liabilities in Excess of Other Assets—(2.1)%		(7,842,673)
Net Assets—100.0%		$378,610,766

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $90,402,209; total value of the collateral held by the Fund was $92,622,651. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $84,614,310 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

27     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS June 30, 2018
Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—2.7%
American Axle & Manufacturing Holdings, Inc.[1]	255,260	$3,971,846
Cooper Tire & Rubber Co.[2]	65,185	1,714,366
Cooper-Standard Holdings, Inc.[1]	16,885	2,206,363
Dorman Products, Inc.[1,2]	8,167	557,888
Fox Factory Holding Corp.[1,2]	7,326	341,025
Gentherm, Inc.[1,2]	16,656	654,581
LCI Industries	15,174	1,367,936
Motorcar Parts of America, Inc.[1,2]	11,895	222,555
Standard Motor Products, Inc.[2]	14,348	693,582
Superior Industries International, Inc.	43,262	774,390
Winnebago Industries, Inc.	28,362	1,151,497
Total Automobiles & Components		13,656,029

Banks—2.3%
Ameris Bancorp	4,439	236,821
Banc of California, Inc.	13,917	272,077
Banner Corp.	5,003	300,830
Berkshire Hills Bancorp, Inc.	7,608	308,885
BofI Holding, Inc.[1]	7,273	297,538
Boston Private Financial Holdings, Inc.	14,960	237,864
Brookline Bancorp, Inc.[2]	9,498	176,663
Central Pacific Financial Corp.	4,552	130,415
City Holding Co.	1,619	121,797
Columbia Banking System, Inc.[2]	7,175	293,457
Community Bank System, Inc.[2]	5,636	332,919
Customers Bancorp, Inc.[1,2]	9,088	257,917
CVB Financial Corp.	8,785	196,960
Dime Community Bancshares, Inc.[2]	6,909	134,725
Fidelity Southern Corp.	7,174	182,291
First BanCorp[1]	50,794	388,574
First Commonwealth Financial Corp.	13,121	203,507
First Financial Bancorp	7,747	237,446
First Financial Bankshares, Inc.[2]	3,919	199,477
First Midwest Bancorp, Inc.	15,629	398,071
Banks (Continued)
Franklin Financial Network, Inc.[1,2]	2,546	$95,730
Glacier Bancorp, Inc.	7,558	292,343
Great Western Bancorp, Inc.	7,395	310,516
Green Bancorp, Inc.[2]	5,210	112,536
Hanmi Financial Corp.	5,017	142,232
HomeStreet, Inc.[1]	12,744	343,451
Hope Bancorp, Inc.[2]	21,897	390,424
Independent Bank Corp.	2,757	216,149
LegacyTexas Financial Group, Inc.	5,967	232,832
Meta Financial Group, Inc.[2]	1,708	166,359
National Bank Holdings Corp., Class A	3,558	137,303
NBT Bancorp, Inc.[2]	6,901	263,273
NMI Holdings, Inc., Class A1	7,063	115,127
Northfield Bancorp, Inc.	5,377	89,366
Northwest Bancshares, Inc.[2]	15,812	274,971
OFG Bancorp	17,479	245,580
Old National Bancorp	23,166	430,888
Opus Bank[2]	6,128	175,874
Oritani Financial Corp.[2]	5,431	87,982
Pacific Premier Bancorp, Inc.[1]	5,118	195,252
Provident Financial Services, Inc.[2]	8,380	230,701
S&T Bancorp, Inc.[2]	4,437	191,856
Seacoast Banking Corp. of Florida[1,2]	5,171	163,300
ServisFirst Bancshares, Inc.	4,133	172,470
Simmons First National Corp., Class A	11,795	352,670
Southside Bancshares, Inc.	4,169	140,412
Tompkins Financial Corp.	2,148	184,470
TrustCo Bank Corp. NY	13,058	116,216
United Community Banks, Inc.	9,048	277,502
Walker & Dunlop, Inc.[2]	6,824	379,756
Westamerica Bancorporation	1,974	111,551
Total Banks		11,547,326

Capital Goods—10.3%
AAON, Inc.	7,790	259,017
AAR Corp.[2]	23,893	1,110,786
Actuant Corp., Class A2	28,121	825,351
Aegion Corp.[1]	32,887	846,840
Aerojet Rocketdyne Holdings, Inc.[1,2]	41,070	1,211,154
Aerovironment, Inc.[1,2]	3,115	222,504

28     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods (Continued)
Alamo Group, Inc.	6,119	$552,913
Albany International Corp., Class A	8,800	529,320
American Woodmark Corp.[1,2]	7,482	684,977
Apogee Enterprises, Inc.[2]	18,227	877,995
Applied Industrial Technologies, Inc.[2]	24,534	1,721,060
Astec Industries, Inc.[2]	12,324	736,975
Axon Enterprise, Inc.[1]	3,471	219,298
AZZ, Inc.[2]	11,266	489,508
Barnes Group, Inc.	15,166	893,277
Briggs & Stratton Corp.	62,261	1,096,416
Chart Industries, Inc.[1]	8,981	553,948
CIRCOR International, Inc.[2]	10,057	371,707
Comfort Systems USA, Inc.	24,727	1,132,497
Cubic Corp.[2]	12,713	816,175
DXP Enterprises, Inc.[1]	16,416	627,091
Encore Wire Corp.	14,468	686,507
Engility Holdings, Inc.[1,2]	37,559	1,150,808
EnPro Industries, Inc.[2]	11,413	798,339
ESCO Technologies, Inc.	7,697	444,117
Federal Signal Corp.	25,384	591,193
Franklin Electric Co., Inc.	15,343	691,969
Gibraltar Industries, Inc.[1]	15,252	571,950
Greenbrier Cos., Inc. (The)	28,530	1,504,957
Griffon Corp.	49,532	881,670
Harsco Corp.[1]	38,433	849,369
Hillenbrand, Inc.	22,196	1,046,541
Insteel Industries, Inc.[2]	7,554	252,304
John Bean Technologies Corp.[2]	11,305	1,005,014
Kaman Corp.	16,004	1,115,319
Lindsay Corp.	3,303	320,358
Lydall, Inc.[1]	10,483	457,583
Mercury Systems, Inc.[1,2]	7,298	277,762
Moog, Inc., Class A	19,006	1,481,708
Mueller Industries, Inc.[2]	46,363	1,368,172
MYR Group, Inc.[1]	23,308	826,502
National Presto Industries, Inc.[2]	1,758	217,992
Orion Group Holdings, Inc.[1]	45,310	374,261
Patrick Industries, Inc.[1,2]	18,600	1,057,410
PGT Innovations, Inc.[1]	15,847	330,410
Powell Industries, Inc.	6,377	222,111
Proto Labs, Inc.[1,2]	1,826	217,203
Quanex Building Products Corp.	28,374	509,313
Raven Industries, Inc.	6,130	235,698
Capital Goods (Continued)
Simpson Manufacturing Co., Inc.	9,277	$576,937
SPX Corp.[1]	24,976	875,409
SPX FLOW, Inc.[1]	27,760	1,215,055
Standex International Corp.	5,051	516,212
Tennant Co.	8,652	683,508
Titan International, Inc.	81,152	870,761
Trex Co., Inc.[1,2]	5,668	354,760
Triumph Group, Inc.[2]	87,376	1,712,570
Universal Forest Products, Inc.	65,299	2,391,249
Veritiv Corp.[1,2]	147,601	5,881,900
Vicor Corp.[1,2]	2,916	126,992
Wabash National Corp.	58,790	1,097,021
Watts Water Technologies, Inc., Class A	11,617	910,773
Total Capital Goods		52,478,496

Commercial & Professional Services—6.7%
ABM Industries, Inc.	117,520	3,429,234
ASGN, Inc.[1]	20,693	1,617,986
Brady Corp., Class A	18,159	700,029
Essendant, Inc.	228,302	3,018,152
Exponent, Inc.	4,444	214,645
Forrester Research, Inc.[2]	4,734	198,591
FTI Consulting, Inc.[1]	18,260	1,104,365
Heidrick & Struggles International, Inc.	10,695	374,325
Insperity, Inc.	21,981	2,093,690
Interface, Inc.	26,830	615,748
Kelly Services, Inc., Class A	148,090	3,324,621
Korn/Ferry International	18,922	1,171,839
LSC Communications, Inc.	173,854	2,722,554
Matthews International Corp., Class A	17,495	1,028,706
Mobile Mini, Inc.[2]	7,288	341,807
Multi-Color Corp.[2]	11,543	746,255
Navigant Consulting, Inc.[1]	26,178	579,581
Resources Connection, Inc.	21,903	370,161
RR Donnelley & Sons Co.[2]	661,187	3,808,437
Team, Inc.[1,2]	35,948	830,399
Tetra Tech, Inc.	31,510	1,843,335
TrueBlue, Inc.[1]	57,188	1,541,217
UniFirst Corp.	5,599	990,463
US Ecology, Inc.	5,146	327,800
Viad Corp.[2]	14,490	786,083
WageWorks, Inc.[1]	6,140	307,000
Total Commercial & Professional Services		34,087,023

29     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Consumer Durables & Apparel—4.3%
Callaway Golf Co.[2]	35,568	$674,725
Cavco Industries, Inc.[1]	2,541	527,639
Crocs, Inc.[1]	33,699	593,439
Ethan Allen Interiors, Inc.	19,350	474,075
Fossil Group, Inc.[1,2]	60,959	1,637,968
G-III Apparel Group Ltd.[1,2]	36,814	1,634,542
Installed Building Products, Inc.[1,2]	11,277	637,714
iRobot Corp.[1,2]	8,301	628,967
La-Z-Boy, Inc.	28,634	876,200
LGI Homes, Inc.[1,2]	13,664	788,823
M.D.C. Holdings, Inc.[2]	49,322	1,517,638
M/I Homes, Inc.[1]	43,339	1,147,617
Meritage Homes Corp.[1]	42,913	1,886,026
Movado Group, Inc.	7,080	341,964
Nautilus, Inc.[1]	15,636	245,485
Oxford Industries, Inc.[2]	7,377	612,144
Perry Ellis International, Inc.[1,2]	19,711	535,548
Steven Madden Ltd.	17,617	935,463
Sturm Ruger & Co., Inc.[2]	4,919	275,464
TopBuild Corp.[1]	13,944	1,092,373
Unifi, Inc.[1]	12,797	405,665
Universal Electronics, Inc.[1,2]	14,457	477,804
Vera Bradley, Inc.[1]	18,703	262,590
Vista Outdoor, Inc.[1,2]	86,425	1,338,723
William Lyon Homes, Class A1	47,815	1,109,308
Wolverine World Wide, Inc.	40,465	1,406,968
Total Consumer Durables & Apparel		22,064,872

Consumer Services—2.0%
American Public Education, Inc.[1]	4,146	174,547
Belmond Ltd., Class A1,2	28,811	321,243
BJ’s Restaurants, Inc.	11,425	685,500
Capella Education Co.	2,813	277,643
Career Education Corp.[1]	22,225	359,378
Chuy’s Holdings, Inc.[1,2]	7,646	234,732
Dave & Buster’s Entertainment, Inc.[1,2]	14,823	705,575
Dine Brands Global, Inc.[2]	6,038	451,642
El Pollo Loco Holdings, Inc.[1,2]	23,165	264,081
Fiesta Restaurant Group, Inc.[1,2]	15,915	456,761
Marriott Vacations Worldwide Corp.[2]	10,338	1,167,780
Consumer Services (Continued)
Monarch Casino & Resort, Inc.[1,2]	3,212	$141,489
Penn National Gaming, Inc.[1,2]	61,336	2,060,276
Red Robin Gourmet Burgers, Inc.[1,2]	16,530	770,298
Regis Corp.[1]	48,205	797,311
Ruth’s Hospitality Group, Inc.	9,607	269,476
Shake Shack, Inc., Class A1,2	3,622	239,704
Sonic Corp.	8,566	294,842
Strayer Education, Inc.	2,539	286,932
Wingstop, Inc.[2]	1,325	69,059
Total Consumer Services		10,028,269

Diversified Financials—5.7%
Apollo Commercial Real Estate Finance, Inc.	9,801	179,162
ARMOUR Residential REIT, Inc.[2]	5,510	125,683
Capstead Mortgage Corp.	17,325	155,059
Donnelley Financial Solutions, Inc.[1]	35,736	620,734
Encore Capital Group, Inc.[1,2]	19,893	728,084
Enova International, Inc.[1]	16,027	585,787
EZCORP, Inc., Class A1,2	35,993	433,716
Financial Engines, Inc.	6,832	306,757
FirstCash, Inc.	11,878	1,067,238
Green Dot Corp., Class A1	7,764	569,800
Greenhill & Co., Inc.[2]	6,043	171,621
INTL. FCStone, Inc.[1]	391,402	20,239,397
Invesco Mortgage Capital, Inc.	23,322	370,820
Investment Technology Group, Inc.	13,916	291,123
New York Mortgage Trust, Inc.[2]	42,934	258,033
PennyMac Mortgage Investment Trust	18,478	350,897
Piper Jaffray Cos.	6,665	512,205
PRA Group, Inc.[1,2]	12,727	490,626
Virtus Investment Partners, Inc.[2]	2,385	305,161
Waddell & Reed Financial, Inc., Class A	36,517	656,211
WisdomTree Investments, Inc.[2]	12,816	116,369
World Acceptance Corp.[1,2]	2,999	332,919
Total Diversified Financials		28,867,402

30     OPPENHEIMER ETF TRUST

	Shares	Value
Energy—3.8%
Archrock, Inc.	44,179	$530,148
Bristow Group, Inc.[1,2]	70,010	987,841
C&J Energy Services, Inc.[1,2]	46,122	1,088,479
CARBO Ceramics, Inc.[1,2]	13,802	126,564
Carrizo Oil & Gas, Inc.[1,2]	19,094	531,768
Cloud Peak Energy, Inc.[1]	151,606	529,105
CONSOL Energy, Inc.[1]	20,189	774,248
Denbury Resources, Inc.[1,2]	168,125	808,681
Era Group, Inc.[1]	11,284	146,128
Exterran Corp.[1]	30,739	769,705
Geospace Technologies Corp.[1]	3,550	49,913
Green Plains, Inc.	113,294	2,073,280
Gulf Island Fabrication, Inc.[2]	11,787	106,083
Helix Energy Solutions Group, Inc.[1]	50,838	423,481
HighPoint Resources Corp.[1,2]	26,328	160,074
Matrix Service Co.[1]	36,863	676,436
Newpark Resources, Inc.[1,2]	49,084	532,561
Noble Corp. PLC[1,2]	119,158	754,270
Oil States International, Inc.[1,2]	14,159	454,504
Par Pacific Holdings, Inc.[1]	89,654	1,558,187
PDC Energy, Inc.[1,2]	9,303	562,366
Pioneer Energy Services Corp.[1]	58,975	345,004
ProPetro Holding Corp.[1,2]	51,938	814,388
Renewable Energy Group, Inc.[1]	83,688	1,493,831
REX American Resources Corp.[1,2]	3,852	311,896
Ring Energy, Inc.[1,2]	4,224	53,307
SEACOR Holdings, Inc.[1,2]	7,434	425,745
SRC Energy, Inc.[1,2]	25,290	278,696
TETRA Technologies, Inc.[1,2]	122,951	547,132
U.S. Silica Holdings, Inc.[2]	28,442	730,675
Unit Corp.[1,2]	21,818	557,668
Total Energy		19,202,164

Food & Staples Retailing—3.2%
Andersons, Inc. (The)	63,901	2,185,414
SpartanNash Co.	200,552	5,118,087
SUPERVALU, Inc.[1,2]	433,539	8,896,220
Total Food & Staples Retailing		16,199,721

Food, Beverage & Tobacco—3.3%
B&G Foods, Inc.	35,429	1,059,327
Calavo Growers, Inc.[2]	7,941	763,527
Food, Beverage & Tobacco (Continued)
Cal-Maine Foods, Inc.[1,2]	16,747	$767,850
Coca-Cola Bottling Co. Consolidated[2]	21,769	2,941,645
Darling Ingredients, Inc.[1,2]	120,247	2,390,510
Dean Foods Co.[2]	499,142	5,245,983
J&J Snack Foods Corp.	4,809	733,228
John B. Sanfilippo & Son, Inc.	7,931	590,463
MGP Ingredients, Inc.[2]	2,286	203,020
Seneca Foods Corp., Class A1	30,114	813,078
Universal Corp.	19,762	1,305,280
Total Food, Beverage & Tobacco		16,813,911

Health Care Equipment & Services—7.6%
Abaxis, Inc.	1,823	151,327
Aceto Corp.[2]	125,404	420,103
Amedisys, Inc.[1]	12,057	1,030,391
AMN Healthcare Services, Inc.[1,2]	22,283	1,305,784
AngioDynamics, Inc.[1]	10,023	222,911
Anika Therapeutics, Inc.[1,2]	1,634	52,288
BioTelemetry, Inc.[1,2]	4,550	204,750
Community Health Systems, Inc.[1,2]	2,123,269	7,049,253
Computer Programs & Systems, Inc.[2]	5,349	175,982
CONMED Corp.	6,924	506,837
CorVel Corp.[1]	6,689	361,206
Cross Country Healthcare, Inc.[1,2]	45,187	508,354
CryoLife, Inc.[1,2]	4,653	129,586
Cutera, Inc.[1,2]	2,126	85,678
Diplomat Pharmacy, Inc.[1,2]	119,080	3,043,685
Ensign Group, Inc. (The)	31,662	1,134,133
HealthEquity, Inc.[1,2]	1,900	142,690
HealthStream, Inc.	5,383	147,010
Heska Corp.[1,2]	780	80,956
HMS Holdings Corp.[1]	15,384	332,602
Inogen, Inc.[1]	943	175,709
Integer Holdings Corp.[1]	14,250	921,262
Invacare Corp.	33,368	620,645
Lantheus Holdings, Inc.[1]	14,611	212,590
LeMaitre Vascular, Inc.[2]	1,818	60,867
LHC Group, Inc.[1]	8,767	750,368
Magellan Health, Inc.[1]	41,944	4,024,527
Meridian Bioscience, Inc.	8,334	132,511
Merit Medical Systems, Inc.[1,2]	9,557	489,318

31     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Natus Medical, Inc.[1,2]	9,280	$320,160
Neogen Corp.[1,2]	3,117	249,952
Omnicell, Inc.[1,2]	9,240	484,638
OraSure Technologies, Inc.[1]	6,298	103,728
Orthofix International NV1	4,866	276,486
Owens & Minor, Inc.[2]	358,037	5,982,798
Providence Service Corp. (The)[1]	13,512	1,061,368
Quality Systems, Inc.[1,2]	18,581	362,329
Quorum Health Corp.[1]	275,879	1,379,395
Select Medical Holdings Corp.[1]	155,357	2,819,730
Surmodics, Inc.[1]	854	47,141
Tabula Rasa HealthCare, Inc.[1,2]	1,718	109,660
Tactile Systems Technology, Inc.[1]	1,435	74,620
Tivity Health, Inc.[1,2]	10,385	365,552
US Physical Therapy, Inc.	2,788	267,648
Varex Imaging Corp.[1]	12,740	472,527
Total Health Care Equipment & Services		38,851,055

Household & Personal Products—1.1%
Avon Products, Inc.[1]	2,234,840	3,620,441
Central Garden & Pet Co.[1,2]	15,706	682,897
Central Garden & Pet Co., Class A1	16,481	666,986
Inter Parfums, Inc.	7,151	382,578
Medifast, Inc.	1,372	219,740
WD-40 Co.[2]	1,696	248,040
Total Household & Personal Products		5,820,682

Insurance—2.6%
Ambac Financial Group, Inc.[1]	17,773	352,794
American Equity Investment Life Holding Co.	38,941	1,401,876
AMERISAFE, Inc.	3,795	219,161
eHealth, Inc.[1]	3,774	83,405
Employers Holdings, Inc.	12,206	490,681
HCI Group, Inc.[2]	3,473	144,373
Horace Mann Educators Corp.	16,519	736,747
Infinity Property & Casualty Corp.	6,446	917,588
James River Group Holdings Ltd.	13,333	523,854
Maiden Holdings Ltd.[2]	202,246	1,567,406
Navigators Group, Inc. (The)	14,000	798,000
Insurance (Continued)
ProAssurance Corp.	13,939	$494,138
RLI Corp.	7,341	485,901
Safety Insurance Group, Inc.[2]	5,945	507,703
Selective Insurance Group, Inc.	26,653	1,465,915
Stewart Information Services Corp.	28,026	1,207,080
Third Point Reinsurance Ltd.[1,2]	32,230	402,875
United Fire Group, Inc.[2]	12,104	659,789
United Insurance Holdings Corp.	21,616	423,241
Universal Insurance Holdings, Inc.	13,126	460,723
Total Insurance		13,343,250

Materials—6.0%
A. Schulman, Inc.	36,990	1,646,055
AdvanSix, Inc.[1]	23,066	844,908
AK Steel Holding Corp.[1,2]	822,828	3,571,074
American Vanguard Corp.	10,132	232,529
Balchem Corp.[2]	3,862	379,017
Boise Cascade Co.[2]	59,533	2,661,125
Century Aluminum Co.[1,2]	60,446	952,024
Clearwater Paper Corp.[1,2]	45,298	1,046,384
Flotek Industries, Inc.[1,2]	53,436	172,598
FutureFuel Corp.	12,345	172,953
H.B. Fuller Co.[2]	28,752	1,543,407
Hawkins, Inc.	8,661	306,166
Haynes International, Inc.	5,888	216,325
Ingevity Corp.[1]	7,643	618,013
Innophos Holdings, Inc.	9,650	459,340
Innospec, Inc.	10,825	828,654
Kaiser Aluminum Corp.[2]	7,994	832,255
KapStone Paper and Packaging Corp.	60,325	2,081,212
Koppers Holdings, Inc.[1]	22,108	847,842
Kraton Corp.[1]	25,075	1,156,960
LSB Industries, Inc.[1]	48,189	255,402
Materion Corp.	13,512	731,675
Myers Industries, Inc.	17,494	335,885
Neenah, Inc.[2]	7,504	636,714
Olympic Steel, Inc.[2]	36,693	748,904
PH Glatfelter Co.	55,191	1,081,192
Quaker Chemical Corp.[2]	3,234	500,850
Rayonier Advanced Materials, Inc.[2]	42,718	730,051
Schweitzer-Mauduit International, Inc.	14,369	628,213

32     OPPENHEIMER ETF TRUST

	Shares	Value
Materials (Continued)
Stepan Co.[2]	16,208	$1,264,386
SunCoke Energy, Inc.[1]	63,688	853,419
TimkenSteel Corp.[1,2]	47,321	773,698
Tredegar Corp.[2]	25,619	602,047
U.S. Concrete, Inc.[1,2]	13,924	731,010
Total Materials		30,442,287

Media—1.1%
E.W. Scripps Co., (The), Class A2	45,323	606,875
Gannett Co., Inc.[2]	185,790	1,987,953
Marcus Corp. (The)	12,543	407,647
New Media Investment Group, Inc.	48,085	888,611
Scholastic Corp.	22,503	997,108
World Wrestling Entertainment, Inc., Class A2	8,022	584,162
Total Media		5,472,356

Pharmaceuticals, Biotechnology & Life Sciences—1.4%
Acorda Therapeutics, Inc.[1,2]	11,715	336,221
AMAG Pharmaceuticals, Inc.[1]	15,785	307,807
Amphastar Pharmaceuticals, Inc.[1,2]	8,988	137,157
ANI Pharmaceuticals, Inc.[1,2]	1,750	116,900
Cambrex Corp.[1,2]	7,732	404,384
Corcept Therapeutics, Inc.[1,2]	6,329	99,492
Cytokinetics, Inc.[1,2]	1,051	8,723
Depomed, Inc.[1]	39,335	262,364
Eagle Pharmaceuticals, Inc.[1,2]	1,776	134,372
Emergent BioSolutions, Inc.[1]	6,497	328,034
Enanta Pharmaceuticals, Inc.[1]	877	101,644
Endo International PLC[1,2]	254,514	2,400,067
Innoviva, Inc.[1,2]	10,312	142,306
Lannett Co., Inc.[1,2]	24,500	333,200
Ligand Pharmaceuticals, Inc.[1,2]	530	109,800
Luminex Corp.	6,498	191,886
Medicines Co. (The)[1,2]	886	32,516
MiMedx Group, Inc.[1,2]	31,673	202,390
Momenta Pharmaceuticals, Inc.[1]	2,987	61,084
Myriad Genetics, Inc.[1,2]	12,304	459,800
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Phibro Animal Health Corp., Class A	10,717	$493,518
Progenics Pharmaceuticals, Inc.[1,2]	891	7,164
REGENXBIO, Inc.[1]	1,501	107,697
Repligen Corp.[1,2]	2,177	102,406
Spectrum Pharmaceuticals, Inc.[1,2]	3,960	83,002
Supernus Pharmaceuticals, Inc.[1,2]	3,844	230,063
Total Pharmaceuticals, Biotechnology & Life Sciences		7,193,997

Real Estate—1.4%
Acadia Realty Trust	5,726	156,721
Agree Realty Corp.	1,438	75,883
American Assets Trust, Inc.	5,304	203,090
Armada Hoffler Properties, Inc.	11,188	166,701
CareTrust REIT, Inc.	5,218	87,088
CBL & Associates Properties, Inc.	97,619	543,738
Cedar Realty Trust, Inc.	19,727	93,111
Chatham Lodging Trust	9,213	195,500
Chesapeake Lodging Trust	11,508	364,113
Community Healthcare Trust, Inc.[2]	909	27,152
DiamondRock Hospitality Co.	42,443	521,200
Easterly Government Properties, Inc.	3,977	78,586
EastGroup Properties, Inc.	1,819	173,824
Four Corners Property Trust, Inc.	3,655	90,023
Franklin Street Properties Corp.	21,202	181,489
Getty Realty Corp.	2,870	80,848
Global Net Lease, Inc.[2]	8,305	169,671
Government Properties Income Trust[2]	15,312	242,695
Hersha Hospitality Trust	14,215	304,912
HFF, Inc., Class A2	10,765	369,778
Independence Realty Trust, Inc.	10,479	108,039
Kite Realty Group Trust	13,422	229,248
Lexington Realty Trust	28,437	248,255
LTC Properties, Inc.[2]	2,500	106,850
National Storage Affiliates Trust	5,915	182,300

33     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Real Estate (Continued)
Pennsylvania Real Estate Investment Trust[2]	19,353	$212,689
PS Business Parks, Inc.	2,044	262,654
Ramco-Gershenson Properties Trust	12,695	167,701
RE/MAX Holdings, Inc., Class A	2,301	120,687
Retail Opportunity Investments Corp.[2]	9,103	174,414
Saul Centers, Inc.	2,735	146,541
Summit Hotel Properties, Inc.	22,914	327,899
Universal Health Realty Income Trust	720	46,066
Urstadt Biddle Properties, Inc., Class A	3,615	81,807
Washington Prime Group, Inc.[2]	58,591	475,173
Whitestone REIT	6,572	82,019
Total Real Estate		7,098,465

Retailing—16.9%
Abercrombie & Fitch Co., Class A2	84,556	2,069,931
Asbury Automotive Group, Inc.[1]	54,695	3,749,342
Ascena Retail Group, Inc.[1]	880,309	3,508,031
Barnes & Noble Education, Inc.[1]	206,316	1,163,622
Barnes & Noble, Inc.	378,022	2,400,440
Big 5 Sporting Goods Corp.[2]	71,375	542,450
Buckle, Inc. (The)[2]	20,004	538,108
Caleres, Inc.	49,665	1,707,979
Cato Corp., (The), Class A	21,769	535,953
Chico’s FAS, Inc.	154,502	1,257,646
Children’s Place, Inc. (The)	8,537	1,031,270
Core-Mark Holding Co., Inc.	485,889	11,029,680
DSW, Inc., Class A2	70,855	1,829,476
Express, Inc.[1,2]	127,984	1,171,054
Francesca’s Holdings Corp.[1,2]	44,178	333,544
FTD Cos., Inc.[1]	108,526	503,561
GameStop Corp., Class A2	390,499	5,689,570
Genesco, Inc.[1,2]	44,239	1,756,288
Group 1 Automotive, Inc.[2]	97,232	6,125,616
Guess?, Inc.	67,859	1,452,183
Haverty Furniture Cos., Inc.	23,587	509,479
Hibbett Sports, Inc.[1,2]	23,388	535,585
JC Penney Co., Inc.[1,2]	2,753,790	6,443,869
Retailing (Continued)
Kirkland’s, Inc.[1]	32,412	$377,276
Lithia Motors, Inc., Class A2	64,725	6,121,043
Lumber Liquidators Holdings, Inc.[1,2]	25,770	627,500
MarineMax, Inc.[1,2]	27,334	517,979
Monro, Inc.[2]	11,970	695,457
Nutrisystem, Inc.	12,215	470,278
Office Depot, Inc.	2,279,468	5,812,643
PetMed Express, Inc.[2]	4,262	187,741
Rent-A-Center, Inc.[1]	163,960	2,413,491
RH1,2	13,432	1,876,450
Shoe Carnival, Inc.	18,347	595,360
Shutterfly, Inc.[1,2]	7,697	692,961
Sleep Number Corp.[1]	30,065	872,486
Sonic Automotive, Inc., Class A2	289,130	5,956,078
Tailored Brands, Inc.	62,138	1,585,762
Tile Shop Holdings, Inc.[2]	28,000	215,600
Vitamin Shoppe, Inc.[1,2]	101,691	706,752
Zumiez, Inc.[1,2]	21,391	535,845
Total Retailing		86,145,379

Semiconductors & Semiconductor Equipment—1.3%
Advanced Energy Industries, Inc.[1]	7,041	409,012
Axcelis Technologies, Inc.[1]	13,469	266,686
Brooks Automation, Inc.[2]	14,907	486,266
Cabot Microelectronics Corp.	2,913	313,322
CEVA, Inc.[1]	1,525	46,055
Cohu, Inc.	9,096	222,943
Diodes, Inc.[1]	18,949	653,172
DSP Group, Inc.[1]	5,906	73,530
FormFactor, Inc.[1]	23,709	315,330
Kopin Corp.[1,2]	5,187	14,835
Kulicke & Soffa Industries, Inc.	23,462	558,865
MaxLinear, Inc.[1,2]	13,990	218,104
Nanometrics, Inc.[1]	4,246	150,351
PDF Solutions, Inc.[1,2]	4,835	57,923
Photronics, Inc.[1]	35,462	282,810
Power Integrations, Inc.[2]	3,501	255,748
Rambus, Inc.[1]	15,467	193,956
Rudolph Technologies, Inc.[1]	5,138	152,085
Semtech Corp.[1]	7,144	336,125
SolarEdge Technologies, Inc.[1,2]	8,064	385,862
Ultra Clean Holdings, Inc.[1,2]	36,138	599,891
Veeco Instruments, Inc.[1,2]	18,628	265,449

34     OPPENHEIMER ETF TRUST

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Xperi Corp.	12,030	$193,683
Total Semiconductors & Semiconductor Equipment		6,452,003

Software & Services—2.9%
8x8, Inc.[1]	10,008	200,660
Agilysys, Inc.[1]	5,476	84,878
Alarm.com Holdings, Inc.[1,2]	4,865	196,449
Blucora, Inc.[1]	8,402	310,874
Bottomline Technologies (de), Inc.[1,2]	4,727	235,546
CACI International, Inc., Class A1	16,365	2,758,321
Cardtronics PLC, Class A1	35,915	868,425
CSG Systems International, Inc.	11,805	482,470
Ebix, Inc.[2]	3,253	248,041
EVERTEC, Inc.	11,532	251,974
ExlService Holdings, Inc.[1]	8,268	468,051
Liquidity Services, Inc.[1]	26,270	172,069
LivePerson, Inc.[1]	6,297	132,867
ManTech International Corp., Class A	20,112	1,078,808
MicroStrategy, Inc., Class A1	2,416	308,644
Monotype Imaging Holdings, Inc.	6,772	137,472
NIC, Inc.	13,543	210,594
OneSpan, Inc.[1]	5,762	113,223
Perficient, Inc.[1]	11,397	300,539
Progress Software Corp.	6,400	248,448
Qualys, Inc.[1,2]	1,838	154,943
QuinStreet, Inc.[1]	16,924	214,935
Shutterstock, Inc.[1]	7,500	355,950
SPS Commerce, Inc.[1]	1,859	136,599
Stamps.com, Inc.[1,2]	1,150	291,008
Sykes Enterprises, Inc.[1]	35,083	1,009,689
TiVo Corp.	35,980	483,931
Travelport Worldwide Ltd.	84,389	1,564,572
TTEC Holdings, Inc.	26,537	916,853
Virtusa Corp.[1]	12,141	591,024
XO Group, Inc.[1]	2,975	95,200
Total Software & Services		14,623,057

Technology Hardware & Equipment—7.8%
3D Systems Corp.[1,2]	29,271	404,233
ADTRAN, Inc.	25,998	386,070
Anixter International, Inc.[1]	76,891	4,867,200
Applied Optoelectronics, Inc.[1,2]	4,797	215,385
Badger Meter, Inc.[2]	5,688	254,254
Technology Hardware & Equipment (Continued)
Bel Fuse, Inc., Class B	15,365	$321,129
Benchmark Electronics, Inc.	53,789	1,567,949
CalAmp Corp.[1]	10,415	244,024
Comtech Telecommunications Corp.	10,335	329,480
Control4 Corp.[1,2]	6,373	154,928
Cray, Inc.[1,2]	9,596	236,062
CTS Corp.	8,148	293,328
Daktronics, Inc.[2]	46,669	397,153
Diebold Nixdorf, Inc.[2]	232,551	2,778,984
Digi International, Inc.[1]	9,813	129,532
Electro Scientific Industries, Inc.[1,2]	12,094	190,722
Electronics For Imaging, Inc.[1,2]	17,957	584,680
ePlus, Inc.[1]	9,415	885,952
Extreme Networks, Inc.[1]	62,464	497,213
Fabrinet[1,2]	23,415	863,779
FARO Technologies, Inc.[1]	4,084	221,965
Finisar Corp.[1,2]	49,252	886,536
Harmonic, Inc.[1,2]	53,239	226,266
II-VI, Inc.[1]	14,400	625,680
Insight Enterprises, Inc.[1]	87,988	4,305,253
Itron, Inc.[1,2]	22,907	1,375,565
KEMET Corp.[1,2]	32,665	788,860
Knowles Corp.[1,2]	29,164	446,209
Methode Electronics, Inc.	13,039	525,472
MTS Systems Corp.[2]	8,879	467,479
NETGEAR, Inc.[1,2]	14,296	893,500
Oclaro, Inc.[1]	39,115	349,297
OSI Systems, Inc.[1,2]	9,012	696,898
Park Electrochemical Corp.	3,357	77,849
Plexus Corp.[1,2]	27,352	1,628,538
Rogers Corp.[1,2]	4,295	478,721
Sanmina Corp.[1]	142,321	4,170,005
ScanSource, Inc.[1]	58,321	2,350,336
Super Micro Computer, Inc.[1,2]	64,262	1,519,796
TTM Technologies, Inc.[1,2]	89,490	1,577,709
Viavi Solutions, Inc.[1]	52,110	533,606
Total Technology Hardware & Equipment		39,747,597

Telecommunication Services—1.5%
ATN International, Inc.	5,101	269,180
Cincinnati Bell, Inc.[1]	65,748	1,032,244
Cogent Communications Holdings, Inc.[2]	5,945	317,463

35     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Telecommunication Services (Continued)
Consolidated Communications Holdings, Inc.	63,701	$787,344
Frontier Communications Corp.[2]	762,665	4,087,884
Iridium Communications, Inc.[1]	18,082	291,120
Spok Holdings, Inc.	7,065	106,328
Vonage Holdings Corp.[1,2]	53,686	692,013
Total Telecommunication Services		7,583,576

Transportation—3.0%
Allegiant Travel Co.	6,434	894,004
ArcBest Corp.[2]	36,719	1,678,058
Atlas Air Worldwide Holdings, Inc.[1]	19,994	1,433,570
Echo Global Logistics, Inc.[1]	46,065	1,347,401
Forward Air Corp.	11,856	700,453
Hawaiian Holdings, Inc.[2]	44,193	1,588,738
Heartland Express, Inc.	20,477	379,848
Hub Group, Inc., Class A1	52,902	2,634,520
Marten Transport Ltd.	18,723	439,054
Matson, Inc.[2]	36,217	1,390,009
Saia, Inc.[1,2]	10,767	870,512
SkyWest, Inc.	36,544	1,896,634
Total Transportation		15,252,801

Utilities—0.9%
American States Water Co.[2]	4,903	280,255
Avista Corp.	16,710	879,949
California Water Service Group[2]	10,739	418,284
El Paso Electric Co.	10,196	602,584
Northwest Natural Gas Co.	7,803	497,831
South Jersey Industries, Inc.[2]	27,873	932,909
Spire, Inc.	18,360	1,297,134
Total Utilities		4,908,946

Total Common Stocks (Cost $452,682,457)		507,880,664

	Shares	Value
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $540,386)	540,386	$540,386
Investment of Cash Collateral for Securities Loaned—6.9%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $34,967,438)	34,967,438	34,967,438
Total Investments—106.8% (Cost $488,190,281)		543,388,488
Liabilities in Excess of Other Assets—(6.8)%		(34,491,065)
Net Assets—100.0%		$508,897,423

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $152,513,404; total value of the collateral held by the Fund was $157,957,865. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $122,990,427 (Note 4).

3. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

36     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS June 30, 2018
Oppenheimer S&P Financials Revenue ETF

	Shares	Value
COMMON STOCKS—99.9%
Banks—33.8%
Bank of America Corp.	125,836	$3,547,317
BB&T Corp.	8,250	416,130
Citigroup, Inc.	48,408	3,239,463
Citizens Financial Group, Inc.	5,921	230,327
Comerica, Inc.	1,263	114,832
Fifth Third Bancorp	8,982	257,783
Huntington Bancshares, Inc.	11,394	168,175
JPMorgan Chase & Co.	38,972	4,060,882
KeyCorp	12,381	241,925
M&T Bank Corp.	1,259	214,219
People’s United Financial, Inc.	3,285	59,426
PNC Financial Services Group, Inc. (The)	4,553	615,110
Regions Financial Corp.	11,770	209,271
SunTrust Banks, Inc.	5,127	338,485
SVB Financial Group[1]	239	69,014
U.S. Bancorp	16,957	848,189
Wells Fargo & Co.	67,161	3,723,406
Zions Bancorporation[2]	1,805	95,105
Total Banks		18,449,059

Capital Markets—13.6%
Affiliated Managers Group, Inc.	541	80,431
Ameriprise Financial, Inc.	3,092	432,509
Bank of New York Mellon Corp. (The)	11,011	593,823
BlackRock, Inc.	893	445,643
Cboe Global Markets, Inc.	935	97,305
Charles Schwab Corp. (The)	5,960	304,556
CME Group, Inc.	820	134,414
E*TRADE Financial Corp.[1]	1,471	89,966
Franklin Resources, Inc.	7,091	227,267
Goldman Sachs Group, Inc. (The)	6,866	1,514,434
Intercontinental Exchange, Inc.	2,882	211,971
Invesco Ltd.	7,063	187,593
Moody’s Corp.	891	151,969
Morgan Stanley	32,212	1,526,849
MSCI, Inc.	292	48,306
Nasdaq, Inc.	1,598	145,849
Northern Trust Corp.	2,038	209,690
Raymond James Financial, Inc.	2,559	228,647
S&P Global, Inc.	1,097	223,667
State Street Corp.	4,305	400,752
Capital Markets (Continued)
T. Rowe Price Group, Inc.	1,468	$170,420
Total Capital Markets		7,426,061

Consumer Finance—6.1%
American Express Co.	13,672	1,339,856
Capital One Financial Corp.	11,588	1,064,937
Discover Financial Services	5,773	406,477
Synchrony Financial	14,522	484,745
Total Consumer Finance		3,296,015

Diversified Financial Services—15.9%
Berkshire Hathaway, Inc., Class B1	43,970	8,207,000
Jefferies Financial Group, Inc.	19,436	441,975
Total Diversified Financial Services		8,648,975

Insurance—30.5%
Aflac, Inc.	17,434	750,011
Allstate Corp. (The)	14,837	1,354,173
American International Group, Inc.	33,455	1,773,784
Aon PLC	2,744	376,394
Arthur J. Gallagher & Co.	3,542	231,222
Assurant, Inc.	2,395	247,859
Brighthouse Financial, Inc.[1]	6,629	265,624
Chubb Ltd.	8,959	1,137,972
Cincinnati Financial Corp.	2,800	187,208
Everest Re Group Ltd.	1,077	248,227
Hartford Financial Services Group, Inc. (The)	12,728	650,783
Lincoln National Corp.	7,547	469,801
Loews Corp.	10,057	485,552
Marsh & McLennan Cos., Inc.	6,431	527,149
MetLife, Inc.	49,513	2,158,767
Principal Financial Group, Inc.	9,032	478,244
Progressive Corp. (The)	16,335	966,215
Prudential Financial, Inc.	22,298	2,085,086
Torchmark Corp.	1,787	145,480
Travelers Cos., Inc. (The)	8,172	999,762
Unum Group	10,616	392,686
Willis Towers Watson PLC	1,887	286,069
XL Group Ltd.	7,356	411,568
Total Insurance		16,629,636

Total Common Stocks (Cost $49,119,113)		54,449,746

37     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer S&P Financials Revenue ETF

	Shares	Value
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $55,916)	55,916	$55,916
Total Investments—100.0% (Cost $49,175,029)		54,505,662
Other Assets in Excess of Liabilities—0.0%[4]		14,869
Net Assets—100.0%		$54,520,531

PLC – Public Limited Company

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the security on loan was $93,156; total value of the collateral held by the Fund was $96,007. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $96,007 (Note 4).

3. Rate shown represents annualized 7-day yield as of June 30, 2018.

4. Less than 0.05%

The accompanying notes are an integral part of these financial statements.

38     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS June 30, 2018
Oppenheimer S&P Ultra Dividend Revenue ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—4.6%
Ford Motor Co.	2,540,175	$28,119,737
Banks—0.7%
New York Community Bancorp, Inc.	216,884	2,394,400
PacWest Bancorp	35,927	1,775,512
Total Banks		4,169,912

Commercial & Professional Services—0.6%
Pitney Bowes, Inc.	447,805	3,837,689
Consumer Durables & Apparel—0.5%
Tupperware Brands Corp.	75,879	3,129,250
Consumer Services—2.2%
Brinker International, Inc.	136,992	6,520,819
Cracker Barrel Old Country Store, Inc.[1]	30,148	4,709,419
Six Flags Entertainment Corp.[1]	35,448	2,483,133
Total Consumer Services		13,713,371

Diversified Financials—2.4%
CME Group, Inc.	38,096	6,244,696
Navient Corp.	628,164	8,184,977
Total Diversified Financials		14,429,673

Energy—16.4%
Helmerich & Payne, Inc.[1]	45,943	2,929,326
Occidental Petroleum Corp.	300,540	25,149,187
ONEOK, Inc.	315,273	22,015,513
PBF Energy, Inc., Class A	883,299	37,036,727
Williams Cos., Inc. (The)	483,881	13,118,014
Total Energy		100,248,767

Insurance—0.8%
Mercury General Corp.	110,669	5,042,080
Materials—0.4%
Compass Minerals International, Inc.[1]	35,748	2,350,431
Real Estate—13.7%
American Campus Communities, Inc.[1]	33,586	1,440,168
CoreCivic, Inc.	136,827	3,268,797
Education Realty Trust, Inc.	16,036	665,494
EPR Properties	16,042	1,039,361
GEO Group, Inc. (The)	170,046	4,683,067
HCP, Inc.	137,859	3,559,519
Hospitality Properties Trust	136,614	3,908,527
Host Hotels & Resorts, Inc.	460,926	9,711,711
Iron Mountain, Inc.[1]	191,437	6,702,209
Kimco Realty Corp.	133,706	2,271,665
Lamar Advertising Co., Class A	38,463	2,627,408
Real Estate (Continued)
LaSalle Hotel Properties	71,110	$2,434,095
Life Storage, Inc.	10,745	1,045,596
Macerich Co. (The)	27,949	1,588,342
Medical Properties Trust, Inc.[1]	83,100	1,166,724
National Retail Properties, Inc.[1]	24,310	1,068,668
Omega Healthcare Investors, Inc.[1]	53,863	1,669,753
Realty Income Corp.	38,515	2,071,722
Sabra Health Care REIT, Inc.	27,454	596,575
Senior Housing Properties Trust	107,539	1,945,380
Simon Property Group, Inc.	57,615	9,805,497
Tanger Factory Outlet Centers, Inc.[1]	36,850	865,606
Taubman Centers, Inc.	17,726	1,041,580
Uniti Group, Inc.	80,856	1,619,546
Ventas, Inc.	101,381	5,773,648
Washington Prime Group, Inc.[1]	213,966	1,735,264
Weingarten Realty Investors	33,919	1,045,044
Welltower, Inc.	130,575	8,185,747
Total Real Estate		83,536,713

Retailing—16.6%
GameStop Corp., Class A1	932,539	13,587,093
Kohl’s Corp.[1]	448,527	32,697,618
L Brands, Inc.	497,443	18,345,698
Macy’s, Inc.[1]	979,695	36,669,984
Total Retailing		101,300,393

Technology Hardware & Equipment—2.7%
Seagate Technology PLC	290,398	16,398,775
Telecommunication Services—13.7%
AT&T, Inc.	764,276	24,540,902
CenturyLink, Inc.	1,596,453	29,757,884
Verizon Communications, Inc.	583,430	29,352,363
Total Telecommunication Services		83,651,149

Utilities—24.4%
AES Corp.	2,143,636	28,746,159
Duke Energy Corp.	365,656	28,916,077
Entergy Corp.	231,582	18,709,510
FirstEnergy Corp.[1]	673,208	24,174,899
PPL Corp.[1]	429,631	12,265,965
SCANA Corp.	175,991	6,779,173
Southern Co. (The)[1]	639,926	29,634,973
Total Utilities		149,226,756

39     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer S&P Ultra Dividend Revenue ETF

	Shares	Value
Total Common Stocks (Cost $591,030,274)		$609,154,696
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[2] (Cost $572,025)	572,025	572,025
Investment of Cash Collateral for Securities Loaned—3.0%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[2] (Cost $18,407,884)	18,407,884	18,407,884
Total Investments—102.8% (Cost $610,010,183)		628,134,605
Liabilities in Excess of Other Assets—(2.8)%		(17,147,222)
Net Assets—100.0%		$610,987,383

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $88,952,643; total value of the collateral held by the Fund was $92,210,575. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $73,802,691 (Note 4).

2. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

40     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS June 30, 2018
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
COMMON STOCKS—97.4%
Automobiles & Components—4.4%
Astra International Tbk PT	63,659	$29,320
BAIC Motor Corp. Ltd., Class H1,2	11,000	10,516
Bajaj Auto Ltd.	169	6,932
Bosch Ltd.	14	3,578
Brilliance China Automotive Holdings Ltd.	653	1,179
BYD Co. Ltd., Class H	1,623	9,837
Cheng Shin Rubber Industry Co. Ltd.	5,075	7,632
Dongfeng Motor Group Co. Ltd., Class H	10,028	10,609
Ford Otomotiv Sanayi AS	1,134	15,174
Fuyao Glass Industry Group Co. Ltd., Class H2	311	1,051
Geely Automobile Holdings Ltd.	8,839	22,927
Great Wall Motor Co. Ltd., Class H	9,916	7,584
Guangzhou Automobile Group Co. Ltd., Class H	4,341	4,244
Hankook Tire Co. Ltd.	261	9,859
Hanon Systems	983	9,349
Hyundai Mobis Co. Ltd.	274	52,120
Hyundai Motor Co.	975	109,791
Kia Motors Corp.	2,904	80,384
Mahindra & Mahindra Ltd.	2,655	34,787
Maruti Suzuki India Ltd.	158	20,352
Motherson Sumi Systems Ltd.	3,091	12,844
Nexteer Automotive Group Ltd.	4,464	6,600
SAIC Motor Corp. Ltd., Class A1	2,500	13,203
Tata Motors Ltd.[1]	14,821	58,254
Tofas Turk Otomobil Fabrikasi AS	2,355	12,368
UMW Holdings Bhd	3,555	5,254
Total Automobiles & Components		555,748

Banks—12.9%
Abu Dhabi Commercial Bank PJSC	4,306	8,276
Agricultural Bank of China Ltd., Class A	26,700	13,863
Agricultural Bank of China Ltd., Class H	32,002	14,970
Alliance Bank Malaysia Bhd	5,838	5,839
Alpha Bank AE1	4,101	9,169
Banks (Continued)
AMMB Holdings Bhd	7,101	$6,592
Axis Bank Ltd.	2,378	17,729
Banco Bradesco SA	8,189	51,892
Banco de Credito e Inversiones	164	10,951
Banco do Brasil SA	11,203	83,424
Banco Santander Brasil SA	4,930	37,545
Bancolombia SA	1,460	17,558
Bank Danamon Indonesia Tbk PT	13,383	5,954
Bank Handlowy w Warszawie SA	277	5,238
Bank Mandiri Persero Tbk PT	40,506	19,363
Bank of China Ltd., Class A	28,000	15,257
Bank of China Ltd., Class H	102,071	50,610
Bank of Communications Co. Ltd., Class H1	69,835	53,497
Bank Rakyat Indonesia Persero Tbk PT	101,298	20,076
Bank Zachodni WBK SA	106	9,445
Barclays Africa Group Ltd.	1,766	20,614
BNK Financial Group, Inc.	920	7,718
Capitec Bank Holdings Ltd.	119	7,536
China CITIC Bank Corp Ltd., Class H	38,261	23,945
China Construction Bank Corp., Class H1	241,096	222,797
China Everbright Bank Co. Ltd., Class H	30,970	13,303
China Merchants Bank Co. Ltd., Class H1	4,820	17,786
China Minsheng Banking Corp. Ltd., Class H	24,254	17,343
Chongqing Rural Commercial Bank Co. Ltd., Class H	7,762	4,620
CIMB Group Holdings Bhd	10,421	14,060
Commercial International Bank Egypt SAE	1,024	4,881
CTBC Financial Holding Co. Ltd.	47,000	33,837
DGB Financial Group, Inc.	633	5,822
Dubai Islamic Bank PJSC	5,296	7,022
First Abu Dhabi Bank PJSC	3,964	13,112
Grupo Financiero Banorte SAB de CV, Class O	3,512	20,918
Habib Bank Ltd.	2,600	3,563
Hana Financial Group, Inc.	598	22,992

41     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Banks (Continued)
Housing Development Finance Corp. Ltd.	767	$21,360
ICICI Bank Ltd.[1]	6,394	25,701
Indiabulls Housing Finance Ltd.	313	5,219
Industrial & Commercial Bank of China Ltd., Class A	16,000	12,848
Industrial & Commercial Bank of China Ltd., Class H	78,394	58,655
Industrial Bank of Korea	994	13,735
Itau CorpBanca	938,358	9,204
Kasikornbank PCL	6,222	36,434
KB Financial Group, Inc.	907	42,970
Krung Thai Bank PCL	30,791	15,521
LIC Housing Finance Ltd.	935	6,395
Malayan Banking Bhd	8,600	19,161
MCB Bank Ltd.	2,743	4,467
Metropolitan Bank & Trust Co.	5,165	7,104
Nedbank Group Ltd.	896	16,315
OTP Bank Nyrt	321	11,626
Piraeus Bank SA1	2,175	7,415
Postal Savings Bank of China Co. Ltd., Class H1,2	38,000	24,751
Public Bank Bhd	2,602	15,047
Qatar National Bank QPSC	668	27,887
RHB Bank Bhd	7,944	10,738
Sberbank of Russia PJSC[3]	6,957	100,424
Shinhan Financial Group Co. Ltd.	895	34,772
Siam Commercial Bank PCL (The)	4,907	17,551
State Bank of India[1]	23,036	87,198
Turkiye Is Bankasi AS, Class C	16,026	19,940
Turkiye Vakiflar Bankasi TAO, Class D1	13,481	14,449
United Bank Ltd./Pakistan	2,517	3,502
VTB Bank PJSC	13,541	20,623
Woori Bank	1,482	21,675
Total Banks		1,631,804

Capital Goods—9.1%
AKR Corporindo Tbk PT	14,180	4,255
Alfa SAB de CV, Class A	29,324	34,462
Alliance Global Group, Inc.[1]	25,108	5,467
Ashok Leyland Ltd.	3,927	7,210
AviChina Industry & Technology Co. Ltd., Class H1	6,932	4,126
Capital Goods (Continued)
Bharat Heavy Electricals Ltd.	7,707	$8,071
Bidvest Group Ltd. (The)	780	11,212
China Communications Construction Co. Ltd., Class H	34,151	32,996
China International Marine Containers Group Co. Ltd., Class H	7,600	9,958
China Railway Construction Corp. Ltd., Class A	9,600	12,490
China Railway Construction Corp. Ltd., Class H	20,371	20,642
China Railway Group Ltd., Class H	48,157	36,338
China State Construction Engineering Corp. Ltd., Class A	15,820	13,037
China State Construction International Holdings Ltd.	10,532	10,807
CITIC Ltd.	67,304	94,881
CJ Corp.	314	40,007
CRRC Corp. Ltd., Class H	10,921	8,477
Daelim Industrial Co. Ltd.	250	17,160
Daewoo Engineering & Construction Co. Ltd.[1]	3,381	17,808
DMCI Holdings, Inc.	24,443	4,809
Doosan Bobcat, Inc.	215	6,173
Doosan Heavy Industries & Construction Co. Ltd.[1]	1,366	19,182
Eicher Motors Ltd.	7	2,921
ElSewedy Electric Co.	357	3,983
Embraer SA	1,711	10,789
Far Eastern New Century Corp.	15,387	14,585
Fosun International Ltd.	11,747	22,100
GS Engineering & Construction Corp.	477	19,688
Haitian International Holdings Ltd.	1,209	2,854
Hanwha Corp.	1,992	56,391
HDC Holdings Co. Ltd.	125	3,208
HDC Hyundai Development Co-Engineering & Construction, Class E1	174	8,415
Hiwin Technologies Corp.	530	6,258
Hyundai Engineering & Construction Co. Ltd.	452	23,320
Hyundai Heavy Industries Co. Ltd.[1]	242	22,148

42     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods (Continued)
Hyundai Heavy Industries Holdings Co. Ltd.[1]	93	$29,498
JG Summit Holdings, Inc.	10,144	9,504
KCC Corp.	24	7,063
KOC Holding AS	16,057	49,841
Larsen & Toubro Ltd.	1,705	31,731
LG Corp.	255	16,497
Lotte Corp.[1]	361	18,560
Metallurgical Corp of China Ltd., Class H	35,000	10,350
Posco Daewoo Corp.	1,675	32,162
Samsung C&T Corp.	482	50,384
Samsung Engineering Co. Ltd.[1]	589	8,271
Samsung Heavy Industries Co. Ltd.[1]	2,725	17,458
Shanghai Electric Group Co. Ltd., Class H1	14,793	4,978
Shanghai Industrial Holdings Ltd.	2,296	5,350
Siemens Ltd.	307	4,393
Sime Darby Bhd	24,825	15,057
Sinopec Engineering Group Co. Ltd., Class H	4,000	4,181
Sinotruk Hong Kong Ltd.[1]	11,500	18,938
SK Holdings Co. Ltd.	712	165,463
SM Investments Corp.	903	14,805
Teco Electric and Machinery Co. Ltd.	7,597	5,706
Waskita Karya Persero Tbk PT	48,298	6,488
Weichai Power Co. Ltd., Class H	8,655	11,936
Zhuzhou CRRC Times Electric Co. Ltd., Class H	493	2,344
Total Capital Goods		1,157,186

Commercial & Professional Services—0.1%
Country Garden Services Holdings Co. Ltd.[1]	3,691	4,733
S-1 Corp.	100	8,685
Total Commercial & Professional Services		13,418

Consumer Durables & Apparel—1.5%
ANTA Sports Products Ltd.	964	5,105
Arcelik AS	3,539	11,781
CCC SA	59	3,262
Coway Co. Ltd.	65	5,051
Eclat Textile Co. Ltd.	209	2,485
Consumer Durables & Apparel (Continued)
Feng TAY Enterprise Co. Ltd.	1,410	$7,076
Haier Electronics Group Co. Ltd.	6,305	21,578
Hanssem Co. Ltd.	52	4,899
LG Electronics, Inc.	1,042	77,601
LPP SA	2	4,533
Nien Made Enterprise Co. Ltd.	230	1,965
Pou Chen Corp.	15,390	17,869
Ruentex Industries Ltd.[1]	404	824
Shenzhou International Group Holdings Ltd.	533	6,580
Skyworth Digital Holdings Ltd.	22,000	9,814
Titan Co. Ltd.	370	4,744
Total Consumer Durables & Apparel		185,167

Consumer Services—0.5%
Alsea SAB de CV	2,382	8,289
Genting Malaysia Bhd	7,356	8,887
Huazhu Group Ltd.[3]	100	4,199
Jollibee Foods Corp.	1,737	8,560
OPAP SA	875	9,889
Yum China Holdings, Inc.	407	15,653
Total Consumer Services		55,477

Diversified Financials—1.4%
Bajaj Finance Ltd.	171	5,731
Chailease Holding Co. Ltd.	1,752	5,746
China Cinda Asset Management Co. Ltd., Class H	39,953	12,833
China Everbright Ltd.	3,003	5,512
China Huarong Asset Management Co. Ltd., Class H2	69,768	20,187
China International Capital Corp. Ltd., Class H2	2,000	3,564
CITIC Securities Co. Ltd., Class H	2,363	4,723
Far East Horizon Ltd.[1]	5,554	5,387
FirstRand Ltd.	4,843	22,575
Fubon Financial Holding Co. Ltd.	6,980	11,699
GF Securities Co. Ltd., Class H1	3,548	5,174
Grupo de Inversiones Suramericana SA	1,019	13,045
GT Capital Holdings, Inc.	620	10,572

43     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Diversified Financials (Continued)
Guotai Junan Securities Co. Ltd., Class H2	1,800	$3,827
Haitong Securities Co. Ltd., Class H1	5,884	5,947
Metro Pacific Investments Corp.	51,916	4,475
Reinet Investments SCA[1]	1,119	19,729
Yuanta Financial Holding Co. Ltd.	29,622	13,505
Total Diversified Financials		174,231

Energy—15.0%
Adaro Energy Tbk PT	48,697	6,083
Banpu PCL	10,674	6,283
Bharat Petroleum Corp. Ltd.	9,176	49,995
China Coal Energy Co. Ltd., Class H	16,000	6,628
China Petroleum & Chemical Corp., Class A	20,000	19,591
China Petroleum & Chemical Corp., Class H	127,720	114,119
China Shenhua Energy Co. Ltd., Class H	4,472	10,614
CNOOC Ltd.	27,175	46,900
Coal India Ltd.	5,651	21,803
Dialog Group BHD	3,948	3,020
Ecopetrol SA	32,636	33,614
Empresas COPEC SA	2,507	38,692
Formosa Petrochemical Corp.[1]	8,974	36,057
Gazprom PJSC[3]	39,740	174,896
Grupa Lotos SA	857	13,029
GS Holdings Corp.	451	22,014
Hindustan Petroleum Corp. Ltd.	11,264	42,613
Indian Oil Corp. Ltd.	37,830	86,134
IRPC PCL	68,227	11,944
Kunlun Energy Co. Ltd.	26,612	23,303
LUKOIL PJSC[3]	2,914	199,259
MOL Hungarian Oil & Gas PLC	2,699	26,062
Novatek PJSC	159	23,580
Oil & Natural Gas Corp. Ltd.	14,497	33,516
PetroChina Co. Ltd., Class A	21,200	24,671
PetroChina Co. Ltd., Class H	70,685	53,788
Petroleo Brasileiro SA	10,662	53,817
Petronas Dagangan Bhd	2,115	12,985
Polski Koncern Naftowy ORLEN SA	2,129	47,801
Energy (Continued)
Polskie Gornictwo Naftowe i Gazownictwo SA	12,125	$18,492
PTT Exploration & Production PCL	1,927	8,172
PTT PCL	65,468	94,852
Reliance Industries Ltd.	6,744	95,719
Rosneft Oil Co. PJSC[1]	30,090	187,160
SK Innovation Co. Ltd.	409	74,130
S-Oil Corp.	339	33,307
Surgutneftegas OJSC[3]	7,090	31,607
Tatneft PJSC[3]	341	21,572
Thai Oil PCL	7,634	17,915
Tupras Turkiye Petrol Rafinerileri AS	1,203	28,360
Ultrapar Participacoes SA	3,045	36,367
United Tractors Tbk PT	3,996	8,812
Yanzhou Coal Mining Co. Ltd., Class H	3,365	4,401
Total Energy		1,903,677

Food & Staples Retailing—3.2%
Atacadao Distribuicao Comercio e Industria Ltda	6,327	24,898
Avenue Supermarts Ltd.[1,2]	197	4,271
Berli Jucker PCL	5,187	7,906
BGF retail Co. Ltd.	56	9,798
Bid Corp. Ltd.	933	18,741
BIM Birlesik Magazalar AS	889	13,031
Cencosud SA	12,041	29,780
Clicks Group Ltd.	377	5,406
CP ALL PCL	11,251	24,961
E-MART Inc	104	23,749
GS Retail Co. Ltd.	409	16,129
Magnit PJSC	1,831	32,958
Pick n Pay Stores Ltd.	2,356	12,854
President Chain Store Corp.	1,000	11,332
Raia Drogasil SA	396	6,834
Shoprite Holdings Ltd.	1,314	21,150
SPAR Group Ltd. (The)	1,100	14,881
Sun Art Retail Group Ltd.	24,719	32,327
Wal-Mart de Mexico SAB de CV	21,686	57,768
X5 Retail Group NV	1,299	34,397
Total Food & Staples Retailing		403,171

Food, Beverage & Tobacco—4.1%
Ambev SA	4,798	22,422
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,739	8,958

44     OPPENHEIMER ETF TRUST

	Shares	Value
Food, Beverage & Tobacco (Continued)
Arca Continental SAB de CV	2,598	$16,160
BRF SA1	3,118	14,588
Charoen Pokphand Foods PCL	39,873	29,125
Charoen Pokphand Indonesia Tbk PT	33,886	8,702
China Agri-Industries Holdings Ltd.	48,000	18,355
China Mengniu Dairy Co. Ltd.[1]	5,612	19,027
China Resources Beer Holdings Co. Ltd.	2,585	12,554
CJ CheilJedang Corp.	97	30,680
Coca-Cola Femsa SAB de CV, Series L	1,161	6,643
Coca-Cola Icecek AS	868	6,427
Dali Foods Group Co. Ltd.[2]	8,000	6,169
Felda Global Ventures Holdings Bhd	19,772	7,391
Fomento Economico Mexicano SAB de CV	3,503	31,179
Fraser & Neave Holdings Bhd	737	7,119
Gruma SAB de CV, Class B	797	9,849
Grupo Bimbo SAB de CV, Series A	14,485	28,512
Gudang Garam Tbk PT	2,802	13,150
Hanjaya Mandala Sampoerna Tbk PT	61,488	15,361
ITC Ltd.	2,291	8,901
JBS SA	33,073	79,945
KT&G Corp.	104	9,985
Kuala Lumpur Kepong Bhd	2,508	15,000
M Dias Branco SA	344	3,344
Ottogi Corp.	8	6,166
Pioneer Foods Group Ltd.	748	6,107
Tiger Brands Ltd.[4]	292	7,060
Tingyi Cayman Islands Holding Corp.	8,644	20,052
Ulker Biskuvi Sanayi AS1	1,404	5,526
Uni-President China Holdings Ltd.	6,000	7,709
Uni-President Enterprises Corp.	11,607	29,466
United Spirits Ltd.[1]	335	3,251
Want Want China Holdings Ltd.	6,412	5,705
Total Food, Beverage & Tobacco		520,588
Health Care Equipment & Services—0.5%
Bangkok Dusit Medical Services PCL	8,246	$6,223
Life Healthcare Group Holdings Ltd.	2,868	5,206
Netcare Ltd.	3,331	6,712
Odontoprev SA	27	92
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,778	13,185
Sinopharm Group Co. Ltd., Class H	7,915	31,830
Top Glove Corp. Bhd	1,200	3,606
Total Health Care Equipment & Services		66,854

Household & Personal Products—0.5%
Amorepacific Corp.	34	9,839
AMOREPACIFIC Group	101	11,192
Hengan International Group Co. Ltd.	783	7,535
Hindustan Unilever Ltd.	553	13,246
Kimberly-Clark de Mexico SAB de CV, Class A4	3,080	5,257
LG Household & Health Care Ltd.	12	15,031
Total Household & Personal Products		62,100

Insurance—3.7%
Bajaj Finserv Ltd.	56	4,758
Cathay Financial Holding Co. Ltd.	7,395	13,049
China Life Insurance Co. Ltd., Class H	14,206	36,667
China Life Insurance Co. Ltd./Taiwan	14,000	14,740
China Pacific Insurance Group Co. Ltd., Class H	5,594	21,640
China Taiping Insurance Holdings Co. Ltd.	10,952	34,271
DB Insurance Co. Ltd.	489	25,887
Hanwha Life Insurance Co. Ltd.	5,873	27,929
Hyundai Marine & Fire Insurance Co. Ltd.	787	23,797
ING Life Insurance Korea Ltd.[2]	161	6,046
IRB Brasil Resseguros SA	300	3,770
Liberty Holdings Ltd.	961	8,156
New China Life Insurance Co. Ltd., Class H	2,449	10,192

45     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Insurance (Continued)
People’s Insurance Co. Group of China Ltd. (The), Class H	55,860	$26,273
PICC Property & Casualty Co. Ltd., Class H	24,532	26,485
Ping An Insurance Group Co. of China Ltd., Class H	7,037	64,760
Porto Seguro SA	775	8,194
Powszechny Zaklad Ubezpieczen SA	1,286	13,389
Qatar Insurance Co. SAQ	639	6,230
Samsung Fire & Marine Insurance Co. Ltd.	152	36,006
Samsung Life Insurance Co. Ltd.	320	28,253
Sanlam Ltd.	3,600	18,404
Sul America SA	1,747	8,301
Total Insurance		467,197

Materials—8.1%
Aluminum Corp. of China Ltd., Class H1	26,107	11,514
Ambuja Cements Ltd.	2,886	8,738
Anglo American Platinum Ltd.	445	11,656
AngloGold Ashanti Ltd.	1,377	11,264
Anhui Conch Cement Co. Ltd., Class H	966	5,541
Asia Cement Corp.	6,092	6,694
Asian Paints Ltd.	204	3,765
BBMG Corp., Class H	12,000	4,436
Cemex SAB de CV1	43,050	28,604
China National Building Material Co. Ltd., Class H	21,688	21,479
China Resources Cement Holdings Ltd.	8,000	8,107
China Steel Corp.	27,630	21,478
China Zhongwang Holdings Ltd.	9,200	4,866
Cia Siderurgica Nacional SA1	4,215	8,611
Empresas CMPC SA	3,523	13,007
Eregli Demir ve Celik Fabrikalari TAS	4,418	9,837
Fibria Celulose SA	401	7,564
Formosa Chemicals & Fibre Corp.	5,000	19,926
Formosa Plastics Corp.	3,000	11,070
Gold Fields Ltd.	2,307	8,281
Grasim Industries Ltd.	1,106	16,253
Grupa Azoty SA	470	5,411
Materials (Continued)
Grupo Argos SA	1,563	$10,569
Grupo Mexico SAB de CV, Series B	6,272	17,994
Hanwha Chemical Corp.	627	12,292
Hindalco Industries Ltd.	8,463	28,471
Hyosung Corp.[5]	213	25,610
Hyundai Steel Co.	557	26,288
Indorama Ventures PCL	9,926	16,403
Industrias Penoles SAB de CV	719	13,024
Jastrzebska Spolka Weglowa SA1	241	4,937
Jiangxi Copper Co. Ltd., Class H	16,937	21,588
JSW Steel Ltd.[1]	4,145	19,771
Korea Zinc Co. Ltd.	30	10,390
Kumba Iron Ore Ltd.	324	6,968
Kumho Petrochemical Co. Ltd.	94	9,826
LG Chem Ltd.	133	39,799
Lotte Chemical Corp.	74	23,106
Mexichem SAB de CV	3,686	10,770
MMC Norilsk Nickel PJSC[3]	1,234	22,150
MMG Ltd.[1]	9,738	6,814
Mondi Ltd.	247	6,696
Nan Ya Plastics Corp.	6,000	17,161
Nine Dragons Paper Holdings Ltd.	8,515	10,853
Novolipetsk Steel PJSC	885	21,603
OCI Co. Ltd.	45	4,159
Petkim Petrokimya Holding AS	4,655	4,918
Petronas Chemicals Group Bhd	3,885	8,088
PhosAgro PJSC	743	9,548
POSCO	336	99,187
PT Indah Kiat Pulp & Paper Corp Tbk[1]	6,457	8,381
PTT Global Chemical PCL	9,200	20,272
Sappi Ltd.	1,738	11,602
Sasol Ltd.	707	25,939
Semen Indonesia Persero Tbk PT	11,447	5,692
Severstal PJSC	1,470	21,506
Shree Cement Ltd.	21	4,767
Sinopec Shanghai Petrochemical Co. Ltd., Class H	8,771	5,344
Southern Copper Corp.[4]	390	18,279
Suzano Papel e Celulose SA	504	5,891

46     OPPENHEIMER ETF TRUST

	Shares	Value
Materials (Continued)
Taiwan Cement Corp.	6,202	$8,615
Tata Steel Ltd.	4,440	36,792
UltraTech Cement Ltd.	191	10,645
UPL Ltd.[1]	507	4,579
Vale SA	3,999	51,544
Vedanta Ltd.	6,247	21,536
Zijin Mining Group Co. Ltd., Class H	19,717	7,539
Total Materials		1,026,008

Media—0.3%
Astro Malaysia Holdings Bhd	10,506	4,136
Cheil Worldwide, Inc.	570	10,561
Cyfrowy Polsat SA	1,712	10,581
Grupo Televisa SAB, Series CPO	3,177	12,184
Total Media		37,462

Pharmaceuticals, Biotechnology & Life Sciences—0.9%
3SBio, Inc.[2]	1,032	2,344
Aspen Pharmacare Holdings Ltd.	458	8,629
Aurobindo Pharma Ltd.	753	6,672
China Resources Pharmaceutical Group Ltd.[2]	29,500	40,835
China Traditional Chinese Medicine Holdings Co. Ltd.	4,000	3,462
Cipla Ltd./India	841	7,569
CSPC Pharmaceutical Group Ltd.	2,095	6,329
Dr Reddy’s Laboratories Ltd.	195	6,361
Hypera SA	550	3,947
Kalbe Farma Tbk PT	74,167	6,314
Lupin Ltd.	552	7,282
Sino Biopharmaceutical Ltd.	4,119	6,321
Sun Pharmaceutical Industries Ltd.	1,330	10,948
Total Pharmaceuticals, Biotechnology & Life Sciences		117,013

Real Estate—3.1%
Agile Group Holdings Ltd.	7,651	13,029
Ayala Land, Inc.	12,178	8,648
China Evergrande Group[1]	28,322	72,200
China Jinmao Holdings Group Ltd.	20,904	10,498
China Overseas Land & Investment Ltd.	12,159	40,063
China Resources Land Ltd.	6,968	23,492
Real Estate (Continued)
China Vanke Co. Ltd., Class H	2,692	$9,419
Country Garden Holdings Co. Ltd.	32,113	56,486
DAMAC Properties Dubai Co. PJSC	7,248	4,045
Emaar Development PJSC[1]	4,222	5,816
Emaar Properties PJSC	7,584	10,158
Future Land Development Holdings Ltd.[1]	14,000	12,670
Greentown China Holdings Ltd.	8,500	11,398
Guangzhou R&F Properties Co. Ltd., Class H	2,407	4,860
Kaisa Group Holdings Ltd.	18,000	7,686
KWG Property Holding Ltd.	2,500	3,142
Land & Houses PCL	23,394	7,979
Logan Property Holdings Co. Ltd.	6,000	8,122
Longfor Properties Co. Ltd.	7,144	19,259
Robinsons Land Corp.	10,280	3,583
Shimao Property Holdings Ltd.	7,113	18,677
Shui On Land Ltd.	21,000	5,326
Sino-Ocean Group Holding Ltd.	19,924	11,580
Sunac China Holdings Ltd.	4,542	15,892
Yuexiu Property Co. Ltd.	36,000	6,883
Yuzhou Properties Co. Ltd.	10,000	5,876
Total Real Estate		396,787

Retailing—2.6%
Ctrip.Com International Ltd.[1,3,4]	159	7,573
FF Group[15]	235	1,185
GOME Retail Holdings Ltd.[1]	194,937	19,878
Hotai Motor Co. Ltd.	1,000	8,807
Hotel Shilla Co. Ltd.	73	8,089
Hyundai Department Store Co. Ltd.	42	4,353
Imperial Holdings Ltd.	1,209	17,279
JD.com, Inc.[1,3,4]	2,329	90,715
Lojas Renner SA	702	5,359
Lotte Shopping Co. Ltd.	147	27,699
Magazine Luiza SA	200	6,653
Matahari Department Store Tbk PT	3,821	2,346
Petrobras Distribuidora SA	8,400	39,932
S.A.C.I. Falabella	3,030	27,895
Shinsegae, Inc.	18	6,485

47     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Retailing (Continued)
Vipshop Holdings Ltd.[1,3]	1,305	$14,159
Woolworths Holdings Ltd.	3,122	12,630
Zhongsheng Group Holdings Ltd.	8,000	24,014
Total Retailing		325,051

Semiconductors & Semiconductor Equipment—1.4%
ASE Technology Holding Co. Ltd.	7,490	17,589
GCL-Poly Energy Holdings Ltd.[1]	50,423	4,756
Globalwafers Co. Ltd.	320	5,321
MediaTek Inc.	1,830	18,007
Nanya Technology Corp.	1,240	3,384
Semiconductor Manufacturing International Corp.[1]	4,872	6,334
SK Hynix, Inc.	653	50,213
Taiwan Semiconductor Manufacturing Co. Ltd.	9,015	64,016
United Microelectronics Corp.	20,000	11,119
Total Semiconductors & Semiconductor Equipment		180,739

Software & Services—2.5%
58.Com, Inc.[1,3]	37	2,566
Alibaba Group Holding Ltd.[1,3]	340	63,080
Baidu, Inc.[1,3]	81	19,683
Cielo SA	1,542	6,621
HCL Technologies Ltd.	1,123	15,182
Infosys Ltd.	1,161	22,151
Kakao Corp.	46	4,726
Kingsoft Corp. Ltd.	810	2,457
NAVER Corp.	16	10,954
NetEase Inc.[3]	65	16,423
Samsung SDS Co. Ltd.	82	14,752
SINA Corp.[1]	30	2,541
Tata Consultancy Services Ltd.	1,374	37,055
Tech Mahindra Ltd.	1,012	9,681
Tencent Holdings Ltd.	1,312	65,855
Wipro Ltd.	4,203	16,041
Total Software & Services		309,768

Technology Hardware & Equipment—10.5%
AAC Technologies Holdings, Inc.	304	4,282
Acer, Inc.[1]	18,268	14,920
Asustek Computer, Inc.	3,391	30,975
Technology Hardware & Equipment (Continued)
AU Optronics Corp.	49,046	$20,752
BYD Electronic International Co. Ltd.	6,785	9,288
Catcher Technology Co. Ltd.	610	6,823
Compal Electronics, Inc.	85,280	53,705
Delta Electronics, Inc.	4,000	14,366
Foxconn Technology Co. Ltd.	4,500	11,011
General Interface Solution Holding Ltd.	1,000	6,494
Hon Hai Precision Industry Co. Ltd.	101,969	278,263
HTC Corp.[1]	2,680	5,002
Innolux Corp.	53,430	19,189
Inventec Corp.	39,177	30,775
Kingboard Chemical Holdings Ltd.	2,427	8,878
Kingboard Laminates Holdings Ltd.	3,000	3,705
Largan Precision Co. Ltd.	25	3,682
Legend Holdings Corp., Class H2	4,600	14,013
Lenovo Group Ltd.	163,972	88,826
LG Display Co. Ltd.	2,280	37,437
LG Innotek Co. Ltd.	116	15,040
Lite-On Technology Corp.	11,695	14,154
Micro-Star International Co. Ltd.	1,320	4,078
Pegatron Corp.	34,055	70,035
Quanta Computer, Inc.	35,510	62,312
Samsung Electro-Mechanics Co. Ltd.	110	14,657
Samsung Electronics Co. Ltd.	8,343	349,216
Samsung SDI Co. Ltd.	65	12,481
Sunny Optical Technology Group Co. Ltd.	373	6,941
Synnex Technology International Corp.	15,000	22,632
Wistron Corp.	69,674	51,761
WPG Holdings Ltd.	24,680	34,970
Zhen Ding Technology Holding Ltd.	4,101	9,066
ZTE Corp., Class H1	2,134	3,242
Total Technology Hardware & Equipment		1,332,971

Telecommunication Services—5.6%
Advanced Info Service PCL	2,263	12,637
America Movil SAB de CV, Series L	83,611	70,485

48     OPPENHEIMER ETF TRUST

	Shares	Value
Telecommunication Services (Continued)
Axiata Group Bhd	10,365	$9,750
Bharti Airtel Ltd.	4,465	24,891
China Communications Services Corp. Ltd., Class H	14,666	9,291
China Mobile Ltd.	22,272	197,867
China Telecom Corp. Ltd., Class H	36,687	17,162
China Unicom Hong Kong Ltd.	54,727	68,361
Chunghwa Telecom Co. Ltd.	4,000	14,432
Emirates Telecommunications Group Co. PJSC	6,044	26,574
Empresa Nacional de Telecomunicaciones SA	748	6,953
Globe Telecom, Inc.	187	5,396
Hellenic Telecommunications Organization SA	957	11,844
Idea Cellular Ltd.[1]	13,077	11,328
KT Corp.[3]	2,516	33,413
Mobile TeleSystems PJSC[3]	1,576	13,916
MTN Group Ltd.	2,586	20,358
Ooredoo Q.P.S.C.	1,013	20,229
Orange Polska SA1	5,329	6,604
PLDT, Inc.	254	6,140
SK Telecom Co. Ltd.	164	34,286
Taiwan Mobile Co. Ltd.	3,000	10,873
Telekom Malaysia Bhd	6,799	5,235
Telekomunikasi Indonesia Persero Tbk PT	80,576	21,086
Telkom SA SOC Ltd.	1,937	6,930
TIM Participacoes SA	2,629	9,006
True Corp. PCL	45,741	7,317
Turkcell Iletisim Hizmetleri AS	3,990	10,599
Vodacom Group Ltd.	1,339	11,996
XL Axiata Tbk PT1	24,623	4,330
Total Telecommunication Services		709,289

Transportation—1.8%
Adani Ports & Special Economic Zone Ltd.	1,083	5,898
Air China Ltd., Class H	10,264	9,917
AirAsia Bhd	6,173	4,569
BTS Group Holdings PCL	35,522	9,435
China Airlines Ltd.[1]	29,384	9,175
China Eastern Airlines Corp. Ltd., Class H	12,000	8,122
China Southern Airlines Co. Ltd., Class H	11,617	9,136
CJ Logistics Corp.[1]	120	18,089
Transportation (Continued)
COSCO SHIPPING Holdings Co. Ltd., Class H1	13,000	$5,965
DP World Ltd.	419	9,637
Eva Airways Corp.	21,000	10,160
Evergreen Marine Corp. Taiwan Ltd.[1]	20,688	8,821
Hyundai Glovis Co. Ltd.	210	21,763
InterGlobe Aviation Ltd.[2]	363	5,767
Jasa Marga Persero Tbk PT	29,275	8,540
Korean Air Lines Co. Ltd.	693	17,566
Latam Airlines Group SA	1,355	13,491
MISC Bhd	5,522	8,093
Pan Ocean Co. Ltd.[1]	1,075	4,712
Shenzhen International Holdings Ltd.	2,000	4,140
Sinotrans Ltd., Class H	14,000	7,388
TAV Havalimanlari Holding AS	1,374	6,730
Turk Hava Yollari AO1	5,219	15,425
Total Transportation		222,539

Utilities—3.7%
Beijing Enterprises Holdings Ltd.	2,512	12,231
Centrais Eletricas Brasileiras SA1	4,180	13,244
CEZ AS	915	21,641
China Gas Holdings Ltd.	2,457	9,881
China Power International Development Ltd.	24,000	5,537
China Resources Gas Group Ltd.	2,822	12,230
China Resources Power Holdings Co. Ltd.	8,833	15,560
Cia de Saneamento Basico do Estado de Sao Paulo	1,207	7,306
Cia Energetica de Minas Gerais	4,290	7,359
Colbun SA	26,772	5,551
CPFL Energia SA	57	321
Datang International Power Generation Co. Ltd., Class H1	28,000	8,565
EDP—Energias do Brasil SA	2,469	8,901
Enel Americas SA	104,561	18,420
Enel Chile SA	118,970	11,785
Engie Brasil Energia SA	553	4,920
ENN Energy Holdings Ltd.	1,350	13,275
Equatorial Energia SA	391	5,770
GAIL India Ltd.	3,162	15,703

49     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Utilities (Continued)
Huadian Power International Corp. Ltd., Class H	12,000	$4,742
Huaneng Power International, Inc., Class H	20,087	13,314
Infraestructura Energetica Nova SAB de CV	950	4,284
Interconexion Electrica SA ESP	1,228	6,063
Korea Electric Power Corp.	3,077	88,348
Korea Gas Corp.[1]	719	41,417
Manila Electric Co.	2,054	13,686
NTPC Ltd.	9,805	22,847
Perusahaan Gas Negara Persero Tbk PT	46,881	6,527
PGE Polska Grupa Energetyczna SA1	5,313	13,254
Power Grid Corp of India Ltd.	2,732	7,451
Qatar Electricity & Water Co. QSC	126	6,505
RusHydro PJSC[3]	13,421	14,092
Tata Power Co. Ltd. (The)	7,943	8,492
Tenaga Nasional Bhd	6,530	23,666
Total Utilities		472,888

Total Common Stocks
(Cost $12,724,344)		12,327,133

PREFERRED STOCKS—2.2%
Automobiles & Components—0.2%
Hyundai Motor Co.-2nd Preferred, 3.60%	230	18,739
Hyundai Motor Co., 3.74%	160	11,815
Total Automobiles & Components		30,554

Banks—0.8%
Banco Bradesco SA, 3.76%	8,225	57,507
Itau Unibanco Holding SA, 6.37%	4,503	47,214
Total Banks		104,721

Energy—0.3%
Petroleo Brasileiro SA, 0.26%	9,316	41,623
Food & Staples Retailing—0.1%
Cia Brasileira de Distribuicao, 1.23%	681	13,787
Materials—0.2%
Gerdau SA, 0.86%	2,231	8,066
LG Chem Ltd., 3.06%	15	2,712
Braskem SA, Class A, 6.09%	856	11,293
Total Materials		22,071

Retailing—0.1%
Lojas Americanas SA, 0.41%	1,413	$6,122

Technology Hardware & Equipment—0.4%
Samsung Electronics Co. Ltd., 2.41%	1,473	49,761

Telecommunication Services—0.1%
Telefonica Brasil SA, 5.99%	1,213	14,421

Total Preferred Stocks (Cost $299,401)		283,060
Money Market Fund—0.0%[6]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[7] (Cost $4,285)	4,285	4,285
Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[7] (Cost $12,471)	12,471	12,471
Total Investments—99.7% (Cost $13,040,501)		12,626,949
Other Assets in Excess of Liabilities—0.3%		36,724
Net Assets—100.0%		$12,663,673

PCL – Public Company Limited

PLC – Public Limited Company

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $143,341 or 1.13% of the Fund’s net assets at period end.

3. American Depositary Receipt.

4. All or a portion of the security was on loan. The aggregate value of the securities on loan was $118,920; total value of the collateral held by the Fund was $120,939. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $108,468 (Note 4).

5. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

6. Less than 0.05%

7. Rate shown represents annualized 7-day yield as of June 30, 2018.

50     OPPENHEIMER ETF TRUST

Geographical Holdings

Country	Value	% of Net Assets
China	$3,124,812	24.7%
South Korea	2,656,153	21.0
Taiwan	1,265,442	10.0
India	1,125,996	8.9
Russia	929,291	7.3
Brazil	839,204	6.6
Mexico	376,381	3.0
South Africa	356,461	2.8
Thailand	350,933	2.8
Turkey	233,363	1.8
Malaysia	213,291	1.7
Indonesia	200,778	1.6
Chile	185,730	1.5
Poland	155,977	1.2
Hong Kong	103,358	0.8
Philippines	102,749	0.8
United Arab Emirates	84,641	0.7
Colombia	80,849	0.6
Qatar	60,851	0.5
Greece	39,503	0.3
Hungary	37,688	0.3
Czech Republic	21,641	0.2
Luxembourg	19,729	0.2
Peru	18,279	0.1
United States	16,756	0.1
Pakistan	11,532	0.1
Egypt	8,865	0.1
United Kingdom	6,696	0.0 [1]
Total Investments	12,626,949	99.7
Other Assets in Excess of Liabilities	36,724	0.3
Net Assets	$12,663,673	100.0%

1. Less than 0.05%

The accompanying notes are an integral part of these financial statements.

51     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS June 30, 2018
Oppenheimer International Revenue ETF

	Shares	Value
COMMON STOCKS—98.9%
Automobiles & Components—10.8%
Aisin Seiki Co. Ltd.	600	$27,355
Bayerische Motoren Werke AG	1,006	91,181
Bridgestone Corp.	800	31,295
Cie Generale des Etablissements Michelin	182	22,163
Continental AG	189	43,152
Daimler AG	2,181	140,385
Denso Corp.	800	39,088
Fiat Chrysler Automobiles NV1	5,254	100,198
Honda Motor Co. Ltd.	3,800	111,600
Isuzu Motors Ltd.	1,300	17,270
Koito Manufacturing Co. Ltd.	100	6,609
Mazda Motor Corp.	2,100	25,784
Minth Group Ltd.	651	2,751
Mitsubishi Motors Corp.	2,200	17,538
Nissan Motor Co. Ltd.	9,800	95,377
NOK Corp.	400	7,743
Peugeot SA	2,885	65,886
Pirelli & C SpA[1,2]	725	6,054
Renault SA	580	49,319
Stanley Electric Co. Ltd.	200	6,825
Subaru Corp.	900	26,204
Sumitomo Electric Industries Ltd.	1,600	23,834
Sumitomo Rubber Industries Ltd.	500	7,945
Suzuki Motor Corp.	600	33,140
Toyoda Gosei Co. Ltd.	300	7,608
Toyota Industries Corp.	300	16,819
Toyota Motor Corp.	3,854	249,476
Valeo SA	315	17,219
Volkswagen AG	678	112,011
Yamaha Motor Co. Ltd.	500	12,576
Yokohama Rubber Co. Ltd. (The)	300	6,238
Total Automobiles & Components		1,420,643

Banks—8.0%
ABN AMRO Group NV2	648	16,811
AIB Group PLC	1,209	6,564
Aozora Bank Ltd.	100	3,805
Australia & New Zealand Banking Group Ltd.	1,337	27,897
Banco Bilbao Vizcaya Argentaria SA	5,529	39,210
Banco Santander SA	13,227	70,915
Banks (Continued)
Bank Hapoalim B.M.	772	$5,220
Bankinter SA	515	5,016
BNP Paribas SA	1,403	87,129
BOC Hong Kong Holdings Ltd.	3,121	14,699
CaixaBank SA	2,751	11,903
Commerzbank AG1	1,227	11,763
Commonwealth Bank of Australia	564	30,366
Credit Agricole SA	4,780	63,818
Danske Bank A/S	543	16,997
DBS Group Holdings Ltd.	630	12,295
DNB ASA	437	8,541
Erste Group Bank AG1	260	10,852
Fukuoka Financial Group, Inc.	1,000	5,029
HSBC Holdings PLC	8,294	77,823
ING Groep NV	3,469	49,931
Intesa Sanpaolo SpA	7,494	21,756
Japan Post Bank Co. Ltd.	2,000	23,293
KBC Group NV	165	12,738
Lloyds Banking Group PLC	56,343	46,901
Mebuki Financial Group, Inc.	1,300	4,366
Mitsubishi UFJ Financial Group, Inc.	8,100	46,151
Mizrahi Tefahot Bank Ltd.	207	3,798
Mizuho Financial Group, Inc.	15,500	26,098
National Australia Bank Ltd.	1,177	23,836
Nordea Bank AB	1,500	14,467
Oversea-Chinese Banking Corp. Ltd.	2,429	20,736
Resona Holdings, Inc.	1,300	6,955
Royal Bank of Scotland Group PLC[1]	5,216	17,636
Shizuoka Bank Ltd. (The)	1,000	9,037
Societe Generale SA	1,349	56,882
Standard Chartered PLC	2,131	19,486
Sumitomo Mitsui Financial Group, Inc.	1,100	42,763
Sumitomo Mitsui Trust Holdings, Inc.	300	11,898
Suruga Bank Ltd.	200	1,789
UniCredit SpA	1,436	23,969
United Overseas Bank Ltd.	588	11,540
Westpac Banking Corp.	1,243	26,909
Total Banks		1,049,588

52     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods—12.3%
ABB Ltd.	1,324	$28,948
ACS Actividades de Construccion y Servicios SA	874	35,409
Airbus SE	613	71,757
ANDRITZ AG	176	9,342
Asahi Glass Co. Ltd.	300	11,687
Assa Abloy AB, Class B	561	11,971
Atlas Copco AB, Class A	404	11,778
BAE Systems PLC	2,787	23,799
Bouygues SA	780	33,614
Brenntag AG	257	14,319
Bunzl PLC	452	13,696
Cie de Saint-Gobain	864	38,605
CIMIC Group Ltd.	361	11,282
CK Hutchison Holdings Ltd.	2,748	29,142
Daikin Industries Ltd.	200	23,961
DCC PLC	194	17,660
Eiffage SA	209	22,738
Elbit Systems Ltd.	39	4,574
Epiroc AB, Class A1	404	4,245
Ferguson PLC	295	23,953
Ferrovial SA	740	15,185
Fuji Electric Co. Ltd.	1,000	7,620
Geberit AG	14	6,005
Hino Motors Ltd.	1,400	14,952
Hitachi Construction Machinery Co. Ltd.	300	9,750
HOCHTIEF AG	148	26,749
IHI Corp.	400	13,939
ITOCHU Corp.	2,494	45,201
Jardine Matheson Holdings Ltd.	1,216	76,730
Jardine Strategic Holdings Ltd.	850	31,008
JGC Corp.	400	8,064
JTEKT Corp.	800	10,892
Kawasaki Heavy Industries Ltd.	400	11,791
Keihan Holdings Co. Ltd.	200	7,177
Komatsu Ltd.	600	17,161
Kone OYJ, Class B	220	11,215
Kubota Corp.	900	14,162
Kurita Water Industries Ltd.	200	5,706
Legrand SA	149	10,942
Leonardo SpA	1,232	12,178
LIXIL Group Corp.	700	14,004
Marubeni Corp.	7,885	60,160
Melrose Industries PLC	2,528	7,099
MINEBEA MITSUMI, Inc.	400	6,767
Mitsubishi Corp.	2,100	58,356
Capital Goods (Continued)
Mitsubishi Electric Corp.	2,600	$34,611
Mitsubishi Heavy Industries Ltd.	900	32,753
Mitsui & Co. Ltd.	2,225	37,112
NGK Insulators Ltd.	400	7,125
Nidec Corp.	88	13,208
NSK Ltd.	700	7,223
Obayashi Corp.	1,600	16,655
OSRAM Licht AG	105	4,291
Prysmian SpA	466	11,605
Rexel SA	1,030	14,810
Rolls-Royce Holdings PLC[1]	1,874	24,450
Safran SA	178	21,624
Schindler Holding AG	61	12,827
Schneider Electric SE	345	28,768
Seibu Holdings, Inc.	400	6,746
Shimizu Corp.	1,400	14,523
Siemens AG	681	90,021
Siemens Gamesa Renewable Energy SA	755	10,142
Skanska AB, Class B	980	17,834
Sumitomo Corp.	2,183	35,869
Sumitomo Heavy Industries Ltd.	200	6,753
Taisei Corp.	240	13,239
Thales SA	150	19,326
Toshiba Corp.[1]	11,542	34,699
TOTO Ltd.	100	4,640
Toyota Tsusho Corp.	1,600	53,591
Travis Perkins PLC	521	9,785
Vestas Wind Systems A/S	164	10,151
Vinci SA	490	47,118
Volvo AB, Class B	1,603	25,659
Total Capital Goods		1,612,451

Commercial & Professional Services—1.4%
Adecco Group AG	431	25,505
Brambles Ltd.	1,122	7,361
Experian PLC	345	8,538
G4S PLC	3,240	11,451
ISS A/S	388	13,334
Randstad NV	424	24,960
Recruit Holdings Co. Ltd.	700	19,376
RELX NV	396	8,445
RELX PLC	503	10,775
Securitas AB, Class B	915	15,081
SGS SA	4	10,643
Toppan Printing Co. Ltd.	2,000	15,673
Wolters Kluwer NV	166	9,354
Total Commercial & Professional Services		180,496

53     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer International Revenue ETF

	Shares	Value
Consumer Durables & Apparel—3.1%
adidas AG	108	$23,574
Asics Corp.	300	5,073
Cie Financiere Richemont SA	142	12,030
Electrolux AB, Series B	591	13,477
Hermes International	12	7,339
Iida Group Holdings Co. Ltd.	600	11,576
Kering	32	18,068
Li & Fung Ltd.	28,482	10,455
Luxottica Group SpA	199	12,839
LVMH Moet Hennessy Louis Vuitton SE	131	43,621
Moncler SpA	117	5,327
Nikon Corp.	500	7,958
Panasonic Corp.	4,800	64,721
Puma SE	10	5,849
SEB SA	54	9,432
Sega Sammy Holdings, Inc.	300	5,141
Sekisui Chemical Co. Ltd.	800	13,636
Sekisui House Ltd.	1,100	19,465
Sharp Corp.	700	17,063
Sony Corp.	1,469	75,118
Swatch Group AG (The)	18	8,540
Techtronic Industries Co. Ltd.	1,257	7,010
Yue Yuen Industrial Holdings Ltd.	3,172	8,955
Total Consumer Durables & Apparel		406,267

Consumer Services—1.0%
Benesse Holdings, Inc.	200	7,096
Compass Group PLC	1,516	32,394
Galaxy Entertainment Group Ltd.	1,224	9,478
Genting Singapore Ltd.	4,918	4,400
GVC Holdings PLC	356	4,940
McDonald’s Holdings Co. Japan Ltd.	215	10,967
Melco Resorts & Entertainment Ltd.[3]	268	7,504
MGM China Holdings Ltd.	1,527	3,542
Sands China Ltd.	1,743	9,320
Shangri-La Asia Ltd.	2,313	4,352
SJM Holdings Ltd.	6,031	7,503
TUI AG	1,059	23,244
Wynn Macau Ltd.	1,728	5,562
Total Consumer Services		130,302
Diversified Financials—2.9%
Credit Saison Co. Ltd.	295	$4,645
Credit Suisse Group AG1	1,911	28,772
Deutsche Bank AG	3,551	38,234
EXOR NV	2,092	140,933
Groupe Bruxelles Lambert SA	122	12,865
Hong Kong Exchanges & Clearing Ltd.	259	7,791
Japan Exchange Group, Inc.	300	5,577
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,600	9,837
Nomura Holdings, Inc.	3,300	16,034
ORIX Corp.	1,600	25,308
Pargesa Holding SA	133	11,265
SBI Holdings, Inc.	100	2,577
Standard Life Aberdeen PLC	4,924	21,173
Tokyo Century Corp.	200	11,339
UBS Group AG1	2,377	36,686
Wendel SA	98	13,502
Total Diversified Financials		386,538

Energy—7.5%
Aker BP ASA	134	4,945
BP PLC	26,926	205,580
Caltex Australia Ltd.	695	16,709
Eni SpA	3,807	70,700
Equinor ASA	2,216	58,837
Galp Energia SGPS SA	821	15,658
Idemitsu Kosan Co. Ltd.	823	29,349
Inpex Corp.	896	9,299
John Wood Group PLC	1,095	9,076
JXTG Holdings, Inc.	11,695	81,321
Neste OYJ	180	14,123
OMV AG	359	20,358
Repsol SA	2,204	43,141
Royal Dutch Shell PLC, Class A	4,036	140,087
Royal Dutch Shell PLC, Class B	3,241	116,109
Showa Shell Sekiyu KK	1,200	17,908
Tenaris SA	226	4,147
TOTAL SA	2,076	126,548
Total Energy		983,895

Food & Staples Retailing—4.8%
Aeon Co. Ltd.	3,758	80,409
Carrefour SA	4,508	73,002
Casino Guichard Perrachon SA	889	34,512
Colruyt SA	246	14,036
FamilyMart UNY Holdings Co. Ltd.	100	10,527

54     OPPENHEIMER ETF TRUST

	Shares	Value
Food & Staples Retailing (Continued)
ICA Gruppen AB4	414	$12,712
J Sainsbury PLC	8,426	35,732
Jeronimo Martins SGPS SA	1,075	15,526
Koninklijke Ahold Delhaize NV	3,006	71,965
METRO AG	2,897	35,803
Seven & i Holdings Co. Ltd.	1,200	52,338
Tesco PLC	22,423	75,993
Wesfarmers Ltd.	1,395	50,875
Wm Morrison Supermarkets PLC	6,718	22,351
Woolworths Group Ltd.	1,848	41,672
Total Food & Staples Retailing		627,453

Food, Beverage & Tobacco—4.3%
A2 Milk Co. Ltd.[1]	248	1,924
Ajinomoto Co., Inc.	600	11,354
Anheuser-Busch InBev SA	444	44,841
Asahi Group Holdings Ltd.	398	20,381
Associated British Foods PLC	544	19,665
British American Tobacco PLC	548	27,710
Carlsberg A/S, Class B	60	7,067
Coca-Cola Amatil Ltd.	884	6,009
Coca-Cola Bottlers Japan Holdings, Inc.	200	7,990
Coca-Cola European Partners PLC	307	12,476
Coca-Cola HBC AG1	240	8,020
Danone SA	379	27,820
Davide Campari-Milano SpA	379	3,117
Diageo PLC	639	22,964
Golden Agri-Resources Ltd.	36,400	8,142
Heineken Holding NV	233	22,334
Heineken NV	233	23,401
Imperial Brands PLC	498	18,554
Japan Tobacco, Inc.	700	19,559
Kerry Group PLC, Class A	235	24,584
Kikkoman Corp.	200	10,093
Kirin Holdings Co. Ltd.	600	16,050
Marine Harvest ASA	210	4,179
MEIJI Holdings Co. Ltd.	200	16,865
Nestle SA	1,029	79,692
Orkla ASA	527	4,617
Pernod Ricard SA	72	11,761
Suntory Beverage & Food Ltd.	300	12,811
Food, Beverage & Tobacco (Continued)
Swedish Match AB	108	$5,357
WH Group Ltd.[2]	18,864	15,364
Wilmar International Ltd.	16,740	37,568
Yamazaki Baking Co. Ltd.	600	15,709
Total Food, Beverage & Tobacco		567,978

Health Care Equipment & Services—1.6%
Alfresa Holdings Corp.	1,000	23,518
Essilor International Cie Generale d’Optique SA	76	10,728
Fresenius Medical Care AG & Co. KGaA	220	22,188
Fresenius SE & Co. KGaA	463	37,192
Koninklijke Philips NV	481	20,456
Medipal Holdings Corp.	1,300	26,149
NMC Health PLC	63	2,979
Olympus Corp.	200	7,493
Ramsay Health Care Ltd.	180	7,179
Siemens Healthineers AG1,2	413	17,048
Smith & Nephew PLC	429	7,918
Sonic Healthcare Ltd.	384	6,960
Suzuken Co. Ltd.	453	19,181
Total Health Care Equipment & Services		208,989

Household & Personal Products—1.2%
Essity AB, Class B	493	12,190
Henkel AG & Co KGaA	92	10,231
Kao Corp.	200	15,258
L’Oreal SA	126	31,114
Reckitt Benckiser Group PLC	187	15,403
Shiseido Co. Ltd.	100	7,943
Unicharm Corp.	300	9,027
Unilever NV	636	35,483
Unilever PLC	477	26,400
Total Household & Personal Products		163,049

Insurance—7.3%
Aegon NV	3,532	21,180
Ageas	166	8,375
AIA Group Ltd.	2,535	22,166
Allianz SE	344	71,098
Assicurazioni Generali SpA	3,730	62,581
Aviva PLC	4,176	27,787
AXA SA	3,780	92,746
Baloise Holding AG	48	6,976
CNP Assurances	1,410	32,085
Dai-ichi Life Holdings, Inc.	1,900	33,895

55     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer International Revenue ETF

	Shares	Value
Insurance (Continued)
Direct Line Insurance Group PLC	637	$2,884
Hannover Rueck SE	140	17,457
Insurance Australia Group Ltd.	1,347	8,489
Japan Post Holdings Co. Ltd.	10,057	110,135
Legal & General Group PLC	2,466	8,660
Mapfre SA	5,942	17,934
Medibank Pvt Ltd.	3,115	6,720
MS&AD Insurance Group Holdings, Inc.	1,300	40,421
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	238	50,310
NN Group NV	284	11,552
Poste Italiane SpA[2]	3,960	33,150
Prudential PLC	2,010	46,029
QBE Insurance Group Ltd.	1,620	11,658
RSA Insurance Group PLC	1,259	11,293
Sampo OYJ, Class A	115	5,612
SCOR SE	427	15,864
Sompo Holdings, Inc.	800	32,357
Sony Financial Holdings, Inc.	600	11,462
Suncorp Group Ltd.	1,049	11,308
Swiss Life Holding AG1	28	9,729
Swiss Re AG	310	26,756
T&D Holdings, Inc.	800	12,022
Tokio Marine Holdings, Inc.	900	42,195
Tryg A/S	140	3,286
Zurich Insurance Group AG	112	33,173
Total Insurance		959,345

Materials—7.9%
Air Liquide SA	210	26,407
Air Water, Inc.	500	9,182
Akzo Nobel NV	142	12,156
Amcor Ltd.	1,284	13,671
Anglo American PLC	1,014	22,689
ArcelorMittal	1,743	51,100
Asahi Kasei Corp.	1,373	17,453
BASF SE	695	66,466
BHP Billiton Ltd.	910	22,800
BHP Billiton PLC	661	14,888
BlueScope Steel Ltd.	633	8,072
Covestro AG2	176	15,703
Evonik Industries AG	581	19,896
Fortescue Metals Group Ltd.	1,722	5,585
Materials (Continued)
Fresnillo PLC	134	$2,023
Givaudan SA	4	9,072
Glencore PLC[1]	35,127	167,883
HeidelbergCement AG	243	20,450
Hitachi Chemical Co. Ltd.	300	6,053
Hitachi Metals Ltd.	700	7,268
Israel Chemicals Ltd.	1,404	6,405
JFE Holdings, Inc.	1,348	25,508
Johnson Matthey PLC	380	18,156
Kaneka Corp.	1,000	8,965
Kobe Steel Ltd.	1,400	12,816
Kuraray Co. Ltd.	500	6,888
LafargeHolcim Ltd.[1]	501	24,410
Mitsubishi Chemical Holdings Corp.	3,500	29,304
Mitsubishi Gas Chemical Co., Inc.	300	6,798
Mitsubishi Materials Corp.	400	10,996
Newcrest Mining Ltd.	235	3,785
Nippon Paint Holdings Co. Ltc.	200	8,613
Nippon Steel & Sumitomo Metal Corp.	2,064	40,538
Nitto Denko Corp.	100	7,568
Norsk Hydro ASA	1,740	10,416
Oji Holdings Corp.	2,000	12,405
Rio Tinto Ltd.	156	9,617
Rio Tinto PLC	465	25,791
Shin-Etsu Chemical Co. Ltc.	200	17,827
Smurfit Kappa Group PLC	379	15,355
Solvay SA	101	12,753
South32 Ltd.	2,420	6,455
Stora Enso OYJ, Class R	591	11,565
Sumitomo Chemical Co. Ltc.	3,000	17,009
Sumitomo Metal Mining Co. Ltc.	200	7,652
Taiheiyo Cement Corp.	300	9,872
Taiyo Nippon Sanso Corp.	500	7,168
Teijin Ltd.	500	9,173
thyssenkrupp AG	1,753	42,613
Toray Industries, Inc.	2,400	18,937
Tosoh Corp.	500	7,751
Toyo Seikan Group Holdings Ltd.	700	12,298
Umicore SA	244	14,002
UPM-Kymmene OYJ	409	14,622
voestalpine AG	259	11,930
Yara International ASA	278	11,529
Total Materials		1,036,307

56     OPPENHEIMER ETF TRUST

	Shares	Value
Media—0.8%
CyberAgent, Inc.	100	$6,013
Dentsu, Inc.	200	9,479
Hakuhodo DY Holdings, Inc	900	14,447
Pearson PLC	548	6,403
Publicis Groupe SA	165	11,354
Sky PLC	987	19,045
Toho Co. Ltc.	100	3,354
Vivendi SA	629	15,422
WPP PLC	1,060	16,696
Total Media		102,213

Pharmaceuticals, Biotechnology & Life Sciences—2.9%
Astellas Pharma, Inc.	800	12,199
AstraZeneca PLC	270	18,725
Bayer AG	318	35,030
Chugai Pharmaceutical Co. Ltc.	100	5,245
CSL Ltd.	54	7,685
Daiichi Sankyo Co. Ltc.	300	11,476
Eurofins Scientific SE	11	6,118
GlaxoSmithKline PLC	1,894	38,254
Grifols SA	88	2,649
H Lundbeck A/S	49	3,443
Kyowa Hakko Kirin Co. Ltc.	200	4,032
Lonza Group AG1	25	6,634
Merck KGaA	79	7,713
Novartis AG	626	47,460
Novo Nordisk A/S, Class B	266	12,338
Otsuka Holdings Co. Ltc.	300	14,528
Recordati SpA	66	2,625
Roche Holding AG	195	43,313
Sanofi	513	41,118
Shire PLC	239	13,458
Takeda Pharmaceutical Co. Ltc.	400	16,893
Teva Pharmaceutical Industries Ltd.[3]	929	22,593
Vifor Pharma AG	22	3,515
Total Pharmaceuticals, Biotechnology & Life Sciences		377,044

Real Estate—1.4%
Azrieli Group Ltd.	40	1,982
CapitaLand Ltd.	3,575	8,285
CK Asset Holdings Ltd.	1,333	10,585
Daito Trust Construction Co. Ltc.	100	16,260
Daiwa House Industry Co. Ltc.	900	30,681
Real Estate (Continued)
Goodman Group	1,039	$7,385
Hang Lung Group Ltd.	1,289	3,615
Hulic Co. Ltc.	500	5,340
ICADE	69	6,469
LendLease Group	1,020	14,929
Mirvac Group	3,485	5,588
Mitsubishi Estate Co. Ltc.	700	12,241
Mitsui Fudosan Co. Ltc.	600	14,485
New World Development Co. Ltc.	5,865	8,253
Nomura Real Estate Holdings, Inc.	300	6,657
Segro PLC	768	6,787
Tokyu Fudosan Holdings Corp.	1,500	10,590
Wharf Holdings Ltd. (The)	962	3,090
Wheelock & Co. Ltc.	1,305	9,091
Total Real Estate		182,313

Retailing—1.4%
Don Quijote Holdings Co. Ltc.	200	9,606
Dufry AG1	69	8,783
Hennes & Mauritz AB, Class B4	1,185	17,684
Industria de Diseno Textil SA	879	30,029
Isetan Mitsukoshi Holdings Ltd.	1,000	12,495
J Front Retailing Co. Ltc.	400	6,092
Jardine Cycle & Carriage Ltd.	747	17,433
Kingfisher PLC	3,928	15,402
Marks & Spencer Group PLC	3,500	13,636
Next PLC	82	6,550
Rakuten, Inc.	1,400	9,472
Takashimaya Co. Ltc.	1,000	8,559
Yamada Denki Co. Ltc.	3,400	16,913
Zalando SE1,2	145	8,104
Total Retailing		180,758

Semiconductors & Semiconductor Equipment—0.3%
ASM Pacific Technology Ltd.	510	6,449
NXP Semiconductors NV1	134	14,642
Renesas Electronics Corp.[1]	1,000	9,805
STMicroelectronics NV	588	13,119
Total Semiconductors & Semiconductor Equipment		44,015

57     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer International Revenue ETF

	Shares	Value
Software & Services—1.3%
Amadeus IT Group SA	146	$11,523
Atos SE	134	18,297
Capgemini SE	172	23,134
Dassault Systemes SE	81	11,349
Delivery Hero AG1,2	36	1,916
Fujitsu Ltd.	6,277	38,071
Otsuka Corp.	200	7,845
SAP SE	320	36,969
Temenos AG1	28	4,230
United Internet AG	122	6,988
Yahoo Japan Corp.	2,100	6,977
Total Software & Services		167,299

Technology Hardware & Equipment—2.4%
Alps Electric Co. Ltc.	400	10,278
Brother Industries Ltd.	400	7,901
Canon, Inc.	1,500	49,172
FUJIFILM Holdings Corp.	700	27,339
Hitachi High-Technologies Corp.	200	8,161
Hitachi Ltd.	10,067	71,036
Konica Minolta, Inc.	1,100	10,219
NEC Corp.	987	27,089
Nippon Electric Glass Co. Ltc.	100	2,781
Nokia OYJ	4,912	28,274
Omron Corp.	200	9,335
Ricoh Co. Ltc.	2,000	18,345
Seiko Epson Corp.	700	12,172
TDK Corp.	100	10,220
Telefonaktiebolaget LM Ericsson, Class B	2,599	20,121
Venture Corp. Ltd.	200	2,617
Yaskawa Electric Corp.	100	3,534
Total Technology Hardware & Equipment		318,594

Telecommunication Services—4.8%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,167	2,437
BT Group PLC	10,522	30,256
Deutsche Telekom AG1	5,101	79,032
Elisa OYJ	90	4,169
Iliad SA	42	6,637
KDDI Corp.	1,600	43,783
Koninklijke KPN NV	2,894	7,873
Millicom International Cellular SA	101	5,972
Nippon Telegraph & Telephone Corp.	2,100	95,478
Telecommunication Services (Continued)
NTT DOCOMO, Inc.	1,600	$40,771
Orange SA	2,644	44,283
Proximus SADP	245	5,524
SoftBank Group Corp.	1,041	74,932
Spark New Zealand Ltd.	3,816	9,637
Swisscom AG	24	10,712
Tele2 AB, Class B	472	5,556
Telecom Italia SpA[1]	24,697	18,379
Telefonica Deutschland Holding AG	2,272	8,955
Telefonica SA	5,825	49,504
Telenor ASA	647	13,269
Telia Co. AB	2,237	10,242
Telstra Corp. Ltd.	8,411	16,282
TPG Telecom Ltd.	797	3,044
Vodafone Group PLC	17,922	43,495
Total Telecommunication Services		630,222

Transportation—3.1%
A.P. Moeller—Maersk A/S, Class A	12	14,244
A.P. Moeller—Maersk A/S, Class B	9	11,209
Aena SME SA2	58	10,530
Aeroports de Paris	43	9,725
ANA Holdings, Inc.	500	18,368
Atlantia SpA	305	9,017
Bollore SA	3,382	15,731
Central Japan Railway Co.	100	20,729
Deutsche Lufthansa AG	1,426	34,297
Deutsche Post AG	1,814	59,239
DSV A/S	214	17,290
East Japan Railway Co.	400	38,333
easyJet PLC	324	7,156
Fraport AG Frankfurt Airport Services Worldwide	95	9,164
International Consolidated Airlines Group SA	2,557	22,456
Mitsui OSK Lines Ltd.	500	12,044
Nippon Express Co. Ltc.	300	21,776
Nippon Yusen KK	900	17,868
Royal Mail PLC	1,819	12,137
SG Holdings Co. Ltc.	458	10,048
Singapore Airlines Ltd.	1,917	15,030
Yamato Holdings Co. Ltc.	600	17,681
Total Transportation		404,072

58     OPPENHEIMER ETF TRUST

	Shares	Value
Utilities—6.4%
AGL Energy Ltd.	666	$11,062
Centrica PLC	17,153	35,702
Chubu Electric Power Co., Inc.	1,600	23,993
Chugoku Electric Power Co., Inc. (The)	1,100	14,221
E.ON SE	3,808	40,699
EDP—Energias de Portugal SA	3,994	15,855
Electric Power Development Co. Ltc.	300	7,746
Electricite de France SA	5,090	70,007
Endesa SA4	891	19,656
Enel SpA	13,184	73,224
Engie SA	4,167	63,880
Gas Natural SDG SA	952	25,209
Iberdrola SA	4,166	32,219
Innogy SE2	1,052	45,065
Kansai Electric Power Co., Inc. (The)	1,900	27,720
Kyushu Electric Power Co., Inc.	1,500	16,738
National Grid PLC	1,583	17,522
Orsted A/S2	137	8,287
RWE AG	1,812	41,307
Severn Trent PLC	167	4,364
SSE PLC	2,023	36,190
Suez	1,191	15,442
Terna Rete Elettrica Nazionale SpA[4]	536	2,899
Toho Gas Co. Ltc.	200	6,925
Tohoku Electric Power Co., Inc.	1,400	17,101
Tokyo Electric Power Co. Holdings, Inc.[1]	9,000	41,927
Tokyo Gas Co. Ltc.	600	15,928
Uniper SE	2,433	72,550
United Utilities Group PLC	400	4,031
Veolia Environnement SA	1,257	26,901
Total Utilities		834,370

Total Common Stocks (Cost $12,601,044)		12,974,201

PREFERRED STOCKS—0.8%
Automobiles & Components—0.7%
Volkswagen AG, 2.75%	527	$87,508
Bayerische Motoren Werke AG, 5.86%	67	5,343
Porsche Automobil Holding SE, 3.21%	14	891
Total Automobiles & Components		93,742

Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C16	215,675	285

Health Care Equipment & Services—0.0%[5]
Sartorius AG, 0.35%	15	2,243

Household & Personal Products—0.1%
Henkel AG & Co KGaA, 1.64%	99	12,657

Total Preferred Stocks (Cost $105,713)		108,927
RIGHTS—0.0%[5]
Banks—0.0%[5]
Intesa Sanpaolo SpA, expiring 7/20/18	7,494	126

Capital Goods—0.0%[5]
ACS Actividades de Construccion y Servicios SA, expiring 7/12/18	874	900

Total Rights (Cost $952)		1,026
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[7] (Cost $9,598)	9,598	9,598

59     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer International Revenue ETF

	Shares	Value
Investment of Cash Collateral for Securities Loaned—0.4%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[7] (Cost $49,859)	49,859	$49,859
Total Investments—100.2% (Cost $12,767,166)		13,143,611
Liabilities in Excess of Other Assets—(0.2)%		(20,646)
Net Assets—100.0%		$13,122,965

PLC – Public Limited Company

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $178,032 or 1.36% of the Fund’s net assets at period end.

3. American Depositary Receipt.

4. All or a portion of the security was on loan. The aggregate value of the securities on loan was $47,568; total value of the collateral held by the Fund was $49,859.

5. Less than 0.05%

6. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

7. Rate shown represents annualized 7-day yield as of June 30, 2018.

Geographical Holdings

Country	Value	% of Net Assets
Japan	$4,252,293	32.4%
Germany	1,646,898	12.5
France	1,626,016	12.4
United Kingdom	1,461,455	11.1
Switzerland	708,651	5.4
Netherlands	703,745	5.4
Australia	471,870	3.6
Spain	431,075	3.3
Italy	369,547	2.8
Hong Kong	278,540	2.1
Sweden	198,374	1.5
Singapore	138,046	1.0
Belgium	125,134	1.0
Denmark	117,646	0.9
Norway	116,333	0.9
Finland	89,578	0.7
United States	72,915	0.6
Luxembourg	61,365	0.5
Austria	52,482	0.4
Portugal	47,039	0.4
Israel	47,009	0.4
Ireland	46,502	0.4
South Africa	22,689	0.2
Macau	18,424	0.1
China	17,450	0.1
New Zealand	11,561	0.1
Colombia	5,972	0.0	1
United Arab Emirates	2,979	0.0	1
Mexico	2,023	0.0	1
Total Investments	13,143,611	100.2
Liabilities in Excess of Other Assets	(20,646)	(0.2)
Net Assets	$13,122,965	100.0%

1. Less than 0.05%

The accompanying notes are an integral part of these financial statements.

60     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS June 30, 2018
Oppenheimer Global Revenue ETF

	Shares	Value
COMMON STOCKS—98.9%
Automobiles & Components—6.5%
Aisin Seiki Co. Ltc.	300	$13,678
Aptiv PLC	109	9,988
BAIC Motor Corp. Ltd., Class H1,2	3,000	2,868
Bayerische Motoren Werke AG	495	44,865
Bridgestone Corp.	448	17,525
Daimler AG	975	62,758
Delphi Technologies PLC	44	2,000
Denso Corp.	384	18,762
Fiat Chrysler Automobiles NV1	2,362	45,045
Ford Motor Co.	6,054	67,018
Geely Automobile Holdings Ltd.	2,488	6,454
General Motors Co.	1,486	58,548
Goodyear Tire & Rubber Co. (The)	293	6,824
Honda Motor Co. Ltc.	1,700	49,926
Hyundai Mobis Co. Ltc.	77	14,647
Hyundai Motor Co.	263	29,616
Isuzu Motors Ltd.	700	9,299
Kia Motors Corp.	775	21,452
Lear Corp.	79	14,679
Magna International, Inc.	333	19,355
Mahindra & Mahindra Ltd.	1,008	13,207
Mazda Motor Corp.	1,200	14,734
Mitsubishi Motors Corp.	1,235	9,845
Nissan Motor Co. Ltc.	4,936	48,039
Peugeot SA	1,478	33,754
Pirelli & C SpA[1,2]	255	2,129
Renault SA	307	26,105
Subaru Corp.	500	14,558
Sumitomo Electric Industries Ltd.	900	13,407
Suzuki Motor Corp.	273	15,079
Tata Motors Ltd.[1]	3,429	13,478
Tesla, Inc.[1,3]	22	7,545
Toyota Motor Corp.	1,895	122,666
Yamaha Motor Co. Ltc.	300	7,546
Total Automobiles & Components		857,399

Banks—7.9%
Agricultural Bank of China Ltd., Class A	6,300	3,271
Alior Bank SA1	172	3,073
Australia & New Zealand Banking Group Ltd.	960	20,030
Banks (Continued)
Axis Bank Ltd.	905	$6,747
Banco Bilbao Vizcaya Argentaria SA	3,167	22,459
Banco Bradesco SA	4,201	26,621
Banco de Chile	65,102	10,068
Banco do Brasil SA	3,009	22,407
Banco Santander Brasil SA	1,703	12,969
Banco Santander SA3,4	3,735	19,945
Banco Santander SA	3,350	17,961
Bank Central Asia Tbk PT	11,532	17,282
Bank Handlowy w Warszawie SA	197	3,725
Bank Millennium SA1	1,436	3,076
Bank of America Corp.	1,703	48,008
Bank of China Ltd., Class H	40,865	20,262
Bank of Communications Co. Ltc., Class A	6,200	5,372
BDO Unibank, Inc.	4,037	9,493
BNP Paribas SA	801	49,744
CaixaBank SA	2,178	9,424
China CITIC Bank Corp. Ltd., Class A	3,300	3,093
China Construction Bank Corp., Class H1	60,195	55,626
China Merchants Bank Co. Ltc., Class A1	700	2,794
China Minsheng Banking Corp. Ltd., Class A	3,100	3,275
Citigroup, Inc.	629	42,093
Commercial International Bank Egypt SAE	456	2,174
Commerzbank AG1	646	6,193
Credit Agricole SA	2,720	36,315
DNB ASA	553	10,808
Dubai Islamic Bank PJSC	9,191	12,186
Erste Group Bank AG1	207	8,640
Grupo Financiero Banorte SAB de CV, Class O	1,307	7,784
HSBC Holdings PLC	4,186	39,277
ICICI Bank Ltd.[1]	2,078	8,353
Industrial & Commercial Bank of China Ltd., Class H	26,260	19,648
ING Groep NV	2,073	29,838
JPMorgan Chase & Co.	595	61,999
Kasikornbank PCL	2,611	15,289
Lloyds Banking Group PLC	36,996	30,796
Masraf Al Rayan QSC	1,385	13,287
MCB Bank Ltd.	1,374	2,237
Mitsubishi UFJ Financial Group, Inc.	4,571	26,044

61     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Banks (Continued)
Moneta Money Bank AS2	1,840	$6,301
National Bank of Greece SA1	15,130	4,646
OTP Bank Nyrt	211	7,642
Piraeus Bank SA1	914	3,116
Postal Savings Bank of China Co. Ltc., Class H1,2	11,000	7,165
Royal Bank of Canada	516	38,830
Royal Bank of Scotland Group PLC[1]	3,757	12,703
Sberbank of Russia PJSC[4]	1,688	24,366
Security Bank Corp.	1,806	6,768
Societe Generale SA	741	31,245
Standard Chartered PLC	1,234	11,284
State Bank of India[1]	5,632	21,319
Sumitomo Mitsui Financial Group, Inc.	700	27,213
SVB Financial Group[1]	26	7,508
UniCredit SpA	676	11,283
VTB Bank PJSC	7,481	11,394
Wells Fargo & Co.	827	45,849
Total Banks		1,048,318

Capital Goods—10.0%
ABB Ltd.	1,087	23,766
ACS Actividades de Construccion y Servicios SA	457	18,515
AGCO Corp.	126	7,651
Airbus SE	339	39,683
Alfa SAB de CV, Class A	6,082	7,148
Alliance Global Group, Inc.[1]	12,846	2,797
ANDRITZ AG	114	6,051
Arconic, Inc.	324	5,511
Asahi Glass Co. Ltc.	200	7,791
BAE Systems PLC	1,940	16,566
Bharat Heavy Electricals Ltd.	2,625	2,749
BOC Aviation Ltd.[2]	356	2,212
Boeing Co. (The)	106	35,564
Bombardier, Inc., Class B1	2,223	8,788
Bouygues SA	468	20,168
CAE, Inc.	385	7,993
Caterpillar, Inc.	137	18,587
China Communications Construction Co. Ltc., Class H	8,462	8,176
China International Marine Containers Group Co. Ltc., Class H	2,000	2,621
Capital Goods (Continued)
China Railway Construction Corp. Ltd., Class H	7,425	$7,524
China Railway Group Ltd., Class H	13,537	10,215
China State Construction International Holdings Ltd.	3,814	3,913
CIMIC Group Ltd.	185	5,782
CITIC Ltd.	16,071	22,656
CJ Corp.	91	11,594
CNH Industrial NV	1,075	11,320
Cummins, Inc.	82	10,906
Daewoo Engineering & Construction Co. Ltc.[1]	1,128	5,941
DCC PLC	138	12,562
Deere & Co.	102	14,260
Doosan Heavy Industries & Construction Co. Ltc.[1]	463	6,502
Embraer SA	897	5,656
Ferguson PLC	196	15,914
Finning International, Inc.	199	4,909
Fluor Corp.	204	9,951
Fosun International Ltd.	3,005	5,653
Fuji Electric Co. Ltc.	1,000	7,620
General Dynamics Corp.	96	17,895
General Electric Co.	3,398	46,247
GS Engineering & Construction Corp.	167	6,893
Hanwha Corp.	531	15,032
HD Supply Holdings, Inc.[1]	145	6,219
Hino Motors Ltd.	700	7,476
Hitachi Construction Machinery Co. Ltc.	100	3,250
HOCHTIEF AG	88	15,905
Huntington Ingalls Industries, Inc.	29	6,287
Hyundai Engineering & Construction Co. Ltc.	133	6,862
Hyundai Heavy Industries Co. Ltc.[1]	73	6,681
Hyundai Heavy Industries Holdings Co. Ltc.[1]	21	6,661
IHI Corp.	200	6,970
Ingersoll-Rand PLC	131	11,755
ITOCHU Corp.	1,222	22,147
Jacobs Engineering Group, Inc.	135	8,571
Jardine Matheson Holdings Ltd.	588	37,103
Jardine Strategic Holdings Ltd.	574	20,940

62     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods (Continued)
JGC Corp.	300	$6,048
Johnson Controls International PLC	403	13,480
JTEKT Corp.	400	5,446
Kajima Corp.	865	6,700
Kawasaki Heavy Industries Ltd.	300	8,843
KOC Holding AS	6,522	20,244
Komatsu Ltd.	279	7,980
Kubota Corp.	500	7,868
Leonardo SpA	582	5,753
LIXIL Group Corp.	400	8,003
Lockheed Martin Corp.	76	22,453
Marubeni Corp.	4,100	31,282
Metallurgical Corp of China Ltd., Class H	12,000	3,549
MINEBEA MITSUMI, Inc.	200	3,384
MISUMI Group, Inc.	27	787
Mitsubishi Corp.	960	26,677
Mitsubishi Electric Corp.	1,154	15,362
Mitsubishi Heavy Industries Ltd.	400	14,557
Mitsui & Co. Ltc.	1,138	18,981
Nabtesco Corp.	63	1,940
Northrop Grumman Corp.	48	14,770
NSK Ltd.	400	4,128
Obayashi Corp.	800	8,328
Posco Daewoo Corp.	490	9,409
Raytheon Co.	80	15,454
Rexel SA	692	9,950
Rolls-Royce Holdings PLC[1]	997	13,008
Samsung C&T Corp.	123	12,857
Samsung Engineering Co. Ltc.[1]	169	2,373
Samsung Heavy Industries Co. Ltc.[1]	689	4,414
Schindler Holding AG	135	29,041
Siemens AG	384	50,761
Siemens Gamesa Renewable Energy SA	374	5,024
Sinotruk Hong Kong Ltd.[1]	2,500	4,117
SK Holdings Co. Ltc.	162	37,647
SNC-Lavalin Group, Inc.	208	9,180
Spirit AeroSystems Holdings, Inc., Class A	75	6,443
Sumitomo Corp.	1,000	16,431
Taisei Corp.	100	5,516
Textron, Inc.	212	13,973
Toshiba Corp.[1]	5,543	16,664
TOTO Ltd.	100	4,640
Capital Goods (Continued)
Toyota Tsusho Corp.	800	$26,795
Travis Perkins PLC	326	6,122
United Technologies Corp.	256	32,008
Vestas Wind Systems A/S	83	5,137
Vinci SA	329	31,636
Volvo AB, Class B	1,004	16,071
W.W. Grainger, Inc.[3]	26	8,018
Weichai Power Co. Ltc., Class H	2,741	3,780
Total Capital Goods		1,321,141

Commercial & Professional Services—0.9%
Copart, Inc.[1]	79	4,468
Country Garden Services Holdings Co. Ltc.[1]	788	1,010
Dai Nippon Printing Co. Ltc.	600	13,429
G4S PLC	2,544	8,991
ISS A/S	291	10,000
ManpowerGroup, Inc.	135	11,618
Persol Holdings Co. Ltc.	300	6,693
Randstad NV	322	18,956
Recruit Holdings Co. Ltc.	500	13,840
SGS SA	11	29,268
Total Commercial & Professional Services		118,273

Consumer Durables & Apparel—2.2%
adidas AG	63	13,751
D.R. Horton, Inc.	182	7,462
Electrolux AB, Series B	452	10,307
Feng TAY Enterprise Co. Ltc.	1,000	5,018
Haier Electronics Group Co. Ltc.	2,123	7,266
Husqvarna AB, Class B	1,112	10,568
Iida Group Holdings Co. Ltc.	400	7,717
LG Electronics, Inc.	239	17,799
Li & Fung Ltd.	20,892	7,669
Lululemon Athletica, Inc.[1]	52	6,492
LVMH Moet Hennessy Louis Vuitton SE	97	32,300
Mattel, Inc.[3]	192	3,153
Michael Kors Holdings Ltd.[1]	66	4,396
Newell Brands, Inc.	297	7,660
NIKE, Inc., Class B	254	20,239
Panasonic Corp.	2,170	29,259
Polaris Industries, Inc.[3]	36	4,398
PulteGroup, Inc.	198	5,692
PVH Corp.	44	6,588
Sega Sammy Holdings, Inc.	300	5,141

63     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Consumer Durables & Apparel (Continued)
Sharp Corp.	300	$7,313
Skyworth Digital Holdings Ltd.	6,000	2,677
Sony Corp.	636	32,522
Under Armour, Inc., Class A1,3	182	4,091
VF Corp.	125	10,190
Whirlpool Corp.	72	10,528
Yue Yuen Industrial Holdings Ltd.	2,207	6,231
Total Consumer Durables & Apparel		286,427

Consumer Services—1.0%
Alsea SAB de CV	939	3,268
Aramark	421	15,619
Benesse Holdings, Inc.	200	7,096
Chipotle Mexican Grill, Inc.[1]	11	4,745
Flight Centre Travel Group Ltd.	72	3,386
Hilton Worldwide Holdings, Inc.	214	16,940
Marriott International, Inc., Class A	136	17,218
Melco Resorts & Entertainment Ltd.[4]	266	7,448
MGM Resorts International	268	7,780
Minor International PCL	8,518	8,356
SJM Holdings Ltd.	7,752	9,644
Tabcorp Holdings Ltd.	1,826	6,017
TUI AG	762	16,725
Yum China Holdings, Inc.	142	5,461
Total Consumer Services		129,703

Diversified Financials—3.2%
Ally Financial, Inc.	193	5,070
Ameriprise Financial, Inc.	52	7,274
ASX Ltd.	206	9,800
Berkshire Hathaway, Inc., Class B1	285	53,195
Brookfield Asset Management, Inc., Class A	458	18,568
Capital One Financial Corp.	162	14,888
Cboe Global Markets, Inc.	53	5,516
Challenger Ltd.	331	2,893
Chong Sing Holdings FinTech Group Ltd.[1]	16,000	1,856
CI Financial Corp.	300	5,389
Credit Suisse Group AG1	1,081	16,276
Deutsche Bank AG	1,471	15,839
EXOR NV	962	64,808
Diversified Financials (Continued)
Goldman Sachs Group, Inc. (The)	77	$16,984
GT Capital Holdings, Inc.	256	4,365
Haci Omer Sabanci Holding AS	4,744	9,144
Hargreaves Lansdown PLC	278	7,236
Jefferies Financial Group, Inc.	361	8,209
Morgan Stanley	416	19,718
Onex Corp.	229	16,797
ORIX Corp.	721	11,404
Reinet Investments SCA[1]	481	8,480
S&P Global, Inc.	59	12,030
Singapore Exchange Ltd.	5,606	29,479
Standard Life Aberdeen PLC	2,520	10,836
Synchrony Financial	244	8,145
Tokyo Century Corp.	100	5,670
UBS Group AG1	1,504	23,212
Voya Financial, Inc.[3]	140	6,580
Total Diversified Financials		419,661

Energy—9.7%
Andeavor	123	16,135
Baker Hughes a GE Co.[3]	249	8,225
Banpu PCL	7,664	4,511
Bharat Petroleum Corp. Ltd.	2,010	10,951
BP PLC	12,482	95,300
Caltex Australia Ltd.	355	8,535
Cenovus Energy, Inc.	602	6,247
Chevron Corp.	480	60,686
China Oilfield Services Ltd., Class H	5,332	5,036
China Petroleum & Chemical Corp., Class H	35,987	32,155
CNOOC Ltd.	11,211	19,348
ConocoPhillips	322	22,418
Empresas COPEC SA	547	8,442
Enbridge, Inc.	534	19,079
Eni SpA	2,184	40,559
EOG Resources, Inc.	191	23,766
Equinor ASA	1,066	28,303
Exxon Mobil Corp.	1,248	103,247
Gazprom PJSC[4]	9,667	42,545
Grupa Lotos SA	149	2,265
Hindustan Petroleum Corp. Ltd.	2,443	9,242
HollyFrontier Corp.	96	6,569
Idemitsu Kosan Co. Ltc.	297	10,591
Indian Oil Corp. Ltd.	8,356	19,026
John Wood Group PLC	1,040	8,620

64     OPPENHEIMER ETF TRUST

	Shares	Value
Energy (continued)
JXTG Holdings, Inc.	5,700	$39,635
LUKOIL PJSC[4]	709	48,482
Marathon Petroleum Corp.	380	26,661
Neste OYJ	98	7,689
Oil & Natural Gas Corp. Ltd.	5,162	11,934
OMV AG	181	10,264
Origin Energy Ltd.[1]	738	5,469
PetroChina Co. Ltc., Class A	5,100	5,935
Petroleo Brasileiro SA	4,220	21,301
Phillips 66	402	45,149
Plains GP Holdings LP, Class A1	556	13,294
Polski Koncern Naftowy ORLEN SA	405	9,093
PrairieSky Royalty Ltd.	354	6,983
PTT PCL	18,932	27,429
Reliance Industries Ltd.	1,497	21,247
Repsol SA	1,079	21,120
Rosneft Oil Co. PJSC[1]	7,151	44,479
Royal Dutch Shell PLC, Class A	3,403	118,116
Showa Shell Sekiyu KK	700	10,447
SK Innovation Co. Ltc.	101	18,306
S-Oil Corp.	87	8,548
TechnipFMC PLC	372	11,807
TOTAL SA	1,293	78,819
Tupras Turkiye Petrol Rafinerileri AS	426	10,043
Ultrapar Participacoes SA	948	11,322
Valero Energy Corp.	349	38,680
Total Energy		1,284,053

Food & Staples Retailing—6.1%
Aeon Co. Ltc.	2,400	51,352
Alimentation Couche-Tard, Inc., Class B	361	15,673
Berli Jucker PCL	2,802	4,271
Bid Corp. Ltd.	424	8,517
Carrefour SA	2,194	35,529
Casino Guichard Perrachon SA	473	18,362
Clicks Group Ltd.	499	7,155
Costco Wholesale Corp.	314	65,620
Empire Co. Ltc.	327	6,560
George Weston Ltd.	274	22,342
J Sainsbury PLC	4,854	20,584
Koninklijke Ahold Delhaize NV	1,573	37,659
Kroger Co. (The)	1,886	53,657
Magnit PJSC	505	9,090
Food & Staples Retailing (Continued)
METRO AG	1,279	$15,807
Raia Drogasil SA	290	5,005
Seven & i Holdings Co. Ltc.	700	30,530
Sun Art Retail Group Ltd.	6,564	8,584
Sysco Corp.	531	36,262
Tesco PLC	10,906	36,961
Walgreens Boots Alliance, Inc.	808	48,492
Wal-Mart de Mexico SAB de CV	5,311	14,148
Walmart, Inc.	2,274	194,768
Wesfarmers Ltd.	768	28,009
Woolworths Group Ltd.	1,090	24,579
X5 Retail Group NV	286	7,573
Total Food & Staples Retailing		807,089

Food, Beverage & Tobacco—4.1%
Ajinomoto Co., Inc.	300	5,677
Anadolu Efes Biracilik Ve Malt Sanayii AS	808	4,162
Anheuser-Busch InBev SA	383	38,680
Arca Continental SAB de CV	466	2,899
Archer-Daniels-Midland Co.	623	28,552
Asahi Group Holdings Ltd.	179	9,166
Associated British Foods PLC	301	10,881
BRF SA1	916	4,286
Britannia Industries Ltd.	54	4,897
British American Tobacco PLC	228	11,529
Bunge Ltd.	289	20,146
Calbee, Inc.	100	3,760
Carlsberg A/S, Class B	43	5,064
Charoen Pokphand Foods PCL	11,945	8,725
China Agri-Industries Holdings Ltd.	7,000	2,677
China Mengniu Dairy Co. Ltc.[1]	1,840	6,239
China Resources Beer Holdings Co. Ltc.	1,073	5,211
CJ CheilJedang Corp.	27	8,540
Coca-Cola Amatil Ltd.	601	4,085
Coca-Cola Bottlers Japan Holdings, Inc.	84	3,356
Coca-Cola Icecek AS	649	4,805
Felda Global Ventures Holdings Bhd	9,859	3,685

65     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Food, Beverage & Tobacco (Continued)
Fomento Economico Mexicano SAB de CV	615	$5,474
Genting Plantations Bhd	7,021	16,425
Grupo Bimbo SAB de CV, Series A	2,657	5,230
Hormel Foods Corp.	193	7,182
Indofood Sukses Makmur Tbk PT	22,962	10,656
Ingredion, Inc.	47	5,203
Japan Tobacco, Inc.	487	13,608
JBS SA	7,496	18,119
Kikkoman Corp.	200	10,093
Kirin Holdings Co. Ltc.	346	9,256
MEIJI Holdings Co. Ltc.	100	8,432
Molson Coors Brewing Co., Class B	93	6,328
Mondelez International, Inc., Class A	337	13,817
Nestle SA	644	49,875
Nisshin Seifun Group, Inc.	400	8,468
Ottogi Corp.	5	3,854
PepsiCo, Inc.	295	32,117
Philip Morris International, Inc.	182	14,695
Saputo, Inc.	324	10,751
Sime Darby Plantation Bhd	3,275	4,321
Standard Foods Corp.	5,441	11,011
Tiger Brands Ltd.[3]	356	8,608
Tingyi Cayman Islands Holding Corp.	2,617	6,071
Toyo Suisan Kaisha Ltd.	200	7,123
Tyson Foods, Inc., Class A	198	13,632
Ulker Biskuvi Sanayi AS1	894	3,518
WH Group Ltd.[2]	11,276	9,184
Wilmar International Ltd.	12,665	28,423
Yamazaki Baking Co. Ltc.	400	10,473
Total Food, Beverage & Tobacco		548,969

Health Care Equipment & Services—4.9%
Aetna, Inc.	156	28,626
Alfresa Holdings Corp.	700	16,463
AmerisourceBergen Corp.	716	61,053
Anthem, Inc.	161	38,323
Cardinal Health, Inc.	974	47,560
Centene Corp.[1]	212	26,120
Cigna Corp.	90	15,295
CVS Health Corp.	1,085	69,820
DaVita, Inc.[1]	132	9,166
Express Scripts Holding Co.[1]	556	42,929
Health Care Equipment & Services (Continued)
Fisher & Paykel Healthcare Corp. Ltd.	588	$5,928
Fresenius Medical Care AG & Co. KGaA	193	19,465
Fresenius SE & Co. KGaA	289	23,215
HCA Healthcare, Inc.	207	21,238
Humana, Inc.	92	27,382
IHH Healthcare Bhd	13,406	20,244
McKesson Corp.	556	74,170
Medipal Holdings Corp.	800	16,092
Siemens Healthineers AG1,2	158	6,522
Suzuken Co. Ltc.	324	13,719
UnitedHealth Group, Inc.	290	71,149
Total Health Care Equipment & Services		654,479

Household & Personal Products—1.0%
Amorepacific Corp.	24	6,945
AMOREPACIFIC Group	47	5,208
Coty, Inc., Class A3	396	5,584
Essity AB, Class B	719	17,778
Hengan International Group Co. Ltc.	610	5,870
Natura Cosmeticos SA	415	3,265
Procter & Gamble Co. (The)	482	37,625
PT Unilever Indonesia Tbk	3,841	12,357
Shiseido Co. Ltc.	100	7,943
Unilever NV	549	30,629
Total Household & Personal Products		133,204

Insurance—5.4%
Aegon NV	1,721	10,320
Aflac, Inc.	214	9,206
AIA Group Ltd.	1,814	15,861
Alleghany Corp.	8	4,600
Allianz SE	150	31,002
Allstate Corp. (The)	153	13,964
American International Group, Inc.	197	10,445
Aon PLC	55	7,544
Arthur J. Gallagher & Co.	117	7,638
Assicurazioni Generali SpA	1,537	25,787
Assurant, Inc.	44	4,554
Aviva PLC	2,059	13,701
AXA SA	1,727	42,374
China Life Insurance Co. Ltc., Class H	2,796	7,217
China Pacific Insurance Group Co. Ltc., Class H	1,303	5,041

66     OPPENHEIMER ETF TRUST

	Shares	Value
Insurance (Continued)
China Taiping Insurance Holdings Co. Ltc.	2,494	$7,804
Chubb Ltd.	82	10,416
Cincinnati Financial Corp.	68	4,546
CNP Assurances	820	18,660
Dai-ichi Life Holdings, Inc.	800	14,272
DB Insurance Co. Ltc.	118	6,247
Direct Line Insurance Group PLC	766	3,468
Everest Re Group Ltd.	15	3,457
Fairfax Financial Holdings Ltd.	9	5,040
FNF Group	103	3,875
Great-West Lifeco, Inc.	414	10,172
Hanwha Life Insurance Co. Ltc.	1,309	6,225
Hyundai Marine & Fire Insurance Co. Ltc.	177	5,352
Industrial Alliance Insurance & Financial Services, Inc.	68	2,623
Insurance Australia Group Ltd.	555	3,498
Intact Financial Corp.	60	4,253
Japan Post Holdings Co. Ltc.	4,300	47,090
Liberty Holdings Ltd.	654	5,550
Loews Corp.	59	2,848
Manulife Financial Corp.	427	7,667
Mapfre SA	2,738	8,264
Markel Corp.[1]	5	5,422
Medibank Pvt Ltd.	1,269	2,738
MetLife, Inc.	382	16,655
MS&AD Insurance Group Holdings, Inc.	600	18,656
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109	23,041
People’s Insurance Co. Group of China Ltd. (The), Class H	12,547	5,901
PICC Property & Casualty Co. Ltc., Class H	4,888	5,277
Ping An Insurance Group Co. of China Ltd., Class H	1,332	12,258
Poste Italiane SpA[2]	2,116	17,714
Power Corp. of Canada	383	8,572
Power Financial Corp.	710	16,597
Powszechny Zaklad Ubezpieczen SA	565	5,882
Insurance (continued)
Progressive Corp. (The)	231	$13,664
Prudential Financial, Inc.	116	10,847
Prudential PLC	960	21,984
QBE Insurance Group Ltd.	590	4,246
Reinsurance Group of America, Inc.	38	5,072
RenaissanceRe Holdings Ltd.	24	2,888
RSA Insurance Group PLC	776	6,961
Samsung Fire & Marine Insurance Co. Ltc.	42	9,949
Samsung Life Insurance Co. Ltc.	71	6,269
SCOR SE	282	10,477
Sompo Holdings, Inc.	300	12,134
Sony Financial Holdings, Inc.	300	5,731
Sul America SA	753	3,578
Sun Life Financial, Inc.	145	5,823
Suncorp Group Ltd.	361	3,891
T&D Holdings, Inc.	400	6,011
Tokio Marine Holdings, Inc.	500	23,441
Torchmark Corp.	89	7,245
Travelers Cos., Inc. (The)	87	10,644
Unum Group	84	3,107
W.R. Berkley Corp.	89	6,444
Willis Towers Watson PLC	34	5,154
XL Group Ltd.	130	7,273
Total Insurance		722,127

Materials—6.3%
Akzo Nobel NV	185	15,837
Aluminum Corp. of China Ltd., Class H1	6,775	2,988
Ambuja Cements Ltd.	2,945	8,917
Amcor Ltd.	483	5,142
Anglo American Platinum Ltd.	208	5,448
Anglo American PLC	229	5,124
AngloGold Ashanti Ltd.	687	5,620
ArcelorMittal	942	27,617
Asahi Kasei Corp.	903	11,479
Avery Dennison Corp.	64	6,534
Ball Corp.	212	7,537
BASF SE	456	43,609
BlueScope Steel Ltd.	469	5,981
Boliden AB	334	10,850
CCL Industries, Inc., Class B	96	4,703
Cemex SAB de CV1	8,082	5,370
Chemours Co. (The)	79	3,504

67     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Materials (Continued)
China National Building Material Co. Ltc., Class H	4,260	$4,219
Covestro AG2	93	8,298
CRH PLC	210	7,416
Crown Holdings, Inc.[1,3]	154	6,893
DowDuPont, Inc.	585	38,563
Formosa Chemicals & Fibre Corp.	6,000	23,911
Freeport-McMoRan, Inc.	440	7,594
Glencore PLC[1]	15,298	73,114
Grasim Industries Ltd.	309	4,541
Grupa Azoty SA	212	2,441
Grupo Mexico SAB de CV, Series B	1,743	5,000
HeidelbergCement AG	166	13,970
Hindalco Industries Ltd.	2,309	7,768
Hyosung Corp.[5]	77	9,258
International Paper Co.	219	11,405
Jastrzebska Spolka Weglowa SA1	98	2,008
JFE Holdings, Inc.	793	15,006
Jiangxi Copper Co. Ltc., Class H	5,787	7,376
Johnson Matthey PLC	284	13,569
Kinross Gold Corp.[1]	1,132	4,260
Kobe Steel Ltd.	700	6,408
Kumba Iron Ore Ltd.	194	4,172
LafargeHolcim Ltd.[1]	326	15,884
LG Chem Ltd.	42	12,568
Lotte Chemical Corp.	25	7,806
LyondellBasell Industries NV, Class A	198	21,750
Maruichi Steel Tube Ltd.	200	6,780
Mexichem SAB de CV	2,052	5,995
Mitsubishi Chemical Holdings Corp.	1,870	15,657
Mitsubishi Materials Corp.	300	8,247
MMC Norilsk Nickel PJSC[4]	375	6,731
Nan Ya Plastics Corp.	7,000	20,021
Nine Dragons Paper Holdings Ltd.	1,778	2,266
Nippon Paint Holdings Co. Ltc.	200	8,613
Nippon Steel & Sumitomo Metal Corp.	1,180	23,176
Oji Holdings Corp.	1,000	6,202
Orica Ltd.	362	4,747
Pidilite Industries Ltd.	273	4,238
POSCO	89	26,273
Sappi Ltd.	941	6,282
Sasol Ltd.	393	14,419
Materials (Continued)
South32 Ltd.	1,624	$4,332
Southern Copper Corp.[3]	124	5,812
Sumitomo Chemical Co. Ltc.	1,866	10,580
Sumitomo Metal Mining Co. Ltc.	100	3,826
Taiheiyo Cement Corp.	100	3,291
Tata Steel Ltd.	1,354	11,220
Teck Resources Ltd., Class B	199	5,066
thyssenkrupp AG	1,044	25,378
Tongling Nonferrous Metals Group Co. Ltc., Class A	11,000	3,669
Toray Industries, Inc.	1,566	12,357
Toyo Seikan Group Holdings Ltd.	300	5,271
Umicore SA	262	15,035
Vale SA	1,174	15,132
Vedanta Ltd.	1,855	6,395
West Fraser Timber Co. Ltc.	30	2,064
Westlake Chemical Corp.	47	5,059
WestRock Co.	129	7,356
Wheaton Precious Metals Corp.	327	7,214
Yara International ASA	181	7,506
Zhaojin Mining Industry Co. Ltc., Class H	5,685	4,340
Total Materials		832,008

Media—1.4%
Altice Europe NV, Class A1	726	2,958
Altice USA, Inc., Class A	60	1,024
Charter Communications, Inc., Class A1	71	20,818
China Literature Ltd.[1,2]	200	1,879
Comcast Corp., Class A	1,119	36,714
CyberAgent, Inc.	100	6,013
Grupo Televisa SAB, Series CPO	898	3,444
Hakuhodo DY Holdings, Inc	800	12,842
Liberty Global PLC, Class A1	271	7,463
Live Nation Entertainment, Inc.[1,3]	197	9,568
News Corp., Class A	420	6,510
Pearson PLC	448	5,235
ProSiebenSat.1 Media SE	182	4,617
Schibsted ASA, Class B	93	2,624
Twenty-First Century Fox, Inc., Class A	409	20,323
Viacom, Inc., Class B	229	6,907
Walt Disney Co. (The)	305	31,967
Total Media		180,906

68     OPPENHEIMER ETF TRUST

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—2.7%
AbbVie, Inc.	106	$9,821
Allergan PLC	43	7,169
Amgen, Inc.	67	12,368
AstraZeneca PLC	164	11,374
Bayer AG	214	23,574
Bristol-Myers Squibb Co.	177	9,795
Celgene Corp.[1]	84	6,671
China Resources Pharmaceutical Group Ltd.[2]	8,613	11,922
CSL Ltd.	39	5,550
Eli Lilly & Co.	176	15,018
Gilead Sciences, Inc.	174	12,326
GlaxoSmithKline PLC	1,184	23,914
Hisamitsu Pharmaceutical Co., Inc.	100	8,441
IQVIA Holdings, Inc.[1]	67	6,688
Johnson & Johnson	256	31,063
Merck & Co., Inc.	355	21,549
Mylan NV1	152	5,493
Novo Nordisk A/S, Class B	108	5,010
Perrigo Co. PLC	45	3,281
Pfizer, Inc.	789	28,625
Roche Holding AG	111	24,655
Sanofi	327	26,210
Shire PLC	146	8,221
Sumitomo Dainippon Pharma Co. Ltc.	300	6,351
Teva Pharmaceutical Industries Ltd.[4]	504	12,257
Thermo Fisher Scientific, Inc.	59	12,221
Valeant Pharmaceuticals International, Inc.[1]	178	4,137
Total Pharmaceuticals, Biotechnology & Life Sciences		353,704

Real Estate—1.7%
Agile Group Holdings Ltd.	2,366	4,029
Camden Property Trust	92	8,384
CBRE Group, Inc., Class A1	225	10,742
China Evergrande Group[1]	6,161	15,706
China Jinmao Holdings Group Ltd.	6,321	3,174
China Overseas Land & Investment Ltd.	3,729	12,287
China Resources Land Ltd.	2,293	7,731
Country Garden Holdings Co. Ltc.	6,859	12,065
Real Estate (Continued)
Daito Trust Construction Co. Ltc.	100	$16,260
Daiwa House Industry Co. Ltc.	445	15,170
Emaar Development PJSC[1]	3,126	4,306
First Capital Realty, Inc.	508	7,978
Future Land Development Holdings Ltd.[1]	2,000	1,810
Greentown China Holdings Ltd.	1,500	2,011
H&R Real Estate Investment Trust	513	7,846
Jones Lang LaSalle, Inc.	36	5,976
Kaisa Group Holdings Ltd.	4,000	1,708
Land & Houses PCL	21,231	7,242
LendLease Group	549	8,036
Longfor Properties Co. Ltc.	1,902	5,127
Megaworld Corp.	378	30
Mirvac Group	1,776	2,847
Mitsui Fudosan Co. Ltc.	400	9,656
Nomura Real Estate Holdings, Inc.	200	4,438
Public Storage	39	8,848
RioCan Real Estate Investment Trust	430	7,894
Robinsons Land Corp.	59	21
Shenzhen Investment Ltd.	8,000	2,916
Shimao Property Holdings Ltd.	2,231	5,858
Sime Darby Property Bhd	6,800	2,020
Sino-Ocean Group Holding Ltd.	6,282	3,651
SmartCentres Real Estate Investment Trust	300	6,963
Tokyo Tatemono Co. Ltc.	300	4,120
Tokyu Fudosan Holdings Corp.	900	6,354
Total Real Estate		223,204

Retailing—3.5%
Advance Auto Parts, Inc.	66	8,956
Amazon.com, Inc.[1]	47	79,891
Best Buy Co., Inc.[3]	255	19,018
Canadian Tire Corp. Ltd., Class A	67	8,740
CarMax, Inc.[1,3]	150	10,930
Dollar General Corp.	157	15,480
Dollar Tree, Inc.[1]	132	11,220
Gap, Inc. (The)	258	8,357
Genuine Parts Co.[3]	134	12,300

69     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Retailing (Continued)
GOME Retail Holdings Ltd.[1]	71,225	$7,263
Hennes & Mauritz AB, Class B3	753	11,237
Home Depot, Inc. (The)	265	51,702
Imperial Holdings Ltd.	556	7,946
Isetan Mitsukoshi Holdings Ltd.	600	7,497
JD.com, Inc.[1,3,4]	518	20,176
Kingfisher PLC	2,229	8,740
Kohl’s Corp.[3]	137	9,987
L Brands, Inc.	184	6,786
Lotte Shopping Co. Ltc.	44	8,291
Lowe’s Cos., Inc.	344	32,876
Macy’s, Inc.	351	13,138
Magazine Luiza SA	100	3,327
Marks & Spencer Group PLC	2,349	9,152
Netflix, Inc.[1]	24	9,394
Nordstrom, Inc.[3]	171	8,854
Petrobras Distribuidora SA	2,500	11,885
Qurate Retail, Inc.[1]	291	6,175
Start Today Co. Ltc.	100	3,625
Target Corp.	399	30,372
Vipshop Holdings Ltd.[1,4]	292	3,168
Yamada Denki Co. Ltc.	1,800	8,954
Zhongsheng Group Holdings Ltd.	2,000	6,003
Total Retailing		461,440

Semiconductors & Semiconductor Equipment—0.9%
Advanced Micro Devices, Inc.[1,3]	331	4,962
Intel Corp.	630	31,317
Micron Technology, Inc.[1]	104	5,454
NXP Semiconductors NV1	138	15,079
QUALCOMM, Inc.	248	13,918
Renesas Electronics Corp.[1]	600	5,883
SK Hynix, Inc.	190	14,610
Taiwan Semiconductor Manufacturing Co. Ltc.	3,943	27,999
Xinyi Solar Holdings Ltd.	8,000	2,458
Total Semiconductors & Semiconductor Equipment		121,680

Software & Services—3.1%
Accenture PLC, Class A	131	21,430
Alibaba Group Holding Ltd.[1,3,4]	100	18,553
Alliance Data Systems Corp.	22	5,130
Alphabet, Inc., Class A1	47	53,072
Software & Services (Continued)
Atos SE	88	$12,016
Automatic Data Processing, Inc.	70	9,390
Cadence Design Systems, Inc.[1]	127	5,500
CGI Group, Inc., Class A1	143	9,056
Check Point Software Technologies Ltd.[1]	85	8,303
Cognizant Technology Solutions Corp., Class A	121	9,558
Computershare Ltd.	164	2,233
Constellation Software, Inc./Canada	5	3,875
DXC Technology Co.	114	9,190
Fortinet, Inc.[1]	70	4,370
Fujitsu Ltd.	2,902	17,601
GoDaddy, Inc., Class A1	116	8,190
HCL Technologies Ltd.	366	4,948
Infosys Ltd.	386	7,365
International Business Machines Corp.	228	31,852
Jack Henry & Associates, Inc.	70	9,125
Leidos Holdings, Inc.	167	9,853
Microsoft Corp.	476	46,938
NTT Data Corp.	800	9,216
Oracle Corp.	367	16,170
Otsuka Corp.	100	3,923
Perspecta, Inc.	57	1,171
Samsung SDS Co. Ltc.	25	4,498
Synopsys, Inc.[1]	85	7,273
Tata Consultancy Services Ltd.	394	10,626
Tech Mahindra Ltd.	368	3,520
Tencent Holdings Ltd.	345	17,317
Total System Services, Inc.	66	5,578
Wipro Ltd.	1,053	4,019
Worldpay, Inc., Class A1	43	3,517
Worldpay, Inc., Class A1	58	4,719
Yahoo Japan Corp.	2,300	7,641
Total Software & Services		406,736

Technology Hardware & Equipment—4.8%
Acer, Inc.[1]	7,000	5,717
Alps Electric Co. Ltc.	200	5,139
Apple, Inc.	523	96,813
Arista Networks, Inc.[1]	11	2,832
Arrow Electronics, Inc.[1]	194	14,604
AU Optronics Corp.	14,645	6,196
Avnet, Inc.	257	11,023

70     OPPENHEIMER ETF TRUST

	Shares	Value
Technology Hardware & Equipment (Continued)
Brother Industries Ltd.	200	$3,951
BYD Electronic International Co. Ltc.	1,887	2,583
CDW Corp.	161	13,007
Compal Electronics, Inc.	26,430	16,644
F5 Networks, Inc.[1]	55	9,485
Flex Ltd.[1]	783	11,048
FUJIFILM Holdings Corp.	300	11,717
Hewlett Packard Enterprise Co.	773	11,294
Hitachi High-Technologies Corp.	100	4,081
Hitachi Ltd.	4,602	32,473
Hon Hai Precision Industry Co. Ltc.	22,117	60,355
HP, Inc.	1,035	23,484
HTC Corp.[1]	1,621	3,025
Innolux Corp.	13,000	4,669
Inventec Corp.	23,000	18,067
Konica Minolta, Inc.	600	5,574
Legend Holdings Corp., Class H2	1,000	3,046
Lenovo Group Ltd.	41,027	22,225
LG Display Co. Ltc.	568	9,326
LG Innotek Co. Ltc.	38	4,927
NEC Corp.	500	13,723
Nokia OYJ	2,934	16,888
Palo Alto Networks, Inc.[1]	28	5,753
Pegatron Corp.	8,702	17,896
Quanta Computer, Inc.	9,317	16,349
Ricoh Co. Ltc.	855	7,843
Samsung Electronics Co. Ltc.	1,818	76,097
Seagate Technology PLC	110	6,212
Seiko Epson Corp.	300	5,216
TDK Corp.	100	10,220
Telefonaktiebolaget LM Ericsson, Class B	1,590	12,310
Venture Corp. Ltd.	300	3,925
Western Digital Corp.	99	7,664
Wistron Corp.	17,444	12,959
Xerox Corp.	248	5,952
Total Technology Hardware & Equipment		632,312

Telecommunication Services—4.5%
America Movil SAB de CV, Series L	18,629	15,704
AT&T, Inc.	2,298	73,789
Bharti Airtel Ltd.	1,260	7,024
Telecommunication Services (Continued)
BT Group PLC	4,942	$14,211
CenturyLink, Inc.	659	12,284
China Communications Services Corp. Ltd., Class H	5,907	3,742
China Mobile Ltd.	5,712	50,746
China Unicom Hong Kong Ltd.	15,527	19,395
Chunghwa Telecom Co. Ltc.	5,087	18,353
Deutsche Telekom AG1	3,277	50,772
Empresa Nacional de Telecomunicaciones SA	268	2,491
Idea Cellular Ltd.[1]	3,985	3,452
KDDI Corp.	900	24,628
KT Corp.[4]	1,090	14,475
Mobile TeleSystems PJSC[4]	505	4,459
Nippon Telegraph & Telephone Corp.	1,000	45,466
Orange SA	2,094	35,071
SK Telecom Co. Ltc.	56	11,707
SoftBank Group Corp.	500	35,991
Sprint Corp.[1]	2,579	14,030
Telecom Italia SpA[1]	13,100	9,749
Telefonica SA	3,131	26,609
Telstra Corp. Ltd.	4,009	7,761
T-Mobile US, Inc.[1]	322	19,239
Verizon Communications, Inc.	1,106	55,643
Vodafone Group PLC	8,027	19,481
Total Telecommunication Services		596,272

Transportation—2.6%
A.P. Moeller—Maersk A/S, Class B	9	11,209
American Airlines Group, Inc.[3]	388	14,728
Bollore SA	2,630	12,233
C.H. Robinson Worldwide, Inc.	165	13,804
CAR, Inc.[1]	2,000	1,999
China Eastern Airlines Corp. Ltd., Class H	2,000	1,354
COSCO SHIPPING Development Co. Ltc., Class H1	20,000	3,340
COSCO SHIPPING Energy Transportation Co. Ltc., Class H1	4,000	1,927
COSCO SHIPPING Holdings Co. Ltc., Class H1	3,500	1,606
Delta Air Lines, Inc.	363	17,983

71     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Transportation (Continued)
Deutsche Lufthansa AG	534	$12,843
Deutsche Post AG	962	31,415
DSV A/S	124	10,019
FedEx Corp.	152	34,513
Hyundai Glovis Co. Ltc.	79	8,187
International Consolidated Airlines Group SA	1,449	12,726
Knight-Swift Transportation Holdings, Inc.[3]	156	5,961
Latam Airlines Group SA	309	3,077
Mitsui OSK Lines Ltd.	300	7,226
Nippon Express Co. Ltc.	200	14,517
Nippon Yusen KK	400	7,941
Royal Mail PLC	1,066	7,113
Ryanair Holdings PLC[1,4]	218	24,902
SG Holdings Co. Ltc.	200	4,388
Sinotrans Ltd., Class H	4,000	2,111
Southwest Airlines Co.	194	9,871
Transurban Group	1,235	10,922
United Continental Holdings, Inc.[1]	241	16,805
United Parcel Service, Inc., Class B	268	28,470
XPO Logistics, Inc.[1,3]	62	6,211
Yamato Holdings Co. Ltc.	400	11,787
Total Transportation		351,188

Utilities—4.5%
AGL Energy Ltd.	444	7,375
Aguas Andinas SA, Class A	11,538	6,322
Centrica PLC	10,584	22,029
China Power International Development Ltd.	20,000	4,614
China Resources Gas Group Ltd.	1,204	5,218
Chugoku Electric Power Co., Inc. (The)	700	9,050
Colbun SA	9,308	1,930
CPFL Energia SA	761	4,286
Datang International Power Generation Co. Ltc., Class H1	8,000	2,447
E.ON SE	2,224	23,770
EDP—Energias de Portugal SA	5,161	20,487
Electricite de France SA	2,559	35,196
Endesa SA3	842	18,575
Enel Americas SA	27,373	4,822
Enel Chile SA	23,953	2,373
Enel Generacion Chile SA	2,995	2,017
Utilities (Continued)
Enel SpA	7,077	$39,306
Engie SA	2,582	39,582
ENN Energy Holdings Ltd.	627	6,166
Exelon Corp.	488	20,789
FirstEnergy Corp.	316	11,348
Fortum OYJ	507	12,099
GAIL India Ltd.	1,141	5,666
Gas Natural SDG SA	709	18,774
HK Electric Investments & HK Electric Investments Ltd.[2]	16,072	15,323
Huadian Power International Corp. Ltd., Class H	8,000	3,161
Innogy SE2	591	25,317
Kansai Electric Power Co., Inc. (The)	1,100	16,048
Korea Electric Power Corp.	839	24,090
Korea Gas Corp.[1]	235	13,537
Manila Electric Co.	443	2,952
Orsted A/S2	95	5,746
PG&E Corp.	259	11,023
PGE Polska Grupa Energetyczna SA1	1,184	2,954
Power Grid Corp of India Ltd.	1,642	4,478
RWE AG	903	20,585
SSE PLC	1,649	29,500
Tohoku Electric Power Co., Inc.	900	10,994
Tokyo Electric Power Co. Holdings, Inc.[1]	4,800	22,361
Tokyo Gas Co. Ltc.	252	6,690
Uniper SE	1,167	34,799
Veolia Environnement SA	931	19,924
Vistra Energy Corp.[1]	254	6,010
Total Utilities		599,733

Total Common Stocks (Cost $12,623,014)		13,090,026

PREFERRED STOCKS—0.9%
Automobiles & Components—0.6%
Volkswagen AG, 2.75%	496	82,360

Banks—0.2%
Grupo Aval Acciones y Valores SA, 4.70%	40,346	16,897

Capital Goods—0.0%[6]
Rolls-Royce Holdings PLC, Class C15	102,987	136

72     OPPENHEIMER ETF TRUST

	Shares	Value
Technology Hardware & Equipment—0.1%
Samsung Electronics Co. Ltc., 2.41%	283	$9,560
Utilities—0.0%[6]
Centrais Eletricas Brasileiras SA, Class B1	1,012	3,564
Total Preferred Stocks (Cost $110,585)		112,517
RIGHT—0.0%[6]
Capital Goods—0.0%[6]
ACS Actividades de Construccion y Servicios SA, expiring 7/12/18 (Cost $498)[1]	457	471
Investment of Cash Collateral for Securities Loaned—0.5%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[7] (Cost $71,284)	71,284	71,284
Total Investments—100.3% (Cost $12,805,381)		13,274,298
Liabilities in Excess of Other Assets—(0.3)%		(36,950)
Net Assets—100.0%		$13,237,348

LP – Limited Partnership

PCL – Public Company Limited

PLC – Public Limited Company

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $125,626 or 0.95% of the Fund’s net assets at period end.

3. All or a portion of the security was on loan. The aggregate value of the securities on loan was $244,335; total value of the collateral held by the Fund was $251,420. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $180,136 (Note 4).

4. American Depositary Receipt.

5. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

6. Less than 0.05%

7. Rate shown represents annualized 7-day yield as of June 30, 2018.

Geographical Holdings

Country	Value	% of Net Assets
United States	$4,468,123	33.8%
Japan	1,871,434	14.1
Germany	747,156	5.6
France	695,352	5.3
United Kingdom	682,814	5.2
China	667,484	5.0
South Korea	557,031	4.2
Canada	353,853	2.7
Netherlands	313,570	2.4
Switzerland	301,006	2.3
Taiwan	268,192	2.0
India	237,326	1.8
Russia	199,119	1.5
Australia	197,886	1.5
Spain	187,141	1.4
Brazil	172,722	1.3
Italy	152,281	1.1
Hong Kong	150,196	1.1
Sweden	89,121	0.7
Mexico	81,464	0.6
South Africa	78,840	0.6
Thailand	75,823	0.6
Singapore	64,040	0.5
Belgium	53,715	0.4
Denmark	52,186	0.4
Turkey	51,917	0.4
Norway	49,242	0.4
Malaysia	46,696	0.3
Chile	41,541	0.3
Indonesia	40,294	0.3
Finland	36,677	0.3
Luxembourg	36,097	0.3
Poland	34,518	0.3
Ireland	32,319	0.2
Philippines	26,427	0.2
Austria	24,955	0.2
Israel	20,560	0.2
Portugal	20,487	0.2
Colombia	16,897	0.1
United Arab Emirates	16,492	0.1
Qatar	13,287	0.1
Bermuda	10,161	0.1
Greece	7,762	0.1
Hungary	7,642	0.1
Czech Republic	6,301	0.0	[1]
New Zealand	5,928	0.0	[1]
Peru	5,812	0.0	[1]
Pakistan	2,237	0.0	[1]
Egypt	2,174	0.0	[1]
Total Investments	13,274,298	100.3
Liabilities in Excess of Other Assets	(36,950)	(0.3)
Net Assets	$13,237,348	100.0

1. Less than 0.05%

The accompanying notes are an integral part of these financial statements.

73     OPPENHEIMER ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2018

	Oppenheimer S&P 500 Revenue ETF	Oppenheimer S&P MidCap 400 Revenue ETF	Oppenheimer S&P SmallCap 600 Revenue ETF	Oppenheimer S&P Financials Revenue ETF
Assets:
Investments at value (including securities on loan) (Note 3)[1]	$918,130,343	$386,453,439	$543,388,488	$54,505,662
Cash	6,603	—	112,401	—
Receivables and other assets:
Dividends	850,627	267,809	431,133	35,688
Investment securities sold	558,829	495,824	7,352,919	—
Securities lending income, net (Note 4)	2,805	16,657	110,295	20
Total Assets	919,549,207	387,233,729	551,395,236	54,541,370

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)[2]	1,226,057	8,008,341	34,967,438	—
Due to custodian	—	390	—	—
Investment securities purchased	524,541	490,207	3,701,159	—
Capital shares redeemed	—	—	3,660,429	—
Management fees (Note 9)	304,674	124,025	168,787	20,839
Total Liabilities	2,055,272	8,622,963	42,497,813	20,839

Net Assets	$917,493,935	$378,610,766	$508,897,423	$54,520,531

Composition of Net Assets:
Paid-in capital	$828,789,280	$346,147,848	$481,230,388	$49,482,441
Accumulated undistributed net investment income	654,138	236,654	514,180	26,174
Accumulated undistributed net realized loss on investments	(11,488,531)	(15,866,215)	(28,045,352)	(318,717)
Net unrealized appreciation on investments	99,539,048	48,092,479	55,198,207	5,330,633

Net Assets	$917,493,935	$378,610,766	$508,897,423	$54,520,531
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	18,101,400	6,201,400	6,951,400	850,000
Net asset value, offering and redemption price per share	$50.69	$61.05	$73.21	$64.14
Investments at cost	$818,591,295	$338,360,960	$488,190,281	$49,175,029
1 Includes value of securities on loan:	$30,446,022	$90,402,209	$152,513,404	$93,156
2 Non-cash collateral for securities on loan:	$30,001,446	$84,614,310	$122,990,427	$96,007

The accompanying notes are an integral part of these financial statements.

74     OPPENHEIMER ETF TRUST

	Oppenheimer S&P Ultra Dividend Revenue ETF	Oppenheimer Emerging Markets Revenue ETF	Oppenheimer International Revenue ETF	Oppenheimer Global Revenue ETF
Assets:
Investments at value (including securities on loan) (Note 3)[1]	$628,134,605	$12,626,949	$13,143,611	$13,274,298
Foreign currency at value	—	6,350	—	20,297
Receivables and other assets:
Dividends	1,350,242	52,224	19,593	20,781
Capital shares sold	13,385,597	—	—	—
Investment securities sold	—	—	14,786	9,092
Securities lending income, net (Note 4)	50,659	27	77	50
Reclaims	—	122	2,976	1,871
Total Assets	642,921,103	12,685,672	13,181,043	13,326,389

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)[2]	18,407,884	12,471	49,859	71,284
Due to custodian	—	860	3,540	12,147
Investment securities purchased	13,346,061	3,684	—	799
Management fees (Note 9)	179,775	4,984	4,679	4,811
Total Liabilities	31,933,720	21,999	58,078	89,041

Net Assets	$610,987,383	$12,663,673	$13,122,965	$13,237,348

Composition of Net Assets:
Paid-in capital	$632,341,456	$13,014,061	$12,858,666	$12,935,885
Accumulated undistributed net investment income	1,472,546	121,900	28,020	25,456
Accumulated undistributed net realized loss on investments and foreign currency transactions	(40,951,041)	(58,387)	(140,010)	(192,916)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	18,124,422	(413,901)	376,289	468,923

Net Assets	$610,987,383	$12,663,673	$13,122,965	$13,237,348
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	16,000,000	500,000	500,000	500,000
Net asset value, offering and redemption price per share	$38.19	$25.33	$26.25	$26.47
Investments at cost	$610,010,183	$13,040,501	$12,767,166	$12,805,381
Foreign currency at cost	—	6,359	—	20,155
1 Includes value of securities on loan:	$88,952,643	$118,920	$47,568	$244,335
2 Non-cash collateral for securities on loan:	$73,802,691	$108,468	$—	$180,136

The accompanying notes are an integral part of these financial statements.

75     OPPENHEIMER ETF TRUST

STATEMENTS OF OPERATIONS Year Ended June 30, 2018

	Oppenheimer S&P 500 Revenue ETF	Oppenheimer S&P MidCap 400 Revenue ETF	Oppenheimer S&P SmallCap 600 Revenue ETF	Oppenheimer S&P Financials Revenue ETF
Investment Income:
Dividend income	$18,563,486	$5,027,634	$5,807,839	$829,982
Foreign withholding tax	—	(1,065)	(594)	—
Securities lending income, net (Note 4)	41,133	304,099	1,361,061	36
Total Income	18,604,619	5,330,668	7,168,306	830,018

Expenses:
Management fees (Note 9)	3,304,347	1,417,077	1,994,116	206,331
BNY Fund Services fees	108,420	84,553	83,310	5,518
Professional fees	29,418	18,264	26,218	7,801
Trustees fees	6,313	4,317	6,078	2,369
NYSE Listing fees	1,248	1,249	1,248	1,249
NYSE Calculating Agent expense	743	744	743	743
Other expenses	19,751	8,497	14,262	1,440
Total Expenses	3,470,240	1,534,701	2,125,975	225,451
Less expense waivers and reimbursements (Note 9)	(165,894)	(117,624)	(131,859)	(15,730)
Net Expenses	3,304,346	1,417,077	1,994,116	209,721

Net Investment Income	15,300,273	3,913,591	5,174,190	620,297

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(5,591,395)	(6,818,838)	(9,133,343)	(175,840)
Net realized gain on in-kind redemptions	66,494,898	26,196,058	61,565,915	1,649,917
Payments by affiliates (Note 9)	—	—	432,997	—
Total net realized gain	60,903,503	19,377,220	52,865,569	1,474,077
Net change in unrealized appreciation (depreciation) on investments	8,339,902	8,688,904	358,776	(1,328,352)
Net realized and unrealized gain on investments	69,243,405	28,066,124	53,224,345	145,725
Net Increase in Net Assets Resulting From Operations	$84,543,678	$31,979,715	$58,398,535	$766,022

The accompanying notes are an integral part of these financial statements.

76     OPPENHEIMER ETF TRUST

	Oppenheimer S&P Ultra Dividend Revenue ETF	Oppenheimer Emerging Markets Revenue ETF[1]	Oppenheimer International Revenue ETF[1]	Oppenheimer Global Revenue ETF[1]
Investment Income:
Dividend income	$27,013,244	$365,098	$470,048	$391,318
Non-cash income	—	47,487	25,555	23,521
Foreign withholding tax	—	(43,834)	(53,888)	(35,043)
Securities lending income, net (Note 4)	570,836	292	1,355	990
Total Income	27,584,080	369,043	443,070	380,786

Expenses:
Management fees (Note 9)	2,034,326	60,955	55,311	56,502
BNY Fund Services fees	71,578	8,462	8,431	8,425
Professional fees	18,679	6,514	6,514	6,514
Trustees fees	6,018	1,996	1,996	1,996
NYSE listing fees	1,248	—	—	—
NYSE Calculating Agent expense	743	671	671	671
Other expenses	29,226	1,949	1,949	1,949
Total Expenses	2,161,818	80,547	74,872	76,057
Less expense waivers and reimbursements (Note 9)	(127,492)	(19,592)	(19,561)	(19,556)
Net Expenses	2,034,326	60,955	55,311	56,501

Net Investment Income	25,549,754	308,088	387,759	324,285

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments[2]	(35,109,727)	130,971	(102,047)	(169,113)
Net realized gain on in-kind redemptions	63,596,858	243,788	277,044	372,632
Payments by affiliates (Note 9)	—	—	24,152	20,392
Net realized loss on foreign currency transactions	—	(73,973)	(11,045)	(26,152)
Total net realized gain	28,487,131	300,786	188,104	197,759
Net change in unrealized appreciation (depreciation) on investments	37,354,744	(413,552)	376,445	468,917
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	(349)	(156)	6
Net change in unrealized appreciation (depreciation)	37,354,744	(413,901)	376,289	468,923
Net realized and unrealized gain (loss) on investments	65,841,875	(113,115)	564,393	666,682
Net Increase in Net Assets Resulting From Operations	$91,391,629	$194,973	$952,152	$990,967

1. For the period from July 11, 2017 (commencement of operations) to June 30, 2018.

2. Net of foreign taxes of $—, $3,954, $— and $511 respectively.

The accompanying notes are an integral part of these financial statements.

77     OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oppenheimer S&P 500 Revenue ETF		Oppenheimer S&P MidCap 400 Revenue ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
Operations
Net investment income	$15,300,273	$9,427,147	$3,913,591	$2,643,880
Net realized gain on investments and in-kind redemptions	60,903,503	16,090,592	19,377,220	953,576
Net change in unrealized appreciation (depreciation) on investments	8,339,902	46,205,932	8,688,904	36,243,241
Net increase in net assets resulting from operations	84,543,678	71,723,671	31,979,715	39,840,697

Distributions To Shareholders From:
Net investment income	(17,723,983)	(7,952,583)	(3,676,937)	(2,968,690)

Shareholder Transactions:
Proceeds from shares sold	313,392,923	300,285,997	90,878,997	119,978,743
Cost of shares redeemed	(152,222,803)	(41,231,932)	(70,072,549)	(13,601,246)
Net increase in net assets resulting from shareholder transactions	161,170,120	259,054,065	20,806,448	106,377,497
Increase in net assets	227,989,815	322,825,153	49,109,226	143,249,504

Net Assets:
Beginning of year	689,504,120	366,678,967	329,501,540	186,252,036
End of year	$917,493,935	$689,504,120	$378,610,766	$329,501,540
Undistributed net investment income included in net assets at end of year	$654,138	$3,083,115	$236,654	$—

Changes in Shares Outstanding:
Shares outstanding, beginning of year	14,851,400	9,001,400	5,851,400	3,901,400
Shares sold	6,200,000	6,800,000	1,500,000	2,200,000
Shares redeemed	(2,950,000)	(950,000)	(1,150,000)	(250,000)
Shares outstanding, end of year	18,101,400	14,851,400	6,201,400	5,851,400

The accompanying notes are an integral part of these financial statements.

78     OPPENHEIMER ETF TRUST

	Oppenheimer S&P SmallCap 600 Revenue ETF		Oppenheimer S&P Financials Revenue ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
Operations
Net investment income	$5,174,190	$3,676,921	$620,297	$338,735
Net realized gain on investments and in-kind redemptions	52,865,569	12,305,416	1,474,077	1,246,776
Net change in unrealized appreciation (depreciation) on investments	358,776	46,935,829	(1,328,352)	5,411,247
Net increase in net assets resulting from operations	58,398,535	62,918,166	766,022	6,996,758

Distributions To Shareholders From:
Net investment income	(5,715,052)	(2,898,715)	(685,442)	(316,657)

Shareholder Transactions:
Proceeds from shares sold	83,311,618	259,063,313	31,019,019	11,915,035
Cost of shares redeemed	(181,849,009)	(61,752,661)	(10,277,825)	(5,420,264)
Net increase (decrease) in net assets resulting from shareholder transactions	(98,537,391)	197,310,652	20,741,194	6,494,771
Increase (Decrease) in net assets	(45,853,908)	257,330,103	20,821,774	13,174,872

Net Assets:
Beginning of year	554,751,331	297,421,228	33,698,757	20,523,885
End of year	$508,897,423	$554,751,331	$54,520,531	$33,698,757
Undistributed net investment income included in net assets at end of year	$514,180	$1,057,352	$26,174	$91,319

Changes in Shares Outstanding:
Shares outstanding, beginning of year	8,401,400	5,401,400	550,000	450,000
Shares sold	1,150,000	3,950,000	450,000	200,000
Shares redeemed	(2,600,000)	(950,000)	(150,000)	(100,000)
Shares outstanding, end of year	6,951,400	8,401,400	850,000	550,000

The accompanying notes are an integral part of these financial statements.

79     OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS Continued

	Oppenheimer S&P Ultra Dividend Revenue ETF		Oppenheimer Emerging Markets Revenue ETF	Oppenheimer International Revenue ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	For the Period July 11, 2017[1] to June 30, 2018	For the Period July 11, 2017[1] to June 30, 2018
Operations:
Net investment income	$25,549,754	$14,968,368	$308,088	$387,759
Net realized gain on investments, in-kind redemptions and foreign currency transactions	28,487,131	27,291,631	300,786	188,104
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	37,354,744	(25,153,831)	(413,901)	376,289
Net increase in net assets resulting from operations	91,391,629	17,106,168	194,973	952,152

Distributions To Shareholders From:
Net investment income	(29,379,796)	(10,429,096)	(179,845)	(358,426)
Realized gains	—	(191,360)	(38,805)	—
Total distributions to shareholders	(29,379,796)	(10,620,456)	(218,650)	(358,426)

Shareholder Transactions:
Proceeds from shares sold	439,228,941	834,239,866	20,892,428	20,634,014
Cost of shares redeemed	(400,883,719)	(440,424,864)	(8,205,078)	(8,104,775)
Net increase in net assets resulting from shareholder transactions	38,345,222	393,815,002	12,687,350	12,529,239
Increase in net assets	100,357,055	400,300,714	12,663,673	13,122,965

Net Assets:
Beginning of period/year	510,630,328	110,329,614	—	—
End of period/year	$610,987,383	$510,630,328	$12,663,673	$13,122,965
Undistributed net investment income included in net assets at end of period/year	$1,472,546	$5,302,588	$121,900	$28,020

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	15,100,000	3,500,000	—	—
Shares sold	12,150,000	24,400,000	800,000	800,000
Shares redeemed	(11,250,000)	(12,800,000)	(300,000)	(300,000)
Shares outstanding, end of period/year	16,000,000	15,100,000	500,000	500,000

1. Commencement of operations.

The accompanying notes are an integral part of these financial statements.

80     OPPENHEIMER ETF TRUST

Oppenheimer Global Revenue ETF
For the Period July 11, 2017[1] to June 30, 2018
Operations
Net investment income	$324,285
Net realized gain on investments, in-kind redemptions and foreign currency transactions	197,759
Net change in unrealized appreciation on investments and foreign currency translations	468,923
Net increase in net assets resulting from operations	990,967

Distributions To Shareholders From:
Net investment income	(278,541)

Shareholder Transactions:
Proceeds from shares sold	23,265,502
Cost of shares redeemed	(10,740,580)
Net increase in net assets resulting from shareholder transactions	12,524,922
Increase in net assets	13,237,348

Net Assets:
Beginning of period	—
End of period	$13,237,348
Undistributed net investment income included in net assets at end of period	$25,456

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	900,000
Shares redeemed	(400,000)
Shares outstanding, end of period	500,000

1. Commencement of operations.

The accompanying notes are an integral part of these financial statements.

81     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year presented.

	Year Ended June 30,
Oppenheimer S&P 500 Revenue ETF	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value, beginning of year	$46.43	$40.74	$40.91	$38.56	$31.38
Net investment income[1]	0.90	0.83	0.76	0.68	0.59
Net realized and unrealized gain (loss) on investments	4.41	5.60	(0.14)	2.35	7.13
Total gain from investment operations	5.31	6.43	0.62	3.03	7.72

Less Distributions from:
Net investment income	(1.05)	(0.74)	(0.76)	(0.64)	(0.54)
Realized gains	—	—	(0.03)	(0.04)	—
Total distributions	(1.05)	(0.74)	(0.79)	(0.68)	(0.54)
Net asset value, end of year	$50.69	$46.43	$40.74	$40.91	$38.56

Total Return at Net Asset Value[2]	11.49%	15.96%	1.55%	7.91%	24.84%

Total Return at Market Value[2]	11.46%	15.98%	1.61%	7.85%	25.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$917,494	$689,504	$366,679	$343,682	$242,970
Average Net Assets (000’s omitted)	847,268	499,579	331,701	296,609	201,920
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%	0.42%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	0.41%	0.52%	0.62%	0.61%	0.68%
Net investment income, net of waivers and reimbursements	1.81%	1.89%	1.92%	1.70%	1.66%
Portfolio turnover rate[3]	14.96%	15.22%	14.13%	18.79%	11.98%

1. Based on average daily shares outstanding.

2. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

3. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

82     OPPENHEIMER ETF TRUST

For a share outstanding throughout each year presented.

	Year Ended June 30,
Oppenheimer S&P MidCap 400 Revenue ETF	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value, beginning of year	$56.31	$47.74	$49.39	$47.75	$38.00
Net investment income[1]	0.63	0.56	0.44	0.41	0.34
Net realized and unrealized gain (loss) on investments	4.70	8.68	(1.63)	1.79	9.97
Total gain (loss) from investment operations	5.33	9.24	(1.19)	2.20	10.31

Less Distributions from:
Net investment income	(0.59)	(0.67)	(0.46)	(0.39)	(0.34)
Realized gains	—	—	—	(0.17)	(0.22)
Total distributions	(0.59)	(0.67)	(0.46)	(0.56)	(0.56)
Net asset value, end of year	$61.05	$56.31	$47.74	$49.39	$47.75

Total Return at Net Asset Value[2]	9.48%	19.46%	(2.39)%	4.63%	27.28%

Total Return at Market Value[2]	9.40%	19.45%	(2.38)%	5.05%	27.14%

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$378,611	$329,502	$186,252	$242,092	$205,404
Average Net Assets (000’s omitted)	363,353	250,624	210,021	223,753	167,424
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%	0.43%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers and reimbursements	0.42%	0.56%	0.72%	0.68%	0.73%
Net investment income, net of waivers and reimbursements	1.08%	1.05%	0.94%	0.84%	0.78%
Portfolio turnover rate[3]	33.78%	46.40%	22.23%	13.93%	24.19%

1. Based on average daily shares outstanding.

2. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

3. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

83     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS Continued

For a share outstanding throughout each year presented.

	Year Ended June 30,
Oppenheimer S&P SmallCap 600 Revenue ETF	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value, beginning of year	$66.03	$55.06	$58.05	$56.25	$43.82
Net investment income[1]	0.69	0.55	0.36	0.39	0.26
Net realized and unrealized gain (loss) on investments	7.24	10.85	(2.97)	1.89	12.81
Total gain (loss) from investment operations	7.93	11.40	(2.61)	2.28	13.07

Less Distributions from:
Net investment income	(0.75)	(0.43)	(0.38)	(0.38)	(0.52)
Realized gains	—	—	—	(0.10)	(0.12)
Total distributions	(0.75)	(0.43)	(0.38)	(0.48)	(0.64)
Net asset value, end of year	$73.21	$66.03	$55.06	$58.05	$56.25

Total Return at Net Asset Value[2]	12.07%	20.75%	(4.46)%	4.06%	30.03%

Total Return at Market Value[2]	12.10%	20.76%	(4.51)%	4.24%	30.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$508,897	$554,751	$297,421	$374,516	$292,584
Average Net Assets (000’s omitted)	511,312	427,452	317,271	322,714	232,088
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%	0.43%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers and reimbursements	0.42%	0.54%	0.68%	0.67%	0.72%
Net investment income, net of waivers and reimbursements	1.01%	0.86%	0.68%	0.69%	0.51%
Portfolio turnover rate[3]	38.28%	46.33%	44.07%	21.21%	10.69%

1. Based on average daily shares outstanding.

2. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

3. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

84     OPPENHEIMER ETF TRUST

For a share outstanding throughout the year presented.

	Year Ended June 30,
Oppenheimer S&P Financials Revenue ETF	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value, beginning of year	$61.27	$45.61	$50.02	$46.54	$39.35
Net investment income[1]	0.90	0.70	0.66	0.54	0.45
Net realized and unrealized gain (loss) on investments	2.95	15.65	(4.38)	3.44	7.17
Total gain (loss) from investment operations	3.85	16.35	(3.72)	3.98	7.62

Less Distributions from:
Net investment income	(0.98)	(0.69)	(0.69)	(0.50)	(0.43)
Net asset value, end of year	$64.14	$61.27	$45.61	$50.02	$46.54

Total Return at Net Asset Value[2]	6.24%	36.14%	(7.49)%	8.57%	19.44%

Total Return at Market Value[2]	6.27%	36.20%	(7.58)%	8.66%	19.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$54,521	$33,699	$20,524	$32,513	$32,577
Average Net Assets (000’s omitted)	45,851	26,491	25,009	33,925	31,390
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.46%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	0.49%	0.81%	0.91%	0.77%	0.80%
Net investment income, net of waivers and reimbursements	1.35%	1.28%	1.40%	1.11%	1.03%
Portfolio turnover rate[3]	7.97%	17.70%	20.42%	12.79%	13.27%

1. Based on average daily shares outstanding.

2. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

3. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

85     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS Continued

For a share outstanding throughout each period/year presented.

	Year Ended June 30,
Oppenheimer S&P Ultra Dividend Revenue ETF	2018	2017	2016	2015	For the Period October 1, 2013[1] Through June 30, 2014
Per Share Operating Performance:
Net asset value, beginning of period/year	$33.82	$31.52	$28.81	$28.72	$24.87
Net investment income[2]	1.73	1.50	1.21	1.20	0.91
Net realized and unrealized gain on investments	4.56	1.96	2.66	0.03 [3]	3.39
Total gain from investment operations	6.29	3.46	3.87	1.23	4.30

Less Distributions from:
Net investment income	(1.92)	(1.14)	(1.16)	(1.11)	(0.45)
Realized gains	—	(0.02)	—	(0.03)	—
Total distributions	(1.92)	(1.16)	(1.16)	(1.14)	(0.45)
Net asset value, end of period/year	$38.19	$33.82	$31.52	$28.81	$28.72

Total Return at Net Asset Value[4]	19.13%	11.10%	13.91%	4.30%	17.46%

Total Return at Market Value[4]	19.12%	11.18%	13.90%	4.19%	17.58%

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$610,987	$510,630	$110,330	$66,254	$22,976
Average Net Assets (000’s omitted)	521,622	333,853	67,190	47,799	10,504
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%	0.41%	0.49%	0.49%	0.49%[5]
Expenses, prior to expense waivers and reimbursements	0.41%	0.52%	0.75%	0.72%	1.18%[5]
Net investment income, net of waivers and reimbursements	4.90%	4.48%	4.19%	4.06%	4.57%[5]
Portfolio turnover rate[6]	74.45%	80.57%	208.25%	51.83%	37.43%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and repurchase of creation unit Fund shares in relation to income earned and/or fluctuating value of the investments of the Fund.

4. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5. Annualized for periods less than one full year.

6. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

86     OPPENHEIMER ETF TRUST

For a share outstanding throughout each period presented.

Oppenheimer Emerging Markets Revenue ETF	For the Period July 11, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.62
Net realized and unrealized gain on investments	0.15
Total gain from investment operations	0.77

Less Distributions from:
Net investment income	(0.36)
Realized gains	(0.08)
Total distributions	(0.44)
Net asset value, end of period	$25.33

Total Return at Net Asset Value[3]	2.95%

Total Return at Market Value[3]	3.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$12,664
Average Net Assets (000’s omitted)	13,702
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.46%[4]
Expenses, prior to expense waivers and reimbursements	0.61%[4]
Net investment income, net of waivers and reimbursements	2.32%[4]
Portfolio turnover rate[5]	85.00%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

87     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS Continued

For a share outstanding throughout the period presented.

Oppenheimer International Revenue ETF	For the Period July 11, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.78
Net realized and unrealized gain on investments	1.19
Total gain from investment operations	1.97

Less Distributions from:
Net investment income	(0.72)
Net asset value, end of period	$26.25

Total Return at Net Asset Value[3]	7.83%

Total Return at Market Value[3]	7.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$13,123
Average Net Assets (000’s omitted)	13,617
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.42%[4]
Expenses, prior to expense waivers and reimbursements	0.57%[4]
Net investment income, net of waivers and reimbursements	2.94%[4]
Portfolio turnover rate[5]	28.56%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

88     OPPENHEIMER ETF TRUST

For a share outstanding throughout each period presented.

Oppenheimer Global Revenue ETF	For the Period July 11, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.65
Net realized and unrealized gain on investments	1.38
Total gain from investment operations	2.03

Less Distributions from:
Net investment income	(0.56)
Net asset value, end of period	$26.47

Total Return at Net Asset Value[3]	8.10%

Total Return at Market Value[3]	7.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$13,237
Average Net Assets (000’s omitted)	13,587
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.43%[4]
Expenses, prior to expense waivers and reimbursements	0.58%[4]
Net investment income, net of waivers and reimbursements	2.47%[4]
Portfolio turnover rate[5]	64.33%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one period is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

4. Annualized for periods less than one full period.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

89     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 2018

1. Organization

Oppenheimer ETF Trust (formerly known as Oppenheimer Revenue Weighted ETF Trust) (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eighteen funds. Oppenheimer S&P 500 Revenue ETF, Oppenheimer S&P MidCap 400 Revenue ETF, Oppenheimer S&P SmallCap 600 Revenue ETF, Oppenheimer S&P Financials Revenue ETF, Oppenheimer S&P Ultra Dividend Revenue ETF, Oppenheimer Emerging Markets Revenue ETF, Oppenheimer International Revenue ETF and Oppenheimer Global Revenue ETF are each a series of the Trust (the “Funds”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services Investment Companies. Oppenheimer S&P 500 Revenue ETF (formerly “Oppenheimer Large Cap Revenue ETF”), Oppenheimer S&P MidCap 400 Revenue ETF (formerly “Oppenheimer Mid Cap Revenue ETF”), Oppenheimer S&P SmallCap 600 Revenue ETF (formerly “Oppenheimer Small Cap Revenue ETF”), Oppenheimer Emerging Markets Revenue ETF, Oppenheimer International Revenue ETF and Oppenheimer Global Revenue ETF are diversified funds under the Act. Oppenheimer S&P Financials Revenue ETF (formerly “Oppenheimer Financials Sector Revenue ETF”) and Oppenheimer S&P Ultra Dividend Revenue ETF (formerly “Oppenheimer Ultra Dividend Revenue ETF”) are not diversified. Each Fund’s investment objective is to provide investment results that correspond generally, before fees and expenses, to the performance of the Fund’s corresponding underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”). The Trust’s investment adviser is OFI Advisors, LLC (“OFI” or the “Adviser”) (Prior to October 27, 2017, the Adviser’s name was VTL Associates, LLC).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close as described in Note 3.
(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

90   OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of the Funds’ distributions made to shareholders prior to the Funds’ fiscal year end may ultimately be categorized as a tax return of capital. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Expenses. Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Return of Capital Estimates. Distributions received from the Trust’s investments in Real Estate Investments Trusts (“REITs”) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time

91   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (Continued)

such distributions are received. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

Custodian Fees. “BNY Fund Services fees” in the Statements of Operations reflect Custodian Fees of the Funds prior to the implementation of the Unitary Fee, as defined in Note 9. BNY Fund Services fees may include interest expense incurred by the Funds on any cash overdrafts of their custodian accounts during the period, if applicable. Effective with the implementation of the Unitary Fee, any expenses related to overdrafts, if applicable, will be reflected as unique line items on the Statements of Operations.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Federal Taxes. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends. The Funds have analyzed their tax positions for the fiscal year ended June 30, 2018, including open tax years, and do not believe there are any uncertain tax positions requiring recognition in the Funds’ financial statements.

92   OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

The tax components of capital shown in the following table represent distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Fund	Undistributed Net Investment Income	Undistributed Long-Term Gain	Capital Loss Carryforwards	Post-October Capital Losses[4]	Net Unrealized Appreciation (Depreciation) Based on cost of Securities and Other Investments for Federal Income Tax Purposes
Oppenheimer S&P 500 Revenue ETF	$648,470	$—	$(853,462)[1]	$—	$88,909,647
Oppenheimer S&P MidCap 400 Revenue ETF	236,654	—	(10,951,065)	—	43,177,329
Oppenheimer S&P SmallCap 600 Revenue ETF	511,062	—	(12,368,511)[2]	—	39,524,484
Oppenheimer S&P Financials Revenue ETF	26,174	—	(624)[3]	—	5,012,540
Oppenheimer S&P Ultra Dividend Revenue ETF	1,472,546	—	(24,651,999)	—	1,825,380
Oppenheimer Emerging Markets Revenue ETF	154,057	—	—	—	(504,445)
Oppenheimer International Revenue ETF	38,646	—	—	—	225,653
Oppenheimer Global Revenue ETF	29,692	—	—	—	271,771

1. During the year ended June 30, 2018, the Fund utilized $497,607 of capital loss carryforwards to offset realized gains.

2. During the year ended June 30, 2018, the Fund utilized $1,008,419 of capital loss carryforwards to offset realized gains.

3. During the year ended June 30, 2018, the Fund utilized $36,668 of capital loss carryforwards to offset realized gains.

4. At period end, the Funds elected to treat all, or a portion of, post-October losses as arising on the first day of the following taxable year.

93   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Continued

2. Significant Accounting Policies (Continued)

At June 30, 2018, the Funds have capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Fund	Capital Loss Available Through 2019	Short Term Post-Effective No Expiration	Long Term Post-Effective No Expiration	Total
Oppenheimer S&P 500 Revenue ETF	$—	$—	$853,462	$853,462
Oppenheimer S&P MidCap 400 Revenue ETF	—	5,796,353	5,154,712	10,951,065
Oppenheimer S&P SmallCap 600 Revenue ETF	—	—	12,368,511	12,368,511
Oppenheimer S&P Financials Revenue ETF	624	—	—	624
Oppenheimer S&P Ultra Dividend Revenue ETF	—	22,000,141	2,651,858	24,651,999
Oppenheimer Emerging Markets Revenue ETF	—	—	—	—
Oppenheimer International Revenue ETF	—	—	—	—
Oppenheimer Global Revenue ETF	—	—	—	—

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in these financial statements in accordance with U.S. GAAP. Also, due to timing of dividend and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

Accordingly, the following amounts have been reclassified for the reporting periods. Net assets of each Fund were unaffected by the reclassifications.

Fund	Increase (Decrease) to Accumulated Net Investment Income	Increase (Decrease) to Accumulated Undistributed Net Realized Gain on Investments	Increase (Decrease) to Paid-in-Capital
Oppenheimer S&P 500 Revenue ETF	$(5,267)	$(65,066,164)	$65,071,431
Oppenheimer S&P MidCap 400 Revenue ETF	—	(25,242,102)	25,242,102
Oppenheimer S&P SmallCap 600 Revenue ETF	(2,310)	(55,114,522)	55,116,832
Oppenheimer S&P Financials Revenue ETF	—	(1,644,921)	1,644,921
Oppenheimer S&P Ultra Dividend Revenue ETF	—	(55,168,007)	55,168,007
Oppenheimer Emerging Markets Revenue ETF	(6,343)	(320,368)	326,711
Oppenheimer International Revenue ETF	(1,313)	(328,114)	329,427
Oppenheimer Global Revenue ETF	(20,288)	(390,675)	410,963

94   OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

The tax character of distributions paid during the reporting periods:

	Period/Year Ended June 30, 2018			Year Ended June 30, 2017
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer S&P 500 Revenue ETF	$17,723,983	$—	$17,723,983	$7,952,583	$—	$7,952,583
Oppenheimer S&P MidCap 400 Revenue ETF	3,676,937	—	3,676,937	2,968,690	—	2,968,690
Oppenheimer S&P SmallCap 600 Revenue ETF	5,715,052	—	5,715,052	2,898,715	—	2,898,715
Oppenheimer S&P Financials Revenue ETF	685,442	—	685,442	316,657	—	316,657
Oppenheimer S&P Ultra Dividend Revenue ETF	29,379,796	—	29,379,796	10,429,140	191,316	10,620,456
Oppenheimer Emerging Markets Revenue ETF	218,650	—	218,650	—	—	—
Oppenheimer International Revenue ETF	358,426	—	358,426	—	—	—
Oppenheimer Global Revenue ETF	278,541	—	278,541	—	—	—

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period/year end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses on wash sales.

Fund	Federal Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer S&P 500 Revenue ETF	$829,220,696	$130,437,043	$(41,527,396)	$88,909,647
Oppenheimer S&P MidCap 400 Revenue ETF	343,276,110	61,902,502	(18,725,173)	43,177,329
Oppenheimer S&P SmallCap 600 Revenue ETF	503,864,004	90,772,394	(51,247,910)	39,524,484
Oppenheimer S&P Financials Revenue ETF	49,493,122	6,074,089	(1,061,549)	5,012,540
Oppenheimer S&P Ultra Dividend Revenue ETF	626,309,225	47,000,792	(45,175,412)	1,825,380
Oppenheimer Emerging Markets Revenue ETF	13,131,045	843,959	(1,348,404)	(504,445)
Oppenheimer International Revenue ETF	12,917,802	1,013,182	(787,529)	225,653
Oppenheimer Global Revenue ETF	13,002,533	1,173,349	(901,578)	271,771

95   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Continued

2. Significant Accounting Policies (Continued)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting periods. Actual results could differ from those estimates.

3. Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

The authoritative guidance for fair value measurements and disclosures, ASC Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilize various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

96   OPPENHEIMER ETF TRUST

3. Securities Valuation (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2018 in valuing the Funds’ assets carried at fair value:

	(Level 1)				(Level 2)			(Level 3)
Fund	Common Stocks	Preferred Stocks	Rights	Money Market Funds	Common Stocks	Preferred Stocks	Rights	Common Stocks	Preferred Stocks	Total
Oppenheimer S&P 500 Revenue ETF	$916,018,801	$—	$—	$2,111,542	$—	$—	$—	$—	$—	$918,130,343
Oppenheimer S&P MidCap 400 Revenue ETF	378,175,689	—	—	8,277,750	—	—	—	—	—	386,453,439
Oppenheimer S&P SmallCap 600 Revenue ETF	507,880,664	—	—	35,507,824	—	—	—	—	—	543,388,488
Oppenheimer S&P Financials Revenue ETF	54,449,746	—	—	55,916	—	—	—	—	—	54,505,662
Oppenheimer S&P Ultra Dividend Revenue ETF	609,154,696	—	—	18,979,909	—	—	—	—	—	628,134,605
Oppenheimer Emerging Markets Revenue ETF	12,300,338	283,060	—	16,756	—	—	—	26,795	—	12,626,949
Oppenheimer International Revenue ETF	12,974,201	108,642	900	59,457	—	—	126	—	285	13,143,611
Oppenheimer Global Revenue ETF	13,080,768	112,381	471	71,284	—	—	—	9,258	136	13,274,298

At June 30, 2018, the Funds did not hold any Level 3 securities except for Emerging Markets Revenue ETF, International Revenue ETF and Global Revenue ETF. Please refer to each Fund’s Schedule of Investments for additional detailed categorizations.

Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period.

For the period/year ended June 30, 2018, there were no transfers between levels.

97   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Continued

4. Securities Lending

Each Fund may lend portfolio securities up to one-third of a Fund’s total assets to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned and unrealized gain or loss on the securities loaned is accounted for in the same manner as the income and gain or loss on other securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The values of loaned securities and related collateral outstanding at June 30, 2018 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2018, the cash collateral was invested in a government money market mutual fund and the non-cash collateral consisted of U.S. Treasury Bills, Notes, and Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of June 30, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer S&P 500 Revenue ETF
Money Market Mutual Fund	$1,226,057	$—	$—	$—	$1,226,057
U.S. Government Securities	—	25,692	362,432	29,613,322	30,001,446
Total	$1,226,057	$25,692	$362,432	$29,613,322	$31,227,503
Oppenheimer S&P MidCap 400 Revenue ETF
Money Market Mutual Fund	$8,008,341	$—	$—	$—	$8,008,341
U.S. Government Securities	—	133,006	2,836,989	81,644,315	84,614,310
Total	$8,008,341	$133,006	$2,836,989	$81,644,315	$92,622,651
Oppenheimer S&P SmallCap 600 Revenue ETF
Money Market Mutual Fund	$34,967,438	$—	$—	$—	$34,967,438
U.S. Government Securities	—	480,869	5,511,210	116,998,348	122,990,427
Total	$34,967,438	$480,869	$5,511,210	$116,998,348	$157,957,865
Oppenheimer S&P Financials Revenue ETF
Money Market Mutual Fund	$—	$—	$—	$—	$—
U.S. Government Securities	—	—	895	95,112	96,007
Total	$—	$—	$895	$95,112	$96,007

98   OPPENHEIMER ETF TRUST

4. Securities Lending (Continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer S&P Ultra Dividend Revenue ETF
Money Market Mutual Fund	$18,407,884	$—	$—	$—	$18,407,884
U.S. Government Securities	—	8,545	326,989	73,467,157	73,802,691
Total	$18,407,884	$8,545	$326,989	$73,467,157	$92,210,575
Oppenheimer Emerging Markets Revenue ETF
Money Market Mutual Fund	$12,471	$—	$—	$—	$12,471
U.S. Government Securities	—	—	848	107,620	108,468
Total	$12,471	$—	$848	$107,620	$120,939
Oppenheimer International Revenue ETF
Money Market Mutual Fund	$49,859	$—	$—	$—	$49,859
U.S. Government Securities	—	—	—	—	—
Total	$49,859	$—	$—	$—	$49,859
Oppenheimer Global Revenue ETF
Money Market Mutual Fund	$71,284	$—	$—	$—	$71,284
U.S. Government Securities	—	543	5,837	173,756	180,136
Total	$71,284	$543	$5,837	$173,756	$251,420

Master Netting Arrangements. For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Securities Lending Authorization Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Cash Collateral Received*	Gross Amounts Not Offset in the Statement of Assets and Liabilities Non-cash Collateral Received*	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
Oppenheimer S&P 500 Revenue ETF	$30,446,022	$(444,576)	$(30,001,446)	$—	$—	$—	$—
Oppenheimer S&P MidCap 400 Revenue ETF	90,402,209	(5,787,899)	(84,614,310)	—	—	—	—
Oppenheimer S&P SmallCap 600 Revenue ETF	152,513,404	(29,522,977)	(122,990,427)	—	—	—	—
Oppenheimer S&P Financials Revenue ETF	93,156	—	(93,156)	—	—	—	—

99   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Continued

4. Securities Lending (Continued)

	Assets				Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Cash Collateral Received*	Gross Amounts Not Offset in the Statement of Assets and Liabilities Non-cash Collateral Received*	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
Oppenheimer S&P Ultra Dividend Revenue ETF	$88,952,643	$(15,149,952)	$(73,802,691)	$—	$—	$—	$—
Oppenheimer Emerging Markets Revenue ETF	118,920	(10,452)	(108,468)	—	—	—	—
Oppenheimer International Revenue ETF	47,568	(47,568)	—	—	—	—	—
Oppenheimer Global Revenue ETF	244,335	(64,199)	(180,136)	—	—	—	—

* The amount of collateral presented is limited such that the net amount cannot be less than zero.

5. Investments and Risks

Risks of Foreign Investing. The Funds may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Funds to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Funds may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter- relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Funds to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Funds do not price their shares. At times, the Funds may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

100   OPPENHEIMER ETF TRUST

5. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of a Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

     The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

6. Market Risk Factors

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7. Shares of Beneficial Interest

As of June 30, 2018, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund, except Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Global Revenue ETF, and Oppenheimer International Revenue ETF, issues and redeems shares at NAV, only in large blocks consisting of 50,000 shares (“Creation Units”). Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Global Revenue ETF, and Oppenheimer International Revenue ETF issue and redeem shares at NAV in Creation Units consisting of 100,000 shares. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Fund shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant

101   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Continued

7. Shares of Beneficial Interest (Continued)

and, in each case, must have executed a participant agreement with OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”). Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Purchases & Sales of Securities

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and sales and short-term investments) for the period/year ended June 30, 2018, were as follows:

Fund	Purchases	Sales
Oppenheimer S&P 500 Revenue ETF	$126,119,148	$132,036,625
Oppenheimer S&P MidCap 400 Revenue ETF	121,872,523	126,095,192
Oppenheimer S&P SmallCap 600 Revenue ETF	195,822,466	202,437,450
Oppenheimer S&P Financials Revenue ETF	3,611,023	9,991,968
Oppenheimer S&P Ultra Dividend Revenue ETF	390,955,617	393,256,122
Oppenheimer Emerging Markets Revenue ETF	18,409,375	10,999,929
Oppenheimer International Revenue ETF	3,837,526	9,434,290
Oppenheimer Global Revenue ETF	8,567,178	13,310,231

For the period/year ended June 30, 2018, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Oppenheimer S&P 500 Revenue ETF	$312,520,539	$147,140,513
Oppenheimer S&P MidCap 400 Revenue ETF	90,606,559	64,858,950
Oppenheimer S&P SmallCap 600 Revenue ETF	82,793,333	174,381,382
Oppenheimer S&P Financials Revenue ETF	30,948,887	3,915,744
Oppenheimer S&P Ultra Dividend Revenue ETF	435,657,399	397,328,488
Oppenheimer Emerging Markets Revenue ETF	6,631,488	1,395,762
Oppenheimer International Revenue ETF	20,144,768	2,014,252
Oppenheimer Global Revenue ETF	20,186,599	2,910,106

102   OPPENHEIMER ETF TRUST

9. Fees, and Transactions with Affiliates

Management Fees. OFI has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. Under the investment advisory agreement, the Adviser receives an advisory fee paid by the Funds based on the daily net assets of each Fund.

Effective September 30, 2017, the investment advisory agreement between the Adviser and the Trust was amended to reflect a unitary fee structure (the “Unitary Fee”). The Unitary Fee is paid monthly to the Adviser at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Adviser pays the expenses of each Fund other than the following expenses (which will be paid by the Funds): distribution fees or expenses under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, litigation and indemnification expenses and other unusual fees not incurred in the ordinary course of the Funds’ business.

Effective September 30, 2017, the Funds pay the Adviser the following annualized fees:

Fund	Management Fees
Oppenheimer S&P 500 Revenue ETF	0.39%
Oppenheimer S&P MidCap 400 Revenue ETF	0.39%
Oppenheimer S&P SmallCap 600 Revenue ETF	0.39%
Oppenheimer S&P Financials Revenue ETF	0.45%
Oppenheimer S&P Ultra Dividend Revenue ETF	0.39%
Oppenheimer Emerging Markets Revenue ETF	0.46%
Oppenheimer International Revenue ETF	0.42%
Oppenheimer Global Revenue ETF	0.43%

Prior to September 30, 2017, the Funds paid the Adviser the following annualized fees, which were subject to a fee waiver and expense reimbursement, as discussed below:

Fund	Management Fees	Expense Limit
Oppenheimer S&P 500 Revenue ETF	0.39%	0.39%
Oppenheimer S&P MidCap 400 Revenue ETF	0.39%	0.39%
Oppenheimer S&P SmallCap 600 Revenue ETF	0.39%	0.39%
Oppenheimer S&P Financials Revenue ETF	0.45%	0.49%
Oppenheimer S&P Ultra Dividend Revenue ETF	0.39%	0.39%
Oppenheimer Emerging Markets Revenue ETF	0.46%	0.46%
Oppenheimer International Revenue ETF	0.42%	0.42%
Oppenheimer Global Revenue ETF	0.43%	0.43%

Waivers and Reimbursements of Expenses. Prior to September 30, 2017, the Trust and the Adviser were parties to a written fee waiver and expense reimbursement agreement pursuant to which the Adviser agreed to waive all or a portion of its fees and/or reimburse expenses to the extent necessary to keep fund expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs and other non-routine

103   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Continued

9. Fees, and Transactions with Affiliates (Continued)

expenses) for the Funds from exceeding the percentage of each Fund’s daily net assets in the column “Expense Limit” in the above tables. Under this agreement, the Adviser retained the right to seek reimbursement from each Fund of fees previously waived or expenses previously reimbursed to the extent such fees were waived or expenses were reimbursed within three years of such reimbursement (effective for all Funds beginning in October 2015), provided such reimbursement did not cause each Fund to exceed the lower of (a) any applicable fee waiver and expense reimbursement agreement that was in place at the time the fees were waived or expenses were reimbursed or (b) any applicable fee waiver and expense reimbursement agreement in place for the Funds at the time the Funds would make such repayment. At its August 23, 2017 meeting, the Board approved the termination of this agreement, in conjunction with the implementation of the Unitary Fee, effective September 30, 2017.

For the periods ended September 30, 2017, the Adviser waived fees and/or reimbursed expenses for each Fund as follows which under the current fee arrangement would not be subject to recoupment.

Fund:	Expenses Reimbursed:
Oppenheimer S&P 500 Revenue ETF	$344,337	6/30/2016
	546,288	6/30/2017
	165,894	9/30/2017
Total	1,056,519
Oppenheimer S&P MidCap 400 Revenue ETF	281,135	6/30/2016
	336,480	6/30/2017
	117,624	9/30/2017
Total	735,239
Oppenheimer S&P SmallCap 600 Revenue ETF	350,636	6/30/2016
	495,491	6/30/2017
	131,859	9/30/2017
Total	977,986
Oppenheimer S&P Financials Revenue ETF	78,895	6/30/2016
	85,003	6/30/2017
	15,730	9/30/2017
Total	179,628
Oppenheimer S&P Ultra Dividend Revenue ETF	132,110	6/30/2016
	369,998	6/30/2017
	127,492	9/30/2017
Total	629,600
Oppenheimer Emerging Markets Revenue ETF	19,592	9/30/2017
Total	19,592
Oppenheimer International Revenue ETF	19,561	9/30/2017
Total	19,561
Oppenheimer Global Revenue ETF	19,556	9/30/2017
Total	19,556

104   OPPENHEIMER ETF TRUST

9. Fees, and Transactions with Affiliates (Continued)

Administrator, Custodian, Fund Accounting and Transfer Agent Fees. The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distributor Fees. OFDI acts as the Funds’ principal underwriter. The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Trustees’ Fees. Prior to September 30, 2017, the Funds compensated each Trustee who is not an officer or employee of the Adviser. Effective upon its implementation, these fees are included in the Unitary Fee. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

Licensing Fee Agreements. The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

Related Party. The Interested Trustee and Officers of the Funds are also Trustees or Officers of companies affiliated with OFI Global Asset Management, Inc., an affiliated company of the Adviser, OFDI, and the Adviser.

During the reporting period, the Manager voluntarily reimbursed the S&P SmallCap 600 Revenue ETF $432,997 for a loss on a trade executed incorrectly. The payment is reported separately on the Statement of Operations and increased the Fund’s total return by 0.10%.

During the reporting period, the Manager voluntarily reimbursed the International Revenue ETF $24,152 for a loss on a trade executed incorrectly. The payment is reported separately on the Statement of Operations and increased the Fund’s total return by 0.20%.

During the reporting period, the Manager voluntarily reimbursed the Global Revenue ETF $20,392 for a loss on a trade executed incorrectly. The payment is reported separately on the Statement of Operations and increased the Fund’s total return(s) by 0.16%.

105   OPPENHEIMER ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Oppenheimer ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Oppenheimer S&P 500 Revenue ETF, Oppenheimer S&P MidCap 400 Revenue ETF, Oppenheimer S&P SmallCap 600 Revenue ETF, Oppenheimer S&P Financials Revenue ETF, Oppenheimer S&P Ultra Dividend Revenue ETF, Oppenheimer Emerging Markets Revenue ETF, Oppenheimer International Revenue ETF, and Oppenheimer Global Revenue ETF (the “Funds”), each a series of Oppenheimer ETF Trust, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three years in the period then ended for Oppenheimer S&P 500 Revenue ETF, Oppenheimer S&P MidCap 400 Revenue ETF, Oppenheimer S&P SmallCap 600 Revenue ETF, Oppenheimer S&P Financials Revenue ETF, and Oppenheimer S&P Ultra Dividend Revenue ETF, and the related statements of operations, changes in net assets, including the related notes, and the financial highlights for the period July 11, 2017 (commencement of operations) to June 30, 2018, of Oppenheimer Emerging Markets Revenue ETF, Oppenheimer International Revenue ETF, and Oppenheimer Global Revenue ETF (collectively for all Funds referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2018, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the periods ended June 30, 2015, and prior, were audited by other auditors whose report dated August 25, 2015, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Oppenheimer Funds investment companies since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2018

106   OPPENHEIMER ETF TRUST

TRUSTEES AND OFFICERS Unaudited

Independent Trustees
Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
INDEPENDENT TRUSTEES
The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Robert J. Malone, Chairman of the Board of Trustees (since 2016) and Trustee (since 2015) Year of Birth: 1944
Chairman — Colorado Market of MidFirst Bank (since January 2015); Chairman of the Board (2012 – 2016) and Director (August 2005 – January 2016) of Jones International University (educational organization); Trustee of the Gallagher Family Foundation (non-profit organization) (2000 – 2016); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (August 2003 – January 2015); Director of Opera Colorado Foundation (non-profit organization) (2008 – 2012); Director of Colorado UpLIFT (charitable organization) (1986–2010); Director of Jones Knowledge, Inc. (2006 – 2010); Former Chairman of U.S. Bank – Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996 – April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993 – 2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997 – February 2004); Chairman of the Board (1991 – 1994) and Trustee (1985 – 1994) of Regis University; and Chairman of the Board (1990 – 1991) and Member (1984 – 1999) of Young Presidents Organization. Oversees 56 portfolios in the OppenheimerFunds complex. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Andrew J. Donohue, Trustee (since 2017) Year of Birth: 1950
Director, Mutual Fund Directors Forum (since February 2018); Of Counsel, Shearman & Sterling LLP (since September 2017); Chief of Staff of the U.S. Securities and Exchange Commission (regulator) (June 2015 – February 2017); Managing Director and Investment Company General Counsel of Goldman Sachs (investment bank) (November 2012 – May 2015); Partner at Morgan Lewis & Bockius, LLP (law firm) (March 2011 – October 2012); Director of the Division of Investment Management of U.S. Securities and Exchange Commission (regulator) (May 2006 – November 2010); Global General Counsel of Merrill Lynch Investment Managers (investment firm) (May 2003 – May 2006); General Counsel (October 1991 – November 2001) and Executive Vice President (January 1993 – November 2001) of OppenheimerFunds, Inc. (investment firm) (June 1991 – November 2001). Oversees 56 portfolios in the OppenheimerFunds complex. Mr. Donohue has served on the Boards of certain Oppenheimer funds since 2017, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

107   OPPENHEIMER ETF TRUST

TRUSTEES AND OFFICERS Unaudited (Continued)

Independent Trustees
Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
Richard F. Grabish, Trustee (since 2015) Year of Birth: 1948
Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997 – December 2007), Director (March 1987 – December 2007) and Manager of Private Client Services (June 1985 – June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001 – December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987 – March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005 – December 2007). Oversees 56 portfolios in the OppenheimerFunds complex. Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Beverly L. Hamilton, Trustee (since 2015) Year of Birth: 1946
Trustee of Monterey Institute for International Studies (educational organization) (2000 – 2014); Board Member of Middlebury College (educational organization) (December 2005 – June 2011); Director of the Board (1991 – 2016), Vice Chairman of the Board (2006 – 2009) and Chairman of the Board (2010 – 2013) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002 – April 2008); Director (February 2002 – 2005) and Chairman of Trustees (2006 – 2007) of the Community Hospital of Monterey Peninsula; President of ARCO Investment Management Company (February 1991 – April 2000); Member of the investment committees of The Rockefeller Foundation (2001 – 2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994 – January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996 – June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989 – June 2004); Member of the investment committee of Hartford Hospital (2000 – 2003); and Advisor to Unilever (Holland) pension fund (2000 – 2003). Oversees 56 portfolios in the OppenheimerFunds complex. Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

108   OPPENHEIMER ETF TRUST

Victoria J. Herget, Trustee (since 2015) Year of Birth: 1951
Board Chair (2008 – 2015) and Director (2004 – Present) of United Educators (insurance company); Trustee (since 2000) and Chair (2010 – 2017) of Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Independent Director of the First American Funds (mutual fund family) (2003 – 2011); former Managing Director (1993 – 2001), Principal (1985 – 1993), Vice President (1978 – 1985) and Assistant Vice President (1973 – 1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms); Trustee (1992 – 2007), Chair of the Board of Trustees (1999 – 2007), Investment Committee Chair (1994 – 1999) and Investment Committee member (2007 – 2010) of Wellesley College; Trustee, BoardSource (non-profit organization) (2006 – 2009) and Chicago City Day School (K-8 School) (1994 – 2005). Oversees 56 portfolios in the OppenheimerFunds complex. Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Karen L. Stuckey, Trustee (since 2015) Year of Birth: 1953
Member (since May 2015) of Desert Mountain Community Foundation Advisory Board (non-profit organization); Partner (1990 – 2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975 – 1990); Trustee (1992 – 2006); member of Executive, Nominating and Audit Committees and Chair of Finance Committee (1992 – 2006), and Emeritus Trustee (since 2006) of Lehigh University; member, Women’s Investment Management Forum (professional organization) (since inception) and Trustee of Jennies School for Little Children (non-profit) (2011 – 2014). Oversees 56 portfolios in the OppenheimerFunds complex. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

James D. Vaughn, Trustee (since 2015) Year of Birth: 1945
Retired; former managing partner (1994 – 2001) of Denver office of Deloitte & Touche LLP, (held various positions in Denver and New York offices from 1969 – 1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003 – 2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Oversees 56 portfolios in the OppenheimerFunds complex. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

109   OPPENHEIMER ETF TRUST

TRUSTEES AND OFFICERS Unaudited (Continued)

INTERESTED TRUSTEE AND OFFICER
Mr. Steinmetz is an “Interested Trustee” because he is affiliated with the OFI Advisors, LLC and OFI by virtue of his positions as Chairman and director of OFI and officer and director of the Manager. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, New York, New York 10281-1008.

Arthur P. Steinmetz, Trustee, President and Principal Executive Officer (since 2015) Year of Birth: 1958
Chairman of OppenheimerFunds, Inc. (since January 2015); CEO and Chairman of OFI Global Asset Management, Inc. (since July 2014), President of OFI Global Asset Management, Inc. (since May 2013), a Director of OFI Global Asset Management, Inc. (since January 2013), Director of OppenheimerFunds, Inc. (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (OppenheimerFunds, Inc.’s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013 – December 2013); Executive Vice President of OFI Global Asset Management, Inc. (January 2013 – May 2013); Chief Investment Officer of OppenheimerFunds, Inc. (October 2010 – December 2012); Chief Investment Officer, Fixed-Income, of OppenheimerFunds, Inc. (April 2009 – October 2010); Executive Vice President of OppenheimerFunds, Inc. (October 2009 – December 2012); Director of Fixed Income of OppenheimerFunds, Inc. (January 2009 – April 2009); and a Senior Vice President of OppenheimerFunds, Inc. (March 1993 – September 2009). An officer of 104 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND
The addresses of the Officers in the chart below are as follows: for Messrs. Vallario, Bishnoi, Depetris, Mss. Lo Bessette, Mss. French, Foxson and Picciotto, 225 Liberty Street, New York, New York 10281-1008, for Ms. Bullington, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Frank Vallario, Vice President (since 2017) Year of Birth: 1969	Vice President, OFI Advisors, LLC (since August 2017). Portfolio Manager, ColumbiaThreadneedle (September 2015 – June 2017).
Donal Bishnoi Vice President (since 2018) Year of Birth: 1981
Portfolio Manager, OFI Advisors, LLC (since March 2018). Vice President and Senior Research Analyst of the Sub-Adviser (January 2010 – March 2018). Senior Quantative Analyst at Moore Capital Management (2007 – 2009).

Alex Depetris, Vice President (since 2017) Year of Birth: 1980	Senior Vice President of OppenheimerFunds, Inc. and Chief Operating Officer of Beta Solutions (since 2017); Chief Operating Officer of ETF Business at Deutsche Bank (2008-2017).
Sharon French Vice President (since 2017) Year of Birth: 1965
Executive Vice President, Head of Beta Solutions of OppenheimerFunds, Inc. (since 2016); Senior Strategic Advisor to the CEO and President of Investment Manager at BNY Mellon (2015- 2016); President, F-Squared Capital (2013-2015).

110   OPPENHEIMER ETF TRUST

Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer (since 2015) Year of Birth: 1973
Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since March 2014); Chief Compliance Officer of OppenheimerFunds, Inc., OFI SteelPath, Inc., OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010 – January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007 – January 2014).

Cynthia Lo Bessette, Secretary and Chief Legal Officer (since 2016) Year of Birth: 1969
Executive Vice President, General Counsel and Secretary of OFI Global Asset Management, Inc. (since February 2016); Senior Vice President and Deputy General Counsel of OFI Global Asset Management, Inc. (March 2015 – February 2016); Chief Legal Officer of OppenheimerFunds, Inc. and OppenheimerFunds Distributor, Inc. (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., OFI Advisors, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Corporate Counsel (February 2012 – March 2015) and Deputy Chief Legal Officer (April 2013 – March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008 – September 2009) and Deputy General Counsel (October 2009 – February 2012) of Lord Abbett & Co. LLC.

Jennifer Foxson, Vice President and Chief Business Officer (since 2015) Year of Birth: 1969
Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006 – June 2014); Vice President of OppenheimerFunds, Inc. (January 1998 – March 2006); Assistant Vice President of OppenheimerFunds, Inc. (October 1991 – December 1998).

Stephanie Bullington, Treasurer and Principal Financial and Accounting Officer (since 2016) Year of Birth: 1977
Vice President of OFI Global Asset Management, Inc. (since February 2014); Vice President of OFI Global Asset Management, Inc. (January 2013 – September 2013); Vice President of OppenheimerFunds, Inc. (January 2010 – December 2012); Assistant Vice President of OppenheimerFunds, Inc. (October 2005 – January 2010).

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge upon request, by calling 1.800.CALL OPP (225.5677).

111   OPPENHEIMER ETF TRUST

SUPPLEMENTAL INFORMATION Unaudited

Proxy Voting Policies, Procedures and Record
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure
The Oppenheimer ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information
Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.oppenheimerfunds.com.

Federal Tax Status of Dividends Declared during the Tax Year
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.For Federal income tax purposes, dividends and short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below:

	QDI	DRD
Oppenheimer S&P 500 Revenue ETF	100.00%	100.00%
Oppenheimer S&P MidCap 400 Revenue ETF	100.00%	100.00%
Oppenheimer S&P SmallCap 600 Revenue ETF	100.00%	100.00%
Oppenheimer S&P Financials Revenue ETF	100.00%	100.00%
Oppenheimer S&P Ultra Dividend Revenue ETF	86.99%	85.34%
Oppenheimer Emerging Markets Revenue ETF	60.47%	0.23%
Oppenheimer International Revenue ETF	93.63%	0.11%
Oppenheimer Global Revenue ETF	100.00%	25.61%

112   OPPENHEIMER ETF TRUST

SUPPLEMENTAL INFORMATION Unaudited Continued

In accordance with Section 853 of the Internal Revenue Code the Funds intend to elect to pass through to its shareholders the credit for taxes paid in foreign countries during its fiscal year ended June 30, 2018. In accordance with the current tax laws, the foreign income and foreign tax as of June 30, 2018 is as follows:

	Gross Foreign Income	Foreign Taxes Paid
Oppenheimer S&P 500 Revenue ETF	$—	$—
Oppenheimer S&P MidCap 400 Revenue ETF	—	—
Oppenheimer S&P SmallCap 600 Revenue ETF	—	—
Oppenheimer S&P Financials Revenue ETF	—	—
Oppenheimer S&P Ultra Dividend Revenue ETF	—	—
Oppenheimer Emerging Markets Revenue ETF	417,634	46,926
Oppenheimer International Revenue ETF	495,764	49,839
Oppenheimer Global Revenue ETF	325,753	33,444

113   OPPENHEIMER ETF TRUST

OPPENHEIMER ETF TRUST

Investment Adviser	OFI Advisors, LLC
Distributor	OppenheimerFunds Distributor, Inc.
Administrator, Custodian and Transfer Agent	The Bank of New York Mellon
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.
Legal Counsel	Ropes & Gray LLP

© 2018 OppenheimerFunds, Inc. All rights reserved.

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us
Oppenheimer ETF Trust is distributed by
OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RA0000.011.0618        June 30, 2018

Annual Report	6/30/2018

Oppenheimer
ETF Trust

ESG ETFs:
Oppenheimer ESG Revenue ETF
Oppenheimer Global ESG Revenue ETF

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Table of Contents

Management Discussion of Fund Performance	2

Shareholder Expense Examples	6

Schedule of Investments Summary Tables	8

Schedules of Investments

Oppenheimer ESG Revenue ETF	9

Oppenheimer Global ESG Revenue ETF	13

Statements of Assets and Liabilities	31

Statements of Operations	32

Statements of Changes in Net Assets	33

Financial Highlights	34

Notes to Financial Statements	36

Report of Independent Registered Public Accounting Firm	49

Trustees and Officers	50

Supplemental Information	55

1      OPPENHEIMER ETF TRUST

Management Discussion of Fund Performance (Unaudited)

MARKET OVERVIEW
For the one-year reporting period ended June 30, 2018, U.S. and international equity markets produced strong results despite volatility finally returning over the first quarter of 2018. Leading headlines over the first half of 2018 included global trade concerns, the U.S. Federal Reserve (Fed) increasing interest rates, and growth securities continuing their outperformance versus the rest of the market. Against this backdrop, U.S. equities produced strong results across capitalizations and generally outperformed international equities.
U.S. interest rates are widely expected to continue rising, but they remain at low levels relative to historical averages. With the U.S equity market showing steady volatility in the closing months of the reporting period due to the global trade fears, we actually saw the yield curve flatten further. One potential interpretation of this flattening can be that the Fed will combat a recessionary period in the future by lowering or not moving forward with expected increases in the fed funds rate.

Many leading U.S. growth securities are demonstrating that strength in 2017 may have set the stage for even greater returns this year in our view, as they have continued to perform positively so far in 2018. While several mega-cap stocks have showed impressive returns, small cap stocks emerged as the leader overall so far in 2018, posting the best returns among all U.S. equity categories year to date through June 30,2018.

Amid market headwinds and talks of a recessionary period, we continue to see small business and consumer confidence surging, increased capital spending, and investors maintaining their equity positions. These positive economic indicators may keep the economy closer to the middle of the business cycle rather than near the end of it. Whatever the outcome may be, we believe investors benefit by staying diversified across a variety of asset classes to manage the often unpredictable peaks and troughs of the markets.
OPPENHEIMER ESG REVENUE ETF (ESGL)
ESGL produced a total return of 9.96%, underperforming the S&P 500 Index’s 14.37% return during the one-year period ended 6/30/18. The majority of ESGL’s underperformance was attributable to its ongoing underweight to the Information Technology sector, and overweight to the Industrials sector.

The so-called “FAANG”—Facebook, Apple, Amazon, Netflix, and Google (now Alphabet)—stocks drove the strong performance of the Information Technology sector and Internet & Direct Marketing Retail industry again this year. A roughly 31% return in the Information Technology sector in the S&P 500 Index for the period, coupled with ESGL’s underweight to the sector, resulted in the largest detraction from the Fund’s performance. ESGL’s large overweight position to the Capital Goods industry group was also a detractor.

2      OPPENHEIMER ETF TRUST

Management Discussion of Fund Performance (Unaudited) (continued)
Outperformers for ESGL included stocks in the Consumer Staples and Energy sectors, particularly Oil & Gas Refining & Marketing, and an underweight position to Tobacco.

OPPENHEIMER GLOBAL ESG REVENUE ETF (ESGF)
ESGF produced a total return of 8.62%, underperforming the MSCI All Country World Index’s (ACWI) 10.73% return during the one-year period ended 6/30/18. On a sector level, the majority of underperformance was attributable to ESGF’s ongoing underweight to the Information Technology sector, the best performing sector in the ACWI over the period. The largest contributors to relative performance were the Fund’s overweights to the Consumer Staples and Energy sectors.

On a country level, ESGF’s underweight to the U.S., which outperformed the MSCI ACWI on a whole, as well as its underweight to IT within the U.S., led to underperformance. Additionally, ESGF’s overweight to underperforming South Korea, as well its skew towards the relatively poorly performing Industrials sector within the country, detracted from performance.

3      OPPENHEIMER ETF TRUST

Management Discussion of Fund Performance (Unaudited)
Past Performance does not predict future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. See page 5 for additional disclosures.

	1 Year	Since Inception
ESG NAV Return	9.96%	14.94%
ESG Market Price	9.93%	14.95%
OFI Revenue Weighted ESG Index	10.45%	15.20%
S&P 500 Index	14.37%	18.20%
*	The since inception return is calculated from NAV performance inception on 10/28/16, as opposed to the exchange list inception of 10/31/16. NAV performance inception represents when the Fund’s NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

	1 Year	Since Inception
Global ESG NAV Return	8.62%	13.31%
Global ESG Market Price	7.58%	13.54%
OFI Revenue Weighted Global ESG Index	8.92%	13.70%
MSCI All Country World Index	10.73%	15.25%
*	The since inception return is calculated from NAV performance inception on 10/27/16, as opposed to the exchange list inception of 10/31/16. NAV performance inception represents when the Fund’s NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

4      OPPENHEIMER ETF TRUST

FUND DISCLOSURE

The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the original cost. For the Fund’s most recent month end performance please visit oppenheimerfunds.com. The NAV return is based on the net asset value of the Fund and the market price return (MKT) is based on the market price per share of the Fund. The price used to calculate MKT is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. MKT and NAV return assume dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. Returns less than one year are cumulative.

ETF	Parent Index	Underlying Index
ESG Revenue ETF	S&P 500 Index	OFI Revenue Weighted ESG IndexTM
Global ESG Revenue ETF	MSCI All Country World Index	OFI Revenue Weighted Global ESG IndexTM

Parent Index Definitions

Parent Indices are unmanaged, include the reinvestment of dividends and cannot be purchased directly by investors. Parent Index performance is shown for illustrative purposes only and does not predict or depict performance of the Fund.

The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization weighted.

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Underlying Index Definitions

The Underlying Indices are rebalanced quarterly, and cannot be purchased directly by investors.
See the prospectus for more information on the construction of the Underlying Indices.

The OFI Revenue Weighted ESG IndexTM is constructed using a rules based methodology to select companies from within the S&P 500 Index that have strong environmental, social and governance (“ESG”) practices, and then re-weight those companies according to the revenue earned, subject to a maximum 5% per company weighting.

The OFI Revenue Weighted Global ESG IndexTM is constructed using a rules-based methodology to select companies from within the MSCI All Country World Index that have strong environmental, social and governance (“ESG”) practices, as identified by MSCI ESG Research, Inc., and then re-weight those companies according to the revenue earned, subject to a maximum 5% per company weighting.

5      OPPENHEIMER ETF TRUST

Shareholder Expense Examples (Unaudited)

As a shareholder of an Oppenheimer ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from January 1, 2018 to June 30, 2018.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6      OPPENHEIMER ETF TRUST

Shareholder Expense Examples (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/2018	Ending Account Value 06/30/2018	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period[1]
Oppenheimer ESG Revenue ETF
Actual	$1,000.00	$991.80	0.40%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.40%	$2.01
Oppenheimer Global ESG Revenue ETF
Actual	$1,000.00	$966.20	0.45%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
[1]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

7      OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES Unaudited
Oppenheimer ESG
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	3.4%
Banks	2.2
Capital Goods	9.0
Commercial & Professional Services	0.4
Consumer Durables & Apparel	1.5
Consumer Services	1.3
Diversified Financials	3.7
Energy	9.6
Food & Staples Retailing	5.6
Food, Beverage & Tobacco	4.8
Health Care Equipment & Services	12.4
Household & Personal Products	2.3
Insurance	3.1
Materials	2.6
Media	1.4
Money Market Fund	0.4
Pharmaceuticals, Biotechnology & Life Sciences	3.3
Real Estate	1.0
Retailing	6.1
Semiconductors & Semiconductor Equipment	3.1
Software & Services	6.6
Technology Hardware & Equipment	3.5
Telecommunication Services	5.3
Transportation	2.1
Utilities	5.4
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Oppenheimer Global ESG Revenue ETF

Industry	% of Net Assets
Automobiles & Components	4.3%
Banks	8.3
Capital Goods	11.6
Commercial & Professional Services	1.2
Consumer Durables & Apparel	3.1
Consumer Services	1.0
Diversified Financials	3.6
Energy	7.7
Food & Staples Retailing	4.0
Food, Beverage & Tobacco	5.0
Health Care Equipment & Services	3.2
Household & Personal Products	1.9
Insurance	5.4
Materials	6.2
Media	1.0
Money Market Fund	0.9
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Real Estate	1.1
Retailing	3.1
Semiconductors & Semiconductor Equipment	1.1
Software & Services	4.3
Technology Hardware & Equipment	6.1
Telecommunication Services	4.0
Transportation	3.0
Utilities	6.0
Total Investments	100.6
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

8      OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS June 30, 2018
Oppenheimer ESG Revenue ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—3.4%
Aptiv PLC	645	$59,101
BorgWarner, Inc.	887	38,283
Ford Motor Co.	56,239	622,566
Goodyear Tire & Rubber Co. (The)	2,578	60,042
Total Automobiles & Components		779,992

Banks—2.2%
Bank of America Corp.	14,751	415,831
Comerica, Inc.	145	13,183
PNC Financial Services Group, Inc. (The)	539	72,819
Total Banks		501,833

Capital Goods—9.0%
3M Co.	658	129,442
Arconic, Inc.	3,163	53,803
Cummins, Inc.	624	82,992
Deere & Co.	941	131,552
Eaton Corp. PLC	1,082	80,869
Flowserve Corp.[1]	389	15,715
Fluor Corp.	1,681	81,999
General Electric Co.	38,231	520,324
Illinois Tool Works, Inc.	407	56,386
Ingersoll-Rand PLC	660	59,222
Johnson Controls International PLC	3,652	122,159
Lockheed Martin Corp.	698	206,210
Masco Corp.	838	31,358
Northrop Grumman Corp.	342	105,233
Parker-Hannifin Corp.	345	53,768
Pentair PLC	476	20,030
Raytheon Co.	532	102,772
Rockwell Automation, Inc.	151	25,101
Rockwell Collins, Inc.	256	34,478
Stanley Black & Decker, Inc.	381	50,601
United Rentals, Inc.[2]	183	27,014
W.W. Grainger, Inc.[1]	140	43,176
Xylem, Inc.	284	19,136
Total Capital Goods		2,053,340

Commercial & Professional Services—0.4%
Nielsen Holdings PLC[1]	885	27,373
Waste Management, Inc.	726	59,053
Total Commercial & Professional Services		86,426

Consumer Durables & Apparel—1.5%
Garmin Ltd.	212	12,932
Hanesbrands, Inc.[1]	1,358	29,903
	Shares	Value
Consumer Durables & Apparel (continued)
Hasbro, Inc.[1]	231	$21,324
Mattel, Inc.[1]	1,153	18,932
NIKE, Inc., Class B	1,945	154,978
PVH Corp.	240	35,933
Tapestry, Inc.	505	23,588
VF Corp.	611	49,809
Total Consumer Durables & Apparel		347,399

Consumer Services—1.3%
Carnival Corp.	1,154	66,136
Hilton Worldwide Holdings, Inc.	452	35,780
Marriott International, Inc., Class A	668	84,569
Royal Caribbean Cruises Ltd.	322	33,359
Starbucks Corp.	1,721	84,071
Total Consumer Services		303,915

Diversified Financials—3.7%
American Express Co.	1,601	156,898
Ameriprise Financial, Inc.	342	47,839
Bank of New York Mellon Corp. (The)	1,277	68,869
BlackRock, Inc.	108	53,896
Goldman Sachs Group, Inc. (The)	785	173,148
Invesco Ltd.	804	21,354
Moody’s Corp.	102	17,397
Morgan Stanley	3,715	176,091
MSCI, Inc.	33	5,459
Northern Trust Corp.	233	23,973
S&P Global, Inc.	125	25,486
State Street Corp.	496	46,173
T. Rowe Price Group, Inc.	167	19,387
Total Diversified Financials		835,970

Energy—9.6%
Andeavor	1,189	155,973
Apache Corp.[1]	616	28,798
ConocoPhillips	1,939	134,993
Devon Energy Corp.	1,492	65,588
EQT Corp.	271	14,954
Exxon Mobil Corp.	11,940	987,796
Halliburton Co.	1,985	89,444
Hess Corp.	385	25,753
HollyFrontier Corp.	878	60,081
Marathon Oil Corp.	1,025	21,381
Marathon Petroleum Corp.	4,074	285,832
Newfield Exploration Co.[2]	292	8,833

9     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer ESG Revenue ETF

	Shares	Value
Energy (continued)
Noble Energy, Inc.	517	$18,240
Occidental Petroleum Corp.	669	55,982
ONEOK, Inc.	784	54,747
Schlumberger Ltd.	1,967	131,848
TechnipFMC PLC	2,001	63,512
Total Energy		2,203,755

Food & Staples Retailing—5.6%
Kroger Co. (The)	19,835	564,306
Sysco Corp.	3,618	247,073
Walgreens Boots Alliance, Inc.	7,890	473,518
Total Food & Staples Retailing		1,284,897

Food, Beverage & Tobacco—4.8%
Altria Group, Inc.	1,414	80,301
Brown-Forman Corp., Class B1	258	12,645
Campbell Soup Co.	919	37,256
Coca-Cola Co. (The)	3,172	139,124
Dr Pepper Snapple Group, Inc.	235	28,670
General Mills, Inc.	1,444	63,911
Hershey Co. (The)	341	31,734
Hormel Foods Corp.	1,077	40,075
JM Smucker Co. (The)[1]	291	31,277
Kellogg Co.	816	57,014
McCormick & Co., Inc.	200	23,218
Molson Coors Brewing Co., Class B	672	45,723
Mondelez International, Inc., Class A	2,692	110,372
PepsiCo, Inc.	2,490	271,086
Philip Morris International, Inc.	1,512	122,079
Total Food, Beverage & Tobacco		1,094,485

Health Care Equipment & Services—12.4%
Abbott Laboratories	1,891	115,332
Aetna, Inc.	1,338	245,523
Anthem, Inc.	1,538	366,090
Baxter International, Inc.	597	44,082
Becton Dickinson and Co.	242	57,974
Boston Scientific Corp.[2]	1,181	38,619
Cigna Corp.	1,019	173,179
CVS Health Corp.	11,103	714,478
Edwards Lifesciences Corp.[2]	97	14,120
Henry Schein, Inc.[1,2]	731	53,100
Medtronic PLC	1,445	123,706
ResMed, Inc.	89	9,219
UnitedHealth Group, Inc.	3,394	832,684
	Shares	Value
Health Care Equipment & Services (continued)
Varian Medical Systems, Inc.[2]	96	$10,917
Zimmer Biomet Holdings, Inc.	288	32,095
Total Health Care Equipment & Services		2,831,118

Household & Personal Products—2.3%
Church & Dwight Co., Inc.[1]	329	17,490
Clorox Co. (The)[1]	199	26,915
Colgate-Palmolive Co.	1,014	65,717
Estee Lauder Cos., Inc., (The), Class A	354	50,512
Kimberly-Clark Corp.	748	78,794
Procter & Gamble Co. (The)	3,596	280,704
Total Household & Personal Products		520,132

Insurance—3.1%
Allstate Corp. (The)	1,700	155,159
MetLife, Inc.	5,795	252,662
Principal Financial Group, Inc.	1,031	54,591
Prudential Financial, Inc.	2,600	243,126
Total Insurance		705,538

Materials—2.6%
Air Products & Chemicals, Inc.	217	33,793
Albemarle Corp.[1]	139	13,112
Avery Dennison Corp.	265	27,057
Ball Corp.	1,297	46,108
Eastman Chemical Co.	375	37,485
Ecolab, Inc.	408	57,255
FMC Corp.	163	14,541
International Flavors & Fragrances, Inc.	118	14,627
International Paper Co.	1,742	90,723
Mosaic Co. (The)	1,130	31,697
Newmont Mining Corp.	809	30,507
Packaging Corp. of America	234	26,159
PPG Industries, Inc.	601	62,342
Praxair, Inc.	303	47,920
WestRock Co.	1,100	62,722
Total Materials		596,048

Media—1.4%
Interpublic Group of Cos., Inc. (The)[1]	1,479	34,668
Viacom, Inc., Class B	1,841	55,524
Walt Disney Co. (The)	2,186	229,115
Total Media		319,307

10     OPPENHEIMER ETF TRUST

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—3.3%
AbbVie, Inc.	1,246	$115,442
Agilent Technologies, Inc.	298	18,428
Allergan PLC	388	64,687
Biogen, Inc.[2]	155	44,987
Bristol-Myers Squibb Co.	1,607	88,931
Celgene Corp.[2]	725	57,580
Eli Lilly & Co.	1,123	95,826
Illumina, Inc.[2]	42	11,730
Mettler-Toledo International, Inc.[2]	20	11,573
Pfizer, Inc.	6,069	220,183
Regeneron Pharmaceuticals, Inc.[2]	81	27,944
Total Pharmaceuticals, Biotechnology & Life Sciences		757,311

Real Estate—1.0%
AvalonBay Communities, Inc.	54	9,282
Boston Properties, Inc.	90	11,288
CBRE Group, Inc., Class A2	1,365	65,165
HCP, Inc.	316	8,159
Host Hotels & Resorts, Inc.	1,049	22,103
Iron Mountain, Inc.[1]	472	16,525
Kimco Realty Corp.	303	5,148
Prologis, Inc.	171	11,233
Regency Centers Corp.	73	4,532
SL Green Realty Corp.	61	6,132
Vornado Realty Trust	128	9,462
Welltower, Inc.	312	19,559
Weyerhaeuser Co.	805	29,350
Total Real Estate		217,938

Retailing—6.1%
Best Buy Co., Inc.[1]	2,391	178,321
Gap, Inc. (The)	2,146	69,509
Home Depot, Inc. (The)	2,128	415,173
Kohl’s Corp.	1,101	80,263
L Brands, Inc.	1,477	54,472
Lowe’s Cos., Inc.	2,917	278,778
Macy’s, Inc.	2,757	103,194
Nordstrom, Inc.[1]	1,302	67,417
TJX Cos., Inc. (The)	1,612	153,430
Total Retailing		1,400,557

Semiconductors & Semiconductor Equipment—3.1%
Advanced Micro Devices, Inc.[1,2]	1,538	23,055
Analog Devices, Inc.	246	23,596
	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	1,401	$64,712
Broadcom, Inc.	292	70,851
Intel Corp.	4,863	241,740
KLA-Tencor Corp.	144	14,764
Lam Research Corp.	242	41,830
Microchip Technology, Inc.[1]	162	14,734
Micron Technology, Inc.[2]	1,859	97,486
NVIDIA Corp.	173	40,984
Skyworks Solutions, Inc.	160	15,464
Texas Instruments, Inc.	556	61,299
Xilinx, Inc.	152	9,919
Total Semiconductors & Semiconductor Equipment		720,434

Software & Services—6.6%
Accenture PLC, Class A	1,005	164,408
Adobe Systems, Inc.[2]	127	30,964
Akamai Technologies, Inc.[2]	133	9,740
Autodesk, Inc.[2]	65	8,521
CA, Inc.	481	17,148
Cognizant Technology Solutions Corp., Class A	787	62,165
DXC Technology Co.	1,226	98,828
eBay, Inc.[2]	1,075	38,979
International Business Machines Corp.	2,306	322,148
Intuit, Inc.	117	23,904
Microsoft Corp.	4,318	425,798
Oracle Corp.	3,573	157,426
salesforce.com, Inc.[2]	336	45,830
Symantec Corp.	946	19,535
Visa, Inc., Class A	600	79,470
Total Software & Services		1,504,864

Technology Hardware & Equipment—3.5%
Cisco Systems, Inc.	4,602	198,024
Hewlett Packard Enterprise Co.	8,188	119,627
HP, Inc.	9,935	225,425
Juniper Networks, Inc.	734	20,126
NetApp, Inc.	319	25,051
Seagate Technology PLC	771	43,539
TE Connectivity Ltd.	603	54,306
Western Digital Corp.	1,059	81,977
Xerox Corp.	1,568	37,632
Total Technology Hardware & Equipment		805,707

11     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer ESG Revenue ETF

	Shares	Value
Telecommunication Services—5.3%
AT&T, Inc.	19,965	$641,064
Verizon Communications, Inc.	11,146	560,755
Total Telecommunication Services		1,201,819

Transportation—2.1%
FedEx Corp.	1,006	228,422
United Parcel Service, Inc., Class B	2,430	258,139
Total Transportation		486,561

Utilities—5.4%
AES Corp.	4,001	53,653
Ameren Corp.	466	28,356
American Electric Power Co., Inc.	991	68,627
American Water Works Co., Inc.	177	15,112
CMS Energy Corp.	648	30,637
Consolidated Edison, Inc.	684	53,338
Dominion Energy, Inc.	796	54,271
DTE Energy Co.	562	58,240
Duke Energy Corp.	1,345	106,363
Edison International	857	54,222
Entergy Corp.	602	48,636
Eversource Energy	618	36,221
Exelon Corp.	3,468	147,737
FirstEnergy Corp.	1,613	57,923
NextEra Energy, Inc.	431	71,990
NiSource, Inc.	886	23,284
NRG Energy, Inc.	1,324	40,647
Pinnacle West Capital Corp.	201	16,192
PPL Corp.[1]	1,175	33,546
Public Service Enterprise Group, Inc.	735	39,793
Southern Co. (The)	2,232	103,364
WEC Energy Group, Inc.	538	34,782
Xcel Energy, Inc.	1,120	51,162
Total Utilities		1,228,096

Total Common Stocks (Cost $20,640,218)		22,787,442
	Shares	Value
Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $50,742)	50,742	$50,742
Investment of Cash Collateral for Securities Loaned—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $33,486)	33,486	33,486
Total Investments—100.1% (Cost $20,724,446)		22,871,670
Liabilities in Excess of Other Assets—(0.1)%		(12,811)
Net Assets—100.0%		$22,858,859

PLC – Public Limited Company

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $629,231; total value of the collateral held by the Fund was $643,976. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $610,490 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.
12     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS June 30, 2018
Oppenheimer Global ESG Revenue ETF

	Shares	Value
COMMON STOCKS—99.0%
Automobiles & Components—4.2%
Aisin Seiki Co. Ltd.	863	$39,346
Astra International Tbk PT	38,606	17,781
Bayerische Motoren Werke AG	1,249	113,206
BYD Co. Ltd., Class H	955	5,788
Cie Generale des Etablissements Michelin	226	27,521
Daimler AG	2,970	191,170
Denso Corp.	1,039	50,766
Geely Automobile Holdings Ltd.	5,916	15,345
Guangzhou Automobile Group Co. Ltd., Class H	3,193	3,122
Hankook Tire Co. Ltd.	168	6,346
Honda Motor Co. Ltd.	5,072	148,957
Magna International, Inc.	682	39,641
Mahindra & Mahindra Ltd.	1,734	22,719
NGK Spark Plug Co. Ltd.	167	4,764
Nokian Renkaat OYJ	50	1,976
Peugeot SA	3,882	88,654
Pirelli & C SpA[1,2]	845	7,056
Renault SA	802	68,196
Stanley Electric Co. Ltd.	152	5,187
Sumitomo Rubber Industries Ltd.	571	9,073
Tesla, Inc.[1,3]	50	17,148
Valeo SA	387	21,155
Yamaha Motor Co. Ltd.	641	16,123
Total Automobiles & Components		921,040

Banks—8.0%
ABN AMRO Group NV2	833	21,610
Abu Dhabi Commercial Bank PJSC	2,247	4,319
AIB Group PLC	1,009	5,478
AMMB Holdings Bhd	2,534	2,352
Australia & New Zealand Banking Group Ltd.	1,675	34,949
Axis Bank Ltd.	1,417	10,564
Banco Bilbao Vizcaya Argentaria SA	7,548	53,528
Banco Bradesco SA	5,526	35,017
Banco de Credito e Inversiones	55	3,673
Banco de Sabadell SA	5,431	9,102
Banco do Brasil SA	7,217	53,742
Banco Santander Brasil SA	3,121	23,768
Banco Santander Chile	63,564	5,006
	Shares	Value
Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	2,949	$4,025
Banco Santander SA	18,143	97,272
Bancolombia SA	413	4,967
Bank Central Asia Tbk PT	3,863	5,789
Bank Danamon Indonesia Tbk PT	5,606	2,494
Bank Handlowy w Warszawie SA	37	700
Bank Hapoalim B.M.	755	5,105
Bank Leumi Le-Israel B.M.	776	4,579
Bank Mandiri Persero Tbk PT	18,843	9,007
Bank Millennium SA1	525	1,125
Bank Negara Indonesia Persero Tbk PT	10,837	5,332
Bank of Montreal	340	26,265
Bank of Nova Scotia (The)	524	29,653
Bank of the Philippine Islands	1,171	1,942
Bank Polska Kasa Opieki SA1	92	2,777
Bank Rakyat Indonesia Persero Tbk PT	52,147	10,335
Bank Zachodni WBK SA	32	2,851
Bankinter SA	343	3,341
Barclays Africa Group Ltd.	968	11,299
Bendigo & Adelaide Bank Ltd.	310	2,483
BNK Financial Group, Inc.	434	3,641
BNP Paribas SA	1,894	117,621
BOC Hong Kong Holdings Ltd.	2,918	13,743
CaixaBank SA	3,419	14,794
Canadian Imperial Bank of Commerce[3]	219	19,039
China CITIC Bank Corp Ltd., Class H	22,408	14,024
China Everbright Bank Co. Ltd., Class H	17,397	7,473
China Merchants Bank Co. Ltd., Class H1	2,536	9,358
CIMB Group Holdings Bhd	5,191	7,004
Comerica, Inc.	37	3,364
Commercial Bank PQSC (The)	192	2,009
Commercial International Bank Egypt SAE	468	2,231

13     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Banks (continued)
Commerzbank AG1	1,441	$13,815
Commonwealth Bank of Australia	710	38,226
Concordia Financial Group Ltd.	564	2,872
Credicorp Ltd.	28	6,303
Credit Agricole SA	6,439	85,967
DBS Group Holdings Ltd.	630	12,295
DGB Financial Group, Inc.	308	2,833
DNB ASA	562	10,984
Dubai Islamic Bank PJSC	2,490	3,301
E.Sun Financial Holding Co. Ltd.	3,550	2,474
Erste Group Bank AG1	286	11,938
First Abu Dhabi Bank PJSC	2,348	7,767
Grupo Financiero Banorte SAB de CV, Class O	1,872	11,150
Hana Financial Group, Inc.	375	14,418
Hang Seng Bank Ltd.	248	6,202
Housing Development Finance Corp. Ltd.	440	12,254
ICICI Bank Ltd.[1]	3,957	15,905
Indiabulls Housing Finance Ltd.	139	2,318
Industrial Bank of Korea	578	7,987
ING Groep NV	4,640	66,786
Intesa Sanpaolo SpA	9,573	27,791
Intesa Sanpaolo SpA -RSP	364	1,104
Kasikornbank PCL	3,654	21,397
KB Financial Group, Inc.	573	27,146
KBC Group NV	209	16,134
KeyCorp	395	7,718
Komercni banka as	49	2,057
Krung Thai Bank PCL	13,753	6,933
Malayan Banking Bhd	3,679	8,197
mBank SA	17	1,815
MCB Bank Ltd.	251	409
Mega Financial Holding Co. Ltd.	3,859	3,405
Mizrahi Tefahot Bank Ltd.	127	2,330
Mizuho Financial Group, Inc.	20,011	33,693
National Australia Bank Ltd.	1,412	28,596
National Bank of Canada	133	6,382
Nedbank Group Ltd.	436	7,939
Nordea Bank AB	1,731	16,695
OTP Bank Nyrt	147	5,324
Oversea-Chinese Banking Corp. Ltd.	2,662	22,725
	Shares	Value
Banks (continued)
People’s United Financial, Inc.[3]	16	$289
PNC Financial Services Group, Inc. (The)	147	19,860
Public Bank Bhd	930	5,378
Qatar National Bank QPSC	378	15,780
Raiffeisen Bank International AG	302	9,270
Regions Financial Corp.	361	6,419
Resona Holdings, Inc.	1,293	6,918
RHB Bank Bhd	2,404	3,249
Royal Bank of Canada	629	47,333
Shinhan Financial Group Co. Ltd.	553	21,485
Siam Commercial Bank PCL (The)	2,317	8,287
Skandinaviska Enskilda Banken AB, Class A	958	9,120
Societe Generale SA	1,854	78,176
Standard Bank Group Ltd.	1,479	20,704
Standard Chartered PLC	2,699	24,680
Sumitomo Mitsui Financial Group, Inc.	1,400	54,425
Sumitomo Mitsui Trust Holdings, Inc.	360	14,278
SVB Financial Group[1]	7	2,021
Svenska Handelsbanken AB, Class A	660	7,345
Swedbank AB, Class A	344	7,375
Taishin Financial Holding Co. Ltd.	3,378	1,595
Taiwan Business Bank	2,878	888
TMB Bank PCL	32,733	2,272
Toronto-Dominion Bank (The)	728	42,110
Turkiye Garanti Bankasi AS	4,894	8,952
UniCredit SpA	1,922	32,081
United Overseas Bank Ltd.	510	10,009
Westpac Banking Corp.	1,545	33,447
Yes Bank Ltd.	144	714
Total Banks		1,786,795

Capital Goods—11.6%
3M Co.	188	36,983
ABB Ltd.	1,705	37,278
Aboitiz Equity Ventures, Inc.	2,816	2,876
Acuity Brands, Inc.	35	4,055
AGCO Corp.	145	8,804
Airbus SE	812	95,052
Alfa Laval AB	180	4,278

14     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods (continued)
Allegion PLC[3]	36	$2,785
Alstom SA	222	10,202
Amada Holdings Co. Ltd.	258	2,481
ANDRITZ AG	173	9,182
Arconic, Inc.	896	15,241
Ashtead Group PLC	184	5,522
Assa Abloy AB, Class B	447	9,539
Atlas Copco AB, Class A	256	7,463
Atlas Copco AB, Class B	145	3,803
BAE Systems PLC	3,439	29,367
Bidvest Group Ltd. (The)	421	6,051
Boeing Co. (The)	298	99,982
Bouygues SA	990	42,663
Brenntag AG	280	15,600
Bunzl PLC	460	13,938
CAE, Inc.	133	2,761
Caterpillar, Inc.	344	46,671
Cie de Saint-Gobain	1,108	49,508
CNH Industrial NV	2,588	27,485
Cummins, Inc.	161	21,413
Daifuku Co. Ltd.	100	4,383
Daikin Industries Ltd.	201	24,080
DCC PLC	214	19,481
Deere & Co.	233	32,573
Eaton Corp. PLC	303	22,646
Eicher Motors Ltd.	3	1,252
Eiffage SA	188	20,453
Elbit Systems Ltd.	36	4,222
Epiroc AB, Series B1	145	1,329
Epiroc AB, Class A1	256	2,690
Far Eastern New Century Corp.	8,814	8,355
Fastenal Co.	100	4,813
Ferguson PLC	333	27,038
Ferrovial SA	868	17,811
Finning International, Inc.	233	5,748
Flowserve Corp.[3]	97	3,919
Fluor Corp.	464	22,634
Fortune Brands Home & Security, Inc.	107	5,745
Fuji Electric Co. Ltd.	1,630	12,420
GEA Group AG	183	6,173
Geberit AG	8	3,431
General Electric Co.	9,521	129,581
HAP Seng Consolidated Bhd	727	1,764
Harris Corp.	42	6,071
HD Supply Holdings, Inc.[1]	143	6,133
Hino Motors Ltd.	1,677	17,911
	Shares	Value
Capital Goods (continued)
Hitachi Construction Machinery Co. Ltd.	288	$9,360
Hiwin Technologies Corp.	3	35
HOCHTIEF AG	183	33,075
Honeywell International, Inc.	324	46,672
Huntington Ingalls Industries, Inc.	39	8,455
IHI Corp.	458	15,961
Ingersoll-Rand PLC	182	16,331
ITOCHU Corp.	3,300	59,809
Jacobs Engineering Group, Inc.	281	17,841
Johnson Controls International PLC	1,020	34,119
Kajima Corp.	2,983	23,107
Kawasaki Heavy Industries Ltd.	502	14,797
Keihan Holdings Co. Ltd.	65	2,333
Keppel Corp. Ltd.	881	4,620
KION Group AG	127	9,140
KOC Holding AS	9,889	30,695
Komatsu Ltd.	820	23,453
Kone OYJ, Class B	223	11,368
Kubota Corp.	1,105	17,388
Kurita Water Industries Ltd.	100	2,853
Legrand SA	101	7,417
Lennox International, Inc.	22	4,403
LG Corp.	160	10,351
LIXIL Group Corp.	900	18,006
Lockheed Martin Corp.	187	55,245
MAN SE	176	19,922
Masco Corp.	241	9,018
Meggitt PLC	492	3,204
Metso OYJ	105	3,518
Middleby Corp. (The)[1,3]	26	2,715
Mitsubishi Electric Corp.	3,305	43,996
Mitsubishi Heavy Industries Ltd.	1,114	40,541
MTU Aero Engines AG	40	7,687
Nabtesco Corp.	104	3,202
NGK Insulators Ltd.	275	4,898
Northrop Grumman Corp.	92	28,308
NSK Ltd.	935	9,648
Obayashi Corp.	2,061	21,454
OSRAM Licht AG	101	4,127
Owens Corning	116	7,351
Parker-Hannifin Corp.	88	13,715
Raytheon Co.	140	27,045
Rexel SA	1,250	17,973

15     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Capital Goods (continued)
Rockwell Automation, Inc.	42	$6,982
Rockwell Collins, Inc.	65	8,754
Rolls-Royce Holdings PLC[1]	2,321	30,281
Roper Technologies, Inc.	20	5,518
Safran SA	208	25,269
Sandvik AB	670	11,908
Schneider Electric SE	417	34,772
Sembcorp Industries Ltd.	3,243	6,541
Shimizu Corp.	1,726	17,904
Siemens AG	911	120,425
Siemens Ltd.	131	1,874
Sime Darby Bhd	14,387	8,726
Singapore Technologies Engineering Ltd.	2,298	5,545
SK Holdings Co. Ltd.	470	109,224
Skanska AB, Class B	1,075	19,563
SKF AB, Class B	456	8,497
Smiths Group PLC	230	5,156
Snap-on, Inc.[3]	30	4,822
SNC-Lavalin Group, Inc.	216	9,534
Spirit AeroSystems Holdings, Inc., Class A	94	8,076
Taisei Corp.	295	16,273
Thales SA	175	22,547
THK Co. Ltd.	154	4,414
TOTO Ltd.	147	6,821
Toyota Tsusho Corp.	2,025	67,826
Travis Perkins PLC	590	11,081
United Rentals, Inc.[1]	46	6,791
United Technologies Corp.	564	70,517
Vestas Wind Systems A/S	213	13,184
Vinci SA	615	59,138
Volvo AB, Class B	1,993	31,902
W.W. Grainger, Inc.[3]	39	12,028
WABCO Holdings, Inc.[1]	30	3,511
Wartsila OYJ Abp	316	6,209
WEG SA	666	2,813
Weir Group PLC (The)	136	3,591
WSP Global, Inc.	125	6,578
Xylem, Inc.	76	5,121
Total Capital Goods		2,568,511

Commercial & Professional Services—1.2%
Adecco Group AG	542	32,074
Babcock International Group PLC	774	8,357
Brambles Ltd.	862	5,656
Bureau Veritas SA	273	7,286
China Everbright International Ltd.	2,108	2,724
	Shares	Value
Commercial & Professional Services (continued)
Copart, Inc.[1]	35	$1,980
Dai Nippon Printing Co. Ltd.	742	16,606
Edenred	55	1,738
Experian PLC	206	5,098
IHS Markit Ltd.[1]	85	4,385
Intertek Group PLC	64	4,830
ISS A/S	461	15,842
ManpowerGroup, Inc.	261	22,462
Park24 Co. Ltd.	100	2,722
Randstad NV	529	31,141
Recruit Holdings Co. Ltd.	854	23,639
RELX NV	282	6,014
RELX PLC	282	6,041
Robert Half International, Inc.	97	6,315
SEEK Ltd.	63	1,015
SGS SA	3	7,982
Societe BIC SA	29	2,688
Sohgo Security Services Co. Ltd.	118	5,561
Teleperformance	37	6,536
Toppan Printing Co. Ltd.	2,493	19,536
Wolters Kluwer NV	121	6,818
Total Commercial & Professional Services		255,046

Consumer Durables & Apparel—3.1%
adidas AG	136	29,685
Arcelik AS	1,665	5,543
Asics Corp.	227	3,839
Barratt Developments PLC	1,052	7,158
Berkeley Group Holdings PLC	83	4,148
Burberry Group PLC	171	4,876
Casio Computer Co. Ltd.	57	927
Cie Financiere Richemont SA	157	13,301
Electrolux AB, Series B	668	15,233
Gildan Activewear, Inc.	110	3,097
Hanesbrands, Inc.[3]	421	9,270
Hasbro, Inc.[3]	70	6,462
HengTen Networks Group Ltd.[1]	1,062	38
HUGO BOSS AG	43	3,904
Husqvarna AB, Class B	429	4,077
Kering	38	21,456
LG Electronics, Inc.	685	51,014
Li & Fung Ltd.	35,590	13,065
Luxottica Group SpA	209	13,484

16     OPPENHEIMER ETF TRUST

	Shares	Value
Consumer Durables & Apparel (continued)
LVMH Moet Hennessy Louis Vuitton SE	169	$56,275
Mattel, Inc.[3]	386	6,338
Mohawk Industries, Inc.[1]	52	11,142
Newell Brands, Inc.	670	17,279
NIKE, Inc., Class B	473	37,689
Nikon Corp.	423	6,733
Panasonic Corp.	6,327	85,310
Pandora A/S	57	3,982
Persimmon PLC	148	4,949
PVH Corp.	68	10,181
SEB SA	50	8,733
Sega Sammy Holdings, Inc.	275	4,712
Sekisui Chemical Co. Ltd.	766	13,057
Sekisui House Ltd.	1,348	23,853
Sharp Corp.	900	21,938
Sony Corp.	1,871	95,674
Swatch Group AG (The)	8	3,796
Swatch Group AG (The)	65	5,620
Taylor Wimpey PLC	2,390	5,645
Titan Co. Ltd.	203	2,603
Under Armour, Inc., Class A1,3	109	2,450
Under Armour, Inc., Class C1,3	181	3,815
VF Corp.	172	14,021
Whirlpool Corp.	151	22,081
Yamaha Corp.	49	2,548
Total Consumer Durables & Apparel		681,001

Consumer Services—1.0%
Accor SA	41	2,012
Alsea SAB de CV	737	2,565
Aramark	453	16,806
Aristocrat Leisure Ltd.	93	2,123
Benesse Holdings, Inc.	133	4,719
China Travel International Investment Hong Kong Ltd.	1,646	642
Compass Group PLC	1,663	35,535
Crown Resorts Ltd.	281	2,803
Flight Centre Travel Group Ltd.	50	2,351
Hilton Worldwide Holdings, Inc.	117	9,262
InterContinental Hotels Group PLC	40	2,493
Kangwon Land, Inc.	70	1,642
Marriott International, Inc., Class A	189	23,927
	Shares	Value
Consumer Services (continued)
Melco Resorts & Entertainment Ltd.[4]	198	$5,544
Merlin Entertainments PLC[2]	483	2,466
MGM China Holdings Ltd.	782	1,814
Minor International PCL	2,412	2,366
OPAP SA	143	1,616
Oriental Land Co. Ltd.	83	8,711
Paddy Power Betfair PLC	39	4,326
Royal Caribbean Cruises Ltd.	97	10,049
Sands China Ltd.	1,499	8,015
Shangri-La Asia Ltd.	1,288	2,423
Sodexo SA	297	29,690
Tabcorp Holdings Ltd.	1,366	4,501
TUI AG	1,091	23,947
Vail Resorts, Inc.	9	2,468
Whitbread PLC	92	4,809
Total Consumer Services		219,625

Diversified Financials—3.6%
3i Group PLC	111	1,320
AEON Financial Service Co. Ltd.	139	2,967
Ally Financial, Inc.	422	11,086
American Express Co.	410	40,180
AMP Ltd.	952	2,504
Amundi SA2	38	2,633
ASX Ltd.	14	666
B3 SA—Brasil Bolsa Balcao	167	888
Bajaj Finance Ltd.	74	2,480
Bank of New York Mellon Corp. (The)	333	17,959
BlackRock, Inc.	27	13,474
Brookfield Asset Management, Inc., Class A	1,239	50,231
Challenger Ltd.	186	1,626
CME Group, Inc.	26	4,262
Coronation Fund Managers Ltd.	54	230
Deutsche Bank AG	4,666	50,239
Deutsche Boerse AG	30	3,998
Eurazeo SA	62	4,702
EXOR NV	2,813	189,505
FirstRand Ltd.	2,585	12,050
Franklin Resources, Inc.	227	7,275
Fubon Financial Holding Co. Ltd.	2,470	4,140
Goldman Sachs Group, Inc. (The)	202	44,555

17     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Diversified Financials (continued)
Groupe Bruxelles Lambert SA	72	$7,593
Hong Kong Exchanges & Clearing Ltd.	52	1,564
IGM Financial, Inc.	95	2,752
Industrivarden AB, Class C	6	116
Investec Ltd.	282	1,976
Investec PLC	652	4,631
Investor AB, Class B	86	3,508
Japan Exchange Group, Inc.	100	1,859
Julius Baer Group Ltd.[1]	72	4,226
Kinnevik AB, Class B	8	274
L E Lundbergforetagen AB, Class B	57	1,753
London Stock Exchange Group PLC	50	2,951
Macquarie Group Ltd.	54	4,933
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,525	9,376
Moody’s Corp.	28	4,776
Morgan Stanley	975	46,215
Natixis SA	4,514	32,033
Northern Trust Corp.	63	6,482
Onex Corp.	395	28,974
ORIX Corp.	1,935	30,606
PSG Group Ltd.	138	2,177
Quilter PLC[1,2]	666	1,274
Remgro Ltd.	149	2,221
Rural Electrification Corp. Ltd.	2,603	3,976
S&P Global, Inc.	36	7,340
Samsung Card Co. Ltd.	116	3,986
Schroders PLC	73	3,044
Singapore Exchange Ltd.	101	531
Standard Life Aberdeen PLC	5,609	24,119
State Street Corp.	133	12,381
T. Rowe Price Group, Inc.	47	5,456
TD Ameritrade Holding Corp.	79	4,327
UBS Group AG1	2,939	45,360
Voya Financial, Inc.[3]	185	8,695
Wendel SA	84	11,573
Yuanta Financial Holding Co. Ltd.	9,664	4,406
Total Diversified Financials		806,434

Energy—7.7%
Aker BP ASA	89	3,285
AltaGas Ltd.	112	2,312
ARC Resources Ltd.	56	578
	Shares	Value
Energy (continued)
Baker Hughes a GE Co.[3]	726	$23,980
Banpu PCL	6,279	3,696
Caltex Australia Ltd.	827	19,883
Cameco Corp.	170	1,911
Cenovus Energy, Inc.	1,595	16,551
ConocoPhillips	478	33,278
Cosan SA Industria e Comercio	217	1,984
Devon Energy Corp.	382	16,793
Empresas COPEC SA	1,643	25,357
Enagas SA	60	1,754
Enbridge, Inc.	1,386	49,521
Encana Corp.	361	4,712
Energy Absolute PCL	480	474
Equinor ASA	2,670	70,891
Exxaro Resources Ltd.	221	2,027
Galp Energia SGPS SA	1,004	19,148
GS Holdings Corp.	302	14,741
Hess Corp.	90	6,020
Husky Energy, Inc.	1,135	17,679
Idemitsu Kosan Co. Ltd.	1,020	36,374
Imperial Oil Ltd.	773	25,679
Indian Oil Corp. Ltd.	25,077	57,097
Inpex Corp.	823	8,541
IRPC PCL	41,093	7,194
John Wood Group PLC	1,467	12,159
JXTG Holdings, Inc.	15,694	109,128
Koninklijke Vopak NV	35	1,617
Lundin Petroleum AB	94	3,002
Marathon Oil Corp.	220	4,589
MOL Hungarian Oil & Gas PLC	1,853	17,893
National Oilwell Varco, Inc.[3]	190	8,246
Neste OYJ	229	17,967
Newfield Exploration Co.[1]	56	1,694
Noble Energy, Inc.	121	4,269
Novatek PJSC	117	17,351
Oil Search Ltd.	154	1,013
OMV AG	464	26,312
ONEOK, Inc.	278	19,413
Origin Energy Ltd.[1]	1,750	12,969
Pembina Pipeline Corp.	168	5,815
Petronas Dagangan Bhd	1,217	7,472
Phillips 66	1,018	114,332
Polski Koncern Naftowy ORLEN SA	1,379	30,962
PTT Exploration & Production PCL	1,247	5,288
PTT PCL	43,142	62,506

18     OPPENHEIMER ETF TRUST

	Shares	Value
Energy (continued)
Repsol SA	3,125	$61,169
Royal Dutch Shell PLC, Class A	5,444	188,958
Royal Dutch Shell PLC, Class B	4,343	155,588
Santos Ltd.[1]	700	3,243
Schlumberger Ltd.	478	32,040
Showa Shell Sekiyu KK	1,535	22,908
Snam SpA	784	3,273
S-Oil Corp.	226	22,205
Suncor Energy, Inc.	721	29,323
TechnipFMC PLC	520	16,505
Thai Oil PCL	4,856	11,396
TOTAL SA	2,768	168,731
TransCanada Corp.	289	12,496
Ultrapar Participacoes SA	1,977	23,612
United Tractors Tbk PT	2,221	4,898
Vermilion Energy, Inc.	7	252
Woodside Petroleum Ltd.	163	4,270
Total Energy		1,716,324

Food & Staples Retailing—4.0%
Aeon Co. Ltd.	4,872	104,245
Atacadao Distribuicao Comercio e Industria Ltda	4,211	16,571
Carrefour SA	6,100	98,783
Casino Guichard Perrachon SA	1,189	46,158
Clicks Group Ltd.	153	2,194
Empire Co. Ltd.	768	15,407
George Weston Ltd.	554	45,172
ICA Gruppen AB3	463	14,217
J Sainsbury PLC	10,933	46,363
Jeronimo Martins SGPS SA	1,435	20,725
Koninklijke Ahold Delhaize NV	4,069	97,414
Lawson, Inc.	90	5,623
Loblaw Cos. Ltd.	837	43,013
METRO AG3	3,928	48,544
Metro, Inc.	372	12,638
Pick n Pay Stores Ltd.	1,317	7,185
President Chain Store Corp.	1,063	12,046
Seven & i Holdings Co. Ltd.	1,561	68,083
SPAR Group Ltd. (The)	615	8,320
Tesco PLC	29,921	101,405
Wm Morrison Supermarkets PLC	8,268	27,508
Woolworths Group Ltd.	2,320	52,315
Total Food & Staples Retailing		893,929
	Shares	Value
Food, Beverage & Tobacco—5.0%
Ajinomoto Co., Inc.	643	$12,167
Ambev SA	2,899	13,548
Anadolu Efes Biracilik Ve Malt Sanayii AS	672	3,462
Anheuser-Busch InBev SA	623	62,919
Arca Continental SAB de CV	1,469	9,137
Archer-Daniels-Midland Co.	1,562	71,586
Associated British Foods PLC	676	24,436
Barry Callebaut AG	4	7,171
British American Tobacco Malaysia Bhd	102	878
British American Tobacco PLC	738	37,317
Bunge Ltd.	779	54,304
Campbell Soup Co.[3]	274	11,108
Carlsberg A/S, Class B	81	9,540
Cia Cervecerias Unidas SA	227	2,851
CJ CheilJedang Corp.	61	19,293
Coca-Cola Amatil Ltd.	632	4,296
Coca-Cola Co. (The)	1,045	45,834
Coca-Cola European Partners PLC	413	16,784
Coca-Cola Femsa SAB de CV, Series L	528	3,021
Coca-Cola HBC AG1	262	8,755
Coca-Cola Icecek AS	303	2,243
Conagra Brands, Inc.	243	8,682
Danone SA	482	35,381
Diageo PLC	840	30,187
General Mills, Inc.	438	19,386
Grupo Bimbo SAB de CV, Series A	8,701	17,127
Heineken Holding NV	318	30,482
Heineken NV	312	31,335
Hershey Co. (The)	63	5,863
Hormel Foods Corp.	295	10,977
Imperial Brands PLC	666	24,814
Ingredion, Inc.	59	6,531
ITC Ltd.	1,395	5,420
JM Smucker Co. (The)[3]	79	8,491
Kellogg Co.	247	17,258
Kerry Group PLC, Class A	36	3,760
Kerry Group PLC, Class A	122	12,763
Kikkoman Corp.	59	2,978
Kirin Holdings Co. Ltd.	719	19,234
Kraft Heinz Co. (The)	550	34,551
M Dias Branco SA	121	1,176
Marine Harvest ASA	237	4,717

19     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Food, Beverage & Tobacco (continued)
McCormick & Co., Inc.	49	$5,688
Molson Coors Brewing Co., Class B	209	14,220
Mondelez International, Inc., Class A	766	31,406
Nestle India Ltd.	12	1,718
Nestle Malaysia Bhd	39	1,424
Nestle SA	1,417	109,741
Orkla ASA	625	5,475
PepsiCo, Inc.	767	83,503
Pernod Ricard SA	76	12,414
Pioneer Foods Group Ltd.	265	2,164
PT Indofood CBP Sukses Makmur Tbk	5,197	3,210
Remy Cointreau SA	9	1,166
Sime Darby Plantation Bhd	3,311	4,369
Standard Foods Corp.	33	67
Suntory Beverage & Food Ltd.	300	12,811
Swedish Match AB	40	1,984
Toyo Suisan Kaisha Ltd.	137	4,879
Treasury Wine Estates Ltd.	167	2,146
Ulker Biskuvi Sanayi AS1	332	1,307
Wilmar International Ltd.	21,821	48,971
Total Food, Beverage & Tobacco		1,100,426

Health Care Equipment & Services—3.2%
ABIOMED, Inc.[1]	2	818
Alfresa Holdings Corp.	1,212	28,504
Align Technology, Inc.[1]	6	2,053
AmerisourceBergen Corp.	2,170	185,036
Bangkok Dusit Medical Services PCL	4,058	3,062
Becton Dickinson and Co.	74	17,727
Cardinal Health, Inc.	2,972	145,123
Cigna Corp.	213	36,199
Cochlear Ltd.	7	1,035
Coloplast A/S, Class B	30	2,998
ConvaTec Group PLC[2]	679	1,904
Cooper Cos., Inc. (The)	11	2,590
DaVita, Inc.[1]	185	12,846
Edwards Lifesciences Corp.[1]	30	4,367
Essilor International Cie Generale d’Optique SA	77	10,869
Fisher & Paykel Healthcare Corp. Ltd.	69	696
Hartalega Holdings Bhd	456	676
HCA Healthcare, Inc.	489	50,171
Healthscope Ltd.	1,102	1,799
	Shares	Value
Health Care Equipment & Services (continued)
Henry Schein, Inc.[1,3]	207	$15,037
Hoya Corp.	93	5,289
Humana, Inc.	209	62,205
IDEXX Laboratories, Inc.[1]	11	2,397
Koninklijke Philips NV	605	25,730
Life Healthcare Group Holdings Ltd.	921	1,672
Mediclinic International PLC	527	3,664
Netcare Ltd.	1,504	3,031
NMC Health PLC	38	1,797
Quest Diagnostics, Inc.	89	9,785
Ramsay Health Care Ltd.	165	6,581
ResMed, Inc.	25	2,590
Ryman Healthcare Ltd.	23	186
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,877	7,939
Sinopharm Group Co. Ltd., Class H	5,144	20,686
Sonic Healthcare Ltd.	258	4,676
Sonova Holding AG	18	3,224
Straumann Holding AG	2	1,521
Sysmex Corp.	84	7,842
Terumo Corp.	49	2,809
Top Glove Corp. Bhd	431	1,295
Varian Medical Systems, Inc.[1]	26	2,957
Total Health Care Equipment & Services		701,386

Household & Personal Products—1.8%
Amorepacific Corp.	16	4,630
AMOREPACIFIC Group	56	6,205
Beiersdorf AG	95	10,786
Clorox Co. (The)[3]	59	7,980
Colgate-Palmolive Co.	293	18,989
Dabur India Ltd.	249	1,423
Essity AB, Class B	504	12,462
Estee Lauder Cos., Inc., (The), Class A	62	8,847
Henkel AG & Co KGaA	151	16,793
Hindustan Unilever Ltd.	260	6,228
Kao Corp.	237	18,080
Kimberly-Clark Corp.	205	21,595
Kimberly-Clark de Mexico SAB de CV, Class A	762	1,301
LG Household & Health Care Ltd.	6	7,515
Lion Corp.	259	4,747
L’Oreal SA	155	38,275
Marico Ltd.	235	1,137

20     OPPENHEIMER ETF TRUST

	Shares	Value
Household & Personal Products (continued)
Natura Cosmeticos SA	318	$2,502
Procter & Gamble Co. (The)	1,057	82,509
PT Unilever Indonesia Tbk	1,107	3,561
Reckitt Benckiser Group PLC	237	19,522
Shiseido Co. Ltd.	112	8,896
Unicharm Corp.	301	9,057
Unilever NV	857	47,813
Unilever PLC	606	33,539
Total Household & Personal Products		394,392

Insurance—5.4%
Aegon NV	4,885	29,293
Allianz SE	465	96,106
Allstate Corp. (The)	428	39,064
Assicurazioni Generali SpA	5,170	86,741
Aviva PLC	5,702	37,941
AXA SA	5,268	129,256
Cathay Financial Holding Co. Ltd.	3,880	6,847
CNP Assurances	1,880	42,780
Gjensidige Forsikring ASA	247	4,049
Great-West Lifeco, Inc.	1,223	30,049
Hyundai Marine & Fire Insurance Co. Ltd.	501	15,149
Insurance Australia Group Ltd.	1,213	7,645
Intact Financial Corp.	109	7,727
Legal & General Group PLC	2,959	10,392
Manulife Financial Corp.	1,366	24,528
Mapfre SA	8,397	25,343
Marsh & McLennan Cos., Inc.	204	16,722
MS&AD Insurance Group Holdings, Inc.	1,656	51,490
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	310	65,529
NN Group NV	384	15,620
Old Mutual Ltd.[1]	2,000	3,971
Principal Financial Group, Inc.	127	6,725
Progressive Corp. (The)	497	29,398
Prudential Financial, Inc.	342	31,980
Prudential PLC	2,651	60,707
QBE Insurance Group Ltd.	1,812	13,040
RSA Insurance Group PLC	1,296	11,625
	Shares	Value
Insurance (continued)
Samsung Fire & Marine Insurance Co. Ltd.	98	$23,214
Sanlam Ltd.	1,957	10,005
Sompo Holdings, Inc.	1,034	41,821
Sun Life Financial, Inc.	329	13,213
Suncorp Group Ltd.	1,085	11,696
Swiss Re AG	464	40,047
T&D Holdings, Inc.	960	14,426
Tokio Marine Holdings, Inc.	1,207	56,588
Travelers Cos., Inc. (The)	231	28,260
Tryg A/S	142	3,333
Willis Towers Watson PLC	61	9,248
Zurich Insurance Group AG	157	46,501
Total Insurance		1,198,069

Materials—6.2%
Agnico Eagle Mines Ltd.	61	2,795
Air Liquide SA	222	27,915
Akzo Nobel NV	153	13,097
Amcor Ltd.	1,304	13,883
Anglo American PLC	1,348	30,162
Antofagasta PLC	382	4,993
Arkema SA	92	10,892
Asahi Kasei Corp.	1,642	20,872
Asian Paints Ltd.	142	2,621
Avery Dennison Corp.	71	7,249
Axalta Coating Systems Ltd[1]	161	4,880
Ball Corp.	416	14,789
BASF SE	891	85,210
BHP Billiton Ltd.	1,158	29,013
BHP Billiton PLC	823	18,537
BlueScope Steel Ltd.	738	9,411
Boliden AB	181	5,880
Boral Ltd.	1,276	6,156
Cementos Argos SA	1,589	5,302
China Steel Corp.	18,000	13,992
Chr Hansen Holding A/S	16	1,478
Clariant AG1	311	7,461
Covestro AG2	221	19,719
CRH PLC	70	2,472
Croda International PLC	33	2,092
Daicel Corp.	399	4,416
DowDuPont, Inc.	1,347	88,794
Ecolab, Inc.	111	15,577
Evonik Industries AG	559	19,142
Fletcher Building Ltd.	2,297	10,808
Fortescue Metals Group Ltd.	2,573	8,346
Franco-Nevada Corp.	11	802

21     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Materials (continued)
Fresnillo PLC	148	$2,234
Givaudan SA	3	6,804
Grupo Argos SA	983	6,647
Hanwha Chemical Corp.	410	8,038
HeidelbergCement AG	274	23,059
Hitachi Chemical Co. Ltd.	302	6,094
Hitachi Metals Ltd.	881	9,147
Imerys SA	83	6,711
International Flavors & Fragrances, Inc.	32	3,967
James Hardie Industries PLC	207	3,469
JFE Holdings, Inc.	1,900	35,954
Johnson Matthey PLC	450	21,501
JSR Corp.	268	4,563
K+S AG3	180	4,445
Kaneka Corp.	751	6,733
Kansai Paint Co. Ltd.	204	4,240
Kinross Gold Corp.[1]	1,077	4,053
Klabin SA	527	2,685
Kobe Steel Ltd.	1,919	17,567
Koninklijke DSM NV	123	12,368
Kumba Iron Ore Ltd.	188	4,043
Kuraray Co. Ltd.	369	5,084
LafargeHolcim Ltd.[1]	654	31,865
LG Chem Ltd.	85	25,435
Linde AG	106	25,297
Lucky Cement Ltd.	325	1,359
Lundin Mining Corp.	372	2,067
Mitsubishi Chemical Holdings Corp.	4,524	37,878
Mitsubishi Materials Corp.	576	15,835
Mitsui Chemicals, Inc.	509	13,556
Mondi Ltd.	124	3,362
Mondi PLC	342	9,261
Mosaic Co. (The)	311	8,724
Newcrest Mining Ltd.	246	3,962
Newmont Mining Corp.	222	8,372
Nippon Steel & Sumitomo Metal Corp.	2,900	56,958
Nitto Denko Corp.	97	7,341
Norsk Hydro ASA	2,597	15,546
Novozymes A/S, Class B	47	2,384
Nutrien Ltd.	423	22,998
Orica Ltd.	329	4,315
PPG Industries, Inc.	167	17,323
Praxair, Inc.	86	13,601
PTT Global Chemical PCL	5,954	13,119
Rio Tinto PLC	612	33,944
Sherwin-Williams Co. (The)	46	18,748
	Shares	Value
Materials (continued)
Shin-Etsu Chemical Co. Ltd.	140	$12,479
Sika AG	60	8,302
Solvay SA	118	14,900
South32 Ltd.	2,934	7,826
Stora Enso OYJ, Class R	639	12,504
Sumitomo Chemical Co. Ltd.	4,286	24,300
Sumitomo Metal Mining Co. Ltd.	241	9,221
Symrise AG	49	4,296
Taiheiyo Cement Corp.	323	10,629
Teck Resources Ltd., Class B	392	9,980
Teijin Ltd.	460	8,439
thyssenkrupp AG	2,338	56,833
Titan Cement Co. SA	134	3,395
Toray Industries, Inc.	2,849	22,480
Umicore SA	296	16,986
UPM-Kymmene OYJ	456	16,302
voestalpine AG	339	15,614
West Fraser Timber Co. Ltd.	78	5,366
WestRock Co.	287	16,365
Wheaton Precious Metals Corp.	44	971
Total Materials		1,378,600

Media—1.0%
Astro Malaysia Holdings Bhd	4,383	1,725
Axel Springer SE	65	4,701
Eutelsat Communications SA	106	2,199
ITV PLC	2,272	5,219
JCDecaux SA	134	4,484
Liberty Global PLC, Class A1	152	4,186
Liberty Global PLC, Class C1	448	11,921
Naspers Ltd., Class N	31	7,882
Omnicom Group, Inc.	239	18,228
Pearson PLC	590	6,894
ProSiebenSat.1 Media SE	185	4,694
Publicis Groupe SA	193	13,281
Schibsted ASA, Class B	54	1,524
SES SA	122	2,235
Singapore Press Holdings Ltd.	412	786
Sky PLC	1,188	22,923
Telenet Group Holding NV1	64	2,989
Toho Co. Ltd.	37	1,241
Vivendi SA	745	18,266
Walt Disney Co. (The)	639	66,974
WPP PLC	1,376	21,673
Total Media		224,025

22     OPPENHEIMER ETF TRUST

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—3.5%
AbbVie, Inc.	317	$29,370
Agilent Technologies, Inc.	84	5,195
Amgen, Inc.	143	26,396
Astellas Pharma, Inc.	975	14,867
AstraZeneca PLC	330	22,886
Bayer AG	412	45,385
Biogen, Inc.[1]	52	15,092
Bristol-Myers Squibb Co.	472	26,120
Chugai Pharmaceutical Co. Ltd.	134	7,029
CSL Ltd.	62	8,824
Daiichi Sankyo Co. Ltd.	294	11,246
Eisai Co. Ltd.	114	8,032
Eli Lilly & Co.	351	29,951
Genmab A/S1	2	309
Gilead Sciences, Inc.	461	32,657
GlaxoSmithKline PLC	2,487	50,230
Grifols SA	129	3,883
H Lundbeck A/S	49	3,443
Ipsen SA	18	2,824
IQVIA Holdings, Inc.[1]	108	10,781
Jazz Pharmaceuticals PLC[1]	12	2,068
Johnson & Johnson	737	89,428
Kalbe Farma Tbk PT	19,233	1,637
Kyowa Hakko Kirin Co. Ltd.	192	3,871
Lonza Group AG1	23	6,104
Merck & Co., Inc.	816	49,531
Merck KGaA	65	6,346
Mettler-Toledo International, Inc.[1]	6	3,472
Mitsubishi Tanabe Pharma Corp.	216	3,732
Novartis AG	860	65,200
Novo Nordisk A/S, Class B	360	16,698
Ono Pharmaceutical Co. Ltd.	100	2,345
Orion OYJ, Class B	32	863
Otsuka Holdings Co. Ltd.	300	14,528
Piramal Enterprises Ltd.	53	1,962
QIAGEN NV1	45	1,639
Roche Holding AG	235	52,197
Sanofi	677	54,263
Santen Pharmaceutical Co. Ltd.	100	1,743
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	116	637
Shionogi & Co. Ltd.	98	5,035
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Sumitomo Dainippon Pharma Co. Ltd.	287	$6,076
Takeda Pharmaceutical Co. Ltd.	426	17,992
UCB SA	86	6,762
Vertex Pharmaceuticals, Inc.[1]	19	3,229
Vifor Pharma AG	9	1,438
Waters Corp.[1]	14	2,710
Zoetis, Inc.	74	6,304
Total Pharmaceuticals, Biotechnology & Life Sciences		782,330

Real Estate—1.1%
Aeon Mall Co. Ltd.	176	3,162
American Tower Corp.	58	8,362
Ascendas Real Estate Investment Trust	419	811
Azrieli Group Ltd.	19	942
Boston Properties, Inc.	26	3,261
British Land Co. PLC (The)	89	790
CapitaLand Commercial Trust	207	252
CapitaLand Ltd.	1,610	3,731
CapitaLand Mall Trust	401	609
CBRE Group, Inc., Class A1	358	17,091
Central Pattana PCL	816	1,718
City Developments Ltd.	388	3,110
Covivio	11	1,144
Daiwa House Industry Co. Ltd.	1,117	38,079
Deutsche Wohnen SE	32	1,547
Dexus	133	954
Duke Realty Corp.	30	871
Equinix, Inc.	13	5,589
First Capital Realty, Inc.	40	628
Gecina SA	5	837
Goodman Group	239	1,699
GPT Group (The)	194	725
Growthpoint Properties Ltd.	503	980
Hammerson PLC	38	262
Hang Lung Group Ltd.	609	1,708
Hang Lung Properties Ltd.	753	1,553
HCP, Inc.	90	2,324
Host Hotels & Resorts, Inc.	303	6,384
Hulic Co. Ltd.	300	3,204
Hyprop Investments Ltd.	32	239

23     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Real Estate (continued)
Hysan Development Co. Ltd.	86	$480
ICADE	27	2,531
Iron Mountain, Inc.[3]	146	5,111
Jones Lang LaSalle, Inc.	55	9,129
Klepierre SA	49	1,845
Land Securities Group PLC	86	1,086
LendLease Group	1,144	16,744
Liberty Property Trust	17	754
Link REIT	166	1,516
Macerich Co. (The)	20	1,137
Mirvac Group	1,084	1,738
Mitsubishi Estate Co. Ltd.	664	11,612
Mitsui Fudosan Co. Ltd.	704	16,995
NEPI Rockcastle PLC	33	295
Nomura Real Estate Holdings, Inc.	284	6,302
Prologis, Inc.	49	3,219
Redefine Properties Ltd.	946	724
SBA Communications Corp.[1]	12	1,981
Segro PLC	48	424
Sime Darby Property Bhd	2,446	727
SM Prime Holdings, Inc.	3,113	2,097
Stockland	879	2,578
Sun Hung Kai Properties Ltd.	824	12,435
Swire Pacific Ltd., Class A	723	7,658
Swire Properties Ltd.	789	2,916
Swiss Prime Site AG1	12	1,102
Tokyu Fudosan Holdings Corp.	1,468	10,364
UDR, Inc.	28	1,051
Unibail-Rodamco-Westfield	12	2,642
UOL Group Ltd.	317	1,772
Weyerhaeuser Co.	236	8,605
Wharf Real Estate Investment Co. Ltd.	425	3,025
Total Real Estate		253,161

Retailing—3.1%
Best Buy Co., Inc.	639	47,657
Booking Holdings, Inc.[1]	7	14,190
Canadian Tire Corp. Ltd., Class A	88	11,480
Dufry AG1	70	8,911
Fast Retailing Co. Ltd.	60	27,577
Foschini Group Ltd. (The)	147	1,866
Gap, Inc. (The)	588	19,045
	Shares	Value
Retailing (continued)
Harvey Norman Holdings Ltd.	617	$1,514
Hennes & Mauritz AB, Class B3	1,430	21,340
Home Depot, Inc. (The)	629	122,718
Home Product Center PCL	6,874	2,780
Hotai Motor Co. Ltd.	637	5,610
Imperial Holdings Ltd.	703	10,047
Industria de Diseno Textil SA	1,125	38,433
J Front Retailing Co. Ltd.	299	4,554
Jardine Cycle & Carriage Ltd.	871	20,327
Kingfisher PLC	4,701	18,433
LKQ Corp.[1]	375	11,963
Lojas Renner SA	260	1,985
Lowe’s Cos., Inc.	927	88,593
Marks & Spencer Group PLC	4,378	17,057
Marui Group Co. Ltd.	100	2,107
Mr Price Group Ltd.	91	1,502
Next PLC	87	6,949
Nitori Holdings Co. Ltd.	38	5,928
Nordstrom, Inc.[3]	401	20,764
Rakuten, Inc.	1,600	10,825
S.A.C.I. Falabella	1,832	16,866
Target Corp.	1,108	84,341
Tiffany & Co.	47	6,185
Tractor Supply Co.	115	8,796
Woolworths Holdings Ltd.	1,515	6,129
Yamada Denki Co. Ltd.	3,949	19,644
Zalando SE1,2	119	6,651
Total Retailing		692,767

Semiconductors & Semiconductor Equipment—1.1%
Analog Devices, Inc.	66	6,331
Applied Materials, Inc.	373	17,229
ASE Technology Holding Co. Ltd.	4,632	10,878
ASM Pacific Technology Ltd.	197	2,491
ASML Holding NV	66	13,077
Infineon Technologies AG	364	9,278
Intel Corp.	1,372	68,202
Lam Research Corp.	57	9,852
Macronix International[1]	1,000	1,424
Marvell Technology Group Ltd.[3]	130	2,787
NVIDIA Corp.	48	11,371
Skyworks Solutions, Inc.	46	4,446

24     OPPENHEIMER ETF TRUST

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
STMicroelectronics NV	430	$9,594
Taiwan Semiconductor Manufacturing Co. Ltd.	5,475	38,878
Texas Instruments, Inc.	161	17,750
Tokyo Electron Ltd.	59	10,131
United Microelectronics Corp.	12,000	6,671
Xilinx, Inc.	41	2,676
Total Semiconductors & Semiconductor Equipment		243,066

Software & Services—4.3%
Accenture PLC, Class A	298	48,750
Adobe Systems, Inc.[1]	39	9,509
Alphabet, Inc., Class A1	51	57,589
Alphabet, Inc., Class C1	63	70,286
Amadeus IT Group SA	89	7,024
ANSYS, Inc.[1]	8	1,393
Atos SE	135	18,434
Autodesk, Inc.[1]	17	2,228
Automatic Data Processing, Inc.	119	15,963
BlackBerry Ltd.[1]	95	916
Broadridge Financial Solutions, Inc.	44	5,064
CA, Inc.	144	5,134
Cadence Design Systems, Inc.[1]	56	2,425
Capgemini SE	139	18,696
CGI Group, Inc., Class A1	151	9,563
Cielo SA	908	3,899
Citrix Systems, Inc.[1]	31	3,250
Cognizant Technology Solutions Corp., Class A	231	18,247
Computershare Ltd.	190	2,587
Dassault Systemes SE	35	4,904
Dell Technologies, Inc., Class V1	112	9,473
DXC Technology Co.	287	23,135
Fortinet, Inc.[1]	28	1,748
Fujitsu Ltd.	7,173	43,505
Gartner, Inc.[1,3]	31	4,120
HCL Technologies Ltd.	686	9,274
Infosys Ltd.	734	14,004
International Business Machines Corp.	645	90,106
Intuit, Inc.	34	6,946
Jack Henry & Associates, Inc.	14	1,825
	Shares	Value
Software & Services (continued)
Konami Holdings Corp.	100	$5,092
Mastercard, Inc., Class A	77	15,132
Micro Focus International PLC	293	5,120
Microsoft Corp.	1,211	119,417
NAVER Corp.	9	6,161
NCSoft Corp.	6	1,997
Nice Ltd.[1]	15	1,547
Nintendo Co. Ltd.	20	6,536
Nomura Research Institute Ltd.	129	6,254
NTT Data Corp.	2,100	24,192
Open Text Corp.	93	3,271
Oracle Corp.	1,009	44,457
Oracle Corp. Japan	80	6,536
Otsuka Corp.	214	8,395
PayPal Holdings, Inc.[1]	192	15,988
Perspecta, Inc.	22	452
Red Hat, Inc.[1]	20	2,687
Sabre Corp.	179	4,411
Sage Group PLC (The)	310	2,573
salesforce.com, Inc.[1]	100	13,640
SAP SE	309	35,698
ServiceNow, Inc.[1]	13	2,242
Shopify, Inc., Class A1	5	729
Splunk, Inc.[1]	13	1,288
Symantec Corp.	262	5,410
Take-Two Interactive Software, Inc.[1]	20	2,367
Tata Consultancy Services Ltd.	776	20,928
Tech Mahindra Ltd.	593	5,673
Tencent Holdings Ltd.	864	43,368
Ubisoft Entertainment SA1	23	2,524
Visa, Inc., Class A	139	18,411
VMware Inc, Class A1	18	2,645
Western Union Co. (The)[3]	323	6,567
Wipro Ltd.	2,522	9,626
Workday, Inc., Class A1	12	1,453
Total Software & Services		962,784

Technology Hardware & Equipment—5.9%
AAC Technologies Holdings, Inc.	262	3,690
Acer, Inc.[1]	11,601	9,475
Apple, Inc.	1,513	280,071
Arista Networks, Inc.[1]	8	2,060
AU Optronics Corp.	31,947	13,517
BYD Electronic International Co. Ltd.	4,367	5,978

25     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Technology Hardware & Equipment (continued)
Chicony Electronics Co. Ltd.	1,000	$2,253
Cisco Systems, Inc.	1,316	56,627
Cognex Corp.[3]	19	848
CommScope Holding Co., Inc.[1]	180	5,257
Corning, Inc.	425	11,692
Delta Electronics, Inc.	2,570	9,230
F5 Networks, Inc.[1]	14	2,414
Flex Ltd.[1]	2,082	29,377
FLIR Systems, Inc.	38	1,975
FUJIFILM Holdings Corp.	794	31,010
Hewlett Packard Enterprise Co.	1,979	28,913
Hitachi High-Technologies Corp.	178	7,264
Hitachi Ltd.	12,892	90,971
HP, Inc.	2,949	66,913
Ingenico Group SA	44	3,956
Inventec Corp.	24,734	19,430
Keyence Corp.	9	5,083
Keysight Technologies, Inc.[1]	72	4,250
Konica Minolta, Inc.	1,197	11,120
Kyocera Corp.	240	13,536
Lenovo Group Ltd.	107,603	58,290
LG Display Co. Ltd.	1,496	24,564
LG Innotek Co. Ltd.	73	9,465
Lite-On Technology Corp.	7,219	8,737
Micro-Star International Co. Ltd.	1,396	4,313
Motorola Solutions, Inc.	69	8,029
Murata Manufacturing Co. Ltd.	76	12,776
NEC Corp.	1,175	32,248
Nokia OYJ	5,572	32,073
Omron Corp.	160	7,468
Samsung Electro-Mechanics Co. Ltd.	68	9,061
Samsung Electronics Co. Ltd.	5,498	230,132
Samsung SDI Co. Ltd.	41	7,873
Seagate Technology PLC	222	12,536
Seiko Epson Corp.	753	13,093
Shimadzu Corp.	176	5,323
TDK Corp.	171	17,476
TE Connectivity Ltd.	170	15,310
Telefonaktiebolaget LM Ericsson, Class B	3,298	25,533
Trimble, Inc.[1]	92	3,021
Wistron Corp.	44,101	32,763
Xerox Corp.	439	10,536
	Shares	Value
Technology Hardware & Equipment (continued)
Yaskawa Electric Corp.	66	$2,333
Yokogawa Electric Corp.	226	4,024
Total Technology Hardware & Equipment		1,303,887

Telecommunication Services—4.0%
Advanced Info Service PCL	1,209	6,751
Axiata Group Bhd	5,775	5,433
Bharti Infratel Ltd.	241	1,057
BT Group PLC	14,524	41,764
CenturyLink, Inc.	1,858	34,633
Chunghwa Telecom Co. Ltd.	2,593	9,355
DiGi.Com BHD	1,641	1,686
Elisa OYJ	51	2,362
Far EasTone Telecommunications Co. Ltd.	1,270	3,282
Globe Telecom, Inc.	100	2,886
Hellenic Telecommunications Organization SA	410	5,074
HKT Trust & HKT Ltd.	3,852	4,920
KDDI Corp.	2,239	61,269
Koninklijke KPN NV	3,254	8,852
Maxis Bhd	1,840	2,487
Millicom International Cellular SA	77	4,553
MTN Group Ltd.	1,470	11,572
Nippon Telegraph & Telephone Corp.	2,823	128,349
NTT DOCOMO, Inc.	2,142	54,582
O2 Czech Republic AS	154	1,766
Ooredoo Q.P.S.C.	594	11,862
Orange SA	3,526	59,055
PCCW Ltd.	9,339	5,261
Proximus SADP	320	7,215
Rogers Communications, Inc., Class B	211	10,016
Singapore Telecommunications Ltd.	6,262	14,145
SK Telecom Co. Ltd.	109	22,788
SoftBank Group Corp.	1,300	93,576
Spark New Zealand Ltd.	1,165	2,942
Swisscom AG	31	13,837
Taiwan Mobile Co. Ltd.	1,697	6,151
Tele2 AB, Class B	240	2,825
Telecom Italia SpA[1]	23,254	17,306
Telecom Italia SpA -RSP	11,562	7,554

26     OPPENHEIMER ETF TRUST

	Shares	Value
Telecommunication Services (continued)
Telefonica Deutschland Holding AG	2,366	$9,326
Telefonica SA	8,183	69,544
Telekom Malaysia Bhd	3,052	2,350
Telekomunikasi Indonesia Persero Tbk PT	46,663	12,211
Telenor ASA	884	18,129
Telia Co. AB	2,170	9,936
Telstra Corp. Ltd.	11,133	21,551
TELUS Corp.	344	12,212
True Corp. PCL	25,650	4,103
Turkcell Iletisim Hizmetleri AS	1,851	4,917
Vodacom Group Ltd.	701	6,280
Vodafone Group PLC	24,317	59,015
Total Telecommunication Services		896,740

Transportation—3.0%
A.P. Moeller—Maersk A/S, Class A	14	16,618
A.P. Moeller—Maersk A/S, Class B	12	14,946
Aena SME SA2	28	5,083
Aeroports de Paris	24	5,428
Airports of Thailand PCL	1,395	2,653
AMERCO[3]	12	4,274
ANA Holdings, Inc.	563	20,682
Atlantia SpA	255	7,538
Auckland International Airport Ltd.	74	340
Aurizon Holdings Ltd.	877	2,806
BTS Group Holdings PCL	6,602	1,754
C.H. Robinson Worldwide, Inc.	194	16,230
Canadian National Railway Co.	145	11,853
Central Japan Railway Co.	104	21,558
CSX Corp.	208	13,266
Delta Air Lines, Inc.	942	46,667
Deutsche Post AG	2,155	70,374
DSV A/S	179	14,462
East Japan Railway Co.	301	28,846
easyJet PLC	350	7,731
Eva Airways Corp.	13,320	6,444
Expeditors International of Washington, Inc.	111	8,114
Fraport AG Frankfurt Airport Services Worldwide	43	4,148
Getlink SE	94	1,289
	Shares	Value
Transportation (continued)
Hankyu Hanshin Holdings, Inc.	187	$7,521
Kamigumi Co. Ltd.	100	2,079
Kansas City Southern	27	2,861
Keio Corp.	122	5,904
Keisei Electric Railway Co. Ltd.	100	3,435
Kintetsu Group Holdings Co. Ltd.	314	12,813
Kuehne + Nagel International AG	147	22,088
Kyushu Railway Co.	160	4,897
Latam Airlines Group SA	874	8,702
Localiza Rent a Car SA	288	1,776
MTR Corp. Ltd.	1,457	8,060
Nagoya Railroad Co. Ltd.	263	6,791
Nippon Express Co. Ltd.	290	21,050
Nippon Yusen KK	1,076	21,362
Norfolk Southern Corp.	82	12,371
Odakyu Electric Railway Co. Ltd.	273	5,861
Royal Mail PLC	2,217	14,793
SATS Ltd.	362	1,327
Singapore Airlines Ltd.	1,630	12,779
Sinotrans Ltd., Class H	7,973	4,207
Southwest Airlines Co.	477	24,270
Sydney Airport	233	1,233
TAV Havalimanlari Holding AS	305	1,494
Tobu Railway Co. Ltd.	199	6,090
Tokyu Corp.	756	13,023
Transurban Group	300	2,653
Union Pacific Corp.	173	24,511
United Parcel Service, Inc., Class B	530	56,302
West Japan Railway Co.	193	14,225
Yamato Holdings Co. Ltd.	600	17,681
Total Transportation		675,263

Utilities—6.0%
AES Corp.	1,050	14,080
Aguas Andinas SA, Class A	1,971	1,080
Alliant Energy Corp.	101	4,274
Ameren Corp.	131	7,971
American Electric Power Co., Inc.	285	19,736
American Water Works Co., Inc.	51	4,354
APA Group	358	2,605
Atco Ltd., Class I	128	3,949

27     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Utilities (continued)
AusNet Services	1,440	$1,708
Canadian Utilities Ltd., Class A	117	2,953
Centrica PLC	23,724	49,379
CEZ AS	440	10,407
China Longyuan Power Group Corp. Ltd., Class H	2,206	1,777
CLP Holdings Ltd.	1,368	14,734
CMS Energy Corp.	180	8,510
Colbun SA	9,735	2,018
Consolidated Edison, Inc.	198	15,440
Dominion Energy, Inc.	240	16,363
DTE Energy Co.	151	15,648
Duke Energy Corp.	384	30,367
E.ON SE	5,016	53,610
Edison International	240	15,185
EDP—Energias de Portugal SA	5,565	22,091
EDP—Energias do Brasil SA	1,203	4,337
Electric Power Development Co. Ltd.	373	9,631
Electricite de France SA	6,881	94,640
Endesa SA3	1,237	27,289
Enel Americas SA	60,913	10,731
Enel SpA	18,274	101,494
Engie Brasil Energia SA	227	2,020
Engie SA	5,580	85,541
Entergy Corp.	176	14,219
Eversource Energy	163	9,553
Exelon Corp.	1,029	43,835
Fortis, Inc.	248	7,922
Fortum OYJ	260	6,205
Gas Natural SDG SA3	1,293	34,239
HK Electric Investments & HK Electric Investments Ltd.[2]	2,050	1,955
Huaneng Renewables Corp. Ltd., Class H	2,260	752
Hydro One Ltd.[2]	389	5,926
Iberdrola SA	5,912	45,723
Infraestructura Energetica Nova SAB de CV	397	1,790
Innogy SE2	1,397	59,844
Interconexion Electrica SA ESP	431	2,128
Korea Gas Corp.[1]	465	26,786
Kyushu Electric Power Co., Inc.	1,808	20,175
Meridian Energy Ltd.	1,104	2,332
	Shares	Value
Utilities (continued)
National Grid PLC	1,937	$21,441
NextEra Energy, Inc.	129	21,547
NiSource, Inc.	243	6,386
Orsted A/S2	179	10,827
Osaka Gas Co. Ltd.	696	14,405
PG&E Corp.	476	20,259
Pinnacle West Capital Corp.	56	4,511
Power Assets Holdings Ltd.	50	350
Power Grid Corp of India Ltd.	1,729	4,715
Public Service Enterprise Group, Inc.	220	11,911
Red Electrica Corp. SA3	150	3,054
RusHydro PJSC[4]	11,467	12,040
RWE AG	2,422	55,213
SCANA Corp.	151	5,817
Sempra Energy	130	15,094
Southern Co. (The)	636	29,453
SSE PLC	2,613	46,745
Suez	1,526	19,786
Terna Rete Elettrica Nazionale SpA	626	3,385
Toho Gas Co. Ltd.	152	5,263
Tokyo Gas Co. Ltd.	690	18,318
Towngas China Co. Ltd.[1]	1,376	1,335
United Utilities Group PLC	269	2,710
Veolia Environnement SA	1,583	33,878
WEC Energy Group, Inc.	154	9,956
Xcel Energy, Inc.	314	14,344
Total Utilities		1,330,049

Total Common Stocks (Cost $21,533,123)		21,985,650
PREFERRED STOCKS—0.7%
Automobiles & Components—0.1%
Bayerische Motoren Werke AG, 5.86%	134	10,686

Banks—0.3%
Itausa—Investimentos Itau SA, 5.67%	341	814
Banco Bradesco SA, 3.76%	4,951	34,616
Itau Unibanco Holding SA, 6.37%	2,704	28,351
Bancolombia SA, 2.85%	328	3,989
Total Banks		67,770

Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C1,6	265,717	351

28     OPPENHEIMER ETF TRUST

	Shares	Value
Food & Staples Retailing—0.0%[5]
Cia Brasileira de Distribuicao, 1.23%	490	$9,920

Food, Beverage & Tobacco—0.0%[5]
Embotelladora Andina SA, Class B, 3.38%	333	1,296

Health Care Equipment & Services—0.0%[5]
Sartorius AG, 0.35%	7	1,047

Household & Personal Products—0.1%
Henkel AG & Co KGaA, 1.64%	92	11,762
LG Household & Health Care Ltd., 1.31%	1	655
Amorepacific Corp.	6	834
Total Household & Personal Products, 0.91%		13,251

Materials—0.0%[5]
Sociedad Quimica y Minera de Chile SA, Class B, 4.08%	21	1,014
LG Chem Ltd., 3.06%	16	2,893
Total Materials		3,907

Technology Hardware & Equipment—0.2%
Samsung Electronics Co. Ltd., 2.41%	984	33,241

Telecommunication Services—0.0%[5]
Telefonica Brasil SA, 5.99%	781	9,285

Utilities—0.0%[5]
Cia Energetica de Minas Gerais, 6.18%	2,756	5,229

Total Preferred Stocks (Cost $157,078)		155,983
RIGHT—0.0%[5]
Banks—0.0%[5]
Intesa Sanpaolo SpA, expiring 7/20/18 (Cost $—)[1]	9,937	167
	Shares	Value
Investment of Cash Collateral for Securities Loaned—0.9%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[7] (Cost $205,789)	205,789	$205,789
Total Investments—100.6% (Cost $21,895,990)		22,347,589
Liabilities in Excess of Other Assets—(0.6)%		(133,406)
Net Assets—100.0%		$22,214,183

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $146,948 or 0.66% of the Fund’s net assets at period end.

3. All or a portion of the security was on loan. The aggregate value of the securities on loan was $359,843; total value of the collateral held by the Fund was $372,584. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $166,795 (Note 4).

4. American Depositary Receipt.

5. Less than 0.05%.

6. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

7. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

29     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Continued
Oppenheimer Global ESG Revenue ETF

Geographical Holdings
Country	Value	% of Net Assets
United States	$6,206,513	27.9%
Japan	3,488,760	15.7
France	2,141,415	9.6
Germany	1,512,182	6.8
United Kingdom	1,352,576	6.1
Netherlands	939,292	4.2
Canada	809,122	3.6
South Korea	782,949	3.5
Switzerland	631,969	2.9
Spain	518,387	2.3
Australia	517,798	2.3
Italy	308,976	1.4
Brazil	280,536	1.3
Sweden	263,646	1.2
Taiwan	246,661	1.1
China	220,917	1.0
India	219,542	1.0
South Africa	190,966	0.9
Singapore	170,887	0.8
Thailand	167,751	0.8
Belgium	135,497	0.6
Norway	134,599	0.6
Denmark	130,046	0.6
Finland	111,346	0.5
Hong Kong	97,861	0.4
Chile	83,587	0.4
Indonesia	76,255	0.3
Austria	72,317	0.3
Malaysia	67,191	0.3

Country	Value	% of Net Assets
Portugal	$61,965	0.3%
Turkey	58,613	0.3
Mexico	52,350	0.2
Poland	40,229	0.2
Ireland	32,267	0.2
Qatar	29,651	0.1
Russia	29,391	0.1
Colombia	27,586	0.1
Hungary	23,217	0.1
Israel	18,725	0.1
New Zealand	17,304	0.1
United Arab Emirates	17,184	0.1
Czech Republic	14,230	0.1
Greece	10,085	0.1
Macau	9,829	0.1
Philippines	9,800	0.0	[1]
Peru	6,303	0.0	[1]
Bermuda	2,787	0.0	[1]
Luxembourg	2,235	0.0	[1]
Egypt	2,231	0.0	[1]
Pakistan	1,768	0.0	[1]
Romania	295	0.0	[1]
Total Investments	22,347,589	100.6
Liabilities in Excess of Other Assets	(133,406)	(0.6)
Net Assets	$22,214,183	100.0%

1. Less than 0.05%

The accompanying notes are an integral part of these financial statements.

30     OPPENHEIMER ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2018

	Oppenheimer ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF
Assets:
Investments at value (including securities on loan) (Note 3)[1]	$22,871,670	$22,347,589
Cash	323	29,400
Foreign currency at value	—	8,898
Receivables and other assets:
Dividends	27,978	42,429
Investment securities sold	—	24,123
Securities lending income, net (Note 4)	54	142
Reclaims	—	2,931
Total Assets	22,900,025	22,455,512

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)[2]	33,486	205,789
Investment securities purchased	—	25,152
Management fees (Note 9)	7,680	8,436
Deferred foreign tax payable	—	1,952
Total Liabilities	41,166	241,329

Net Assets	$22,858,859	$22,214,183

Composition of Net Assets:
Paid-in capital	$21,040,212	$21,946,947
Accumulated undistributed net investment income	23,810	34,795
Accumulated undistributed net realized loss on investments and foreign currency transactions	(352,387)	(216,912)
Net unrealized appreciation on investments and foreign currency translations	2,147,224	449,353	[3]

Net Assets	$22,858,859	$22,214,183
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	750,000	750,000
Net asset value, offering and redemption price per share	$30.48	$29.62
Investments at cost	$20,724,446	$21,895,990
Foreign currency at cost	—	8,816
1. Includes value of securities on loan:	$629,231	$359,843
2. Non-cash collateral for securities on loan:	$610,490	$166,795
3. Net of foreign taxes of $1,952.

The accompanying notes are an integral part of these financial statements.
31      OPPENHEIMER ETF TRUST

STATEMENTS OF OPERATIONS For The Year Ended June 30, 2018

	Oppenheimer ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF
Investment Income:
Dividend income	$606,786	$695,235
Foreign withholding tax	—	(72,372)
Securities lending income, net (Note 4)	537	1,942
Total Income	607,323	624,805

Expenses:
Management fees (Note 9)	93,960	101,384
BNY Fund Services fees	4,550	17,754
Professional fees	6,374	5,911
Trustees fees	2,259	2,233
NYSE listing fees	1,075	1,075
Other expenses	3,250	2,775
Total Expenses	111,468	131,132
Less expense waivers and reimbursements (Note 9)	(17,508)	(29,748)
Net Expenses	93,960	101,384

Net Investment Income	513,363	523,421

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(342,349)	(9,570)[1]
Net realized gain on in-kind redemptions	2,060,927	1,708,590
Net realized gain on foreign currency transactions	—	1,436
Total net realized gain	1,718,578	1,700,456
Net change in unrealized appreciation (depreciation) on investments	47,156	(471,479)[2]
Net change in unrealized depreciation on foreign currency translations	—	(44)
Net change in unrealized appreciation (depreciation)	47,156	(471,523)
Net realized and unrealized gain on investments	1,765,734	1,228,933
Net Increase in Net Assets Resulting From Operations	$2,279,097	$1,752,354

1. Net of foreign taxes of $1,750.

2. Net of change in deferred foreign taxes of $1,952.

The accompanying notes are an integral part of these financial statements.

32      OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oppenheimer ESG Revenue ETF		Oppenheimer Global ESG Revenue ETF
	Year Ended June 30, 2018	For the Period October 31, 2016[1] to June 30, 2017	Year Ended June 30, 2018	For the Period October 31, 2016[1] to June 30, 2017
Operations
Net investment income	$513,363	$324,935	$523,421	$263,619
Net realized gain on investments, in-kind redemptions and foreign currency transactions	1,718,578	510,270	1,700,456	1,163,859
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	47,156	2,100,068	(471,523)	920,876
Net increase in net assets resulting from operations	2,279,097	2,935,273	1,752,354	2,348,354

Distributions To Shareholders From:
Net investment income	(603,824)	(210,664)	(617,833)	(148,617)
Realized gains	—	—	(84,675)	—
Total distributions to shareholders	(603,824)	(210,664)	(702,508)	(148,617)

Shareholder Transactions:
Proceeds from shares sold	12,307,274	27,111,168	16,371,671	28,495,808
Cost of shares redeemed	(13,859,701)	(7,099,764)	(14,904,746)	(10,998,133)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,552,427)	20,011,404	1,466,925	17,497,675
Increase in net assets	122,846	22,736,013	2,516,771	19,697,412

Net Assets:
Beginning of period/year	22,736,013	—	19,697,412	—
End of period/year	$22,858,859	$22,736,013	$22,214,183	$19,697,412
Undistributed net investment income included in net assets at end of period/year	$23,810	$114,271	$34,795	$119,836

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	800,000	—	700,000	—
Shares sold	400,000	1,050,000	550,000	1,100,000
Shares redeemed	(450,000)	(250,000)	(500,000)	(400,000)
Shares outstanding, end of period/year	750,000	800,000	750,000	700,000

1. Commencement of operations.

The accompanying notes are an integral part of these financial statements.
33      OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period/year presented.
Oppenheimer ESG Revenue ETF	Year Ended June 30, 2018	For the Period October 31, 2016[1] Through June 30, 2017
Per Share Operating Performance:
Net asset value, beginning of period/year	$28.42	$25.00
Net investment income[2]	0.66	0.40
Net realized and unrealized gain on investments	2.16	3.28
Total gain from investment operations	2.82	3.68

Less Distributions from:
Net investment income	(0.76)	(0.26)
Net asset value, end of period/year	$30.48	$28.42

Total Return at Net Asset Value[3]	9.96%	14.78%

Total Return at Market Value[3]	9.93%	14.82%

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$22,859	$22,736
Average Net Assets (000’s omitted)	23,490	21,828
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.40%	0.40%[4]
Expenses, prior to expense waivers and reimbursements	0.47%	0.78%[4]
Net investment income, net of waivers and reimbursements	2.19%	2.22%[4]
Portfolio turnover rate[5]	26.95%	42.11%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

34      OPPENHEIMER ETF TRUST

For a share outstanding throughout each period/year presented.

Oppenheimer Global ESG Revenue ETF	Year Ended June 30, 2018	For the Period October 31, 2016[1] Through June 30, 2017
Per Share Operating Performance:
Net asset value, beginning of period/year	$28.14	$25.00
Net investment income[2]	0.71	0.38
Net realized and unrealized gain on investments	1.71	2.97
Total gain from investment operations	2.42	3.35

Less Distributions from:
Net investment income	(0.83)	(0.21)
Realized gains	(0.11)	—
Total distributions	(0.94)	(0.21)
Net asset value, end of period/year	$29.62	$28.14

Total Return at Net Asset Value[3]	8.62%	13.49%

Total Return at Market Value[3]	7.58%	14.97%

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$22,214	$19,697
Average Net Assets (000’s omitted)	22,530	18,443
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.45%	0.45%[4]
Expenses, prior to expense waivers and reimbursements	0.58%	1.18%[4]
Net investment income, net of waivers and reimbursements	2.32%	2.15%[4]
Portfolio turnover rate[5]	73.22%	78.36%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

35      OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 2018

1. Organization

Oppenheimer ETF Trust (formerly known as Oppenheimer Revenue Weighted ETF Trust) (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eighteen funds. Oppenheimer ESG Revenue ETF and Oppenheimer Global ESG Revenue ETF are each a series of the Trust (the “Funds”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services Investment Companies. Oppenheimer ESG Revenue ETF and Oppenheimer Global ESG Revenue ETF are diversified funds under the Act. Each Fund’s investment objective is to provide investment results that correspond generally, before fees and expenses, to the performance of the Fund’s corresponding underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”). The Trust’s investment adviser is OFI Advisors, LLC (“OFI” or the “Adviser”) (prior to October 27, 2017, the Adviser’s name was VTL Associates, LLC).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close as described in Note 3.
(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

36   OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of the Funds’ distributions made to shareholders prior to the Funds’ fiscal year end may ultimately be categorized as a tax return of capital. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Expenses. Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Return of Capital Estimates. Distributions received from the Trust’s investments in Real Estate Investments Trusts (“REITs”) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

37   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Continued

2. Significant Accounting Policies (Continued)

Custodian Fees. “BNY Fund Services fees” in the Statements of Operations reflect Custodian Fees of the Funds prior to the implementation of the Unitary Fee, as defined in Note 9. BNY Fund Services fees may include interest expense incurred by the Funds on any cash overdrafts of their custodian accounts during the year, if applicable. Effective with the implementation of the Unitary Fee, any expenses related to overdrafts, if applicable, will be reflected as unique line items on the Statements of Operations.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Federal Taxes. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends. The Funds have analyzed their tax positions for the fiscal year ended June 30, 2018, including open tax years, and do not believe there are any uncertain tax positions requiring recognition in the Funds’ financial statements.

38   OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

The tax components of capital shown in the following table represent distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Fund	Undistributed Net Investment Income	Undistributed Long-Term Gain	Capital Loss Carryforwards	Post-October Capital Losses[1]	Net Unrealized Appreciation (Depreciation) Based on Cost of Securities and Other Investments for Federal Income Tax Purposes
Oppenheimer ESG Revenue ETF	$23,810	$—	$—	$(13,870)	$1,808,707
Oppenheimer Global ESG Revenue ETF	41,558	—	—	(31,714)	257,392

1. At year end, the Funds elected to treat all, or a portion of, post-October losses as arising on the first day of the following taxable year.

At June 30, 2018, the Funds did not have capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in these financial statements in accordance with U.S. GAAP. Also, due to timing of dividend and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

Accordingly, the following amounts have been reclassified for the reporting period. Net assets of each Fund were unaffected by the reclassifications.

Fund	Increase (Decrease) to Paid-in-Capital	Increase (Decrease) to Accumulated Net Investment Income	Increase (Decrease) to Accumulated Net Realized Gain/Loss on Investments
Oppenheimer ESG Revenue ETF	$2,043,507	$—	$(2,043,507)
Oppenheimer Global ESG Revenue ETF	1,797,163	9,371	(1,806,534)

39   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Continued

2. Significant Accounting Policies (Continued)

The tax character of distributions paid during the reporting period:

	Year Ended June 30, 2018			Year Ended June 30, 2017
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer ESG Revenue ETF	$603,824	$—	$603,824	$210,664	$—	$210,664
Oppenheimer Global ESG Revenue ETF	702,508	—	702,508	148,617	—	148,617

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at year end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses on wash sales.

Fund	Federal Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer ESG Revenue ETF	$21,062,963	$3,029,670	$(1,220,963)	$1,808,707
Oppenheimer Global ESG Revenue ETF	22,087,951	1,750,738	(1,493,346)	257,392

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the

40   OPPENHEIMER ETF TRUST

3. Securities Valuation (Continued)

counter market are valued at the official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

The authoritative guidance for fair value measurements and disclosures, ASC Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilize various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2018 in valuing the Funds’ assets carried at fair value:

	(Level 1)			(Level 2)			(Level 3)
Fund	Common Stocks	Preferred Stocks	Money Market Funds	Common Stocks	Preferred Stocks	Rights	Common Stocks	Preferred Stocks	Total
Oppenheimer ESG Revenue ETF	$22,787,442	$—	$84,228	$—	$—	$—	$—	$—	$22,871,670
Oppenheimer Global ESG Revenue ETF	21,985,650	155,632	205,789	—	—	167	—	351	22,347,589

At June 30, 2018, ESG Revenue ETF did not hold any Level 3 securities. At June 30, 2018, Global ESG Revenue ETF held a Level 3 security. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period.

For the year ended June 30, 2018, there were no transfers between levels.

41   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Continued

4. Securities Lending

Each Fund may lend portfolio securities up to one-third of a Fund’s total assets to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned and unrealized gain or loss on the securities loaned is accounted for in the same manner as the income and gain or loss on other securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The values of loaned securities and related collateral outstanding at June 30, 2018 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2018, the cash collateral was invested in a government money market mutual fund and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of June 30, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer ESG Revenue ETF
Money Market Mutual Fund	$33,486	$—	$—	$—	$33,486
U.S. Government Securities	—	3,061	37,769	569,660	610,490
Total	$33,486	$3,061	$37,769	$569,660	$643,976
Oppenheimer Global ESG Revenue ETF
Money Market Mutual Fund	$205,789	$—	$—	$—	$205,789
U.S. Government Securities	—	577	6,820	159,398	166,795
Total	$205,789	$577	$6,820	$159,398	$372,584

42   OPPENHEIMER ETF TRUST

4. Securities Lending (Continued)

Master Netting Arrangements. For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Securities Lending Authorization Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Cash Collateral Received*	Gross Amounts Not Offset in the Statement of Assets and Liabilities Non-cash Collateral Received*	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
Oppenheimer ESG Revenue ETF	$629,231	$(18,741)	$(610,490)	$—	$—	$—	$—
Oppenheimer Global ESG Revenue ETF	359,843	(193,048)	(166,795)	—	—	—	—

* The amount of collateral presented is limited such that the net amount cannot be less than zero.

5. Investments and Risks

Risks of Foreign Investing. The Funds may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Funds to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Funds may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Funds to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Funds do not price their shares. At times, the Funds may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

43   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Continued

5. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of a Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

6. Market Risk Factors

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7. Shares of Beneficial Interest

As of June 30, 2018, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

44   OPPENHEIMER ETF TRUST

7. Shares of Beneficial Interest (Continued)

Each Fund issues and redeems shares at NAV, only in large blocks consisting of 50,000 shares (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Fund shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”). Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Purchases & Sales of Securities

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and sales and short-term investments) for the year ended June 30, 2018, were as follows:

Fund	Purchases	Sales
Oppenheimer ESG Revenue ETF	$6,303,968	$10,081,790
Oppenheimer Global ESG Revenue ETF	16,376,995	17,531,102

For the year ended June 30, 2018, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Oppenheimer ESG Revenue ETF	$12,260,318	$10,108,636
Oppenheimer Global ESG Revenue ETF	13,970,780	11,529,432

45   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Continued

9. Fees, and Transactions with Affiliates

Management Fees. OFI has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. Under the investment advisory agreement, the Adviser receives an advisory fee paid by the Funds based on the daily net assets of each Fund.

Effective September 30, 2017, the investment advisory agreement between the Adviser and the Trust was amended to reflect a unitary fee structure (the “Unitary Fee”). The Unitary Fee is paid monthly to the Adviser at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Adviser pays the expenses of each Fund other than the following expenses (which will be paid by the Funds): distribution fees or expenses under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, litigation and indemnification expenses and other unusual fees not incurred in the ordinary course of the Funds’ business.

Effective September 30, 2017, the Funds pay the Adviser the following annualized fees:

Fund	Management Fees
Oppenheimer ESG Revenue ETF	0.40%
Oppenheimer Global ESG Revenue ETF	0.45%

Prior to September 30, 2017, the Funds paid the Adviser the following annualized fees, which were subject to a fee waiver and expense reimbursement, as discussed below:

Fund	Management Fees	Expense Limit
Oppenheimer ESG Revenue ETF	0.40%	0.40%
Oppenheimer Global ESG Revenue ETF	0.45%	0.45%

46   OPPENHEIMER ETF TRUST

9. Fees, and Transactions with Affiliates (Continued)

Waivers and Reimbursements of Expenses. Prior to September 30, 2017, the Trust and the Adviser were parties to a written fee waiver and expense reimbursement agreement pursuant to which the Adviser agreed to waive all or a portion of its fees and/or reimburse expenses to the extent necessary to keep fund expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs and other non-routine expenses) for the Funds from exceeding the percentage of each Fund’s daily net assets in the column “Expense Limit” in the above tables. Under this agreement, the Adviser retained the right to seek reimbursement from each Fund of fees previously waived or expenses previously reimbursed to the extent such fees were waived or expenses were reimbursed within three years of such reimbursement (effective since their inception on October 31, 2016), provided such reimbursement did not cause each Fund to exceed the lower of (a) any applicable fee waiver and expense reimbursement agreement that was in place at the time the fees were waived or expenses were reimbursed or (b) any applicable fee waiver and expense reimbursement agreement in place for the Funds at the time the Funds would make such repayment. At its August 23, 2017 meeting, the Board approved the termination of this agreement, in conjunction with the implementation of the Unitary Fee, effective September 30, 2017.

The Adviser waived fees and/or reimbursed expenses for each Fund as follows which under the current fee arrangement would not be subject to recoupment.

Fund:	Expenses Reimbursed:
Oppenheimer ESG Revenue ETF	$56,411	6/30/17
	17,508	9/30/17
Total	73,919
Oppenheimer Global ESG Revenue ETF	90,045	6/30/17
	29,748	9/30/17
Total	119,793

Administrator, Custodian, Fund Accounting and Transfer Agent Fees. The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distributor Fees. OFDI acts as the Funds’ principal underwriter. The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Trustees’ Fees. Prior to September 30, 2017, the Funds compensated each Trustee who is not an officer or employee of the Adviser. Effective upon its implementation, these fees are included in the Unitary Fee. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

47   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Continued

9. Fees, and Transactions with Affiliates (Continued)

Licensing Fee Agreements. The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

Related Party. The Interested Trustee and Officers of the Funds are also Trustees or Officers of companies affiliated with OFI Global Asset Management, Inc., an affiliated company of the Adviser, OFDI, and the Adviser.

48   OPPENHEIMER ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Oppenheimer ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Oppenheimer ESG Revenue ETF and Oppenheimer Global ESG Revenue ETF (the “Funds”), each a series of Oppenheimer ETF Trust, as of June 30, 2018, and the related statements of operations for the year then ended, and the statements of changes in net assets, including the related notes, and the financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of June 30, 2018, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Oppenheimer Funds investment companies since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2018

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TRUSTEES AND OFFICERS Unaudited

Independent Trustees
Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
INDEPENDENT TRUSTEES
The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Robert J. Malone, Chairman of the Board of Trustees (since 2016) and Trustee (since 2015) Year of Birth: 1944
Chairman — Colorado Market of MidFirst Bank (since January 2015); Chairman of the Board (2012 – 2016) and Director (August 2005 – January 2016) of Jones International University (educational organization); Trustee of the Gallagher Family Foundation (non-profit organization) (2000 – 2016); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (August 2003 – January 2015); Director of Opera Colorado Foundation (non-profit organization) (2008 – 2012); Director of Colorado UpLIFT (charitable organization) (1986–2010); Director of Jones Knowledge, Inc. (2006 – 2010); Former Chairman of U.S. Bank – Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996 – April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993 – 2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997 – February 2004); Chairman of the Board (1991 – 1994) and Trustee (1985 – 1994) of Regis University; and Chairman of the Board (1990 – 1991) and Member (1984 – 1999) of Young Presidents Organization. Oversees 56 portfolios in the OppenheimerFunds complex. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Andrew J. Donohue, Trustee (since 2017) Year of Birth: 1950
Director, Mutual Fund Directors Forum (since February 2018); Of Counsel, Shearman & Sterling LLP (since September 2017); Chief of Staff of the U.S. Securities and Exchange Commission (regulator) (June 2015 – February 2017); Managing Director and Investment Company General Counsel of Goldman Sachs (investment bank) (November 2012 – May 2015); Partner at Morgan Lewis & Bockius, LLP (law firm) (March 2011 – October 2012); Director of the Division of Investment Management of U.S. Securities and Exchange Commission (regulator) (May 2006 – November 2010); Global General Counsel of Merrill Lynch Investment Managers (investment firm) (May 2003 – May 2006); General Counsel (October 1991 – November 2001) and Executive Vice President (January 1993 – November 2001) of OppenheimerFunds, Inc. (investment firm) (June 1991 – November 2001). Oversees 56 portfolios in the OppenheimerFunds complex. Mr. Donohue has served on the Boards of certain Oppenheimer funds since 2017, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

50   OPPENHEIMER ETF TRUST

Richard F. Grabish, Trustee (since 2015) Year of Birth: 1948
Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997 – December 2007), Director (March 1987 – December 2007) and Manager of Private Client Services (June 1985 – June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001 – December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987 – March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005 – December 2007). Oversees 56 portfolios in the OppenheimerFunds complex. Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Beverly L. Hamilton, Trustee (since 2015) Year of Birth: 1946
Trustee of Monterey Institute for International Studies (educational organization) (2000 – 2014); Board Member of Middlebury College (educational organization) (December 2005 – June 2011); Director of the Board (1991 – 2016), Vice Chairman of the Board (2006 – 2009) and Chairman of the Board (2010 – 2013) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002 – April 2008); Director (February 2002 – 2005) and Chairman of Trustees (2006 – 2007) of the Community Hospital of Monterey Peninsula; President of ARCO Investment Management Company (February 1991 – April 2000); Member of the investment committees of The Rockefeller Foundation (2001 – 2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994 – January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996 – June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989 – June 2004); Member of the investment committee of Hartford Hospital (2000 – 2003); and Advisor to Unilever (Holland) pension fund (2000 – 2003). Oversees 56 portfolios in the OppenheimerFunds complex. Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Victoria J. Herget, Trustee (since 2015) Year of Birth: 1951
Board Chair (2008 – 2015) and Director (2004 – Present) of United Educators (insurance company); Trustee (since 2000) and Chair (2010 – 2017) of Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Independent Director of the First American Funds (mutual fund family) (2003 – 2011); former Managing Director (1993 – 2001), Principal (1985 – 1993), Vice President (1978 – 1985) and Assistant Vice President (1973 – 1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms); Trustee (1992 – 2007), Chair of the Board of Trustees (1999 – 2007), Investment Committee Chair (1994 – 1999) and Investment Committee member (2007 – 2010) of Wellesley College; Trustee, BoardSource (non-profit organization) (2006 – 2009) and Chicago City Day School (K-8 School) (1994 – 2005). Oversees 56 portfolios in the OppenheimerFunds complex. Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

51   OPPENHEIMER ETF TRUST

TRUSTEES AND OFFICERS Unaudited (Continued)

Karen L. Stuckey, Trustee (since 2015) Year of Birth: 1953
Member (since May 2015) of Desert Mountain Community Foundation Advisory Board (non-profit organization); Partner (1990 – 2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975 – 1990); Trustee (1992 – 2006); member of Executive, Nominating and Audit Committees and Chair of Finance Committee (1992 – 2006), and Emeritus Trustee (since 2006) of Lehigh University; member, Women’s Investment Management Forum (professional organization) (since inception) and Trustee of Jennies School for Little Children (non-profit) (2011 – 2014). Oversees 56 portfolios in the OppenheimerFunds complex. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

James D. Vaughn, Trustee (since 2015) Year of Birth: 1945
Retired; former managing partner (1994 – 2001) of Denver office of Deloitte & Touche LLP, (held various positions in Denver and New York offices from 1969 – 1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003 – 2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Oversees 56 portfolios in the OppenheimerFunds complex. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

52   OPPENHEIMER ETF TRUST

INTERESTED TRUSTEE AND OFFICER
Mr. Steinmetz is an “Interested Trustee” because he is affiliated with the OFI Advisors, LLC and OFI by virtue of his positions as Chairman and director of OFI and officer and director of the Manager. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, New York, New York 10281-1008.

Arthur P. Steinmetz, Trustee, President and Principal Executive Officer (since 2015) Year of Birth: 1958
Chairman of OppenheimerFunds, Inc. (since January 2015); CEO and Chairman of OFI Global Asset Management, Inc. (since July 2014), President of OFI Global Asset Management, Inc. (since May 2013), a Director of OFI Global Asset Management, Inc. (since January 2013), Director of OppenheimerFunds, Inc. (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (OppenheimerFunds, Inc.’s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013 – December 2013); Executive Vice President of OFI Global Asset Management, Inc. (January 2013 – May 2013); Chief Investment Officer of OppenheimerFunds, Inc. (October 2010 – December 2012); Chief Investment Officer, Fixed-Income, of OppenheimerFunds, Inc. (April 2009 – October 2010); Executive Vice President of OppenheimerFunds, Inc. (October 2009 – December 2012); Director of Fixed Income of OppenheimerFunds, Inc. (January 2009 – April 2009); and a Senior Vice President of OppenheimerFunds, Inc. (March 1993 – September 2009). An officer of 104 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND
The addresses of the Officers in the chart below are as follows: for Messrs. Vallario, Bishnoi, Depetris, Mss. Lo Bessette, Mss. French, Foxson and Picciotto, 225 Liberty Street, New York, New York 10281-1008, for Ms. Bullington, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Frank Vallario, Vice President (since 2017) Year of Birth: 1969	Vice President, OFI Advisors, LLC (since August 2017). Portfolio Manager, ColumbiaThreadneedle (September 2015 – June 2017).
Donal Bishnoi Vice President (since 2018) Year of Birth: 1981
Portfolio Manager, OFI Advisors, LLC (since March 2018). Vice President and Senior Research Analyst of the Sub-Adviser (January 2010 – March 2018). Senior Quantative Analyst at Moore Capital Management (2007 – 2009).

Alex Depetris, Vice President (since 2017) Year of Birth: 1980	Senior Vice President of OppenheimerFunds, Inc. and Chief Operating Officer of Beta Solutions (since 2017); Chief Operating Officer of ETF Business at Deutsche Bank (2008-2017).
Sharon French Vice President (since 2017) Year of Birth: 1965
Executive Vice President, Head of Beta Solutions of OppenheimerFunds, Inc. (since 2016); Senior Strategic Advisor to the CEO and President of Investment Manager at BNY Mellon (2015-2016); President, F-Squared Capital (2013-2015).

53   OPPENHEIMER ETF TRUST

TRUSTEES AND OFFICERS Unaudited (Continued)

Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer (since 2015) Year of Birth: 1973
Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since March 2014); Chief Compliance Officer of OppenheimerFunds, Inc., OFI SteelPath, Inc., OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010 – January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007 – January 2014).

Cynthia Lo Bessette, Secretary and Chief Legal Officer (since 2016) Year of Birth: 1969
Executive Vice President, General Counsel and Secretary of OFI Global Asset Management, Inc. (since February 2016); Senior Vice President and Deputy General Counsel of OFI Global Asset Management, Inc. (March 2015 – February 2016); Chief Legal Officer of OppenheimerFunds, Inc. and OppenheimerFunds Distributor, Inc. (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., OFI Advisors, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Corporate Counsel (February 2012 – March 2015) and Deputy Chief Legal Officer (April 2013 – March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008 – September 2009) and Deputy General Counsel (October 2009 – February 2012) of Lord Abbett & Co. LLC.

Jennifer Foxson, Vice President and Chief Business Officer (since 2015) Year of Birth: 1969
Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006 – June 2014); Vice President of OppenheimerFunds, Inc. (January 1998 – March 2006); Assistant Vice President of OppenheimerFunds, Inc. (October 1991 – December 1998).

Stephanie Bullington, Treasurer and Principal Financial and Accounting Officer (since 2016) Year of Birth: 1977
Vice President of OFI Global Asset Management, Inc. (since February 2014); Vice President of OFI Global Asset Management, Inc. (January 2013 – September 2013); Vice President of OppenheimerFunds, Inc. (January 2010 – December 2012); Assistant Vice President of OppenheimerFunds, Inc. (October 2005 – January 2010).

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge upon request, by calling 1.800.CALL OPP (225.5677).

54   OPPENHEIMER ETF TRUST

SUPPLEMENTAL INFORMATION Unaudited

Proxy Voting Policies, Procedures and Record
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure
Oppenheimer ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information
Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.oppenheimerfunds.com.

Federal Tax Status of Dividends Declared during the Tax Year
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. For Federal income tax purposes, dividends and short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below:

	QDI	DRD
Oppenheimer ESG Revenue ETF	100.00%	97.98%
Oppenheimer Global ESG Revenue ETF	86.55%	21.21%

In accordance with Section 853 of the Internal Revenue Code the Funds intend to elect to pass through to its shareholders the credit for taxes paid in foreign countries during its fiscal year ended June 30, 2018. In accordance with the current tax laws, the foreign income and foreign tax as of June 30, 2018 is as follows:

	Gross Foreign Income	Foreign Taxes Paid
Oppenheimer ESG Revenue ETF	$—	$—
Oppenheimer Global ESG Revenue ETF	559,221	66,723

55   OPPENHEIMER ETF TRUST

OPPENHEIMER ETF TRUST

Investment Adviser	OFI Advisors, LLC
Distributor	OppenheimerFunds Distributor, Inc.
Administrator, Custodian and Transfer Agent	The Bank of New York Mellon
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.
Legal Counsel	Ropes & Gray LLP

© 2018 OppenheimerFunds, Inc. All rights reserved.

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us
Oppenheimer ETF Trust is distributed by
OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RA0000.012.0618       June 30, 2018

Annual Report	6/30/2018

Oppenheimer
ETF Trust

Factor ETFs:
Oppenheimer Russell 1000® Momentum Factor ETF
Oppenheimer Russell 1000® Value Factor ETF
Oppenheimer Russell 1000® Low Volatility Factor ETF
Oppenheimer Russell 1000® Size Factor ETF
Oppenheimer Russell 1000® Quality Factor ETF
Oppenheimer Russell 1000® Yield Factor ETF
Oppenheimer Russell 1000® Dynamic Multifactor ETF
Oppenheimer Russell 2000® Dynamic Multifactor ETF

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1     OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

MARKET OVERVIEW

For the one-year reporting period ended June 30, 2018, U.S. and international equity markets produced strong results despite volatility finally returning over the first quarter of 2018. Leading headlines over the first half of 2018 included global trade concerns, the U.S. Federal Reserve (Fed) increasing interest rates, and growth securities continuing their outperformance versus the rest of the market. Against this backdrop, U.S. equities produced strong results across capitalizations and generally outperformed international equities.

U.S. interest rates are widely expected to continue rising, but they remain at low levels relative to historical averages. With the U.S equity market showing steady volatility in the closing months of the reporting period due to the global trade fears, we actually saw the yield curve flatten further. One potential interpretation of this flattening can be that the Fed will combat a recessionary period in the future by lowering or not moving forward with expected increases in the fed funds rate.

Many leading U.S. growth securities are demonstrating that strength in 2017 may have set the stage for even greater returns this year in our view, as they have continued to perform positively so far in 2018. While several mega-cap stocks have showed impressive returns, small cap stocks emerged as the leader overall so far in 2018, posting the best returns among all U.S. equity categories year to date through June 30, 2018.

Amid market headwinds and talks of a recessionary period, we continue to see small business and consumer confidence surging, increased capital spending, and investors maintaining their equity positions. These positive economic indicators may keep the economy closer to the middle of the business cycle rather than near the end of it. Whatever the outcome may be, we believe investors benefit by staying diversified across a variety of asset classes to manage the often unpredictable peaks and troughs of the markets.

OPPENHEIMER RUSSELL 1000® MOMENTUM FACTOR ETF (OMOM)

OMOM produced a total return of 7.81%, outperforming the Russell 1000 Index’s 6.41% return in the period from the Fund’s inception on 11/8/17 to 6/30/18. The largest contributors to return were the Information Technology (IT) and Consumer Discretionary sectors as IT broadly, and the Internet & Direct Marketing Retail industry specifically, rallied. No sector dragged significantly on performance, although an underweight to the Energy sector was a small detractor to performance, as oil prices rallied in early 2018.

OPPENHEIMER RUSSELL 1000® VALUE FACTOR ETF (OVLU)

OVLU produced a total return of 4.92%, underperforming the Russell 1000 Index’s 6.41% return in the period from the Fund’s inception on 11/8/17 to 6/30/18. The largest contributor to underperformance was the Consumer Discretionary sector, where the elimination of Amazon and Netflix from the portfolio due to their low value scores drove the majority of the Fund’s underperformance.

2     OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED) (CONTINUED)

Further underperformance was centered in the Information Technology sector, where both an underweight to the sector and a skew away from Software & Services within the sector hurt the Fund. This was partially offset by the Consumer Staples sector, where a skew away from the manufacture of products and towards Food & Staples Retailing allowed the Fund to significantly outperform within the sector. Skews away from the poorly performing Biotechnology and Pharmaceuticals industries within Health Care also benefited the Fund.

OPPENHEIMER RUSSELL 1000® LOW VOLATILITY FACTOR ETF (OVOL)

OVOL produced a total return of 3.69%, underperforming the Russell 1000 Index’s 6.41% return in the period from the Fund’s inception on 11/8/17 to 6/30/18.

The largest driver of underperformance was in Consumer Discretionary, where a complete exclusion of the volatile, but significantly outperforming Internet & Direct Marketing Retail industry caused significant underperformance. A significant weight to the defensive Consumer Staples sector also hurt the Fund as it performed poorly. An underweight to the outperforming Energy sector, along with a skew to the oil majors within the sector, hurt performance, as they significantly lagged their more volatile peers. Overweight positions to the defensive Utilities and Telecommunication Services sectors also negatively affected the Fund as they underperformed.

OPPENHEIMER RUSSELL 1000® SIZE FACTOR ETF (OSIZ)

OSIZ produced a total return of 8.68%, outperforming the Russell 1000 Index’s 6.41% return in the period from the Fund’s inception on 11/8/17 to 6/30/18.

The largest driver of outperformance was the Health Care sector, where several of the largest companies that were excluded from the Fund, such as Johnson & Johnson, underperformed. The elimination of Tobacco companies and the largest Household Products Managers also helped the Fund, as they underperformed. The Fund had overweight positions in the Materials and Real Estate sectors, as both consist of many smaller companies. This was a detriment to the Fund as both sectors underperformed the Russell 1000 Index.

OPPENHEIMER RUSSELL 1000® QUALITY FACTOR ETF (OQAL)

OQAL produced a total return of 8.57%, outperforming the Russell 1000 Index’s 6.41% return in the period from the Fund’s inception on 11/8/17 to 6/30/18.

The largest driver of outperformance was the Information Technology (IT) sector. Not only was the Fund overweight IT, it skewed towards Software & Services, which outperformed IT as a whole. Additionally, the Fund’s overweight to the Consumer Discretionary sector benefited performance, as it was the best performing sector in the Russell 1000 Index over the period. The Fund’s overweight to Internet & Direct Marketing Retail allowed it to outperform within the sector as well.

3     OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED) (CONTINUED)

The leading detractor from the Fund’s performance was the Health Care sector, which underperformed the Russell 1000 Index as a whole. In addition to being overweight the sector, the Fund underperformed within the sector, due to its overweight being concentrated within the poorly performing Pharmaceuticals industry. The Energy sector was also a detractor, as the Fund was underweight the sector due to low quality scores.

OPPENHEIMER RUSSELL 1000® YIELD FACTOR ETF (OYLD)

OYLD produced a total return of 2.59%, underperforming the Russell 1000 Index’s 6.41% return in the period from the Fund’s inception on 11/8/17 to 6/30/18. This was largely because many of the traditionally high-yielding sectors and industries underperformed many of the traditionally low-yielding sectors and industries over the period.

The largest detractor was the Consumer Discretionary sector, which was the best performing sector in the Russell 1000 Index over the time period. Not only was the Fund underweight the sector, but it had no holdings in Internet & Direct Marketing Retail, the best performing industry in the sector, because the companies in the industry do not typically pay a significant dividend.

Another significant detractor was the Consumer Staples sector. Not only was the Fund overweight the underperforming sector, it skewed towards the Tobacco industry, which underperformed the sector as a whole.

The only sector that made a significant positive contribution to the Fund’s performance was the Energy sector, which was an overweight, and the best performing sector in the Russell 1000 Index.

OPPENHEIMER RUSSELL 1000® DYNAMIC MULTIFACTOR ETF (OMFL)

OMFL produced a total return of 7.26%, outperforming the Russell 1000 Index’s 6.41% return in the period from the Fund’s inception on 11/8/17 to 6/30/18. The Fund will allocate to one of four portfolios based on the economic cycle and overall market conditions. From inception through December the Fund was in the “slowdown” portfolio, which emphasizes stocks that exhibit quality and low volatility characteristics. During the period in slowdown, the Fund outperformed the Russell 1000 Index by about 0.8%, receiving positive contributions from an overweight to the Consumer Discretionary sector and a tilt away from Technology Hardware & Equipment within the Information Technology (IT) sector. The outperformance was partially offset by underperformance due to an underweight to the well performing Financials sector.

In early January 2018, the Fund shifted into an “expansion” focused portfolio, which stresses smaller companies, companies that appear to be a good value, and companies exhibiting positive price momentum. It stayed in this portfolio through March and outperformed the Russell 1000 Index by roughly 0.8% again over this period. During this period, underweights to the poorly performing Energy and Consumer Staples sectors drove performance, but this was

4     OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED) (CONTINUED)

partially offset as the tilt to smaller companies led to underweights in most of the ’FAANG’ - Facebook, Apple, Amazon, Netflix, and Google (now Alphabet) - stocks in Consumer Discretionary and Information Technology, which performed well.

Finally, in early April, the Fund shifted back to the ’slowdown’ portfolio where it remained through the end of the fiscal year. While the tilt within IT helped the Fund in this period, as did the underweight to the Financials sector, it underperformed the Russell 1000 Index by about 0.4% over this period. The underperformance was driven by overweights to the poorly performing Industrials and Consumer Staples sectors, along with stock selection in the Telecommunications Services sector.

OPPENHEIMER RUSSELL 2000® DYNAMIC MULTIFACTOR ETF (OMFS)

OMFS produced a total return of 9.22%, underperforming the Russell 2000 Index’s 11.86% return in the period from the Fund’s inception on 11/8/17 to 6/30/18. The Fund will allocate to one of four portfolios based on the economic cycle and overall market conditions. From inception through December, the Fund was in the “slowdown” portfolio, which emphasizes stocks that exhibit quality and low volatility characteristics. During the period in slowdown, the Fund underperformed the Russell 2000 Index by about 1.4%, receiving positive contributions from an overweight to the Consumer Discretionary sector, but with a significant drag from underweights to the Biotechnology and Pharmaceuticals industries.

In early January, the Fund shifted into an “expansion” focused portfolio, which stresses smaller companies, companies that appear to be a good value, and companies exhibiting positive price momentum. It stayed in this portfolio through March and outperformed the Russell 2000 Index by roughly 0.2% over this period. During this period, an underweight position to the poorly performing Energy sector drove performance, but this was partially offset by an overweight to the poorly performing Industrials sector and a tilt away from the outperforming Software & Services industry group in Information Technology.

Finally, in early April, the Fund shifted back to the ’slowdown’ portfolio, where it remained through the end of the fiscal year. While the overweight to Real Estate helped the Fund, it underperformed the Index by about 0.7% over this period. The underperformance was driven by underweights to the excellent performing Energy and Information Technology sectors.

5     OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED) (CONTINUED)

Past Performance does not predict future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. See page 10 for additional disclosures.

	Since Inception
Russell 1000 Momentum Factor NAV Return	7.81	%*
Russell 1000 Momentum Factor Market Price	7.94	%*
Russell 1000 Momentum Factor Index	7.98	%*
Russell 1000 Index	6.41	%*

*	Not annualized.

	Since Inception
Russell 1000 Value Factor NAV Return	4.92	%*
Russell 1000 Value Factor Market Price	4.80	%*
Russell 1000 Value Factor Index	5.08	%*
Russell 1000 Index	6.41	%*

*	Not annualized.

6     OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED) (CONTINUED)

Past Performance does not predict future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. See page 10 for additional disclosures.

	Since Inception
Russell 1000 Low Volatility Factor NAV Return	3.69	%*
Russell 1000 Low Volatility Factor Market Price	3.79	%*
Russell 1000 Low Volatility Factor Index	3.85	%*
Russell 1000 Index	6.41	%*

*	Not annualized.

	Since Inception
Russell 1000 Size Factor NAV Return	8.68	%*
Russell 1000 Size Factor Market Price	8.71	%*
Russell 1000 Size Factor Index	8.86	%*
Russell 1000 Index	6.41	%*

*	Not annualized.

7     OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED) (CONTINUED)

Past Performance does not predict future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. See page 10 for additional disclosures.

	Since Inception
Russell 1000 Quality Factor NAV Return	8.57	%*
Russell 1000 Quality Factor Market Price	8.68	%*
Russell 1000 Qualiity Factor Index	8.73	%*
Russell 1000 Index	6.41	%*

*	Not annualized.

	Since Inception
Russell 1000 Yield Factor NAV Return	2.59	%*
Russell 1000 Yield Factor Market Price	2.87	%*
Russell 1000 Yield Factor Index	2.74	%*
Russell 1000 Index	6.41	%*

*	Not annualized.

8     OPPENHEIMER ETF TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

Past Performance does not predict future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. See page 10 for additional disclosures.

	Since Inception
Russell 1000 Dynamic Multifactor NAV Return	7.26	%*
Russell 1000 Dynamic Multifactor Market Price	7.28	%*
Russell 1000 OFI Dynamic Multifactor Index	7.54	%*
Russell 1000 Index	6.41	%*

*	Not annualized.

	Since Inception
Russell 2000 Dynamic Multifactor NAV Return	9.22	%*
Russell 2000 Dynamic Multifactor Market Price	9.21	%*
Russell 2000 OFI Dynamic Multifactor Index	9.56	%*
Russell 2000 Index	11.86	%*

*	Not annualized.

9     OPPENHEIMER ETF TRUST

FUND DISCLOSURES

These are new funds with limited operating histories. The Funds have less than one year of operations; results shown are cumulative, not annualized. The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the original cost. For the Fund’s most recent month end performance please visit oppenheimerfunds.com. The NAV return is based on the net asset value of the Fund and the market price return (MKT) is based on the market price per share of the Fund. The price used to calculate MKT is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. MKT and NAV return assume dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. Returns less than one year are cumulative.

ETF	Parent Index	Underlying Index
Russell 1000 Momentum Factor ETF	Russell 1000 Index	Russell 1000 Momentum Factor Index
Russell 1000 Value Factor ETF	Russell 1000 Index	Russell 1000 Value Factor Index
Russell 1000 Low Volatility Factor ETF	Russell 1000 Index	Russell 1000 Volatility Factor Index
Russell 1000 Size Factor ETF	Russell 1000 Index	Russell 1000 Size Factor Index
Russell 1000 Quality Factor ETF	Russell 1000 Index	Russell 1000 Quality Factor Index
Russell 1000 Yield Factor ETF	Russell 1000 Index	Russell 1000 Yield Factor Index
Russell 1000 Dynamic Multifactor ETF	Russell 1000 Index	Russell 1000 OFI Dynamic Multifactor Index
Russell 2000 Dynamic Multifactor ETF	Russell 2000 Index	Russell 2000 OFI Dynamic Multifactor Index

Parent Index Definitions

Parent Indices are unmanaged, include the reinvestment of dividends and cannot be purchased directly by investors. Parent Index performance is shown for illustrative purposes only and does not predict or depict performance of the Fund.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index measures the performance of the 1,000 largest capitalization companies in the United States. The Russell 2000 Index measures the performance of 2,000 small capitalization companies in the United States.

Underlying Indices

The Underlying Indices listed are constructed using a rules-based methodology that selects a subset of the equity securities from their respective Parent Index. See the prospectus for more information on the construction of the Underlying Indices.

10     OPPENHEIMER ETF TRUST

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of an Oppenheimer ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from January 1, 2018 to June 30, 2018.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

11     OPPENHEIMER ETF TRUST

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/2018	Ending Account Value 06/30/2018	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period[1]
Oppenheimer Russell 1000 Momentum Factor ETF
Actual	$1,000.00	$1,050.10	0.19%	$0.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	0.19%	$0.95
Oppenheimer Russell 1000 Value Factor ETF
Actual	$1,000.00	$994.40	0.19%	$0.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	0.19%	$0.95
Oppenheimer Russell 1000 Low Volatility Factor ETF
Actual	$1,000.00	$1,000.70	0.19%	$0.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	0.19%	$0.95
Oppenheimer Russell 1000 Size Factor ETF
Actual	$1,000.00	$1,039.50	0.19%	$0.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	0.19%	$0.95
Oppenheimer Russell 1000 Quality Factor ETF
Actual	$1,000.00	$1,052.80	0.19%	$0.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	0.19%	$0.95
Oppenheimer Russell 1000 Yield Factor ETF
Actual	$1,000.00	$986.30	0.19%	$0.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	0.19%	$0.95
Oppenheimer Russell 1000 Dynamic Multifactor ETF
Actual	$1,000.00	$1,027.10	0.29%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
Oppenheimer Russell 2000 Dynamic Multifactor ETF
Actual	$1,000.00	$1,057.90	0.39%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96

[1]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

12     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES UNAUDITED

Oppenheimer Russell 1000® Momentum Factor ETF

Industry	% of Net Assets
Automobiles & Components	0.7%
Banks	6.4
Capital Goods	6.6
Commercial & Professional Services	0.8
Consumer Durables & Apparel	1.4
Consumer Services	1.6
Diversified Financials	5.8
Energy	6.9
Food & Staples Retailing	1.1
Food, Beverage & Tobacco	1.4
Health Care Equipment & Services	6.4
Household & Personal Products	0.6
Insurance	1.7
Materials	2.6
Media	1.2
Money Market Fund	0.2
Pharmaceuticals, Biotechnology & Life Sciences	6.0
Real Estate	1.4
Retailing	9.5
Semiconductors & Semiconductor Equipment	5.4
Software & Services	20.4
Technology Hardware & Equipment	7.7
Telecommunication Services	0.9
Transportation	2.1
Utilities	1.3
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Oppenheimer Russell 1000® Value Factor ETF

Industry	% of Net Assets
Automobiles & Components	2.1%
Banks	5.5
Capital Goods	6.3
Commercial & Professional Services	0.9
Consumer Durables & Apparel	1.6
Consumer Services	1.4
Diversified Financials	7.1
Energy	7.8
Food & Staples Retailing	4.1
Food, Beverage & Tobacco	4.0
Health Care Equipment & Services	7.5
Household & Personal Products	2.3
Insurance	5.0
Materials	3.7
Media	4.6
Money Market Fund	0.3
Pharmaceuticals, Biotechnology & Life Sciences	3.3
Real Estate	1.4
Retailing	4.5
Semiconductors & Semiconductor Equipment	5.0
Software & Services	4.8
Technology Hardware & Equipment	2.9
Telecommunication Services	5.4
Transportation	2.5
Utilities	6.1
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Oppenheimer Russell 1000® Low Volatility Factor ETF

Industry	% of Net Assets
Automobiles & Components	0.4%
Banks	7.2
Capital Goods	8.2
Commercial & Professional Services	0.8
Consumer Durables & Apparel	0.7
Consumer Services	1.9
Diversified Financials	6.3
Energy	4.3
Food & Staples Retailing	1.9
Food, Beverage & Tobacco	5.4
Health Care Equipment & Services	6.7
Household & Personal Products	2.4
Insurance	3.7
Materials	2.1
Media	2.4
Money Market Fund	0.2
Pharmaceuticals, Biotechnology & Life Sciences	7.2
Real Estate	3.4
Retailing	2.8
Semiconductors & Semiconductor Equipment	1.9
Software & Services	14.8
Technology Hardware & Equipment	6.1
Telecommunication Services	2.9
Transportation	1.8
Utilities	4.4
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

13     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES UNAUDITED CONTINUED

Oppenheimer Russell 1000® Size Factor ETF

Industry	% of Net Assets
Automobiles & Components	1.3%
Banks	4.0
Capital Goods	9.3
Commercial & Professional Services	2.1
Consumer Durables & Apparel	4.2
Consumer Services	3.7
Diversified Financials	4.8
Energy	4.9
Food & Staples Retailing	0.4
Food, Beverage & Tobacco	2.7
Health Care Equipment & Services	5.2
Household & Personal Products	0.8
Insurance	4.8
Materials	6.5
Media	2.6
Money Market Fund	2.3
Pharmaceuticals, Biotechnology & Life Sciences	4.4
Real Estate	10.4
Retailing	3.8
Semiconductors & Semiconductor Equipment	2.2
Software & Services	11.2
Technology Hardware & Equipment	3.6
Telecommunication Services	0.3
Transportation	2.5
Utilities	4.0
Total Investments	102.0
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0%

Oppenheimer Russell 1000® Quality Factor ETF

Industry	% of Net Assets
Automobiles & Components	0.3%
Capital Goods	7.9
Commercial & Professional Services	0.7
Consumer Durables & Apparel	2.0
Consumer Services	2.8
Diversified Financials	2.3
Energy	8.3
Food & Staples Retailing	2.3
Food, Beverage & Tobacco	3.2
Health Care Equipment & Services	5.7
Household & Personal Products	2.2
Insurance	1.1
Materials	2.1
Media	1.6
Money Market Fund	0.3
Pharmaceuticals, Biotechnology & Life Sciences	11.0
Real Estate	2.0
Retailing	5.8
Semiconductors & Semiconductor Equipment	6.6
Software & Services	22.3
Technology Hardware & Equipment	6.3
Transportation	2.0
Utilities	1.3
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Oppenheimer Russell 1000® Yield Factor ETF

Industry	% of Net Assets
Automobiles & Components	1.1%
Banks	7.1
Capital Goods	7.1
Commercial & Professional Services	0.4
Consumer Durables & Apparel	1.0
Consumer Services	2.3
Diversified Financials	1.5
Energy	10.4
Food & Staples Retailing	1.8
Food, Beverage & Tobacco	8.3
Health Care Equipment & Services	1.7
Household & Personal Products	3.3
Insurance	2.6
Materials	1.6
Media	1.5
Money Market Fund	0.2
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Real Estate	8.1
Retailing	2.6
Semiconductors & Semiconductor Equipment	5.8
Software & Services	2.4
Technology Hardware & Equipment	3.6
Telecommunication Services	5.6
Transportation	1.0
Utilities	7.0
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0 *
Net Assets	100.0%
*Less than 0.05%

14     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES UNAUDITED CONTINUED

Oppenheimer Russell 1000® Dynamic Multifactor ETF

Industry	% of Net Assets
Automobiles & Components	0.2%
Capital Goods	9.4
Commercial & Professional Services	0.9
Consumer Durables & Apparel	2.1
Consumer Services	3.5
Diversified Financials	2.7
Energy	7.6
Food & Staples Retailing	3.6
Food, Beverage & Tobacco	4.6
Health Care Equipment & Services	4.3
Household & Personal Products	4.6
Insurance	1.9
Materials	1.2
Media	2.0
Money Market Fund	0.2
Pharmaceuticals, Biotechnology & Life Sciences	10.6
Real Estate	1.8
Retailing	7.1
Semiconductors & Semiconductor Equipment	3.7
Software & Services	19.6
Technology Hardware & Equipment	5.2
Transportation	1.6
Utilities	1.7
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Oppenheimer Russell 2000® Dynamic Multifactor ETF

Industry	% of Net Assets
Automobiles & Components	0.9%
Banks	14.7
Capital Goods	8.7
Commercial & Professional Services	5.6
Consumer Durables & Apparel	3.5
Consumer Services	6.2
Diversified Financials	4.6
Energy	1.2
Food & Staples Retailing	0.9
Food, Beverage & Tobacco	2.6
Health Care Equipment & Services	6.3
Household & Personal Products	0.6
Insurance	3.0
Materials	4.2
Media	1.6
Money Market Fund	3.0
Pharmaceuticals, Biotechnology & Life Sciences	0.4
Real Estate	12.2
Retailing	5.4
Semiconductors & Semiconductor Equipment	1.9
Software & Services	3.8
Technology Hardware & Equipment	2.8
Telecommunication Services	0.2
Transportation	1.1
Utilities	7.3
Total Investments	102.7
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%

15     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 2018
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—0.7%
Aptiv PLC	84	$7,697
BorgWarner, Inc.	56	2,417
Ford Motor Co.	610	6,753
General Motors Co.	247	9,732
Gentex Corp.	83	1,911
Lear Corp.	23	4,273
Tesla, Inc.[1,2]	4	1,372
Visteon Corp.[2]	10	1,292
Total Automobiles & Components		35,447

Banks—6.4%
Bank of America Corp.	2,673	75,352
BankUnited, Inc.	26	1,062
BB&T Corp.	206	10,391
CIT Group, Inc.	25	1,260
Citigroup, Inc.	453	30,315
Citizens Financial Group, Inc.	100	3,890
Comerica, Inc.	51	4,637
Commerce Bancshares, Inc.	22	1,424
Cullen/Frost Bankers, Inc.	14	1,515
East West Bancorp, Inc.	33	2,152
Fifth Third Bancorp	206	5,912
First Republic Bank	17	1,645
Huntington Bancshares, Inc.	227	3,351
JPMorgan Chase & Co.	973	101,387
KeyCorp	185	3,615
M&T Bank Corp.	28	4,764
PacWest Bancorp	26	1,285
PNC Financial Services Group, Inc. (The)	116	15,672
Regions Financial Corp.	342	6,081
SunTrust Banks, Inc.	116	7,658
SVB Financial Group[2]	21	6,064
Synovus Financial Corp.	30	1,585
TCF Financial Corp.	64	1,576
Texas Capital Bancshares, Inc.[2]	13	1,189
U.S. Bancorp	173	8,653
Umpqua Holdings Corp.	63	1,423
Webster Financial Corp.[1]	23	1,465
Wells Fargo & Co.	568	31,490
Western Alliance Bancorp[2]	25	1,415
Wintrust Financial Corp.	14	1,219
Zions Bancorporation[1]	60	3,161
Total Banks		342,608
Capital Goods—6.6%
3M Co.	56	$11,016
A.O. Smith Corp.	27	1,597
AMETEK, Inc.	54	3,897
Boeing Co. (The)	222	74,483
BWX Technologies, Inc.	34	2,119
Carlisle Cos., Inc.[1]	11	1,191
Caterpillar, Inc.	205	27,812
Cummins, Inc.	14	1,862
Curtiss-Wright Corp.	15	1,785
Deere & Co.	79	11,044
Dover Corp.	34	2,489
Eaton Corp. PLC	64	4,783
Emerson Electric Co.	156	10,786
Fastenal Co.	68	3,273
Fluor Corp.	25	1,220
Fortive Corp.	73	5,629
Gardner Denver Holdings, Inc.[2]	36	1,058
General Dynamics Corp.	32	5,965
Graco, Inc.	41	1,854
Harris Corp.	39	5,637
HD Supply Holdings, Inc.[2]	50	2,145
HEICO Corp., Class A	26	1,585
Hexcel Corp.	29	1,925
Honeywell International, Inc.	136	19,591
Huntington Ingalls Industries, Inc.	10	2,168
IDEX Corp.	19	2,593
Illinois Tool Works, Inc.	41	5,680
Ingersoll-Rand PLC	28	2,512
ITT, Inc.	27	1,411
Jacobs Engineering Group, Inc.	28	1,778
Johnson Controls International PLC	63	2,107
L3 Technologies, Inc.	17	3,270
Lennox International, Inc.	6	1,201
Lockheed Martin Corp.	50	14,772
Masco Corp.	35	1,310
Nordson Corp.	12	1,541
Northrop Grumman Corp.	44	13,539
PACCAR, Inc.	45	2,788
Parker-Hannifin Corp.	24	3,740
Raytheon Co.	83	16,034
Rockwell Automation, Inc.	23	3,823
Rockwell Collins, Inc.	44	5,926
Roper Technologies, Inc.	22	6,070

16     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods (Continued)
Sensata Technologies Holding PLC[1,2]	43	$2,046
Spirit AeroSystems Holdings, Inc., Class A	41	3,522
Stanley Black & Decker, Inc.	21	2,789
Teledyne Technologies, Inc.[2]	13	2,588
Textron, Inc.	83	5,471
TransDigm Group, Inc.[1]	14	4,832
Trinity Industries, Inc.	47	1,610
United Rentals, Inc.[2]	32	4,724
United Technologies Corp.	112	14,003
USG Corp.[2]	28	1,207
W.W. Grainger, Inc.[1]	18	5,551
Wabtec Corp.[1]	13	1,282
Watsco, Inc.	8	1,426
Xylem, Inc.[1]	53	3,571
Total Capital Goods		351,631

Commercial & Professional Services—0.8%
Cintas Corp.	29	5,367
Copart, Inc.[2]	81	4,581
CoStar Group, Inc.[2]	13	5,364
IHS Markit Ltd.[2]	62	3,199
KAR Auction Services, Inc.	37	2,028
Republic Services, Inc.	31	2,119
Robert Half International, Inc.	37	2,409
TransUnion	69	4,943
Verisk Analytics, Inc.[2]	43	4,628
Waste Management, Inc.	77	6,263
Total Commercial & Professional Services		40,901

Consumer Durables & Apparel—1.4%
Carter’s, Inc.	12	1,301
D.R. Horton, Inc.	88	3,608
Garmin Ltd.	25	1,525
Lennar Corp., Class A	34	1,785
Lululemon Athletica, Inc.[2]	40	4,994
Michael Kors Holdings Ltd.[2]	58	3,863
NIKE, Inc., Class B	411	32,748
NVR, Inc.[2]	1	2,970
Polaris Industries, Inc.[1]	17	2,077
PulteGroup, Inc.	66	1,898
PVH Corp.	27	4,042
Ralph Lauren Corp.	21	2,640
Tapestry, Inc.	32	1,495
VF Corp.	111	9,049
Total Consumer Durables & Apparel		73,995

Consumer Services—1.6%
Bright Horizons Family Solutions, Inc.[2]	16	$1,640
Carnival Corp.	49	2,808
Darden Restaurants, Inc.	13	1,392
Domino’s Pizza, Inc.	9	2,539
Dunkin’ Brands Group, Inc.[1]	18	1,243
Grand Canyon Education, Inc.[2]	14	1,563
Hilton Worldwide Holdings, Inc.	74	5,858
Hyatt Hotels Corp., Class A	15	1,157
Las Vegas Sands Corp.	90	6,872
Marriott International, Inc., Class A	87	11,014
McDonald’s Corp.	124	19,430
MGM Resorts International	61	1,771
Norwegian Cruise Line Holdings Ltd.[2]	24	1,134
Royal Caribbean Cruises Ltd.	17	1,761
Service Corp. International	38	1,360
ServiceMaster Global Holdings, Inc.[2]	46	2,736
Starbucks Corp.	139	6,790
Vail Resorts, Inc.	8	2,193
Wyndham Hotels & Resorts, Inc.	20	1,177
Wynn Resorts Ltd.	34	5,690
Yum China Holdings, Inc.	37	1,423
Yum! Brands, Inc.	64	5,006
Total Consumer Services		86,557

Diversified Financials—5.8%
Affiliated Managers Group, Inc.	7	1,041
Ally Financial, Inc.	130	3,415
American Express Co.	182	17,836
Ameriprise Financial, Inc.	25	3,497
Bank of New York Mellon Corp. (The)	191	10,301
Berkshire Hathaway, Inc., Class B2	382	71,300
BlackRock, Inc.	34	16,967
Capital One Financial Corp.	111	10,201
Cboe Global Markets, Inc.	26	2,706
Charles Schwab Corp. (The)	399	20,389
CME Group, Inc.	97	15,900
Credit Acceptance Corp.[1,2]	4	1,414
Discover Financial Services	94	6,618
E*TRADE Financial Corp.[2]	105	6,422

17     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Diversified Financials (Continued)
Eaton Vance Corp.	27	$1,409
Evercore, Inc., Class A	15	1,582
FactSet Research Systems, Inc.[1]	8	1,585
Goldman Sachs Group, Inc. (The)	56	12,352
Interactive Brokers Group, Inc., Class A	29	1,868
Intercontinental Exchange, Inc.	102	7,502
Lazard Ltd., Class A	31	1,516
LPL Financial Holdings, Inc.	35	2,294
Moody’s Corp.	56	9,551
Morgan Stanley	306	14,504
MSCI, Inc.	31	5,128
Nasdaq, Inc.	32	2,921
New Residential Investment Corp.	78	1,364
Northern Trust Corp.	41	4,218
Raymond James Financial, Inc.	35	3,127
S&P Global, Inc.	75	15,292
SEI Investments Co.	30	1,876
State Street Corp.	70	6,516
Synchrony Financial	183	6,109
T. Rowe Price Group, Inc.	93	10,796
TD Ameritrade Holding Corp.	102	5,587
Voya Financial, Inc.[1]	58	2,726
Total Diversified Financials		307,830

Energy—6.9%
Anadarko Petroleum Corp.	186	13,624
Andeavor	54	7,084
Apache Corp.	29	1,356
Baker Hughes a GE Co.	37	1,222
Cabot Oil & Gas Corp.	56	1,333
Cheniere Energy, Inc.[2]	61	3,977
Chevron Corp.	456	57,652
Concho Resources, Inc.[1,2]	42	5,811
ConocoPhillips	428	29,797
Continental Resources, Inc.[2]	36	2,331
Devon Energy Corp.	153	6,726
Diamondback Energy, Inc.[1]	37	4,868
Energen Corp.[2]	24	1,748
EOG Resources, Inc.	194	24,139
Exxon Mobil Corp.	524	43,350
Halliburton Co.	217	9,778
Helmerich & Payne, Inc.	33	2,104
Hess Corp.	95	6,355
Energy (Continued)
HollyFrontier Corp.	66	$4,516
Kinder Morgan, Inc.	118	2,085
Marathon Oil Corp.	338	7,051
Marathon Petroleum Corp.	166	11,647
Murphy Oil Corp.[1]	44	1,486
National Oilwell Varco, Inc.[1]	105	4,557
Noble Energy, Inc.	120	4,234
Occidental Petroleum Corp.	258	21,589
ONEOK, Inc.	128	8,938
Parsley Energy, Inc., Class A2	62	1,877
PBF Energy, Inc., Class A	45	1,887
Phillips 66	154	17,296
Pioneer Natural Resources Co.	49	9,273
RSP Permian, Inc.[2]	56	2,465
Schlumberger Ltd.	241	16,154
Targa Resources Corp.	49	2,425
Transocean Ltd.[2]	162	2,177
Valero Energy Corp.	175	19,395
Whiting Petroleum Corp.[2]	36	1,898
Williams Cos., Inc. (The)	92	2,494
WPX Energy, Inc.[2]	162	2,921
Total Energy		369,620

Food & Staples Retailing—1.1%
Costco Wholesale Corp.	99	20,689
Kroger Co. (The)	163	4,637
Sysco Corp.	107	7,307
US Foods Holding Corp.[2]	55	2,080
Walgreens Boots Alliance, Inc.	46	2,761
Walmart, Inc.	272	23,297
Total Food & Staples Retailing		60,771

Food, Beverage & Tobacco—1.4%
Altria Group, Inc.	56	3,180
Archer-Daniels-Midland Co.	92	4,216
Brown-Forman Corp., Class B1	104	5,097
Coca-Cola Co. (The)	369	16,184
Conagra Brands, Inc.	46	1,644
Constellation Brands, Inc., Class A	38	8,317
Dr Pepper Snapple Group, Inc.	50	6,100
Hormel Foods Corp.	43	1,600
Lamb Weston Holdings, Inc.	53	3,631
McCormick & Co., Inc.	16	1,858

18     OPPENHEIMER ETF TRUST

	Shares	Value
Food, Beverage & Tobacco (Continued)
Mondelez International, Inc., Class A	106	$4,346
Monster Beverage Corp.[2]	45	2,579
PepsiCo, Inc.	82	8,927
Philip Morris International, Inc.	33	2,665
Tyson Foods, Inc., Class A	52	3,580
Total Food, Beverage & Tobacco		73,924

Health Care Equipment & Services—6.4%
Abbott Laboratories	481	29,336
ABIOMED, Inc.[2]	17	6,954
Aetna, Inc.	70	12,845
Align Technology, Inc.[2]	32	10,948
AmerisourceBergen Corp.	14	1,194
Anthem, Inc.	62	14,758
Baxter International, Inc.	120	8,861
Becton Dickinson and Co.	58	13,894
Boston Scientific Corp.[2]	231	7,554
Cantel Medical Corp.	14	1,377
Centene Corp.[2]	71	8,748
Cerner Corp.[2]	27	1,614
Chemed Corp.	6	1,931
Cigna Corp.	34	5,778
Cooper Cos., Inc. (The)	5	1,177
CVS Health Corp.	63	4,054
Danaher Corp.	141	13,914
DaVita, Inc.[2]	18	1,250
DexCom, Inc.[2]	17	1,615
Edwards Lifesciences Corp.[2]	45	6,551
Encompass Health Corp.	30	2,032
Express Scripts Holding Co.[2]	127	9,806
HCA Healthcare, Inc.	68	6,977
Hill-Rom Holdings, Inc.	13	1,135
Humana, Inc.	35	10,417
ICU Medical, Inc.[2]	6	1,762
IDEXX Laboratories, Inc.[2]	22	4,795
Insulet Corp.[2]	24	2,057
Intuitive Surgical, Inc.[2]	40	19,139
Laboratory Corp. of America Holdings[2]	26	4,668
McKesson Corp.	18	2,401
Medtronic PLC	148	12,670
Molina Healthcare, Inc.[2]	16	1,567
Penumbra, Inc.[2]	12	1,658
Quest Diagnostics, Inc.	14	1,539
ResMed, Inc.	42	4,350
STERIS PLC	22	2,310
Stryker Corp.	82	13,846
Health Care Equipment & Services (Continued)
Teleflex, Inc.	13	$3,487
UnitedHealth Group, Inc.	294	72,130
Universal Health Services, Inc., Class B	11	1,226
Varian Medical Systems, Inc.[2]	18	2,047
Veeva Systems, Inc., Class A2	33	2,536
WellCare Health Plans, Inc.[2]	11	2,709
Zimmer Biomet Holdings, Inc.	16	1,783
Total Health Care Equipment & Services		343,400

Household & Personal Products—0.6%
Colgate-Palmolive Co.	45	2,916
Estee Lauder Cos., Inc., (The), Class A	78	11,130
Herbalife Nutrition Ltd.[2]	41	2,203
Kimberly-Clark Corp.	17	1,791
Nu Skin Enterprises, Inc., Class A	17	1,329
Procter & Gamble Co. (The)	142	11,084
Total Household & Personal Products		80,453

Insurance—1.7%
Aflac, Inc.	162	6,969
Allstate Corp. (The)	54	4,929
American Financial Group, Inc.	13	1,395
American International Group, Inc.	60	3,181
Aon PLC	34	4,664
Arch Capital Group Ltd.[2]	38	1,005
Arthur J. Gallagher & Co.	37	2,415
Brighthouse Financial, Inc.[2]	24	962
Brown & Brown, Inc.	59	1,636
Chubb Ltd.	39	4,954
Cincinnati Financial Corp.	17	1,137
First American Financial Corp.	27	1,396
FNF Group	66	2,483
Hanover Insurance Group, Inc. (The)	13	1,554
Hartford Financial Services Group, Inc. (The)	48	2,454
Lincoln National Corp.	29	1,805
Loews Corp.	43	2,076
Markel Corp.[2]	3	3,253
Marsh & McLennan Cos., Inc.	67	5,492

19     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Insurance (Continued)
MetLife, Inc.	116	$5,058
Principal Financial Group, Inc.	23	1,218
Progressive Corp. (The)	185	10,943
Prudential Financial, Inc.	44	4,114
Reinsurance Group of America, Inc.	13	1,735
Torchmark Corp.	19	1,547
Travelers Cos., Inc. (The)	34	4,160
Validus Holdings Ltd.	22	1,487
W.R. Berkley Corp.	16	1,159
Willis Towers Watson PLC	18	2,729
XL Group Ltd.	68	3,805
Total Insurance		91,715

Materials—2.6%
Air Products & Chemicals, Inc.	48	7,475
Alcoa Corp.[2]	74	3,469
Avery Dennison Corp.	24	2,450
Celanese Corp., Series A	37	4,109
CF Industries Holdings, Inc.	86	3,818
Chemours Co. (The)	60	2,662
DowDuPont, Inc.	363	23,929
Eastman Chemical Co.	42	4,198
Ecolab, Inc.	45	6,315
FMC Corp.	31	2,766
Freeport-McMoRan, Inc.	510	8,803
Huntsman Corp.	66	1,927
International Paper Co.	48	2,500
LyondellBasell Industries NV, Class A	113	12,413
Martin Marietta Materials, Inc.	6	1,340
Mosaic Co. (The)	87	2,440
Newmont Mining Corp.	120	4,525
Nucor Corp.	76	4,750
Packaging Corp. of America	18	2,012
PPG Industries, Inc.	25	2,593
Praxair, Inc.	63	9,964
Reliance Steel & Aluminum Co.	21	1,838
Royal Gold, Inc.	14	1,300
Sherwin-Williams Co. (The)	15	6,114
Southern Copper Corp.	30	1,406
Steel Dynamics, Inc.	84	3,860
United States Steel Corp.	71	2,467
Vulcan Materials Co.	16	2,065
Westlake Chemical Corp.	15	1,615
WestRock Co.	45	2,566
Total Materials		137,689

Media—1.2%
Charter Communications, Inc., Class A2	7	$2,052
Comcast Corp., Class A	205	6,726
Liberty Media Corp.-Liberty SiriusXM, Class C2	35	1,588
Live Nation Entertainment, Inc.[1,2]	32	1,554
Madison Square Garden Co. (The), Class A2	6	1,861
News Corp., Class A	76	1,178
Omnicom Group, Inc.	19	1,449
Sirius XM Holdings, Inc.[1]	393	2,661
Twenty-First Century Fox, Inc., Class A	333	16,547
Twenty-First Century Fox, Inc., Class B	156	7,686
Walt Disney Co. (The)	175	18,342
Total Media		61,644

Pharmaceuticals, Biotechnology & Life Sciences—6.0%
AbbVie, Inc.	587	54,386
Agilent Technologies, Inc.	53	3,278
Agios Pharmaceuticals, Inc.[1,2]	20	1,685
Alexion Pharmaceuticals, Inc.[2]	32	3,973
Alnylam Pharmaceuticals, Inc.[1,2]	27	2,659
Amgen, Inc.	118	21,782
Biogen, Inc.[2]	37	10,739
BioMarin Pharmaceutical, Inc.[2]	21	1,978
Bio-Rad Laboratories, Inc., Class A2	6	1,731
Bio-Techne Corp.	12	1,775
Bluebird Bio, Inc.[1,2]	20	3,139
Bristol-Myers Squibb Co.	187	10,349
Eli Lilly & Co.	127	10,837
Exact Sciences Corp.[2]	46	2,750
Gilead Sciences, Inc.	207	14,664
Illumina, Inc.[2]	55	15,361
IQVIA Holdings, Inc.[2]	32	3,194
Jazz Pharmaceuticals PLC[2]	10	1,723
Johnson & Johnson	245	29,728
Merck & Co., Inc.	269	16,328
Mettler-Toledo International, Inc.[2]	3	1,736
Mylan NV2	81	2,927
Nektar Therapeutics[2]	64	3,125

20     OPPENHEIMER ETF TRUST

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Neurocrine Biosciences, Inc.[1,2]	36	$3,537
PerkinElmer, Inc.	24	1,758
Perrigo Co. PLC	18	1,312
Pfizer, Inc.	1,054	38,239
QIAGEN NV2	31	1,121
Sage Therapeutics, Inc.[2]	18	2,818
Sarepta Therapeutics, Inc.[2]	25	3,304
Thermo Fisher Scientific, Inc.	97	20,093
Vertex Pharmaceuticals, Inc.[2]	68	11,557
Waters Corp.[2]	11	2,129
Zoetis, Inc.	148	12,608
Total Pharmaceuticals, Biotechnology & Life Sciences		318,323

Real Estate—1.4%
Alexandria Real Estate Equities, Inc.	15	1,893
American Tower Corp.	64	9,227
AvalonBay Communities, Inc.	7	1,203
Boston Properties, Inc.	15	1,881
CBRE Group, Inc., Class A2	96	4,583
Crown Castle International Corp.	57	6,146
CubeSmart	46	1,482
DCT Industrial Trust, Inc.	21	1,401
Digital Realty Trust, Inc.	17	1,897
Duke Realty Corp.	43	1,248
Equinix, Inc.	6	2,579
Equity Residential	26	1,656
Extra Space Storage, Inc.	28	2,795
Host Hotels & Resorts, Inc.	142	2,992
Jones Lang LaSalle, Inc.	15	2,490
Park Hotels & Resorts, Inc.	44	1,348
Prologis, Inc.	93	6,109
Public Storage	16	3,630
Rayonier, Inc.[1]	38	1,470
Realty Income Corp.	27	1,452
SBA Communications Corp.[2]	25	4,128
Simon Property Group, Inc.	38	6,467
STORE Capital Corp.	47	1,288
Weyerhaeuser Co.	134	4,886
Total Real Estate		74,251

Retailing—9.5%
Amazon.com, Inc.[2]	155	$263,469
AutoZone, Inc.[2]	5	3,355
Best Buy Co., Inc.[1]	81	6,041
Booking Holdings, Inc.[2]	9	18,244
Burlington Stores, Inc.[2]	23	3,462
CarMax, Inc.[1,2]	29	2,113
Dollar General Corp.	87	8,578
Dollar Tree, Inc.[2]	69	5,865
Gap, Inc. (The)	73	2,364
Genuine Parts Co.[1]	16	1,469
Home Depot, Inc. (The)	270	52,677
Kohl’s Corp.[1]	67	4,884
Lowe’s Cos., Inc.	141	13,475
Macy’s, Inc.	113	4,230
Netflix, Inc.[2]	170	66,543
O’Reilly Automotive, Inc.[2]	17	4,651
Pool Corp.	10	1,515
Ross Stores, Inc.	117	9,916
Target Corp.	192	14,615
Tiffany & Co.	24	3,158
TJX Cos., Inc. (The)	138	13,135
Tractor Supply Co.	36	2,754
TripAdvisor, Inc.[2]	27	1,504
Urban Outfitters, Inc.[2]	30	1,337
Total Retailing		509,354

Semiconductors & Semiconductor Equipment—5.4%
Advanced Micro Devices, Inc.[1,2]	172	2,578
Analog Devices, Inc.	84	8,057
Applied Materials, Inc.	210	9,700
Broadcom, Inc.	54	13,102
Cavium, Inc.[2]	15	1,297
Cypress Semiconductor Corp.	91	1,418
First Solar, Inc.[2]	33	1,738
Intel Corp.	1,741	86,545
KLA-Tencor Corp.	30	3,076
Lam Research Corp.	48	8,297
Marvell Technology Group Ltd.[1]	101	2,165
Maxim Integrated Products, Inc.	75	4,399
Microchip Technology, Inc.[1]	47	4,275
Micron Technology, Inc.[2]	465	24,385
MKS Instruments, Inc.	20	1,914
Monolithic Power Systems, Inc.	12	1,604
NVIDIA Corp.	224	53,066

21     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
NXP Semiconductors NV2	43	$4,699
ON Semiconductor Corp.[2]	156	3,469
Qorvo, Inc.[2]	22	1,764
QUALCOMM, Inc.	204	11,448
Skyworks Solutions, Inc.	19	1,836
Teradyne, Inc.	38	1,447
Texas Instruments, Inc.	325	35,831
Xilinx, Inc.	46	3,002
Total Semiconductors & Semiconductor Equipment		291,112

Software & Services—20.4%
2U, Inc.[2]	22	1,838
Accenture PLC, Class A	159	26,011
Activision Blizzard, Inc.	182	13,890
Adobe Systems, Inc.[2]	195	47,543
Akamai Technologies, Inc.[2]	60	4,394
Alphabet, Inc., Class A2	53	59,847
Alphabet, Inc., Class C2	57	63,592
Amdocs Ltd.	18	1,191
ANSYS, Inc.[2]	25	4,355
Aspen Technology, Inc.[2]	28	2,597
Atlassian Corp. PLC, Class A2	37	2,313
Autodesk, Inc.[2]	64	8,390
Automatic Data Processing, Inc.	115	15,426
Black Knight, Inc.[2]	39	2,088
Booz Allen Hamilton Holding Corp.	41	1,793
Broadridge Financial Solutions, Inc.	43	4,949
CA, Inc.	61	2,175
Cadence Design Systems, Inc.[2]	66	2,858
CDK Global, Inc.	18	1,171
Citrix Systems, Inc.[2]	39	4,089
Cognizant Technology Solutions Corp., Class A	115	9,084
Dell Technologies, Inc., Class V2	52	4,398
DXC Technology Co.	86	6,932
eBay, Inc.[2]	173	6,273
Electronic Arts, Inc.[2]	67	9,448
EPAM Systems, Inc.[2]	19	2,362
Facebook, Inc., Class A2	552	107,265
Fair Isaac Corp.[2]	9	1,740
Fidelity National Information Services, Inc.	80	8,482
Software & Services (Continued)
First Data Corp., Class A2	69	$1,444
Fiserv, Inc.[2]	86	6,372
FleetCor Technologies, Inc.[2]	29	6,109
Fortinet, Inc.[2]	51	3,184
Gartner, Inc.[1,2]	15	1,994
Global Payments, Inc.	42	4,683
GoDaddy, Inc., Class A2	59	4,165
GrubHub, Inc.[2]	37	3,882
Guidewire Software, Inc.[1,2]	26	2,308
IAC/InterActiveCorp[2]	26	3,965
International Business Machines Corp.	94	13,132
Intuit, Inc.	77	15,732
Jack Henry & Associates, Inc.	16	2,086
Leidos Holdings, Inc.	28	1,652
Mastercard, Inc., Class A	345	67,799
Microsoft Corp.	2,466	243,172
Nutanix, Inc., Class A2	43	2,218
Okta, Inc.[2]	35	1,763
Oracle Corp.	400	17,624
Paychex, Inc.	54	3,691
Paycom Software, Inc.[2]	18	1,779
PayPal Holdings, Inc.[2]	443	36,889
Proofpoint, Inc.[2]	16	1,845
PTC, Inc.[2]	40	3,752
RealPage, Inc.[2]	28	1,543
Red Hat, Inc.[2]	72	9,675
RingCentral, Inc., Class A2	27	1,899
salesforce.com, Inc.[2]	248	33,827
ServiceNow, Inc.[2]	69	11,900
Splunk, Inc.[2]	59	5,847
Square, Inc., Class A1,2	116	7,150
SS&C Technologies Holdings, Inc.	58	3,010
Synopsys, Inc.[2]	34	2,909
Tableau Software, Inc., Class A2	25	2,444
Take-Two Interactive Software, Inc.[2]	42	4,971
Teradata Corp.[2]	37	1,486
Total System Services, Inc.	63	5,325
Twilio, Inc., Class A2	29	1,625
Twitter, Inc.[2]	288	12,577
Tyler Technologies, Inc.[2]	11	2,443
Ultimate Software Group, Inc. (The)[1,2]	7	1,801
VeriSign, Inc.[2]	33	4,535
Visa, Inc., Class A	571	75,629
VMware Inc, Class A2	26	3,821

22     OPPENHEIMER ETF TRUST

	Shares	Value
Software & Services (Continued)
Western Union Co. (The)[1]	74	$1,504
WEX, Inc.[2]	16	3,048
Workday, Inc., Class A2	45	5,450
Worldpay, Inc., Class A2	88	7,197
Zendesk, Inc.[2]	42	2,289
Zillow Group, Inc., Class C1,2	21	1,240
Total Software & Services		1,092,879

Technology Hardware & Equipment—7.7%
Amphenol Corp., Class A	62	5,403
Apple, Inc.	1,443	267,114
Arista Networks, Inc.[2]	22	5,665
CDW Corp.	40	3,232
Cisco Systems, Inc.	1,586	68,246
Corning, Inc.	80	2,201
F5 Networks, Inc.[2]	18	3,104
FLIR Systems, Inc.	50	2,598
Hewlett Packard Enterprise Co.	498	7,276
HP, Inc.	458	10,392
IPG Photonics Corp.[2]	14	3,089
Keysight Technologies, Inc.[2]	62	3,660
Littelfuse, Inc.	7	1,597
Motorola Solutions, Inc.	43	5,004
NetApp, Inc.	108	8,481
Palo Alto Networks, Inc.[2]	32	6,575
Pure Storage, Inc., Class A2	66	1,576
Western Digital Corp.	34	2,632
Zebra Technologies Corp., Class A2	18	2,578
Total Technology Hardware & Equipment		410,423

Telecommunication Services—0.9%
AT&T, Inc.	459	14,739
T-Mobile US, Inc.[2]	23	1,374
Verizon Communications, Inc.	645	32,450
Total Telecommunication Services		48,563

Transportation—2.1%
American Airlines Group, Inc.[1]	31	1,177
C.H. Robinson Worldwide, Inc.	37	3,095
CSX Corp.	198	12,628
Delta Air Lines, Inc.	90	4,459
Expeditors International of Washington, Inc.	46	3,363
FedEx Corp.	55	12,488
Transportation (Continued)
JB Hunt Transport Services, Inc.	29	$3,525
Kansas City Southern	15	1,589
Kirby Corp.[1,2]	19	1,588
Landstar System, Inc.	11	1,201
Norfolk Southern Corp.	79	11,919
Old Dominion Freight Line, Inc.	25	3,724
Southwest Airlines Co.	34	1,730
Union Pacific Corp.	220	31,170
United Continental Holdings, Inc.[2]	18	1,255
United Parcel Service, Inc., Class B	108	11,473
XPO Logistics, Inc.[1,2]	48	4,809
Total Transportation		111,193

Utilities—1.3%
AES Corp.	93	1,247
Ameren Corp.	30	1,825
American Electric Power Co., Inc.	42	2,909
American Water Works Co., Inc.	20	1,708
Atmos Energy Corp.	14	1,262
Consolidated Edison, Inc.	24	1,872
Dominion Energy, Inc.	29	1,977
DTE Energy Co.	15	1,554
Duke Energy Corp.	48	3,796
Entergy Corp.	21	1,697
Evergy, Inc.	33	1,853
Eversource Energy	27	1,582
Exelon Corp.	164	6,986
FirstEnergy Corp.	96	3,447
NextEra Energy, Inc.	84	14,031
NRG Energy, Inc.	128	3,930
Public Service Enterprise Group, Inc.	99	5,360
Sempra Energy	20	2,322
Southern Co. (The)	65	3,010
Vectren Corp.	16	1,143
Vistra Energy Corp.[2]	129	3,052
WEC Energy Group, Inc.	33	2,133
Xcel Energy, Inc.	45	2,056
Total Utilities		70,752

23     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Total Common Stocks (Cost $4,932,128)		$5,335,035

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $6,179)	6,179	6,179
Investment of Cash Collateral for Securites Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $5,490)	5,490	5,490
Total Investments—100.1% (Cost $4,943,797)		5,346,704
Liabilities in Excess of Other Assets—(0.1)%		(3,031)
Net Assets—100.0%		$5,343,673

PLC – Public Limited Company

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $79,918; total value of the collateral held by the Fund was $81,507. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $76,017 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

24     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 2018
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—2.1%
Adient PLC[1]	65	$3,197
Aptiv PLC	94	8,613
BorgWarner, Inc.	125	5,395
Ford Motor Co.	2,714	30,044
General Motors Co.	911	35,893
Gentex Corp.	105	2,417
Goodyear Tire & Rubber Co. (The)	167	3,889
Harley-Davidson, Inc.	106	4,461
Lear Corp.	45	8,362
Thor Industries, Inc.	32	3,117
Visteon Corp.[2]	18	2,326
Total Automobiles & Components		107,714

Banks—5.5%
Associated Banc-Corp.	62	1,693
Bank of the Ozarks[1]	44	1,982
BankUnited, Inc.	58	2,369
BB&T Corp.	330	16,645
CIT Group, Inc.	51	2,571
Citizens Financial Group, Inc.	210	8,169
Comerica, Inc.	51	4,637
Commerce Bancshares, Inc.	24	1,553
Cullen/Frost Bankers, Inc.	17	1,840
East West Bancorp, Inc.	42	2,738
F.N.B. Corp.[1]	106	1,423
Fifth Third Bancorp	318	9,127
First Citizens BancShares, Inc., Class A	3	1,210
First Republic Bank	42	4,065
Huntington Bancshares, Inc.	498	7,351
KeyCorp	445	8,695
M&T Bank Corp.	60	10,209
New York Community Bancorp, Inc.	306	3,378
PacWest Bancorp	38	1,878
People’s United Financial, Inc.[1]	125	2,261
PNC Financial Services Group, Inc. (The)	172	23,237
Popular, Inc.	53	2,396
Prosperity Bancshares, Inc.	21	1,436
Regions Financial Corp.	498	8,854
Signature Bank[2]	17	2,174
SunTrust Banks, Inc.	260	17,165
Synovus Financial Corp.	43	2,272
U.S. Bancorp	574	28,712
Banks (Continued)
Umpqua Holdings Corp.	75	$1,694
Webster Financial Corp.[1]	27	1,720
Wells Fargo & Co.	1,767	97,962
Western Alliance Bancorp[2]	25	1,415
Wintrust Financial Corp.	17	1,480
Zions Bancorporation[1]	70	3,688
Total Banks		287,999

Capital Goods—6.3%
A.O. Smith Corp.	32	1,893
Acuity Brands, Inc.	19	2,202
AECOM[2]	109	3,600
AGCO Corp.	43	2,611
Air Lease Corp.	64	2,686
Allegion PLC[1]	25	1,934
Allison Transmission Holdings, Inc.	58	2,348
Arconic, Inc.	231	3,929
BWX Technologies, Inc.	17	1,059
Carlisle Cos., Inc.[1]	23	2,491
Colfax Corp.[1,2]	36	1,103
Crane Co.	19	1,522
Cummins, Inc.	88	11,704
Curtiss-Wright Corp.	14	1,666
Deere & Co.	106	14,819
Donaldson Co., Inc.	34	1,534
Dover Corp.	68	4,978
Eaton Corp. PLC	230	17,190
Flowserve Corp.[1]	39	1,576
Fluor Corp.	91	4,439
Fortune Brands Home & Security, Inc.	62	3,329
General Dynamics Corp.	94	17,523
Graco, Inc.	34	1,537
HD Supply Holdings, Inc.[2]	115	4,932
Hexcel Corp.	26	1,726
Hubbell, Inc.	21	2,221
Huntington Ingalls Industries, Inc.	21	4,553
IDEX Corp.	14	1,911
Ingersoll-Rand PLC	112	10,050
ITT, Inc.	33	1,725
Jacobs Engineering Group, Inc.	57	3,619
Johnson Controls International PLC	324	10,838
L3 Technologies, Inc.	29	5,577
Lennox International, Inc.	10	2,002
Lincoln Electric Holdings, Inc.	20	1,755

25     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Capital Goods (Continued)
Lockheed Martin Corp.	92	$27,180
Masco Corp.	118	4,416
Middleby Corp. (The)[1,2]	18	1,880
MSC Industrial Direct Co., Inc., Class A	14	1,188
Nordson Corp.	14	1,798
nVent Electric PLC[2]	66	1,657
Oshkosh Corp.	38	2,672
Owens Corning	66	4,182
PACCAR, Inc.	206	12,764
Parker-Hannifin Corp.	44	6,857
Pentair PLC	78	3,282
Quanta Services, Inc.[2]	92	3,073
Regal Beloit Corp.	23	1,881
Sensata Technologies Holding PLC[1,2]	50	2,379
Snap-on, Inc.[1]	24	3,857
Spirit AeroSystems Holdings, Inc., Class A	42	3,608
Stanley Black & Decker, Inc.	64	8,500
Teledyne Technologies, Inc.[2]	8	1,592
Terex Corp.	35	1,477
Textron, Inc.	95	6,261
Timken Co. (The)	33	1,437
Toro Co. (The)	31	1,868
Trinity Industries, Inc.	80	2,741
United Rentals, Inc.[2]	47	6,938
United Technologies Corp.	281	35,133
Univar, Inc.[2]	75	1,968
USG Corp.[2]	28	1,207
Valmont Industries, Inc.	9	1,357
W.W. Grainger, Inc.[1]	12	3,701
WABCO Holdings, Inc.[2]	26	3,043
Wabtec Corp.[1]	16	1,577
Watsco, Inc.	9	1,605
WESCO International, Inc.[2]	32	1,827
Xylem, Inc.[1]	43	2,897
Total Capital Goods		326,385

Commercial & Professional Services—0.9%
Clean Harbors, Inc.[2]	21	1,167
Copart, Inc.[2]	32	1,810
CoStar Group, Inc.[2]	3	1,238
Dun & Bradstreet Corp. (The)	12	1,472
Equifax, Inc.	30	3,753
KAR Auction Services, Inc.	48	2,630
ManpowerGroup, Inc.	44	3,787
Nielsen Holdings PLC[1]	180	5,567
Republic Services, Inc.	78	5,332
Commercial & Professional Services (Continued)
Robert Half International, Inc.	43	$2,799
Stericycle, Inc.[2]	20	1,306
Waste Management, Inc.	197	16,024
Total Commercial & Professional Services		46,885

Consumer Durables & Apparel—1.6%
Brunswick Corp.	36	2,321
Carter’s, Inc.	19	2,060
D.R. Horton, Inc.	146	5,986
Garmin Ltd.	60	3,660
Hanesbrands, Inc.[1]	216	4,756
Hasbro, Inc.[1]	47	4,339
Leggett & Platt, Inc.[1]	64	2,857
Lennar Corp., Class A	111	5,828
Michael Kors Holdings Ltd.[2]	77	5,128
Mohawk Industries, Inc.[2]	29	6,214
Newell Brands, Inc.	300	7,737
NVR, Inc.[2]	1	2,970
Polaris Industries, Inc.[1]	24	2,932
PulteGroup, Inc.	144	4,140
PVH Corp.	25	3,743
Ralph Lauren Corp.	21	2,640
Skechers U.S.A., Inc., Class A2	56	1,681
Tapestry, Inc.	92	4,297
Tempur Sealy International, Inc.[1,2]	25	1,201
Toll Brothers, Inc.	94	3,477
Whirlpool Corp.	48	7,019
Total Consumer Durables & Apparel		84,986

Consumer Services—1.4%
Aramark	151	5,602
Carnival Corp.	191	10,946
Chipotle Mexican Grill, Inc.[2]	4	1,726
Darden Restaurants, Inc.	52	5,567
Domino’s Pizza, Inc.	7	1,975
Dunkin’ Brands Group, Inc.	18	1,243
Extended Stay America, Inc.	61	1,318
Graham Holdings Co., Class B	2	1,172
Grand Canyon Education, Inc.[2]	10	1,116
H&R Block, Inc.[1]	134	3,053
Hilton Grand Vacations, Inc.[2]	39	1,353
MGM Resorts International	236	6,851

26     OPPENHEIMER ETF TRUST

	Shares	Value
Consumer Services (Continued)
Norwegian Cruise Line Holdings Ltd.[2]	109	$5,150
Royal Caribbean Cruises Ltd.	90	9,324
Service Corp. International	83	2,971
ServiceMaster Global Holdings, Inc.[2]	33	1,963
Six Flags Entertainment Corp.[1]	21	1,471
Vail Resorts, Inc.	7	1,919
Wyndham Destinations, Inc.	67	2,966
Wyndham Hotels & Resorts, Inc.	21	1,236
Yum China Holdings, Inc.	110	4,231
Total Consumer Services		73,153

Diversified Financials—7.1%
Affiliated Managers Group, Inc.	26	3,866
AGNC Investment Corp.	246	4,573
Ally Financial, Inc.	297	7,802
American Express Co.	398	39,004
Ameriprise Financial, Inc.	78	10,911
Annaly Capital Management, Inc.	789	8,119
AXA Equitable Holdings, Inc.[2]	79	1,628
Bank of New York Mellon Corp. (The)	348	18,768
Berkshire Hathaway, Inc., Class B2	678	126,549
BGC Partners, Inc., Class A	176	1,992
Capital One Financial Corp.	329	30,235
Cboe Global Markets, Inc.	16	1,665
Chimera Investment Corp.	122	2,230
Credit Acceptance Corp.[1,2]	5	1,767
Discover Financial Services	227	15,983
Evercore, Inc., Class A	20	2,109
FactSet Research Systems, Inc.[1]	7	1,387
Franklin Resources, Inc.	144	4,615
Interactive Brokers Group, Inc., Class A	17	1,095
Invesco Ltd.	231	6,135
Jefferies Financial Group, Inc.	212	4,821
Lazard Ltd., Class A	75	3,668
Legg Mason, Inc.	47	1,632
LPL Financial Holdings, Inc.	34	2,228
MFA Financial, Inc.	162	1,228
Nasdaq, Inc.	31	2,830
Diversified Financials (Continued)
Navient Corp.	178	$2,319
New Residential Investment Corp.	99	1,732
Northern Trust Corp.	63	6,482
OneMain Holdings, Inc.[2]	52	1,731
Raymond James Financial, Inc.	52	4,646
Santander Consumer USA Holdings, Inc.	80	1,527
SEI Investments Co.	27	1,688
State Street Corp.	219	20,387
Synchrony Financial	513	17,124
Two Harbors Investment Corp.	117	1,849
Voya Financial, Inc.[1]	53	2,491
Total Diversified Financials		368,816

Energy—7.8%
Andeavor	79	10,363
Antero Resources Corp.[2]	167	3,566
Apache Corp.[1]	235	10,986
Cabot Oil & Gas Corp.	63	1,499
Chesapeake Energy Corp.[1,2]	625	3,275
Chevron Corp.	686	86,731
Cimarex Energy Co.[1]	39	3,968
CNX Resources Corp.[2]	130	2,311
Devon Energy Corp.	269	11,825
Diamondback Energy, Inc.[1]	26	3,421
EQT Corp.	85	4,690
Exxon Mobil Corp.	1,800	148,914
HollyFrontier Corp.	75	5,132
Marathon Petroleum Corp.	315	22,100
Murphy Oil Corp.[1]	77	2,600
Newfield Exploration Co.[2]	110	3,328
Parsley Energy, Inc., Class A2	45	1,363
PBF Energy, Inc., Class A	77	3,229
Phillips 66	263	29,538
QEP Resources, Inc.[2]	158	1,937
Range Resources Corp.	110	1,840
RSP Permian, Inc.[2]	42	1,849
Targa Resources Corp.	51	2,524
Transocean Ltd.[2]	100	1,344
Valero Energy Corp.	278	30,811
Williams Cos., Inc. (The)	255	6,913
Total Energy		406,057

Food & Staples Retailing—4.1%
Casey’s General Stores, Inc.	26	2,732
Costco Wholesale Corp.	242	50,573
Kroger Co. (The)	583	16,586

27     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Food & Staples Retailing (Continued)
Sprouts Farmers Market, Inc.[2]	83	$1,832
Sysco Corp.	270	18,438
US Foods Holding Corp.[2]	140	5,295
Walgreens Boots Alliance, Inc.	574	34,449
Walmart, Inc.	951	81,453
Total Food & Staples Retailing		211,358

Food, Beverage & Tobacco—4.0%
Archer-Daniels-Midland Co.	366	16,774
Bunge Ltd.	89	6,204
Campbell Soup Co.	110	4,459
Conagra Brands, Inc.	147	5,252
Flowers Foods, Inc.	70	1,458
General Mills, Inc.	294	13,012
Hain Celestial Group, Inc. (The)[2]	42	1,252
Hershey Co. (The)	44	4,095
Hormel Foods Corp.	85	3,163
Ingredion, Inc.	38	4,207
JM Smucker Co. (The)[1]	66	7,094
Kellogg Co.	105	7,336
Lamb Weston Holdings, Inc.	34	2,329
McCormick & Co., Inc.	32	3,715
Molson Coors Brewing Co., Class B	107	7,280
PepsiCo, Inc.	514	55,959
Philip Morris International, Inc.	536	43,277
Pinnacle Foods, Inc.	28	1,822
Post Holdings, Inc.[1,2]	24	2,065
TreeHouse Foods, Inc.[2]	31	1,628
Tyson Foods, Inc., Class A	191	13,150
Total Food, Beverage & Tobacco		205,531

Health Care Equipment & Services—7.5%
Acadia Healthcare Co., Inc.[1,2]	46	1,882
AmerisourceBergen Corp.	99	8,442
Anthem, Inc.	154	36,657
athenahealth, Inc.[2]	8	1,273
Cardinal Health, Inc.	209	10,205
Centene Corp.[2]	124	15,278
Cigna Corp.	134	22,773
Cooper Cos., Inc. (The)	10	2,354
CVS Health Corp.	699	44,981
DaVita, Inc.[2]	81	5,625
Encompass Health Corp.	43	2,912
Envision Healthcare Corp.[2]	45	1,980
Health Care Equipment & Services (Continued)
Express Scripts Holding Co.[2]	390	$30,112
HCA Healthcare, Inc.	183	18,776
Henry Schein, Inc.[1,2]	76	5,521
Hill-Rom Holdings, Inc.	15	1,310
Hologic, Inc.[1,2]	66	2,623
Humana, Inc.	86	25,596
Laboratory Corp. of America Holdings[2]	38	6,822
McKesson Corp.	127	16,942
MEDNAX, Inc.[2]	51	2,207
Molina Healthcare, Inc.[2]	31	3,036
Quest Diagnostics, Inc.	53	5,827
STERIS PLC	19	1,995
UnitedHealth Group, Inc.	390	95,683
Universal Health Services, Inc., Class B	50	5,572
Varian Medical Systems, Inc.[2]	15	1,706
Veeva Systems, Inc., Class A2	16	1,230
WellCare Health Plans, Inc.[2]	28	6,895
West Pharmaceutical Services, Inc.	14	1,390
Total Health Care Equipment & Services		387,605

Household & Personal Products—2.3%
Church & Dwight Co., Inc.[1]	67	3,562
Clorox Co. (The)[1]	38	5,140
Energizer Holdings, Inc.	21	1,322
Herbalife Nutrition Ltd.[2]	38	2,041
Kimberly-Clark Corp.	155	16,328
Nu Skin Enterprises, Inc., Class A	18	1,407
Procter & Gamble Co. (The)	1,105	86,256
Spectrum Brands Holdings, Inc.[1]	14	1,143
Total Household & Personal Products		117,199

Insurance—5.0%
Aflac, Inc.	485	20,865
Alleghany Corp.	4	2,300
Allstate Corp. (The)	229	20,901
American Financial Group, Inc.	45	4,830
Arch Capital Group Ltd.[2]	180	4,763
Arthur J. Gallagher & Co.	63	4,113
Assurant, Inc.	33	3,415
Assured Guaranty Ltd.	72	2,572

28     OPPENHEIMER ETF TRUST

	Shares	Value
Insurance (Continued)
Athene Holding Ltd., Class A2	96	$4,209
Brighthouse Financial, Inc.[2]	61	2,444
Brown & Brown, Inc.	54	1,497
Chubb Ltd.	206	26,166
Cincinnati Financial Corp.	64	4,279
Everest Re Group Ltd.	22	5,070
First American Financial Corp.	61	3,155
FNF Group	129	4,853
Hanover Insurance Group, Inc. (The)	25	2,989
Lincoln National Corp.	102	6,349
Loews Corp.	178	8,594
MetLife, Inc.	598	26,073
Old Republic International Corp.	171	3,405
Principal Financial Group, Inc.	196	10,378
Progressive Corp. (The)	275	16,266
Prudential Financial, Inc.	292	27,305
Reinsurance Group of America, Inc.	44	5,873
RenaissanceRe Holdings Ltd.	15	1,805
Torchmark Corp.	71	5,780
Travelers Cos., Inc. (The)	150	18,351
Unum Group	143	5,290
W.R. Berkley Corp.	46	3,331
White Mountains Insurance Group Ltd.	1	907
Total Insurance		258,128

Materials—3.7%
Albemarle Corp.[1]	24	2,264
Alcoa Corp.[2]	112	5,250
AptarGroup, Inc.	19	1,774
Ashland Global Holdings, Inc.	17	1,329
Avery Dennison Corp.	37	3,778
Axalta Coating Systems Ltd[2]	63	1,909
Ball Corp.	173	6,150
Bemis Co., Inc.	39	1,646
Berry Global Group, Inc.[2]	84	3,859
Cabot Corp.	31	1,915
Celanese Corp., Series A	46	5,109
CF Industries Holdings, Inc.	85	3,774
Chemours Co. (The)	97	4,303
Crown Holdings, Inc.[1,2]	87	3,894
Materials (Continued)
Domtar Corp.	27	$1,289
Eagle Materials, Inc.	12	1,260
Eastman Chemical Co.	78	7,797
FMC Corp.	39	3,479
Freeport-McMoRan, Inc.	900	15,534
Graphic Packaging Holding Co.	165	2,394
Huntsman Corp.	144	4,205
International Flavors & Fragrances, Inc.	20	2,479
International Paper Co.	199	10,364
LyondellBasell Industries NV, Class A	202	22,190
Mosaic Co. (The)	143	4,011
Newmont Mining Corp.	187	7,052
Nucor Corp.	150	9,375
Olin Corp.	90	2,585
Owens-Illinois, Inc.[2]	112	1,883
Packaging Corp. of America	38	4,248
PPG Industries, Inc.	104	10,788
Reliance Steel & Aluminum Co.	41	3,589
RPM International, Inc.	44	2,566
Scotts Miracle-Gro Co., (The)[1]	15	1,247
Sealed Air Corp.[1]	51	2,165
Silgan Holdings, Inc.	49	1,315
Sonoco Products Co.[1]	40	2,100
Steel Dynamics, Inc.	102	4,687
United States Steel Corp.	118	4,100
Westlake Chemical Corp.	16	1,722
WestRock Co.	146	8,325
WR Grace & Co.	18	1,320
Total Materials		191,023

Media—4.6%
AMC Networks, Inc., Class A1,2	30	1,866
CBS Corp., Class B	114	6,409
Charter Communications, Inc., Class A2	95	27,855
Cinemark Holdings, Inc.[1]	61	2,140
Comcast Corp., Class A	2,696	88,456
Discovery, Inc., Class A2	72	1,980
Discovery, Inc., Class C2	98	2,499
DISH Network Corp., Class A2	147	4,941
Interpublic Group of Cos., Inc. (The)[1]	214	5,016

29     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Media (Continued)
Liberty Broadband Corp., Class C1,2	33	$2,499
Liberty Media Corp.-Liberty SiriusXM, Class A2	28	1,261
Liberty Media Corp.-Liberty SiriusXM, Class C2	56	2,540
Lions Gate Entertainment Corp., Class B1	51	1,197
Live Nation Entertainment, Inc.[1,2]	44	2,137
Omnicom Group, Inc.	138	10,525
Sirius XM Holdings, Inc.[1]	248	1,679
Twenty-First Century Fox, Inc., Class B	137	6,750
Viacom, Inc., Class B	245	7,389
Walt Disney Co. (The)	599	62,781
Total Media		239,920

Pharmaceuticals, Biotechnology & Life Sciences—3.3%
Amgen, Inc.	267	49,285
Biogen, Inc.[2]	70	20,317
Catalent, Inc.[2]	30	1,257
Celgene Corp.[2]	309	24,541
Charles River Laboratories International, Inc.[2]	13	1,459
Gilead Sciences, Inc.	796	56,389
Jazz Pharmaceuticals PLC[2]	14	2,412
Mylan NV2	227	8,204
PerkinElmer, Inc.	26	1,904
Perrigo Co. PLC	32	2,333
United Therapeutics Corp.[2]	24	2,716
Total Pharmaceuticals, Biotechnology & Life Sciences		170,817

Real Estate—1.4%
Alexandria Real Estate Equities, Inc.	11	1,388
Apple Hospitality REIT, Inc.	71	1,269
Brixmor Property Group, Inc.	136	2,370
Camden Property Trust	15	1,367
CBRE Group, Inc., Class A2	136	6,493
Duke Realty Corp.	57	1,655
EPR Properties	23	1,490
Equity LifeStyle Properties, Inc.	13	1,195
Extra Space Storage, Inc.	25	2,495
Federal Realty Investment Trust	12	1,519
Real Estate (Continued)
Gaming and Leisure Properties, Inc.	61	$2,184
GGP, Inc.	134	2,738
HCP, Inc.	126	3,253
Highwoods Properties, Inc.	25	1,268
Hospitality Properties Trust	70	2,003
Host Hotels & Resorts, Inc.	218	4,593
Iron Mountain, Inc.[1]	74	2,591
Jones Lang LaSalle, Inc.	26	4,316
Kimco Realty Corp.	129	2,192
Lamar Advertising Co., Class A	25	1,708
Liberty Property Trust	31	1,374
Macerich Co. (The)	21	1,193
Medical Properties Trust, Inc.	114	1,601
Mid-America Apartment Communities, Inc.	23	2,315
National Retail Properties, Inc.[1]	30	1,319
Omega Healthcare Investors, Inc.	45	1,395
Outfront Media, Inc.	59	1,147
Park Hotels & Resorts, Inc.	76	2,328
Realogy Holdings Corp.[1]	88	2,006
Regency Centers Corp.	21	1,304
Retail Properties of America, Inc., Class A	108	1,380
Senior Housing Properties Trust	76	1,375
SL Green Realty Corp.	14	1,407
UDR, Inc.	33	1,239
VEREIT, Inc.	207	1,540
Weingarten Realty Investors	50	1,540
WP Carey, Inc.	25	1,659
Total Real Estate		74,209

Retailing—4.5%
Advance Auto Parts, Inc.	30	4,071
AutoNation, Inc.[2]	38	1,846
AutoZone, Inc.[2]	12	8,051
Best Buy Co., Inc.[1]	164	12,231
Burlington Stores, Inc.[2]	21	3,161
CarMax, Inc.[1,2]	79	5,757
Dick’s Sporting Goods, Inc.	54	1,903
Dollar General Corp.	137	13,508
Dollar Tree, Inc.[2]	130	11,050
Expedia Group, Inc.[1]	42	5,048
Foot Locker, Inc.	74	3,896
Gap, Inc. (The)	146	4,729

30     OPPENHEIMER ETF TRUST

	Shares	Value
Retailing (Continued)
Genuine Parts Co.[1]	75	$6,884
Kohl’s Corp.[1]	114	8,311
L Brands, Inc.	158	5,827
LKQ Corp.[2]	137	4,370
Lowe’s Cos., Inc.	359	34,310
Macy’s, Inc.	212	7,935
Michaels Cos., Inc. (The)[1,2]	75	1,438
Nordstrom, Inc.[1]	81	4,194
O’Reilly Automotive, Inc.[2]	26	7,113
Penske Automotive Group, Inc.[1]	25	1,171
Pool Corp.	9	1,364
Qurate Retail, Inc.[2]	151	3,204
Ross Stores, Inc.	122	10,340
Target Corp.	370	28,164
TJX Cos., Inc. (The)	220	20,940
Tractor Supply Co.	53	4,054
Ulta Beauty, Inc.[2]	16	3,735
Urban Outfitters, Inc.[1,2]	30	1,337
Williams-Sonoma, Inc.[1]	51	3,130
Total Retailing		233,072

Semiconductors & Semiconductor Equipment—5.0%
Applied Materials, Inc.	607	28,037
Cypress Semiconductor Corp.	81	1,262
First Solar, Inc.[2]	44	2,317
Intel Corp.	2,802	139,287
KLA-Tencor Corp.	72	7,382
Marvell Technology Group Ltd.[1]	170	3,645
Micron Technology, Inc.[2]	965	50,605
MKS Instruments, Inc.	28	2,680
ON Semiconductor Corp.[2]	271	6,026
Qorvo, Inc.[2]	42	3,367
Skyworks Solutions, Inc.	101	9,762
Teradyne, Inc.	122	4,644
Versum Materials, Inc.	29	1,077
Total Semiconductors & Semiconductor Equipment		260,091

Software & Services—4.8%
Alliance Data Systems Corp.	32	7,462
Amdocs Ltd.	74	4,898
Aspen Technology, Inc.[2]	14	1,298
Booz Allen Hamilton Holding Corp.	62	2,711
CA, Inc.	175	6,239
Cadence Design Systems, Inc.[2]	54	2,339
Software & Services (Continued)
CDK Global, Inc.	48	$3,122
Conduent, Inc.[1,2]	86	1,563
CoreLogic, Inc.[2]	26	1,349
DXC Technology Co.	304	24,505
eBay, Inc.[2]	334	12,111
EPAM Systems, Inc.[2]	12	1,492
Euronet Worldwide, Inc.[2]	18	1,508
Fair Isaac Corp.[2]	7	1,353
First Data Corp., Class A2	179	3,746
Fortinet, Inc.[2]	33	2,060
Gartner, Inc.[1,2]	12	1,595
Genpact Ltd.	50	1,447
GoDaddy, Inc., Class A2	20	1,412
IAC/InterActiveCorp[2]	19	2,897
International Business Machines Corp.	898	125,451
Jack Henry & Associates, Inc.	11	1,434
Leidos Holdings, Inc.	100	5,900
LogMeIn, Inc.	11	1,136
Manhattan Associates, Inc.[2]	25	1,175
PTC, Inc.[2]	13	1,220
Sabre Corp.	101	2,489
Splunk, Inc.[2]	11	1,090
Square, Inc., Class A1,2	25	1,541
SS&C Technologies Holdings, Inc.	46	2,387
Symantec Corp.	287	5,927
Take-Two Interactive Software, Inc.[2]	13	1,539
Teradata Corp.[2]	46	1,847
Tyler Technologies, Inc.[2]	6	1,333
Ultimate Software Group, Inc. (The)[1,2]	4	1,029
VMware Inc, Class A2	21	3,086
Western Union Co. (The)[1]	163	3,314
Workday, Inc., Class A2	12	1,453
Total Software & Services		248,458

Technology Hardware & Equipment—2.9%
ARRIS International PLC[2]	159	3,887
Arrow Electronics, Inc.[2]	56	4,216
Avnet, Inc.	55	2,359
CDW Corp.	120	9,695
Cognex Corp.	25	1,115
Coherent, Inc.[2]	10	1,564
CommScope Holding Co., Inc.[2]	149	4,351
EchoStar Corp., Class A2	34	1,510
F5 Networks, Inc.[2]	26	4,484

31     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
FLIR Systems, Inc.	24	$1,247
Hewlett Packard Enterprise Co.	1,691	24,705
HP, Inc.	1,724	39,117
IPG Photonics Corp.[2]	5	1,103
Jabil, Inc.	116	3,209
Juniper Networks, Inc.	310	8,500
Keysight Technologies, Inc.[2]	23	1,358
Littelfuse, Inc.	5	1,141
Motorola Solutions, Inc.	84	9,775
NCR Corp.[1,2]	133	3,987
Trimble, Inc.[2]	52	1,708
Western Digital Corp.	226	17,495
Xerox Corp.	125	3,000
Zebra Technologies Corp., Class A2	11	1,576
Total Technology Hardware & Equipment		151,102

Telecommunication Services—5.4%
AT&T, Inc.	4,125	132,454
CenturyLink, Inc.	568	10,587
Sprint Corp.[2]	439	2,388
Telephone & Data Systems, Inc.	62	1,700
T-Mobile US, Inc.[2]	189	11,293
Verizon Communications, Inc.	2,338	117,625
Zayo Group Holdings, Inc.[2]	51	1,860
Total Telecommunication Services		277,907

Transportation—2.5%
Alaska Air Group, Inc.[1]	83	5,012
AMERCO[1]	4	1,425
American Airlines Group, Inc.[1]	292	11,084
C.H. Robinson Worldwide, Inc.	61	5,103
Copa Holdings SA, Class A	21	1,987
Delta Air Lines, Inc.	432	21,401
Expeditors International of Washington, Inc.	45	3,290
FedEx Corp.	115	26,112
Genesee & Wyoming, Inc., Class A1,2	23	1,870
JB Hunt Transport Services, Inc.	31	3,768
JetBlue Airways Corp.[2]	219	4,157
Kansas City Southern	36	3,815
Kirby Corp.[1,2]	30	2,508
Transportation (Continued)
Landstar System, Inc.	12	$1,310
Macquarie Infrastructure Corp.	43	1,815
Old Dominion Freight Line, Inc.	12	1,788
Ryder System, Inc.	36	2,587
Southwest Airlines Co.	313	15,925
United Continental Holdings, Inc.[2]	173	12,063
XPO Logistics, Inc.[1,2]	49	4,909
Total Transportation		131,929

Utilities—6.1%
AES Corp.	373	5,002
Alliant Energy Corp.	92	3,893
Ameren Corp.	122	7,424
American Electric Power Co., Inc.	247	17,105
American Water Works Co., Inc.	57	4,867
Aqua America, Inc.[1]	41	1,442
Atmos Energy Corp.	35	3,155
CenterPoint Energy, Inc.	264	7,315
CMS Energy Corp.	138	6,525
Consolidated Edison, Inc.	210	16,376
Dominion Energy, Inc.	267	18,204
DTE Energy Co.	99	10,259
Duke Energy Corp.	337	26,650
Edison International	188	11,895
Entergy Corp.	115	9,291
Eversource Energy	144	8,440
Exelon Corp.	650	27,690
FirstEnergy Corp.	190	6,823
Hawaiian Electric Industries, Inc.	54	1,852
MDU Resources Group, Inc.	89	2,552
National Fuel Gas Co.	43	2,277
NiSource, Inc.	104	2,733
NRG Energy, Inc.	187	5,741
OGE Energy Corp.	86	3,028
PG&E Corp.	353	15,024
Pinnacle West Capital Corp.	54	4,350
PPL Corp.[1]	377	10,763
Public Service Enterprise Group, Inc.	193	10,449
SCANA Corp.	80	3,082
Sempra Energy	117	13,585
Southern Co. (The)	413	19,126
UGI Corp.	87	4,530
Vectren Corp.	27	1,929

32     OPPENHEIMER ETF TRUST

	Shares	Value
Utilities (Continued)
Vistra Energy Corp.[2]	132	$3,123
WEC Energy Group, Inc.	132	8,534
Xcel Energy, Inc.	257	11,740
Total Utilities		316,774

Total Common Stocks (Cost $5,105,156)		5,177,118

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $2,829)	2,829	2,829
Investment of Cash Collateral for Securities Loaned—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $11,343)	11,343	11,343
Total Investments—100.1% (Cost $5,119,328)		$5,191,290
Liabilities in Excess of Other Assets—(0.1)%		(7,551)
Net Assets—100.0%		$5,183,739

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $205,019; total value of the collateral held by the Fund was $209,677. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $198,334 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

33     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 2018
Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—0.4%
Ford Motor Co.	874	$9,675
General Motors Co.	292	11,505
Total Automobiles & Components		21,180

Banks—7.2%
Bank of America Corp.	2,142	60,383
BB&T Corp.	245	12,358
Citigroup, Inc.	638	42,695
Commerce Bancshares, Inc.	30	1,941
Fifth Third Bancorp	174	4,994
First Republic Bank	43	4,162
JPMorgan Chase & Co.	1,014	105,659
M&T Bank Corp.	45	7,657
People’s United Financial, Inc.[1]	116	2,098
PNC Financial Services Group, Inc. (The)	148	19,995
SunTrust Banks, Inc.	124	8,186
U.S. Bancorp	521	26,060
Wells Fargo & Co.	1,318	73,070
Total Banks		369,258

Capital Goods—8.2%
3M Co.	192	37,770
AMETEK, Inc.	71	5,123
Boeing Co. (The)	144	48,314
Caterpillar, Inc.	135	18,316
Cummins, Inc.	38	5,054
Deere & Co.	90	12,582
Eaton Corp. PLC	116	8,670
Emerson Electric Co.	181	12,514
Fortive Corp.	98	7,557
General Dynamics Corp.	86	16,031
General Electric Co.	2,569	34,964
Harris Corp.	34	4,914
Honeywell International, Inc.	260	37,453
IDEX Corp.	25	3,412
Illinois Tool Works, Inc.	110	15,240
Ingersoll-Rand PLC	69	6,191
Johnson Controls International PLC	250	8,363
L3 Technologies, Inc.	22	4,231
Lockheed Martin Corp.	82	24,225
Northrop Grumman Corp.	51	15,693
PACCAR, Inc.	92	5,700
Parker-Hannifin Corp.	34	5,299
Raytheon Co.	90	17,386
Rockwell Automation, Inc.	35	5,818
Rockwell Collins, Inc.	52	7,003
Capital Goods (Continued)
Roper Technologies, Inc.	33	$9,105
Snap-on, Inc.[1]	17	2,732
Stanley Black & Decker, Inc.	47	6,242
Toro Co. (The)	35	2,109
United Technologies Corp.	247	30,883
Total Capital Goods		418,894

Commercial & Professional Services—0.8%
Cintas Corp.	29	5,367
Copart, Inc.[2]	58	3,280
IHS Markit Ltd.[2]	119	6,139
KAR Auction Services, Inc.	42	2,302
Republic Services, Inc.	79	5,400
Verisk Analytics, Inc.[2]	51	5,490
Waste Management, Inc.	152	12,364
Total Commercial & Professional Services		40,342

Consumer Durables & Apparel—0.7%
NIKE, Inc., Class B	369	29,402
VF Corp.	85	6,929
Total Consumer Durables & Apparel		36,331

Consumer Services—1.9%
Aramark	75	2,783
Carnival Corp.	105	6,018
Hilton Worldwide Holdings, Inc.	71	5,620
Marriott International, Inc., Class A	84	10,634
McDonald’s Corp.	277	43,403
Starbucks Corp.	434	21,201
Yum! Brands, Inc.	87	6,805
Total Consumer Services		96,464

Diversified Financials—6.3%
AGNC Investment Corp.	139	2,584
American Express Co.	207	20,286
Annaly Capital Management, Inc.	392	4,034
Bank of New York Mellon Corp. (The)	280	15,100
Berkshire Hathaway, Inc., Class B2	699	130,468
BlackRock, Inc.	35	17,466
Capital One Financial Corp.	129	11,855
Cboe Global Markets, Inc.	32	3,330
CME Group, Inc.	105	17,212
Discover Financial Services	101	7,112
FactSet Research Systems, Inc.	12	2,377

34     OPPENHEIMER ETF TRUST

	Shares	Value
Diversified Financials (Continued)
Goldman Sachs Group, Inc. (The)	98	$21,616
Intercontinental Exchange, Inc.	175	12,871
Moody’s Corp.	50	8,528
MSCI, Inc.	26	4,301
Nasdaq, Inc.	38	3,468
Northern Trust Corp.	58	5,968
S&P Global, Inc.	77	15,700
Starwood Property Trust, Inc.	90	1,954
State Street Corp.	91	8,471
T. Rowe Price Group, Inc.	72	8,359
Total Diversified Financials		323,060

Energy—4.3%
Chevron Corp.	530	67,008
Exxon Mobil Corp.	1,397	115,574
Occidental Petroleum Corp.	199	16,652
Schlumberger Ltd.	323	21,651
Total Energy		220,885

Food & Staples Retailing—1.9%
Costco Wholesale Corp.	141	29,466
Sysco Corp.	158	10,790
US Foods Holding Corp.[2]	66	2,496
Walgreens Boots Alliance, Inc.	217	13,024
Walmart, Inc.	468	40,084
Total Food & Staples Retailing		95,860

Food, Beverage & Tobacco—5.4%
Altria Group, Inc.	630	35,778
Archer-Daniels-Midland Co.	143	6,554
Brown-Forman Corp., Class B1	88	4,313
Coca-Cola Co. (The)	1,375	60,307
Conagra Brands, Inc.	116	4,145
Constellation Brands, Inc., Class A	51	11,162
Dr Pepper Snapple Group, Inc.	55	6,710
General Mills, Inc.	199	8,808
Hershey Co. (The)	46	4,281
Hormel Foods Corp.	83	3,088
JM Smucker Co. (The)[1]	35	3,762
Kellogg Co.	83	5,799
Lamb Weston Holdings, Inc.	46	3,151
McCormick & Co., Inc.	41	4,760
Mondelez International, Inc., Class A	468	19,188
Food, Beverage & Tobacco (Continued)
PepsiCo, Inc.	510	$55,524
Philip Morris International, Inc.	475	38,351
Total Food, Beverage & Tobacco		275,681

Health Care Equipment & Services—6.7%
Abbott Laboratories	522	31,837
Aetna, Inc.	90	16,515
Anthem, Inc.	73	17,376
Baxter International, Inc.	160	11,814
Becton Dickinson and Co.	87	20,842
Boston Scientific Corp.[2]	366	11,968
Cerner Corp.[2]	83	4,963
Cigna Corp.	58	9,857
CVS Health Corp.	307	19,755
Danaher Corp.	213	21,019
DENTSPLY SIRONA, Inc.	66	2,889
Express Scripts Holding Co.[2]	153	11,813
HCA Healthcare, Inc.	69	7,079
Henry Schein, Inc.[1,2]	50	3,632
Laboratory Corp. of America Holdings[2]	33	5,924
Medtronic PLC	454	38,867
Quest Diagnostics, Inc.	42	4,617
Stryker Corp.	116	19,588
Teleflex, Inc.	14	3,755
UnitedHealth Group, Inc.	284	69,677
Varian Medical Systems, Inc.[2]	28	3,184
Zimmer Biomet Holdings, Inc.	58	6,464
Total Health Care Equipment & Services		343,435

Household & Personal Products—2.4%
Church & Dwight Co., Inc.[1]	85	4,519
Clorox Co. (The)[1]	45	6,086
Colgate-Palmolive Co.	299	19,378
Estee Lauder Cos., Inc., (The), Class A	71	10,131
Kimberly-Clark Corp.	120	12,641
Procter & Gamble Co. (The)	913	71,269
Total Household & Personal Products		124,024

Insurance—3.7%
Aflac, Inc.	266	11,443
Alleghany Corp.	5	2,875
Allstate Corp. (The)	121	11,044
American Financial Group, Inc.	26	2,791

35     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
Insurance (Continued)
American International Group, Inc.	286	$15,164
Aon PLC	83	11,385
Arch Capital Group Ltd.[2]	135	3,572
Arthur J. Gallagher & Co.	63	4,113
Brown & Brown, Inc.	80	2,218
Chubb Ltd.	164	20,831
Cincinnati Financial Corp.	52	3,477
Everest Re Group Ltd.	13	2,996
FNF Group	78	2,934
Hartford Financial Services Group, Inc. (The)	118	6,033
Loews Corp.	98	4,731
Markel Corp.[2]	5	5,422
Marsh & McLennan Cos., Inc.	182	14,919
MetLife, Inc.	202	8,807
Principal Financial Group, Inc.	76	4,024
Progressive Corp. (The)	200	11,830
Prudential Financial, Inc.	109	10,193
Reinsurance Group of America, Inc.	21	2,803
RenaissanceRe Holdings Ltd.	14	1,684
Torchmark Corp.	37	3,012
Travelers Cos., Inc. (The)	93	11,378
W.R. Berkley Corp.	33	2,390
Willis Towers Watson PLC	44	6,670
Total Insurance		188,739

Materials—2.1%
Air Products & Chemicals, Inc.	65	10,122
AptarGroup, Inc.	21	1,961
Avery Dennison Corp.	27	2,757
Ball Corp.	105	3,733
DowDuPont, Inc.	536	35,333
Ecolab, Inc.	87	12,209
International Flavors & Fragrances, Inc.	25	3,099
International Paper Co.	110	5,729
PPG Industries, Inc.	77	7,987
Praxair, Inc.	96	15,182
Sherwin-Williams Co. (The)	25	10,189
Total Materials		108,301

Media—2.4%
Comcast Corp., Class A	1,383	45,376
Omnicom Group, Inc.	73	5,568
Media (Continued)
Twenty-First Century Fox, Inc., Class A	285	$14,162
Twenty-First Century Fox, Inc., Class B	140	6,898
Walt Disney Co. (The)	478	50,099
Total Media		122,103

Pharmaceuticals, Biotechnology & Life Sciences—7.2%
Agilent Technologies, Inc.	93	5,751
Amgen, Inc.	159	29,350
Bristol-Myers Squibb Co.	355	19,646
Eli Lilly & Co.	295	25,172
IQVIA Holdings, Inc.[2]	44	4,392
Johnson & Johnson	952	115,516
Merck & Co., Inc.	840	50,988
Mettler-Toledo International, Inc.[2]	8	4,629
Pfizer, Inc.	1,954	70,891
Thermo Fisher Scientific, Inc.	126	26,100
Waters Corp.[2]	23	4,452
Zoetis, Inc.	137	11,671
Total Pharmaceuticals, Biotechnology & Life Sciences		368,558

Real Estate—3.4%
Alexandria Real Estate Equities, Inc.	31	3,911
American Tower Corp.	138	19,895
AvalonBay Communities, Inc.	46	7,907
Boston Properties, Inc.	50	6,271
Camden Property Trust	28	2,552
Crown Castle International Corp.	132	14,232
Digital Realty Trust, Inc.	53	5,914
Duke Realty Corp.	109	3,164
Equinix, Inc.	22	9,458
Equity LifeStyle Properties, Inc.	28	2,573
Equity Residential	117	7,452
Essex Property Trust, Inc.	21	5,021
Federal Realty Investment Trust	24	3,037
Invitation Homes, Inc.	99	2,283
Mid-America Apartment Communities, Inc.	35	3,523
Park Hotels & Resorts, Inc.	66	2,022
Prologis, Inc.	164	10,773
Public Storage	47	10,662

36     OPPENHEIMER ETF TRUST

	Shares	Value
Real Estate (Continued)
Realty Income Corp.	84	$4,518
Regency Centers Corp.	47	2,918
Simon Property Group, Inc.	99	16,849
Sun Communities, Inc.	24	2,349
UDR, Inc.	84	3,153
Ventas, Inc.	96	5,467
Vornado Realty Trust	54	3,992
Welltower, Inc.	107	6,708
Weyerhaeuser Co.	205	7,474
WP Carey, Inc.	36	2,389
Total Real Estate		176,467

Retailing—2.8%
AutoZone, Inc.[2]	8	5,367
Genuine Parts Co.[1]	44	4,039
Home Depot, Inc. (The)	376	73,358
Lowe’s Cos., Inc.	235	22,459
Ross Stores, Inc.	101	8,560
Target Corp.	127	9,667
TJX Cos., Inc. (The)	201	19,131
Total Retailing		142,581

Semiconductors & Semiconductor Equipment—1.9%
Analog Devices, Inc.	100	9,592
Intel Corp.	1,215	60,397
Texas Instruments, Inc.	275	30,319
Total Semiconductors & Semiconductor Equipment		100,308

Software & Services—14.8%
Accenture PLC, Class A	205	33,536
Adobe Systems, Inc.[2]	114	27,794
Alphabet, Inc., Class A2	75	84,689
Alphabet, Inc., Class C2	78	87,021
Amdocs Ltd.	50	3,309
ANSYS, Inc.[2]	24	4,180
Automatic Data Processing, Inc.	144	19,316
Broadridge Financial Solutions, Inc.	38	4,374
CA, Inc.	94	3,351
Cognizant Technology Solutions Corp., Class A	138	10,901
Fidelity National Information Services, Inc.	107	11,345
Fiserv, Inc.[2]	140	10,373
International Business Machines Corp.	295	41,211
Intuit, Inc.	70	14,301
Software & Services (Continued)
Jack Henry & Associates, Inc.	27	$3,520
Mastercard, Inc., Class A	288	56,598
Microsoft Corp.	2,057	202,841
Oracle Corp.	859	37,848
Paychex, Inc.	108	7,382
Synopsys, Inc.[2]	47	4,022
Total System Services, Inc.	47	3,972
VeriSign, Inc.[2]	31	4,260
Visa, Inc., Class A	555	73,510
Worldpay, Inc., Class A2	76	6,215
Total Software & Services		755,869

Technology Hardware & Equipment—6.1%
Amphenol Corp., Class A	98	8,541
Apple, Inc.	1,306	241,753
Cisco Systems, Inc.	1,304	56,111
Motorola Solutions, Inc.	48	5,586
Total Technology Hardware & Equipment		311,991

Telecommunication Services—2.9%
AT&T, Inc.	2,467	79,216
Verizon Communications, Inc.	1,356	68,220
Total Telecommunication Services		147,436

Transportation—1.8%
C.H. Robinson Worldwide, Inc.	41	3,430
Expeditors International of Washington, Inc.	54	3,948
FedEx Corp.	70	15,894
JB Hunt Transport Services, Inc.	26	3,160
Norfolk Southern Corp.	67	10,108
Union Pacific Corp.	217	30,745
United Parcel Service, Inc., Class B	226	24,008
Total Transportation		91,293

Utilities—4.4%
Alliant Energy Corp.	79	3,343
Ameren Corp.	81	4,929
American Electric Power Co., Inc.	167	11,565
American Water Works Co., Inc.	62	5,293
Aqua America, Inc.[1]	60	2,111
Atmos Energy Corp.	37	3,335
CenterPoint Energy, Inc.	132	3,658
CMS Energy Corp.	96	4,539

37     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
Utilities (Continued)
Consolidated Edison, Inc.	107	$8,344
Dominion Energy, Inc.	217	14,795
DTE Energy Co.	63	6,529
Duke Energy Corp.	243	19,216
Edison International	100	6,327
Entergy Corp.	59	4,767
Evergy, Inc.	91	5,110
Eversource Energy	107	6,271
Exelon Corp.	286	12,184
FirstEnergy Corp.	142	5,099
NextEra Energy, Inc.	159	26,558
NiSource, Inc.	113	2,970
PG&E Corp.	151	6,427
Pinnacle West Capital Corp.	37	2,981
PPL Corp.[1]	230	6,566
Public Service Enterprise Group, Inc.	165	8,933
Sempra Energy	89	10,334
Southern Co. (The)	359	16,625
UGI Corp.	56	2,916
WEC Energy Group, Inc.	107	6,917
Xcel Energy, Inc.	177	8,085
Total Utilities		226,727

Total Common Stocks (Cost $4,951,102)		5,105,787

Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $8,736)	8,736	$8,736
Total Investments—99.9% (Cost $4,959,838)		5,114,523
Other Assets in Excess of Liabilities—0.1%		4,863
Net Assets—100.0%		$5,119,386

PLC – Public Limited Company

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $37,776; total value of the collateral held by the Fund was $38,653. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $38,653 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

38     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 2018
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—1.3%
Adient PLC[1]	143	$7,034
BorgWarner, Inc.	228	9,840
Gentex Corp.	378	8,702
Goodyear Tire & Rubber Co. (The)	347	8,082
Harley-Davidson, Inc.	226	9,510
Lear Corp.	61	11,334
Thor Industries, Inc.	77	7,499
Visteon Corp.[2]	49	6,333
Total Automobiles & Components		68,334

Banks—4.0%
Associated Banc-Corp.	263	7,180
Bank of Hawaii Corp.[1]	70	5,839
Bank of the Ozarks[1]	172	7,747
BankUnited, Inc.	164	6,699
BOK Financial Corp.	36	3,384
CIT Group, Inc.	178	8,973
Commerce Bancshares, Inc.	128	8,283
Cullen/Frost Bankers, Inc.	75	8,118
East West Bancorp, Inc.	159	10,367
F.N.B. Corp.[1]	516	6,925
First Citizens BancShares, Inc., Class A	12	4,840
First Hawaiian, Inc.	111	3,221
First Horizon National Corp.	462	8,242
New York Community Bancorp, Inc.	696	7,684
PacWest Bancorp	171	8,451
People’s United Financial, Inc.[1]	483	8,738
Pinnacle Financial Partners, Inc.	113	6,933
Popular, Inc.	158	7,143
Prosperity Bancshares, Inc.	101	6,904
Signature Bank[2]	72	9,207
Sterling Bancorp	329	7,732
Synovus Financial Corp.	163	8,611
TCF Financial Corp.	261	6,426
Texas Capital Bancshares, Inc.[2]	77	7,046
TFS Financial Corp.[1]	78	1,230
Umpqua Holdings Corp.	331	7,477
Webster Financial Corp.[1]	132	8,408
Western Alliance Bancorp[2]	137	7,756
Wintrust Financial Corp.	84	7,312
Zions Bancorporation[1]	205	10,801
Total Banks		217,677

Capital Goods—9.3%
A.O. Smith Corp.	166	$9,819
Acuity Brands, Inc.	63	7,300
AECOM[2]	239	7,894
AGCO Corp.	101	6,133
Air Lease Corp.	152	6,379
Allegion PLC[1]	125	9,670
Allison Transmission Holdings, Inc.	177	7,167
Arconic, Inc.	526	8,947
Armstrong World Industries, Inc.[1,2]	77	4,866
BWX Technologies, Inc.	137	8,538
Carlisle Cos., Inc.[1]	82	8,881
Colfax Corp.[1,2]	147	4,506
Crane Co.	77	6,170
Curtiss-Wright Corp.	65	7,736
Donaldson Co., Inc.	184	8,302
Dover Corp.	149	10,907
Fastenal Co.	232	11,166
Flowserve Corp.[1]	195	7,878
Fluor Corp.	190	9,268
Fortune Brands Home & Security, Inc.	181	9,718
Gardner Denver Holdings, Inc.[2]	147	4,320
Gates Industrial Corp. PLC[2]	71	1,155
Graco, Inc.	213	9,632
HD Supply Holdings, Inc.[2]	240	10,294
HEICO Corp.	46	3,355
HEICO Corp., Class A	91	5,546
Hexcel Corp.	125	8,298
Hubbell, Inc.	79	8,354
Huntington Ingalls Industries, Inc.	49	10,623
IDEX Corp.	82	11,191
ITT, Inc.	138	7,213
Jacobs Engineering Group, Inc.	149	9,460
L3 Technologies, Inc.	62	11,924
Lennox International, Inc.	45	9,007
Lincoln Electric Holdings, Inc.	91	7,986
Masco Corp.	311	11,638
Middleby Corp. (The)[1,2]	81	8,458
MSC Industrial Direct Co., Inc., Class A	72	6,109
Nordson Corp.	76	9,759
nVent Electric PLC[2]	248	6,225
Oshkosh Corp.	110	7,735
Owens Corning	147	9,315

39     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Capital Goods (continued)
Pentair PLC	205	$8,626
Quanta Services, Inc.[2]	223	7,448
Regal Beloit Corp.	73	5,971
Sensata Technologies Holding PLC[1,2]	203	9,659
Snap-on, Inc.[1]	69	11,090
Spirit AeroSystems Holdings, Inc., Class A	128	10,997
Teledyne Technologies, Inc.[2]	47	9,356
Terex Corp.	117	4,936
Timken Co. (The)	114	4,965
Toro Co. (The)	148	8,917
Trinity Industries, Inc.	223	7,640
United Rentals, Inc.[2]	76	11,219
Univar, Inc.[2]	189	4,959
USG Corp.[2]	118	5,088
Valmont Industries, Inc.	37	5,578
WABCO Holdings, Inc.[2]	74	8,660
Wabtec Corp.[1]	99	9,759
Watsco, Inc.	46	8,201
Welbilt, Inc.[1,2]	228	5,087
WESCO International, Inc.[2]	82	4,682
Xylem, Inc.[1]	169	11,387
Total Capital Goods		503,067

Commercial & Professional Services—2.1%
ADT, Inc.[1]	155	1,341
Clean Harbors, Inc.[2]	89	4,944
Copart, Inc.[2]	190	10,746
CoStar Group, Inc.[2]	31	12,791
Dun & Bradstreet Corp. (The)	58	7,114
Equifax, Inc.	106	13,262
KAR Auction Services, Inc.	179	9,809
ManpowerGroup, Inc.	94	8,090
Nielsen Holdings PLC[1]	377	11,661
Robert Half International, Inc.	153	9,960
Rollins, Inc.[1]	101	5,310
Stericycle, Inc.[2]	123	8,031
TransUnion	174	12,465
Total Commercial & Professional Services		115,524

Consumer Durables & Apparel—4.2%
Brunswick Corp.	128	8,253
Carter’s, Inc.	70	7,587
Columbia Sportswear Co.	44	4,025
D.R. Horton, Inc.	269	11,029
Garmin Ltd.	137	8,357
Hanesbrands, Inc.[1]	495	10,900
Consumer Durables & Apparel (continued)
Hasbro, Inc.[1]	120	$11,077
Leggett & Platt, Inc.[1]	195	8,705
Lululemon Athletica, Inc.[2]	89	11,112
Mattel, Inc.[1]	514	8,440
Michael Kors Holdings Ltd.[2]	172	11,455
Mohawk Industries, Inc.[2]	51	10,928
Newell Brands, Inc.	457	11,786
NVR, Inc.[2]	3	8,911
Polaris Industries, Inc.[1]	79	9,652
PulteGroup, Inc.	313	8,999
PVH Corp.	74	11,079
Ralph Lauren Corp.	72	9,052
Skechers U.S.A., Inc., Class A2	217	6,512
Tapestry, Inc.	273	12,752
Tempur Sealy International, Inc.[1,2]	82	3,940
Toll Brothers, Inc.	202	7,472
Under Armour, Inc., Class A1,2	304	6,834
Under Armour, Inc., Class C1,2	304	6,408
Whirlpool Corp.	76	11,114
Total Consumer Durables & Apparel		226,379

Consumer Services—3.7%
Aramark	278	10,314
Bright Horizons Family Solutions, Inc.[2]	83	8,509
Caesars Entertainment Corp.[1,2]	724	7,747
Chipotle Mexican Grill, Inc.[2]	24	10,353
Choice Hotels International, Inc.	54	4,082
Darden Restaurants, Inc.	130	13,918
Domino’s Pizza, Inc.	45	12,698
Dunkin’ Brands Group, Inc.[1]	124	8,565
Extended Stay America, Inc.	308	6,656
Graham Holdings Co., Class B	7	4,103
Grand Canyon Education, Inc.[2]	70	7,813
H&R Block, Inc.[1]	305	6,948
Hilton Grand Vacations, Inc.[2]	159	5,517
Hyatt Hotels Corp., Class A	75	5,786
International Game Technology PLC[1]	149	3,463

40     OPPENHEIMER ETF TRUST

	Shares	Value
Consumer Services (continued)
Norwegian Cruise Line Holdings Ltd.[2]	204	$9,639
Service Corp. International	241	8,625
ServiceMaster Global Holdings, Inc.[2]	174	10,348
Six Flags Entertainment Corp.[1]	106	7,425
Vail Resorts, Inc.	45	12,338
Wendy’s Co. (The)	309	5,309
Wyndham Destinations, Inc.	151	6,685
Wyndham Hotels & Resorts, Inc.	141	8,295
Yum China Holdings, Inc.	301	11,576
Total Consumer Services		196,712

Diversified Financials—4.8%
Affiliated Managers Group, Inc.	65	9,664
AGNC Investment Corp.	532	9,890
Ally Financial, Inc.	448	11,769
Annaly Capital Management, Inc.	1,128	11,607
AXA Equitable Holdings, Inc.[2]	135	2,782
BGC Partners, Inc., Class A	446	5,049
Cboe Global Markets, Inc.	117	12,176
Chimera Investment Corp.	313	5,722
Credit Acceptance Corp.[1,2]	15	5,301
Eaton Vance Corp.	161	8,403
Evercore, Inc., Class A	64	6,749
FactSet Research Systems, Inc.[1]	48	9,509
Interactive Brokers Group, Inc., Class A	106	6,827
Invesco Ltd.	417	11,076
Jefferies Financial Group, Inc.	402	9,141
Lazard Ltd., Class A	165	8,070
Legg Mason, Inc.	143	4,966
LPL Financial Holdings, Inc.	125	8,192
MarketAxess Holdings, Inc.[1]	46	9,102
MFA Financial, Inc.	681	5,162
Morningstar, Inc.	28	3,591
MSCI, Inc.	74	12,242
Nasdaq, Inc.	95	8,671
Navient Corp.	434	5,655
New Residential Investment Corp.	478	8,360
OneMain Holdings, Inc.[2]	121	4,028
Diversified Financials (continued)
Raymond James Financial, Inc.	114	$10,186
Santander Consumer USA Holdings, Inc.	160	3,054
SEI Investments Co.	147	9,190
SLM Corp.[2]	666	7,626
Starwood Property Trust, Inc.	373	8,098
Two Harbors Investment Corp.	304	4,803
Virtu Financial, Inc., Class A	67	1,779
Voya Financial, Inc.[1]	202	9,494
Total Diversified Financials		257,934

Energy—4.9%
Antero Resources Corp.[2]	344	7,344
Apache Corp.	309	14,446
Apergy Corp.[1,2]	131	5,469
Baker Hughes a GE Co.	354	11,693
Cabot Oil & Gas Corp.	484	11,519
Centennial Resource Development, Inc., Class A1,2	286	5,165
Cheniere Energy, Inc.[2]	160	10,430
Chesapeake Energy Corp.[1,2]	1,456	7,630
Cimarex Energy Co.[1]	112	11,395
CNX Resources Corp.[2]	359	6,383
Continental Resources, Inc.[2]	42	2,720
Diamondback Energy, Inc.[1]	97	12,762
Energen Corp.[2]	120	8,738
EQT Corp.	235	12,967
Extraction Oil & Gas, Inc.[1,2]	191	2,806
Helmerich & Payne, Inc.[1]	140	8,926
HollyFrontier Corp.	144	9,854
Kosmos Energy Ltd.[2]	408	3,374
Murphy Oil Corp.[1]	245	8,274
Nabors Industries Ltd.	600	3,846
Newfield Exploration Co.[2]	288	8,712
Parsley Energy, Inc., Class A2	324	9,811
Patterson-UTI Energy, Inc.	343	6,174
PBF Energy, Inc., Class A	167	7,002
QEP Resources, Inc.[2]	410	5,027
Range Resources Corp.[1]	344	5,755
RPC, Inc.	95	1,384
RSP Permian, Inc.[2]	197	8,672
SM Energy Co.	192	4,933
Targa Resources Corp.	230	11,383
Transocean Ltd.[2]	621	8,346

41     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Energy (continued)
Weatherford International PLC[1,2]	1,681	$5,531
Whiting Petroleum Corp.[2]	139	7,328
WPX Energy, Inc.[2]	523	9,430
Total Energy		265,229

Food & Staples Retailing—0.4%
Casey’s General Stores, Inc.	62	6,515
Sprouts Farmers Market, Inc.[2]	226	4,988
US Foods Holding Corp.[2]	276	10,438
Total Food & Staples Retailing		21,941

Food, Beverage & Tobacco—2.7%
Brown-Forman Corp., Class A	23	1,124
Bunge Ltd.	158	11,014
Campbell Soup Co.	195	7,905
Conagra Brands, Inc.	317	11,326
Flowers Foods, Inc.	287	5,978
Hain Celestial Group, Inc. (The)[2]	167	4,977
Hershey Co. (The)	127	11,819
Hormel Foods Corp.	179	6,661
Ingredion, Inc.	90	9,963
JM Smucker Co. (The)	106	11,393
Lamb Weston Holdings, Inc.	169	11,578
McCormick & Co., Inc.	117	13,582
Molson Coors Brewing Co., Class B	169	11,499
Pilgrim’s Pride Corp.[2]	82	1,651
Pinnacle Foods, Inc.	153	9,954
Post Holdings, Inc.[1,2]	99	8,516
TreeHouse Foods, Inc.[2]	96	5,041
Total Food, Beverage & Tobacco		143,981

Health Care Equipment & Services—5.2%
Acadia Healthcare Co., Inc.[1,2]	145	5,932
athenahealth, Inc.[2]	67	10,662
Cantel Medical Corp.	58	5,705
Chemed Corp.	23	7,402
Cooper Cos., Inc. (The)	50	11,773
DaVita, Inc.[2]	135	9,374
DENTSPLY SIRONA, Inc.	248	10,855
DexCom, Inc.[1,2]	112	10,638
Encompass Health Corp.	137	9,278
Envision Healthcare Corp.[2]	181	7,966
Henry Schein, Inc.[1,2]	163	11,840
Hill-Rom Holdings, Inc.	94	8,210
Health Care Equipment & Services (continued)
Hologic, Inc.[1,2]	294	$11,687
ICU Medical, Inc.[2]	22	6,460
Insulet Corp.[2]	86	7,370
Integra LifeSciences Holdings Corp.[2]	106	6,827
Masimo Corp.[2]	68	6,640
MEDNAX, Inc.[2]	147	6,362
Molina Healthcare, Inc.[2]	92	9,011
Penumbra, Inc.[2]	45	6,217
Premier, Inc., Class A1,2	113	4,111
Quest Diagnostics, Inc.	115	12,643
ResMed, Inc.	118	12,222
STERIS PLC	100	10,501
Teleflex, Inc.	44	11,801
Universal Health Services, Inc., Class B	94	10,475
Varian Medical Systems, Inc.[2]	96	10,917
Veeva Systems, Inc., Class A2	163	12,528
WellCare Health Plans, Inc.[2]	50	12,312
West Pharmaceutical Services, Inc.	99	9,830
Total Health Care Equipment & Services		277,549

Household & Personal Products—0.8%
Church & Dwight Co., Inc.[1]	247	13,130
Coty, Inc., Class A1	518	7,304
Energizer Holdings, Inc.	98	6,170
Herbalife Nutrition Ltd.[2]	136	7,306
Nu Skin Enterprises, Inc., Class A	86	6,724
Spectrum Brands Holdings, Inc.[1]	35	2,857
Total Household & Personal Products		43,491

Insurance—4.8%
Alleghany Corp.	18	10,349
American Financial Group, Inc.	81	8,694
American National Insurance Co.	13	1,555
Arch Capital Group Ltd.[2]	411	10,875
Arthur J. Gallagher & Co.	176	11,489
Aspen Insurance Holdings Ltd.	104	4,233
Assurant, Inc.	81	8,383
Assured Guaranty Ltd.	180	6,431

42     OPPENHEIMER ETF TRUST

	Shares	Value
Insurance (continued)
Athene Holding Ltd., Class A2	208	$9,119
Axis Capital Holdings Ltd.	127	7,064
Brighthouse Financial, Inc.[2]	176	7,052
Brown & Brown, Inc.	295	8,180
Cincinnati Financial Corp.	156	10,430
CNA Financial Corp.	26	1,188
Erie Indemnity Co., Class A	37	4,339
Everest Re Group Ltd.	47	10,833
First American Financial Corp.	157	8,120
FNF Group	290	10,910
Hanover Insurance Group, Inc. (The)	64	7,652
Lincoln National Corp.	185	11,516
Loews Corp.	223	10,766
Markel Corp.[2]	11	11,928
Mercury General Corp.	48	2,187
Old Republic International Corp.	397	7,904
Reinsurance Group of America, Inc.	73	9,744
RenaissanceRe Holdings Ltd.	61	7,340
Torchmark Corp.	119	9,688
Unum Group	254	9,395
Validus Holdings Ltd.	115	7,774
W.R. Berkley Corp.	110	7,965
White Mountains Insurance Group Ltd.	5	4,533
XL Group Ltd.	215	12,029
Total Insurance		259,665

Materials—6.5%
Albemarle Corp.[1]	119	11,225
Alcoa Corp.[2]	221	10,361
AptarGroup, Inc.	90	8,404
Ashland Global Holdings, Inc.	96	7,505
Avery Dennison Corp.	102	10,414
Axalta Coating Systems Ltd[2]	278	8,426
Ball Corp.	319	11,340
Bemis Co., Inc.	149	6,289
Berry Global Group, Inc.[2]	184	8,453
Cabot Corp.	100	6,177
Celanese Corp., Series A	109	12,106
CF Industries Holdings, Inc.	265	11,766
Chemours Co. (The)	214	9,493
Crown Holdings, Inc.[1,2]	187	8,370
Materials (continued)
Domtar Corp.	108	$5,156
Eagle Materials, Inc.	71	7,453
Eastman Chemical Co.	118	11,795
FMC Corp.	134	11,954
Graphic Packaging Holding Co.	488	7,081
Huntsman Corp.	281	8,205
International Flavors & Fragrances, Inc.	89	11,032
Martin Marietta Materials, Inc.	55	12,283
Mosaic Co. (The)	375	10,519
NewMarket Corp.[1]	13	5,259
Olin Corp.	248	7,123
Owens-Illinois, Inc.[2]	279	4,690
Packaging Corp. of America	97	10,844
Platform Specialty Products Corp.[2]	373	4,327
Reliance Steel & Aluminum Co.	96	8,404
Royal Gold, Inc.	94	8,727
RPM International, Inc.	181	10,556
Scotts Miracle-Gro Co., (The)[1]	63	5,239
Sealed Air Corp.[1]	215	9,127
Silgan Holdings, Inc.	133	3,568
Sonoco Products Co.[1]	149	7,823
Southern Copper Corp.	23	1,078
Steel Dynamics, Inc.	226	10,385
United States Steel Corp.	244	8,479
Valvoline, Inc.	318	6,859
Westlake Chemical Corp.	30	3,229
WestRock Co.	208	11,860
WR Grace & Co.	103	7,551
Total Materials		350,935

Media—2.6%
AMC Networks, Inc., Class A1,2	78	4,852
Cable One, Inc.	7	5,133
Cinemark Holdings, Inc.	175	6,139
Discovery, Inc., Class A1,2	166	4,565
Discovery, Inc., Class C2	373	9,512
DISH Network Corp., Class A2	303	10,184
GCI Liberty, Inc., Class A2	160	7,213
Interpublic Group of Cos., Inc. (The)[1]	462	10,829
John Wiley & Sons, Inc., Class A	75	4,680

43     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Media (continued)
Liberty Broadband Corp., Class A2	25	$1,891
Liberty Broadband Corp., Class C2	100	7,572
Liberty Media Corp.-Liberty Formula One, Class C1,2	262	9,728
Liberty Media Corp.-Liberty SiriusXM, Class A2	69	3,108
Liberty Media Corp.-Liberty SiriusXM, Class C2	140	6,350
Lions Gate Entertainment Corp., Class A1	90	2,234
Lions Gate Entertainment Corp., Class B1	167	3,918
Live Nation Entertainment, Inc.[1,2]	164	7,965
Madison Square Garden Co. (The), Class A2	28	8,685
News Corp., Class A	455	7,053
News Corp., Class B	144	2,282
Tribune Media Co., Class A	150	5,741
Viacom, Inc., Class B	364	10,978
Total Media		140,612

Pharmaceuticals, Biotechnology & Life Sciences—4.4%
Agios Pharmaceuticals, Inc.[1,2]	75	6,317
Alkermes PLC[1,2]	202	8,314
Alnylam Pharmaceuticals, Inc.[1,2]	99	9,751
Bio-Rad Laboratories, Inc., Class A2	28	8,079
Bio-Techne Corp.	54	7,989
Bluebird Bio, Inc.[1,2]	59	9,260
Bruker Corp.	156	4,530
Catalent, Inc.[2]	200	8,378
Charles River Laboratories International, Inc.[2]	72	8,083
Exact Sciences Corp.[2]	158	9,447
Exelixis, Inc.[1,2]	416	8,952
Incyte Corp.[2]	149	9,983
Ionis Pharmaceuticals, Inc.[1,2]	180	7,501
Jazz Pharmaceuticals PLC[2]	65	11,199
Mettler-Toledo International, Inc.[2]	22	12,730
Nektar Therapeutics[2]	138	6,739
Neurocrine Biosciences, Inc.[1,2]	107	10,512
PerkinElmer, Inc.	136	9,959
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Perrigo Co. PLC	142	$10,353
PRA Health Sciences, Inc.[2]	75	7,002
QIAGEN NV2	274	9,908
Sage Therapeutics, Inc.[2]	61	9,548
Sarepta Therapeutics, Inc.[2]	88	11,632
Seattle Genetics, Inc.[2]	122	8,100
TESARO Inc.[2]	68	3,024
United Therapeutics Corp.[2]	67	7,581
Waters Corp.[2]	64	12,390
Total Pharmaceuticals, Biotechnology & Life Sciences		237,261

Real Estate—10.4%
Alexandria Real Estate Equities, Inc.	95	11,986
American Campus Communities, Inc.	202	8,662
American Homes 4 Rent, Class A	373	8,273
Apartment Investment & Management Co., Class A	217	9,179
Apple Hospitality REIT, Inc.	344	6,151
Brandywine Realty Trust	305	5,148
Brixmor Property Group, Inc.	466	8,122
Camden Property Trust	110	10,024
CBRE Group, Inc., Class A2	251	11,983
Colony Capital, Inc.[1]	844	5,267
Columbia Property Trust, Inc.	208	4,724
CoreSite Realty Corp.	57	6,317
Corporate Office Properties Trust	178	5,160
CubeSmart	268	8,635
CyrusOne, Inc.	145	8,462
DCT Industrial Trust, Inc.	134	8,942
DDR Corp.[1]	266	4,761
Douglas Emmett, Inc.	222	8,920
Duke Realty Corp.	394	11,438
Empire State Realty Trust, Inc., Class A	235	4,018
EPR Properties	116	7,516
Equity Commonwealth[2]	194	6,111
Equity LifeStyle Properties, Inc.	106	9,741
Extra Space Storage, Inc.	119	11,877
Federal Realty Investment Trust	88	11,136

44     OPPENHEIMER ETF TRUST

	Shares	Value
Real Estate (continued)
Forest City Realty Trust, Inc., Class A	316	$7,208
Gaming and Leisure Properties, Inc.	262	9,380
HCP, Inc.	482	12,445
Healthcare Trust of America, Inc., Class A	306	8,250
Highwoods Properties, Inc.	156	7,914
Hospitality Properties Trust	252	7,210
Howard Hughes Corp. (The)[1,2]	58	7,685
Hudson Pacific Properties, Inc.	227	8,043
Invitation Homes, Inc.	302	6,964
Iron Mountain, Inc.[1]	324	11,343
JBG SMITH Properties	163	5,945
Jones Lang LaSalle, Inc.	59	9,793
Kilroy Realty Corp.	126	9,531
Kimco Realty Corp.	561	9,531
Lamar Advertising Co., Class A	121	8,265
Liberty Property Trust	204	9,043
Life Storage, Inc.	73	7,104
Macerich Co. (The)	173	9,832
Medical Properties Trust, Inc.	556	7,806
Mid-America Apartment Communities, Inc.	121	12,181
National Retail Properties, Inc.[1]	214	9,407
Omega Healthcare Investors, Inc.	279	8,649
Outfront Media, Inc.	242	4,707
Paramount Group, Inc.	345	5,313
Park Hotels & Resorts, Inc.	279	8,546
Rayonier, Inc.[1]	197	7,622
Realogy Holdings Corp.[1]	219	4,993
Realty Income Corp.	232	12,479
Regency Centers Corp.	170	10,554
Retail Properties of America, Inc., Class A	384	4,908
Senior Housing Properties Trust	378	6,838
SL Green Realty Corp.	103	10,355
Spirit Realty Capital, Inc.	723	5,806
STORE Capital Corp.	267	7,316
Sun Communities, Inc.	100	9,788
Taubman Centers, Inc.	100	5,876
UDR, Inc.	298	11,187
Uniti Group, Inc.	273	5,468
Real Estate (continued)
VEREIT, Inc.	1,307	$9,724
VICI Properties, Inc.	362	7,472
Vornado Realty Trust	157	11,605
Weingarten Realty Investors	197	6,070
WP Carey, Inc.	140	9,289
Total Real Estate		561,998

Retailing—3.8%
Advance Auto Parts, Inc.	81	10,992
AutoNation, Inc.[2]	89	4,324
Burlington Stores, Inc.[2]	74	11,139
CarMax, Inc.[1,2]	171	12,461
Dick’s Sporting Goods, Inc.	134	4,723
Floor & Decor Holdings, Inc., Class A1,2	60	2,960
Foot Locker, Inc.	164	8,635
Gap, Inc. (The)	229	7,417
Genuine Parts Co.[1]	129	11,841
Kohl’s Corp.[1]	172	12,539
L Brands, Inc.	266	9,810
LKQ Corp.[2]	345	11,005
Macy’s, Inc.	325	12,165
Michaels Cos., Inc. (The)[1,2]	184	3,527
Nordstrom, Inc.[1]	146	7,560
Penske Automotive Group, Inc.[1]	57	2,670
Pool Corp.	57	8,636
Qurate Retail, Inc.[2]	515	10,928
Tractor Supply Co.	143	10,938
TripAdvisor, Inc.[1,2]	144	8,022
Ulta Beauty, Inc.[2]	47	10,973
Urban Outfitters, Inc.[1,2]	116	5,168
Wayfair, Inc., Class A1,2	83	9,857
Williams-Sonoma, Inc.[1]	130	7,979
Total Retailing		206,269

Semiconductors & Semiconductor Equipment—2.2%
Advanced Micro Devices, Inc.[1,2]	968	14,510
Cavium, Inc.[2]	116	10,034
Cypress Semiconductor Corp.	607	9,457
First Solar, Inc.[2]	109	5,740
Marvell Technology Group Ltd.[1]	497	10,655
MKS Instruments, Inc.	90	8,613
Monolithic Power Systems, Inc.	70	9,357
ON Semiconductor Corp.[2]	527	11,718
Qorvo, Inc.[2]	163	13,068

45     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	297	$11,307
Universal Display Corp.[1]	66	5,676
Versum Materials, Inc.	173	6,427
Total Semiconductors & Semiconductor Equipment		116,562

Software & Services—11.2%
2U, Inc.[2]	95	7,938
Akamai Technologies, Inc.[2]	182	13,328
Alliance Data Systems Corp.	48	11,194
Amdocs Ltd.	189	12,510
ANSYS, Inc.[2]	87	15,154
Aspen Technology, Inc.[2]	115	10,665
Atlassian Corp. PLC, Class A2	149	9,316
Black Knight, Inc.[2]	184	9,853
Booz Allen Hamilton Holding Corp.	196	8,571
Broadridge Financial Solutions, Inc.	104	11,970
CA, Inc.	305	10,873
Cadence Design Systems, Inc.[2]	322	13,946
CDK Global, Inc.	189	12,294
Ceridian HCM Holding, Inc.[2]	43	1,427
Citrix Systems, Inc.[2]	136	14,258
Conduent, Inc.[1,2]	309	5,615
CoreLogic, Inc.[2]	130	6,747
DocuSign, Inc.[2]	38	2,012
EPAM Systems, Inc.[2]	82	10,195
Euronet Worldwide, Inc.[2]	79	6,618
Fair Isaac Corp.[2]	51	9,859
FireEye, Inc.[1,2]	378	5,817
First Data Corp., Class A2	558	11,679
Fortinet, Inc.[2]	178	11,113
Gartner, Inc.[1,2]	101	13,423
Genpact Ltd.	215	6,220
GoDaddy, Inc., Class A2	181	12,779
GrubHub, Inc.[2]	102	10,701
Guidewire Software, Inc.[1,2]	123	10,920
IAC/InterActiveCorp[2]	85	12,962
Jack Henry & Associates, Inc.	87	11,341
Leidos Holdings, Inc.	197	11,623
LogMeIn, Inc.	89	9,189
Manhattan Associates, Inc.[2]	135	6,346
Match Group, Inc.[1,2]	106	4,106
Software & Services (continued)
Nuance Communications, Inc.[2]	563	$7,817
Nutanix, Inc., Class A2	174	8,973
Okta, Inc.[2]	155	7,807
Paycom Software, Inc.[2]	82	8,104
Pegasystems, Inc.	68	3,726
Proofpoint, Inc.[2]	85	9,801
PTC, Inc.[2]	149	13,978
RealPage, Inc.[2]	123	6,777
RingCentral, Inc., Class A2	119	8,372
Sabre Corp.	326	8,033
SS&C Technologies Holdings, Inc.	236	12,248
Symantec Corp.	675	13,939
Synopsys, Inc.[2]	160	13,691
Tableau Software, Inc., Class A2	109	10,655
Take-Two Interactive Software, Inc.[2]	105	12,428
Teradata Corp.[2]	219	8,793
Total System Services, Inc.	144	12,171
Twilio, Inc., Class A1,2	138	7,731
Tyler Technologies, Inc.[2]	53	11,771
Ultimate Software Group, Inc. (The)[1,2]	44	11,322
VMware Inc, Class A2	68	9,994
Western Union Co. (The)[1]	538	10,938
WEX, Inc.[2]	53	10,095
Zendesk, Inc.[2]	175	9,536
Zillow Group, Inc., Class A2	94	5,617
Zillow Group, Inc., Class C1,2	148	8,741
Zynga, Inc., Class A2	1,262	5,136
Total Software & Services		600,756

Technology Hardware & Equipment—3.6%
ARRIS International PLC[2]	320	7,822
Arrow Electronics, Inc.[2]	121	9,109
Avnet, Inc.	185	7,935
CDW Corp.	169	13,654
Cognex Corp.	209	9,323
Coherent, Inc.[2]	40	6,257
CommScope Holding Co., Inc.[2]	327	9,550
Dolby Laboratories, Inc., Class A	99	6,107
EchoStar Corp., Class A2	101	4,484
F5 Networks, Inc.[2]	77	13,279
FLIR Systems, Inc.	176	9,147
IPG Photonics Corp.[2]	33	7,281

46     OPPENHEIMER ETF TRUST

	Shares	Value
Technology Hardware & Equipment (continued)
Jabil, Inc.	258	$7,136
Juniper Networks, Inc.	470	12,887
Keysight Technologies, Inc.[2]	195	11,511
Littelfuse, Inc.	36	8,214
National Instruments Corp.	164	6,885
NCR Corp.[1,2]	232	6,955
Pure Storage, Inc., Class A2	324	7,737
Trimble, Inc.[2]	309	10,148
Ubiquiti Networks, Inc.[1,2]	32	2,711
Xerox Corp.	301	7,224
Zebra Technologies Corp., Class A2	66	9,455
Total Technology Hardware & Equipment		194,811

Telecommunication Services—0.3%
Sprint Corp.[2]	392	2,133
Telephone & Data Systems, Inc.	172	4,716
Zayo Group Holdings, Inc.[2]	240	8,755
Total Telecommunication Services		15,604

Transportation—2.5%
Alaska Air Group, Inc.[1]	156	9,421
AMERCO[1]	10	3,561
C.H. Robinson Worldwide, Inc.	135	11,294
Copa Holdings SA, Class A	52	4,920
Expeditors International of Washington, Inc.	161	11,769
Genesee & Wyoming, Inc., Class A1,2	93	7,563
JB Hunt Transport Services, Inc.	76	9,238
JetBlue Airways Corp.[2]	454	8,617
Kansas City Southern	107	11,338
Kirby Corp.[1,2]	88	7,357
Knight-Swift Transportation Holdings, Inc.	170	6,496
Landstar System, Inc.	65	7,098
Macquarie Infrastructure Corp.	135	5,697
Transportation (continued)
Old Dominion Freight Line, Inc.	61	$9,086
Ryder System, Inc.	87	6,252
Schneider National, Inc., Class B	83	2,283
XPO Logistics, Inc.[1,2]	112	11,220
Total Transportation		133,210

Utilities—4.0%
AES Corp.	809	10,849
Alliant Energy Corp.	263	11,130
Ameren Corp.	207	12,596
American Water Works Co., Inc.	148	12,636
Aqua America, Inc.[1]	252	8,865
Atmos Energy Corp.	121	10,907
Avangrid, Inc.	43	2,276
CenterPoint Energy, Inc.	442	12,248
CMS Energy Corp.	259	12,246
Entergy Corp.	152	12,280
Evergy, Inc.	218	12,241
Hawaiian Electric Industries, Inc.	179	6,140
MDU Resources Group, Inc.	288	8,260
National Fuel Gas Co.	128	6,779
NiSource, Inc.	423	11,116
NRG Energy, Inc.	332	10,192
OGE Energy Corp.	268	9,436
Pinnacle West Capital Corp.	132	10,634
SCANA Corp.	215	8,282
UGI Corp.	207	10,778
Vectren Corp.	120	8,574
Vistra Energy Corp.[2]	382	9,038
Total Utilities		217,503

Total Common Stocks (Cost $5,167,583)		5,373,004

Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $11,174)	11,174	11,174

47     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Investment of Cash Collateral for Securities Loaned—2.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $111,679)	111,679	$111,679
Total Investments—102.0% (Cost $5,290,436)		5,495,857
Liabilities in Excess of Other Assets—(2.0)%		(105,254)
Net Assets—100.0%		$5,390,603

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $838,198; total value of the collateral held by the Fund was $856,657. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $744,978 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

48     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 2018
Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.3%
BorgWarner, Inc.	65	$2,806
Gentex Corp.	131	3,016
Lear Corp.	25	4,645
Thor Industries, Inc.	24	2,337
Visteon Corp.[1]	12	1,551
Total Automobiles & Components		14,355

Capital Goods—7.9%
3M Co.	207	40,721
A.O. Smith Corp.	63	3,726
Acuity Brands, Inc.	19	2,202
Allegion PLC[2]	24	1,857
Allison Transmission Holdings, Inc.	47	1,903
AMETEK, Inc.	60	4,330
Boeing Co. (The)	248	83,206
BWX Technologies, Inc.	32	1,994
Caterpillar, Inc.	149	20,215
Crane Co.	15	1,202
Cummins, Inc.	69	9,177
Curtiss-Wright Corp.	13	1,547
Donaldson Co., Inc.	49	2,211
Dover Corp.	44	3,221
Eaton Corp. PLC	115	8,595
Emerson Electric Co.	222	15,349
Fastenal Co.	137	6,594
Fluor Corp.	35	1,707
Fortune Brands Home & Security, Inc.	45	2,416
General Dynamics Corp.	115	21,437
Graco, Inc.	78	3,527
HD Supply Holdings, Inc.[1]	53	2,273
Hexcel Corp.	24	1,593
Honeywell International, Inc.	205	29,530
Hubbell, Inc.	16	1,692
Huntington Ingalls Industries, Inc.	17	3,685
IDEX Corp.	27	3,685
Illinois Tool Works, Inc.	115	15,932
Ingersoll-Rand PLC	90	8,076
ITT, Inc.	39	2,039
Jacobs Engineering Group, Inc.	51	3,238
Lennox International, Inc.	13	2,602
Lincoln Electric Holdings, Inc.	18	1,580
Lockheed Martin Corp.	100	29,543
Capital Goods (continued)
Masco Corp.	79	$2,956
MSC Industrial Direct Co., Inc., Class A	15	1,273
nVent Electric PLC[1]	69	1,732
Owens Corning	31	1,964
PACCAR, Inc.	92	5,700
Pentair PLC	56	2,356
Quanta Services, Inc.[1]	48	1,603
Raytheon Co.	107	20,670
Rockwell Automation, Inc.	46	7,647
Sensata Technologies Holding PLC[1]	45	2,141
Snap-on, Inc.[2]	19	3,054
Spirit AeroSystems Holdings, Inc., Class A	38	3,265
Terex Corp.	29	1,224
Textron, Inc.	63	4,152
Toro Co. (The)	50	3,013
TransDigm Group, Inc.	15	5,177
W.W. Grainger, Inc.[2]	17	5,243
WABCO Holdings, Inc.[1]	13	1,521
Watsco, Inc.	12	2,139
Xylem, Inc.	57	3,841
Total Capital Goods		423,276

Commercial & Professional Services—0.7%
Copart, Inc.[1]	86	4,864
CoStar Group, Inc.[1]	14	5,777
Equifax, Inc.	67	8,382
Robert Half International, Inc.	54	3,516
Rollins, Inc.[2]	42	2,208
Waste Management, Inc.	142	11,550
Total Commercial & Professional Services		36,297

Consumer Durables & Apparel—2.0%
Brunswick Corp.	36	2,321
Carter’s, Inc.	17	1,843
Columbia Sportswear Co.	13	1,189
D.R. Horton, Inc.	90	3,690
Garmin Ltd.	47	2,867
Hanesbrands, Inc.	113	2,488
Hasbro, Inc.[2]	45	4,154
Leggett & Platt, Inc.[2]	36	1,607
Lululemon Athletica, Inc.[1]	47	5,868
Michael Kors Holdings Ltd.[1]	50	3,330
NIKE, Inc., Class B	597	47,569
NVR, Inc.[1]	1	2,970
Polaris Industries, Inc.	28	3,421
PulteGroup, Inc.	89	2,559

49     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Consumer Durables & Apparel (continued)
Ralph Lauren Corp.	24	$3,017
Skechers U.S.A., Inc., Class A1	61	1,831
Tapestry, Inc.	126	5,885
Toll Brothers, Inc.	43	1,591
VF Corp.	126	10,272
Total Consumer Durables & Apparel		108,472

Consumer Services—2.8%
Carnival Corp.	139	7,966
Chipotle Mexican Grill, Inc.[1]	12	5,176
Darden Restaurants, Inc.	46	4,925
Domino’s Pizza, Inc.	18	5,079
Grand Canyon Education, Inc.[1]	21	2,344
Hyatt Hotels Corp., Class A	16	1,234
Las Vegas Sands Corp.	143	10,920
Marriott International, Inc., Class A	102	12,913
McDonald’s Corp.	244	38,232
Royal Caribbean Cruises Ltd.	46	4,766
Six Flags Entertainment Corp.[2]	23	1,611
Starbucks Corp.	650	31,753
Wyndham Hotels & Resorts, Inc.	44	2,589
Wynn Resorts Ltd.	26	4,351
Yum China Holdings, Inc.	155	5,961
Yum! Brands, Inc.	133	10,403
Total Consumer Services		150,223

Diversified Financials—2.3%
Affiliated Managers Group, Inc.	22	3,271
Cboe Global Markets, Inc.	59	6,140
Credit Acceptance Corp.[1,2]	8	2,827
Eaton Vance Corp.	78	4,071
Evercore, Inc., Class A	27	2,847
FactSet Research Systems, Inc.[2]	12	2,377
Franklin Resources, Inc.	203	6,506
Lazard Ltd., Class A	78	3,815
MarketAxess Holdings, Inc.[2]	25	4,946
Moody’s Corp.	110	18,762
MSCI, Inc.	57	9,430
S&P Global, Inc.	170	34,661
SEI Investments Co.	90	5,627
T. Rowe Price Group, Inc.	160	18,574
Total Diversified Financials		123,854
Energy—8.3%
Anadarko Petroleum Corp.	129	$9,449
Antero Resources Corp.[1]	73	1,559
Apache Corp.	117	5,470
Apergy Corp.[1,2]	35	1,461
Cabot Oil & Gas Corp.	164	3,903
Chevron Corp.	703	88,880
Cimarex Energy Co.[2]	40	4,070
Concho Resources, Inc.[1]	49	6,779
ConocoPhillips	405	28,196
Energen Corp.[1]	28	2,039
EOG Resources, Inc.	210	26,130
Exxon Mobil Corp.	1,671	138,242
Halliburton Co.	282	12,707
Helmerich & Payne, Inc.[2]	39	2,487
HollyFrontier Corp.	60	4,106
Marathon Petroleum Corp.	182	12,769
Occidental Petroleum Corp.	273	22,845
PBF Energy, Inc., Class A	45	1,887
Phillips 66	159	17,857
Pioneer Natural Resources Co.	65	12,301
Schlumberger Ltd.	368	24,667
Valero Energy Corp.	191	21,168
Total Energy		448,972

Food & Staples Retailing—2.3
Costco Wholesale Corp.	202	42,214
Kroger Co. (The)	241	6,856
Sprouts Farmers Market, Inc.[1]	58	1,280
Sysco Corp.	117	7,990
US Foods Holding Corp.[1]	56	2,118
Walgreens Boots Alliance, Inc.	309	18,545
Walmart, Inc.	511	43,767
Total Food & Staples Retailing		122,770

Food, Beverage & Tobacco—3.2%
Altria Group, Inc.	610	34,642
Brown-Forman Corp., Class B2	92	4,509
Bunge Ltd.	44	3,067
Campbell Soup Co.	61	2,473
General Mills, Inc.	155	6,860
Hershey Co. (The)	53	4,932
Hormel Foods Corp.	112	4,168
Ingredion, Inc.	22	2,436
Lamb Weston Holdings, Inc.	59	4,042
Molson Coors Brewing Co., Class B	49	3,334

50     OPPENHEIMER ETF TRUST

	Shares	Value
Food, Beverage & Tobacco (continued)
Monster Beverage Corp.[1]	189	$10,830
PepsiCo, Inc.	392	42,677
Philip Morris International, Inc.	614	49,574
Total Food, Beverage & Tobacco		173,544

Health Care Equipment & Services—5.7%
ABIOMED, Inc.[1]	17	6,954
Aetna, Inc.	85	15,597
Align Technology, Inc.[1]	38	13,001
athenahealth, Inc.[1]	13	2,069
Baxter International, Inc.	175	12,922
Boston Scientific Corp.[1]	345	11,282
Cantel Medical Corp.	16	1,574
Centene Corp.[1]	80	9,857
Cerner Corp.[1]	119	7,115
Chemed Corp.	7	2,253
Cigna Corp.	91	15,465
Cooper Cos., Inc. (The)	15	3,532
CVS Health Corp.	284	18,275
Danaher Corp.	152	14,999
DexCom, Inc.[1,2]	23	2,185
Edwards Lifesciences Corp.[1]	96	13,975
Envision Healthcare Corp.[1]	32	1,408
Express Scripts Holding Co.[1]	140	10,809
Humana, Inc.	47	13,989
ICU Medical, Inc.[1]	7	2,056
IDEXX Laboratories, Inc.[1]	32	6,974
Intuitive Surgical, Inc.[1]	54	25,838
Masimo Corp.[1]	20	1,953
McKesson Corp.	81	10,805
Penumbra, Inc.[1]	8	1,105
ResMed, Inc.	47	4,868
UnitedHealth Group, Inc.	259	63,543
Universal Health Services, Inc., Class B	23	2,563
Varian Medical Systems, Inc.[1]	42	4,776
Veeva Systems, Inc., Class A1	48	3,689
West Pharmaceutical Services, Inc.	33	3,277
Total Health Care Equipment & Services		308,708

Household & Personal Products—2.2%
Clorox Co. (The)[2]	49	6,627
Colgate-Palmolive Co.	346	22,424
Herbalife Nutrition Ltd.[1]	44	2,364
Kimberly-Clark Corp.	113	11,903
Household & Personal Products (continued)
Nu Skin Enterprises, Inc., Class A	24	$1,877
Procter & Gamble Co. (The)	963	75,172
Total Household & Personal Products		120,367

Insurance—1.1%
Aon PLC	110	15,089
Assured Guaranty Ltd.	47	1,679
Brown & Brown, Inc.	82	2,274
Erie Indemnity Co., Class A	17	1,993
FNF Group	112	4,214
Marsh & McLennan Cos., Inc.	331	27,132
Torchmark Corp.	68	5,536
White Mountains Insurance Group Ltd.	2	1,813
Total Insurance		59,730

Materials—2.1%
Alcoa Corp.[1]	87	4,079
Avery Dennison Corp.	23	2,348
Cabot Corp.	20	1,235
Celanese Corp., Series A	39	4,331
CF Industries Holdings, Inc.	70	3,108
Chemours Co. (The)	45	1,996
Eagle Materials, Inc.	17	1,784
Eastman Chemical Co.	36	3,599
Ecolab, Inc.	64	8,981
Freeport-McMoRan, Inc.	400	6,904
International Flavors & Fragrances, Inc.	22	2,727
LyondellBasell Industries NV, Class A	150	16,477
Martin Marietta Materials, Inc.	16	3,573
Newmont Mining Corp.	204	7,693
Nucor Corp.	108	6,750
Packaging Corp. of America	27	3,018
PPG Industries, Inc.	72	7,469
Praxair, Inc.	87	13,759
Reliance Steel & Aluminum Co.	19	1,663
Royal Gold, Inc.	20	1,857
Southern Copper Corp.	32	1,500
Steel Dynamics, Inc.	89	4,090
United States Steel Corp.	48	1,668
Westlake Chemical Corp.	12	1,292
WR Grace & Co.	21	1,540
Total Materials		113,441

51     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Media—1.6%
CBS Corp., Class B	89	$5,004
Interpublic Group of Cos., Inc. (The)[2]	131	3,071
John Wiley & Sons, Inc., Class A	18	1,123
Liberty Broadband Corp., Class A1	17	1,286
Liberty Broadband Corp., Class C1,2	70	5,300
Live Nation Entertainment, Inc.[1,2]	40	1,943
Madison Square Garden Co. (The), Class A1	8	2,481
News Corp., Class A	157	2,433
Omnicom Group, Inc.	61	4,652
Sirius XM Holdings, Inc.[2]	428	2,898
Walt Disney Co. (The)	518	54,292
Total Media		84,483

Pharmaceuticals, Biotechnology & Life Sciences—11.0%
AbbVie, Inc.	578	53,552
Agilent Technologies, Inc.	106	6,555
Alexion Pharmaceuticals, Inc.[1]	56	6,952
Amgen, Inc.	233	43,009
Biogen, Inc.[1]	95	27,573
Bio-Techne Corp.	9	1,332
Bristol-Myers Squibb Co.	768	42,501
Celgene Corp.[1]	278	22,079
Charles River Laboratories International, Inc.[1]	12	1,347
Eli Lilly & Co.	324	27,647
Exelixis, Inc.[1,2]	142	3,056
Gilead Sciences, Inc.	355	25,148
Illumina, Inc.[1]	65	18,154
Jazz Pharmaceuticals PLC[1]	17	2,929
Johnson & Johnson	1,144	138,813
Merck & Co., Inc.	853	51,777
Mettler-Toledo International, Inc.[1]	10	5,786
Pfizer, Inc.	1,504	54,565
Regeneron Pharmaceuticals, Inc.[1]	35	12,075
Sage Therapeutics, Inc.[1]	15	2,348
Seattle Genetics, Inc.[1]	47	3,120
United Therapeutics Corp.[1]	18	2,037
Vertex Pharmaceuticals, Inc.[1]	118	20,055
Waters Corp.[1]	25	4,840
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Zoetis, Inc.	174	$14,823
Total Pharmaceuticals, Biotechnology & Life Sciences		592,073

Real Estate—2.0%
AvalonBay Communities, Inc.	49	8,423
CBRE Group, Inc., Class A1	174	8,307
EPR Properties	26	1,684
Equity LifeStyle Properties, Inc.	35	3,216
Extra Space Storage, Inc.	58	5,789
Gaming and Leisure Properties, Inc.	77	2,757
Host Hotels & Resorts, Inc.	264	5,562
Jones Lang LaSalle, Inc.	17	2,822
Lamar Advertising Co., Class A	46	3,142
Prologis, Inc.	216	14,189
Public Storage	100	22,686
Rayonier, Inc.[2]	51	1,973
Retail Properties of America, Inc., Class A	97	1,240
Simon Property Group, Inc.	140	23,827
Weingarten Realty Investors	67	2,064
Total Real Estate		107,681

Retailing—5.8%
Advance Auto Parts, Inc.	22	2,985
AutoZone, Inc.[1]	8	5,367
Best Buy Co., Inc.[2]	117	8,726
Booking Holdings, Inc.[1]	18	36,488
Burlington Stores, Inc.[1]	24	3,613
Dick’s Sporting Goods, Inc.	36	1,269
Dollar General Corp.	98	9,663
Expedia Group, Inc.[2]	34	4,087
Foot Locker, Inc.	51	2,685
Gap, Inc. (The)	98	3,174
Home Depot, Inc. (The)	530	103,403
Kohl’s Corp.[2]	53	3,864
L Brands, Inc.	62	2,287
Lowe’s Cos., Inc.	281	26,855
Nordstrom, Inc.[2]	42	2,175
O’Reilly Automotive, Inc.[1]	35	9,575
Pool Corp.	14	2,121
Ross Stores, Inc.	179	15,170
Target Corp.	184	14,006
Tiffany & Co.	54	7,106
TJX Cos., Inc. (The)	294	27,983

52     OPPENHEIMER ETF TRUST

	Shares	Value
Retailing (continued)
Tractor Supply Co.	58	$4,436
TripAdvisor, Inc.[1]	48	2,674
Ulta Beauty, Inc.[1]	27	6,303
Urban Outfitters, Inc.[1,2]	34	1,515
Williams-Sonoma, Inc.[2]	36	2,210
Total Retailing		309,740

Semiconductors & Semiconductor Equipment—6.6%
Applied Materials, Inc.	432	19,954
Broadcom, Inc.	127	30,815
First Solar, Inc.[1]	38	2,001
Intel Corp.	1,790	88,981
KLA-Tencor Corp.	41	4,204
Lam Research Corp.	54	9,334
Marvell Technology Group Ltd.[2]	170	3,645
Maxim Integrated Products, Inc.	89	5,221
Microchip Technology, Inc.[2]	68	6,185
Micron Technology, Inc.[1]	447	23,441
MKS Instruments, Inc.	25	2,392
Monolithic Power Systems, Inc.	16	2,139
NVIDIA Corp.	281	66,569
NXP Semiconductors NV1	84	9,179
ON Semiconductor Corp.[1]	104	2,312
Qorvo, Inc.[1]	45	3,608
Skyworks Solutions, Inc.	85	8,215
Teradyne, Inc.	88	3,350
Texas Instruments, Inc.	465	51,266
Universal Display Corp.[2]	20	1,720
Versum Materials, Inc.	42	1,560
Xilinx, Inc.	113	7,374
Total Semiconductors & Semiconductor Equipment		353,465

Software & Services—22.3%
Accenture PLC, Class A	290	47,441
Activision Blizzard, Inc.	280	21,370
Adobe Systems, Inc.[1]	223	54,370
Akamai Technologies, Inc.[1]	66	4,833
Alphabet, Inc., Class A1	125	141,149
Alphabet, Inc., Class C1	128	142,803
Amdocs Ltd.	59	3,905
ANSYS, Inc.[1]	36	6,270
Aspen Technology, Inc.[1]	34	3,153
Automatic Data Processing, Inc.	203	27,230
Booz Allen Hamilton Holding Corp.	39	1,705
Software & Services (continued)
Broadridge Financial Solutions, Inc.	51	$5,870
CA, Inc.	78	2,781
CDK Global, Inc.	39	2,537
Citrix Systems, Inc.[1]	50	5,242
Cognizant Technology Solutions Corp., Class A	264	20,853
eBay, Inc.[1]	355	12,872
Electronic Arts, Inc.[1]	145	20,448
EPAM Systems, Inc.[1]	21	2,611
Euronet Worldwide, Inc.[1]	17	1,424
Facebook, Inc., Class A1	1,061	206,174
Fair Isaac Corp.[1]	8	1,547
Fiserv, Inc.[1]	122	9,039
Fortinet, Inc.[1]	64	3,996
GrubHub, Inc.[1]	36	3,777
Guidewire Software, Inc.[1,2]	28	2,486
Intuit, Inc.	117	23,904
Jack Henry & Associates, Inc.	36	4,693
Leidos Holdings, Inc.	40	2,360
Manhattan Associates, Inc.[1]	31	1,457
Mastercard, Inc., Class A	621	122,039
Paychex, Inc.	151	10,321
Paycom Software, Inc.[1]	20	1,977
PayPal Holdings, Inc.[1]	535	44,549
Red Hat, Inc.[1]	78	10,481
RingCentral, Inc., Class A1	19	1,337
salesforce.com, Inc.[1]	257	35,055
Splunk, Inc.[1]	47	4,658
Synopsys, Inc.[1]	59	5,049
Take-Two Interactive Software, Inc.[1]	41	4,853
Total System Services, Inc.	59	4,987
Tyler Technologies, Inc.[1]	15	3,331
Ultimate Software Group, Inc. (The)[1,2]	11	2,830
VeriSign, Inc.[1]	32	4,397
Visa, Inc., Class A	1,136	150,463
VMware Inc, Class A1	29	4,262
Zendesk, Inc.[1]	29	1,580
Zynga, Inc., Class A1	263	1,070
Total Software & Services		1,201,539

Technology Hardware & Equipment—6.3%
Amphenol Corp., Class A	99	8,628
Apple, Inc.	1,461	270,446
Arista Networks, Inc.[1]	26	6,695
CDW Corp.	39	3,151
Cognex Corp.	80	3,569

53     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Technology Hardware & Equipment (continued)
Coherent, Inc.[1]	9	$1,408
Dolby Laboratories, Inc., Class A	27	1,666
F5 Networks, Inc.[1]	28	4,829
FLIR Systems, Inc.	56	2,910
IPG Photonics Corp.[1]	17	3,751
Jabil, Inc.	55	1,521
Juniper Networks, Inc.	106	2,906
Littelfuse, Inc.	10	2,282
Motorola Solutions, Inc.	43	5,004
National Instruments Corp.	51	2,141
NetApp, Inc.	115	9,031
Palo Alto Networks, Inc.[1]	28	5,753
Pure Storage, Inc., Class A1	54	1,289
Trimble, Inc.[1]	79	2,594
Zebra Technologies Corp., Class A1	13	1,862
Total Technology Hardware & Equipment		341,436

Transportation—2.0%
Alaska Air Group, Inc.[2]	48	2,899
C.H. Robinson Worldwide, Inc.	38	3,179
Copa Holdings SA, Class A	11	1,041
Delta Air Lines, Inc.	211	10,453
Expeditors International of Washington, Inc.	83	6,067
FedEx Corp.	87	19,754
JB Hunt Transport Services, Inc.	36	4,376
JetBlue Airways Corp.[1]	135	2,562
Kansas City Southern	29	3,073
Kirby Corp.[1,2]	17	1,421
Landstar System, Inc.	16	1,747
Old Dominion Freight Line, Inc.	30	4,469
Southwest Airlines Co.	227	11,550
Union Pacific Corp.	231	32,728
Total Transportation		105,319

Utilities—1.3%
Ameren Corp.	63	3,834
CenterPoint Energy, Inc.	108	2,993
Consolidated Edison, Inc.	107	8,344
DTE Energy Co.	47	4,871
Edison International	88	5,568
Utilities (continued)
Evergy, Inc.	69	$3,874
Exelon Corp.	235	10,011
MDU Resources Group, Inc.	49	1,405
National Fuel Gas Co.	23	1,218
NRG Energy, Inc.	84	2,579
PG&E Corp.	138	5,873
Pinnacle West Capital Corp.	28	2,256
Sempra Energy	65	7,547
UGI Corp.	45	2,343
Vectren Corp.	21	1,500
Vistra Energy Corp.[1]	134	3,170
Total Utilities		67,386

Total Common Stocks (Cost $5,128,359)		5,367,131

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $7,398)	7,398	7,398
Investment of Cash Collateral for Securities Loaned—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $9,244)	9,244	9,244
Total Investments—100.1% (Cost $5,145,001)		5,383,773
Liabilities in Excess of Other Assets—(0.1)%		(5,401)
Net Assets—100.0%		$5,378,372

PLC – Public Limited Company

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $102,207; total value of the collateral held by the Fund was $104,509. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $95,265 (Note 4).

3. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

54     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 2018
Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.1%
Ford Motor Co.	2,353	$26,048
General Motors Co.	702	27,659
Harley-Davidson, Inc.	89	3,745
Total Automobiles & Components		57,452

Banks—7.1%
BB&T Corp.	341	17,200
F.N.B. Corp.[1]	174	2,335
Huntington Bancshares, Inc.	491	7,247
JPMorgan Chase & Co.	1,283	133,688
New York Community Bancorp, Inc.	294	3,246
PacWest Bancorp	69	3,410
People’s United Financial, Inc.[1]	189	3,419
PNC Financial Services Group, Inc. (The)	171	23,102
SunTrust Banks, Inc.	185	12,214
U.S. Bancorp	654	32,713
Wells Fargo & Co.	2,118	117,422
Total Banks		355,996

Capital Goods—7.1%
3M Co.	254	49,967
Caterpillar, Inc.	221	29,983
Cummins, Inc.	75	9,975
Eaton Corp. PLC	223	16,667
Emerson Electric Co.	293	20,258
Fastenal Co.	127	6,113
General Electric Co.	5,181	70,513
Honeywell International, Inc.	266	38,317
Illinois Tool Works, Inc.	130	18,010
Johnson Controls International PLC	459	15,354
Lockheed Martin Corp.	108	31,906
PACCAR, Inc.	184	11,401
Pentair PLC	82	3,451
United Technologies Corp.	303	37,884
Total Capital Goods		359,799

Commercial & Professional Services—0.4%
Nielsen Holdings PLC[1]	207	6,403
Waste Management, Inc.	168	13,665
Total Commercial & Professional Services		20,068

Consumer Durables & Apparel—1.0%
Garmin Ltd.	80	4,880
Hanesbrands, Inc.	185	4,074
Consumer Durables & Apparel (continued)
Hasbro, Inc.	53	$4,892
Leggett & Platt, Inc.[1]	69	3,080
Mattel, Inc.[1]	181	2,972
Newell Brands, Inc.	250	6,448
Tapestry, Inc.	144	6,726
VF Corp.	129	10,516
Whirlpool Corp.	34	4,972
Total Consumer Durables & Apparel		48,560

Consumer Services—2.3%
Carnival Corp.	190	10,889
Darden Restaurants, Inc.	59	6,316
Extended Stay America, Inc.	106	2,291
H&R Block, Inc.[1]	110	2,506
Las Vegas Sands Corp.	193	14,737
McDonald’s Corp.	342	53,588
Six Flags Entertainment Corp.[1]	41	2,872
Starbucks Corp.	507	24,767
Total Consumer Services		117,966

Diversified Financials—1.5%
AGNC Investment Corp.	276	5,131
Ameriprise Financial, Inc.	62	8,673
Annaly Capital Management, Inc.	759	7,810
BGC Partners, Inc., Class A	163	1,845
Chimera Investment Corp.	122	2,230
Franklin Resources, Inc.	142	4,551
Invesco Ltd.	232	6,162
Lazard Ltd., Class A	59	2,886
MFA Financial, Inc.	259	1,963
Morgan Stanley	443	20,998
Navient Corp.	153	1,994
New Residential Investment Corp.	219	3,830
Starwood Property Trust, Inc.	165	3,582
Two Harbors Investment Corp.	114	1,801
Total Diversified Financials		73,456

Energy—10.4%
Apache Corp.[1]	169	7,901
Chevron Corp.	1,014	128,200
Exxon Mobil Corp.	2,328	192,595
Helmerich & Payne, Inc.[1]	60	3,826
Kinder Morgan, Inc.	1,002	17,705
Marathon Petroleum Corp.	174	12,208
Murphy Oil Corp.[1]	84	2,837
Occidental Petroleum Corp.	415	34,727

55     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
Energy (continued)
ONEOK, Inc.	234	$16,340
Phillips 66	181	20,328
Schlumberger Ltd.	674	45,178
Targa Resources Corp.	138	6,830
Valero Energy Corp.	185	20,504
Williams Cos., Inc. (The)	485	13,148
Total Energy		522,327

Food & Staples Retailing—1.8%
Sysco Corp.	187	12,770
Walgreens Boots Alliance, Inc.	377	22,626
Walmart, Inc.	620	53,103
Total Food & Staples Retailing		88,499

Food, Beverage & Tobacco—8.3%
Altria Group, Inc.	1,116	63,378
Archer-Daniels-Midland Co.	274	12,557
Bunge Ltd.	64	4,461
Campbell Soup Co.	101	4,095
Coca-Cola Co. (The)	2,032	89,124
General Mills, Inc.	347	15,358
Hershey Co. (The)	68	6,328
JM Smucker Co. (The)[1]	53	5,696
Kellogg Co.	129	9,013
Kraft Heinz Co. (The)	346	21,736
Molson Coors Brewing Co., Class B	80	5,443
Mondelez International, Inc., Class A	577	23,657
PepsiCo, Inc.	725	78,931
Philip Morris International, Inc.	943	76,138
Total Food, Beverage & Tobacco		415,915

Health Care Equipment & Services—1.7%
Cardinal Health, Inc.	166	8,106
CVS Health Corp.	515	33,140
Medtronic PLC	532	45,545
Total Health Care Equipment & Services		86,791

Household & Personal Products—3.3%
Clorox Co. (The)[1]	63	8,521
Colgate-Palmolive Co.	381	24,692
Coty, Inc., Class A1	255	3,595
Kimberly-Clark Corp.	193	20,331
Procter & Gamble Co. (The)	1,380	107,723
Total Household & Personal Products		164,862
Insurance—2.6%
Aflac, Inc.	289	$12,433
American International Group, Inc.	389	20,625
Chubb Ltd.	185	23,499
Cincinnati Financial Corp.	75	5,014
FNF Group	128	4,815
MetLife, Inc.	458	19,969
Old Republic International Corp.	153	3,046
Principal Financial Group, Inc.	150	7,943
Prudential Financial, Inc.	216	20,198
Travelers Cos., Inc. (The)	110	13,457
Total Insurance		130,999

Materials—1.6%
Air Products & Chemicals, Inc.	96	14,950
CF Industries Holdings, Inc.	113	5,017
International Paper Co.	220	11,458
LyondellBasell Industries NV, Class A	166	18,235
Nucor Corp.	135	8,438
Praxair, Inc.	109	17,238
WestRock Co.	121	6,899
Total Materials		82,235

Media—1.5%
Comcast Corp., Class A	1,792	58,795
Interpublic Group of Cos., Inc. (The)[1]	199	4,665
Omnicom Group, Inc.	115	8,771
Viacom, Inc., Class B	173	5,218
Total Media		77,449

Pharmaceuticals, Biotechnology & Life Sciences—12.0%
AbbVie, Inc.	731	67,727
Amgen, Inc.	305	56,300
Bristol-Myers Squibb Co.	808	44,715
Eli Lilly & Co.	426	36,351
Gilead Sciences, Inc.	657	46,542
Johnson & Johnson	1,279	155,194
Merck & Co., Inc.	1,373	83,341
Pfizer, Inc.	3,130	113,556
Total Pharmaceuticals, Biotechnology & Life Sciences		603,726

56     OPPENHEIMER ETF TRUST

	Shares	Value
Real Estate—8.1%
Alexandria Real Estate Equities, Inc.	49	$6,182
American Campus Communities, Inc.	79	3,388
American Tower Corp.	163	23,500
Apartment Investment & Management Co., Class A	84	3,553
Apple Hospitality REIT, Inc.	135	2,414
AvalonBay Communities, Inc.	73	12,548
Boston Properties, Inc.	69	8,654
Brixmor Property Group, Inc.	190	3,312
Camden Property Trust	47	4,283
Colony Capital, Inc.[1]	321	2,003
Crown Castle International Corp.	229	24,691
CubeSmart	99	3,190
DDR Corp.[1]	99	1,772
Digital Realty Trust, Inc.	110	12,274
Duke Realty Corp.	168	4,877
EPR Properties	46	2,980
Equinix, Inc.	31	13,327
Equity Residential	183	11,655
Essex Property Trust, Inc.	32	7,650
Extra Space Storage, Inc.	63	6,288
Federal Realty Investment Trust	38	4,809
Gaming and Leisure Properties, Inc.	128	4,582
GGP, Inc.	357	7,293
HCP, Inc.	293	7,565
Healthcare Trust of America, Inc., Class A	120	3,235
Highwoods Properties, Inc.	55	2,790
Hospitality Properties Trust	103	2,947
Host Hotels & Resorts, Inc.	398	8,386
Iron Mountain, Inc.[1]	179	6,267
Kimco Realty Corp.	258	4,383
Lamar Advertising Co., Class A	50	3,415
Liberty Property Trust	79	3,502
Life Storage, Inc.	26	2,530
Macerich Co. (The)	82	4,660
Medical Properties Trust, Inc.	230	3,229
Mid-America Apartment Communities, Inc.	62	6,242
National Retail Properties, Inc.[1]	89	3,912
Real Estate (continued)
Omega Healthcare Investors, Inc.	126	$3,906
Outfront Media, Inc.	88	1,712
Park Hotels & Resorts, Inc.	123	3,767
Prologis, Inc.	252	16,554
Public Storage	81	18,376
Realty Income Corp.	168	9,037
Regency Centers Corp.	83	5,153
Retail Properties of America, Inc., Class A	133	1,700
Senior Housing Properties Trust	152	2,750
Simon Property Group, Inc.	180	30,634
SL Green Realty Corp.	44	4,423
Spirit Realty Capital, Inc.	275	2,208
STORE Capital Corp.	104	2,850
Taubman Centers, Inc.	35	2,057
UDR, Inc.	140	5,256
Uniti Group, Inc.	108	2,163
Ventas, Inc.	219	12,472
VEREIT, Inc.	620	4,613
Vornado Realty Trust	93	6,875
Weingarten Realty Investors	72	2,218
Welltower, Inc.	231	14,481
Weyerhaeuser Co.	396	14,438
WP Carey, Inc.	66	4,379
Total Real Estate		410,310

Retailing—2.6%
Gap, Inc. (The)	114	3,692
Genuine Parts Co.[1]	71	6,517
Home Depot, Inc. (The)	427	83,308
Kohl’s Corp.[1]	88	6,415
L Brands, Inc.	147	5,421
Macy’s, Inc.	176	6,588
Target Corp.	281	21,390
Total Retailing		133,331

Semiconductors & Semiconductor Equipment—5.8%
Broadcom, Inc.	206	49,984
Intel Corp.	2,347	116,669
Maxim Integrated Products, Inc.	165	9,679
QUALCOMM, Inc.	1,102	61,844
Texas Instruments, Inc.	488	53,802
Total Semiconductors & Semiconductor Equipment		291,978

57     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
Software & Services—2.4%
CA, Inc.	201	$7,165
International Business Machines Corp.	701	97,930
Paychex, Inc.	158	10,799
Western Union Co. (The)[1]	248	5,042
Total Software & Services		120,936

Technology Hardware & Equipment—3.6%
Cisco Systems, Inc.	3,067	131,973
Corning, Inc.	466	12,820
HP, Inc.	962	21,828
Western Digital Corp.	172	13,314
Xerox Corp.	121	2,904
Total Technology Hardware & Equipment		182,839

Telecommunication Services—5.6%
AT&T, Inc.	4,524	145,266
CenturyLink, Inc.	627	11,687
Verizon Communications, Inc.	2,464	123,964
Total Telecommunication Services		280,917

Transportation—1.0%
Delta Air Lines, Inc.	248	12,286
Macquarie Infrastructure Corp.	52	2,194
United Parcel Service, Inc., Class B	337	35,800
Total Transportation		50,280

Utilities—7.0%
AES Corp.	365	4,895
Alliant Energy Corp.	116	4,909
Ameren Corp.	121	7,363
American Electric Power Co., Inc.	264	18,282
CenterPoint Energy, Inc.	244	6,761
CMS Energy Corp.	137	6,477
Consolidated Edison, Inc.	168	13,101
Dominion Energy, Inc.	387	26,386
DTE Energy Co.	94	9,741
Duke Energy Corp.	410	32,423
Edison International	173	10,946
Entergy Corp.	104	8,402
Evergy, Inc.	129	7,243
Eversource Energy	166	9,729
Exelon Corp.	493	21,002
Utilities (continued)
FirstEnergy Corp.	271	$9,732
NextEra Energy, Inc.	205	34,241
NiSource, Inc.	174	4,573
OGE Energy Corp.	109	3,838
PG&E Corp.	225	9,576
Pinnacle West Capital Corp.	59	4,753
PPL Corp.[1]	432	12,333
Public Service Enterprise Group, Inc.	261	14,130
SCANA Corp.	90	3,467
Sempra Energy	134	15,559
Southern Co. (The)	610	28,249
WEC Energy Group, Inc.	164	10,602
Xcel Energy, Inc.	260	11,877
Total Utilities		350,590

Total Common Stocks (Cost $5,095,845)		5,027,281

Money Market Fund—0.0%[2]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $2,499)	2,499	2,499
Investment of Cash Collateral for Securities Loaned—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $5,865)	5,865	5,865
Total Investments—100.0% (Cost $5,104,209)		5,035,645
Other Assets in Excess of Liabilities—0.0%[2]		1,913
Net Assets—100.0%		$5,037,558

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $92,315; total value of the collateral held by the Fund was $94,289. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $88,424 (Note 4).

2. Less than 0.05%

3. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

58     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 2018
Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—0.2%
Gentex Corp.	3,366	$77,485
Lear Corp.	530	98,479
Thor Industries, Inc.	470	45,773
Visteon Corp.[1]	331	42,779
Total Automobiles & Components		264,516

Capital Goods—9.4%
3M Co.	9,989	1,965,036
A.O. Smith Corp.	2,051	121,317
Allison Transmission Holdings, Inc.	1,361	55,107
AMETEK, Inc.	1,867	134,723
Boeing Co. (The)	9,395	3,152,116
BWX Technologies, Inc.	1,062	66,184
Cummins, Inc.	2,394	318,402
Donaldson Co., Inc.	1,894	85,457
Emerson Electric Co.	7,986	552,152
Fastenal Co.	4,434	213,408
General Dynamics Corp.	6,815	1,270,384
Graco, Inc.	3,496	158,089
Honeywell International, Inc.	8,354	1,203,394
Huntington Ingalls Industries, Inc.	502	108,829
IDEX Corp.	1,189	162,275
Illinois Tool Works, Inc.	5,110	707,939
Ingersoll-Rand PLC	3,088	277,086
ITT, Inc.	659	34,446
Jacobs Engineering Group, Inc.	972	61,712
Lennox International, Inc.	425	85,064
Lockheed Martin Corp.	5,441	1,607,435
nVent Electric PLC[1]	1,387	34,814
Pentair PLC	1,212	51,001
Raytheon Co.	4,785	924,366
Rockwell Automation, Inc.	1,645	273,448
Snap-on, Inc.[2]	768	123,433
Toro Co. (The)	3,102	186,896
Watsco, Inc.	527	93,954
Xylem, Inc.	1,388	93,523
Total Capital Goods		14,121,990

Commercial & Professional Services—0.9%
Copart, Inc.[1]	3,689	208,650
Equifax, Inc.	1,485	185,788
Republic Services, Inc.	1,969	134,601
Robert Half International, Inc.	1,709	111,256
Rollins, Inc.[2]	2,290	120,408
Commercial & Professional Services (Continued)
Waste Management, Inc.	7,100	$577,514
Total Commercial & Professional Services		1,338,217

Consumer Durables & Apparel—2.1%
Carter’s, Inc.	456	49,426
Garmin Ltd.	1,270	77,470
Hasbro, Inc.[2]	1,436	132,557
Leggett & Platt, Inc.[2]	1,180	52,675
NIKE, Inc., Class B	29,972	2,388,169
NVR, Inc.[1]	57	169,310
VF Corp.	4,117	335,618
Total Consumer Durables & Apparel		3,205,225

Consumer Services—3.5%
Carnival Corp.	3,892	223,050
Darden Restaurants, Inc.	1,512	161,875
Domino’s Pizza, Inc.	570	160,837
Grand Canyon Education, Inc.[1]	431	48,104
Hyatt Hotels Corp., Class A	470	36,260
Marriott International, Inc., Class A	3,514	444,872
McDonald’s Corp.	11,524	1,805,696
Six Flags Entertainment Corp.[2]	627	43,921
Starbucks Corp.	39,983	1,953,170
Wyndham Hotels & Resorts, Inc.	917	53,947
Yum! Brands, Inc.	4,804	375,769
Total Consumer Services		5,307,501

Diversified Financials—2.7%
Cboe Global Markets, Inc.	1,550	161,309
Eaton Vance Corp.	2,062	107,616
Evercore, Inc., Class A	334	35,220
FactSet Research Systems, Inc.[2]	451	89,343
Franklin Resources, Inc.	5,010	160,571
MarketAxess Holdings, Inc.[2]	372	73,604
Moody’s Corp.	4,053	691,280
Morningstar, Inc.	463	59,380
MSCI, Inc.	2,052	339,462
S&P Global, Inc.	6,780	1,382,374
SEI Investments Co.	2,847	177,994
T. Rowe Price Group, Inc.	6,358	738,100
Total Diversified Financials		4,016,253

Energy—7.6%
Chevron Corp.	24,532	3,101,581
Exxon Mobil Corp.	87,476	7,236,889
Occidental Petroleum Corp.	8,036	672,452

59     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Energy (Continued)
Phillips 66	3,221	$361,751
Total Energy		11,372,673

Food & Staples Retailing—3.6%
Costco Wholesale Corp.	11,897	2,486,235
Sysco Corp.	3,831	261,619
US Foods Holding Corp.[1]	1,667	63,046
Walgreens Boots Alliance, Inc.	9,111	546,797
Walmart, Inc.	24,076	2,062,109
Total Food & Staples Retailing		5,419,806

Food, Beverage & Tobacco—4.6%
Altria Group, Inc.	26,452	1,502,209
Brown-Forman Corp., Class A	643	31,417
Brown-Forman Corp., Class B2	3,592	176,044
Campbell Soup Co.	2,397	97,174
General Mills, Inc.	5,578	246,882
Hershey Co. (The)	2,621	243,910
Hormel Foods Corp.	5,244	195,129
Ingredion, Inc.	681	75,387
Lamb Weston Holdings, Inc.	2,886	197,720
PepsiCo, Inc.	17,135	1,865,488
Philip Morris International, Inc.	27,708	2,237,144
Total Food, Beverage & Tobacco		6,868,504

Health Care Equipment & Services—4.3%
Baxter International, Inc.	7,646	564,581
Cantel Medical Corp.	372	36,590
Cerner Corp.[1]	3,767	225,229
Chemed Corp.	320	102,979
Cigna Corp.	2,586	439,491
Cooper Cos., Inc. (The)	432	101,714
CVS Health Corp.	8,812	567,052
Danaher Corp.	5,438	536,622
ICU Medical, Inc.[1]	131	38,468
McKesson Corp.	1,695	226,113
Medtronic PLC	10,087	863,548
Stryker Corp.	2,773	468,249
UnitedHealth Group, Inc.	7,581	1,859,923
Varian Medical Systems, Inc.[1]	2,252	256,097
West Pharmaceutical Services, Inc.	1,421	141,091
Total Health Care Equipment & Services		6,427,747
Household & Personal Products—4.6%
Clorox Co. (The)[2]	2,725	$368,556
Colgate-Palmolive Co.	21,170	1,372,028
Kimberly-Clark Corp.	5,291	557,354
Procter & Gamble Co. (The)	59,013	4,606,555
Total Household & Personal Products		6,904,493

Insurance—1.9%
Aon PLC	3,601	493,949
Arthur J. Gallagher & Co.	1,406	91,784
Brown & Brown, Inc.	2,245	62,254
Erie Indemnity Co., Class A	807	94,629
FNF Group	2,600	97,812
Marsh & McLennan Cos., Inc.	17,487	1,433,409
Progressive Corp. (The)	4,372	258,604
Torchmark Corp.	3,476	282,981
White Mountains Insurance Group Ltd.	115	104,260
Total Insurance		2,919,682

Materials—1.2%
AptarGroup, Inc.	535	49,958
Avery Dennison Corp.	717	73,206
Ecolab, Inc.	2,298	322,478
International Flavors & Fragrances, Inc.	731	90,615
LyondellBasell Industries NV, Class A	3,237	355,585
PPG Industries, Inc.	2,380	246,877
Praxair, Inc.	3,566	563,963
Scotts Miracle-Gro Co., (The)[2]	385	32,017
WR Grace & Co.	617	45,232
Total Materials		1,779,931

Media—2.0%
Interpublic Group of Cos., Inc. (The)	3,361	78,782
John Wiley & Sons, Inc., Class A	824	51,418
Liberty Broadband Corp., Class C1,2	1,618	122,515
Madison Square Garden Co. (The), Class A1	370	114,770
News Corp., Class A	4,454	69,037
Omnicom Group, Inc.	2,097	159,938
Sirius XM Holdings, Inc.[2]	15,030	101,753
Walt Disney Co. (The)	22,593	2,367,972
Total Media		3,066,185

60     OPPENHEIMER ETF TRUST

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—10.6%
Agilent Technologies, Inc.	3,532	$218,419
Amgen, Inc.	5,807	1,071,914
Bristol-Myers Squibb Co.	20,696	1,145,317
Eli Lilly & Co.	12,435	1,061,079
Johnson & Johnson	62,261	7,554,750
Merck & Co., Inc.	32,040	1,944,828
Mettler-Toledo International, Inc.[1]	431	249,389
Pfizer, Inc.	53,996	1,958,975
Waters Corp.[1]	911	176,360
Zoetis, Inc.	6,112	520,681
Total Pharmaceuticals, Biotechnology & Life Sciences		15,901,712

Real Estate—1.8%
AvalonBay Communities, Inc.	1,196	205,580
EPR Properties	548	35,505
Equity LifeStyle Properties, Inc.	1,007	92,543
Extra Space Storage, Inc.	1,223	122,068
Gaming and Leisure Properties, Inc.	1,720	61,576
Lamar Advertising Co., Class A	1,631	111,414
Prologis, Inc.	5,336	350,522
Public Storage	4,276	970,053
Retail Properties of America, Inc., Class A	2,477	31,656
Simon Property Group, Inc.	4,104	698,460
Weingarten Realty Investors	1,964	60,511
Total Real Estate		2,739,888

Retailing—7.1%
AutoZone, Inc.[1]	233	156,327
Dollar General Corp.	2,468	243,345
Home Depot, Inc. (The)	31,774	6,199,107
Lowe’s Cos., Inc.	9,459	903,997
O’Reilly Automotive, Inc.[1]	995	272,202
Pool Corp.	574	86,961
Ross Stores, Inc.	7,852	665,457
Target Corp.	4,304	327,620
Tiffany & Co.	1,176	154,762
TJX Cos., Inc. (The)	17,267	1,643,473
Tractor Supply Co.	1,122	85,822
Total Retailing		10,739,073
Semiconductors & Semiconductor Equipment—3.7%
Intel Corp.	56,753	$2,821,192
Maxim Integrated Products, Inc.	2,069	121,367
MKS Instruments, Inc.	604	57,803
Texas Instruments, Inc.	21,205	2,337,851
Xilinx, Inc.	2,968	193,692
Total Semiconductors & Semiconductor Equipment		5,531,905

Software & Services—19.6%
Accenture PLC, Class A	16,312	2,668,480
Adobe Systems, Inc.[1]	6,619	1,613,778
Alphabet, Inc., Class A1	3,226	3,642,767
Alphabet, Inc., Class C1	3,469	3,870,190
Amdocs Ltd.	3,716	245,962
ANSYS, Inc.[1]	1,636	284,959
Aspen Technology, Inc.[1]	976	90,514
Automatic Data Processing, Inc.	12,249	1,643,081
Broadridge Financial Solutions, Inc.	2,925	336,668
Cognizant Technology Solutions Corp., Class A	8,165	644,953
eBay, Inc.[1]	8,155	295,700
Fiserv, Inc.[1]	5,127	379,859
Intuit, Inc.	5,572	1,138,388
Jack Henry & Associates, Inc.	2,526	329,289
Mastercard, Inc., Class A	25,873	5,084,562
Paychex, Inc.	9,746	666,139
Red Hat, Inc.[1]	1,843	247,644
Synopsys, Inc.[1]	2,982	255,170
Total System Services, Inc.	1,639	138,528
Tyler Technologies, Inc.[1]	311	69,073
VeriSign, Inc.[1]	974	133,847
Visa, Inc., Class A	43,715	5,790,052
Total Software & Services		29,569,603

Technology Hardware & Equipment—5.2%
Amphenol Corp., Class A	4,419	385,116
Apple, Inc.	37,267	6,898,494
Dolby Laboratories, Inc., Class A	916	56,508
F5 Networks, Inc.[1]	612	105,539
FLIR Systems, Inc.	1,904	98,951
Littelfuse, Inc.	263	60,011
Motorola Solutions, Inc.	1,212	141,041
National Instruments Corp.	1,543	64,775
Total Technology Hardware & Equipment		7,810,435

61     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Transportation—1.6%
C.H. Robinson Worldwide, Inc.	1,130	$94,536
Expeditors International of Washington, Inc.	4,564	333,628
FedEx Corp.	2,974	675,277
JB Hunt Transport Services, Inc.	1,559	189,497
Landstar System, Inc.	610	66,612
Old Dominion Freight Line, Inc.	844	125,722
Union Pacific Corp.	6,677	945,997
Total Transportation		2,431,269

Utilities—1.7%
Alliant Energy Corp.	1,736	73,468
Ameren Corp.	2,224	135,330
American Water Works Co., Inc.	1,497	127,814
Aqua America, Inc.	1,414	49,745
Consolidated Edison, Inc.	5,278	411,579
DTE Energy Co.	1,775	183,943
Edison International	2,975	188,228
Evergy, Inc.	2,446	137,343
PG&E Corp.	3,851	163,899
Pinnacle West Capital Corp.	918	73,954
Sempra Energy	2,192	254,513
Southern Co. (The)	7,623	353,021
UGI Corp.	1,553	80,865
Vectren Corp.	661	47,228
WEC Energy Group, Inc.	2,428	156,970
Xcel Energy, Inc.	4,280	195,510
Total Utilities		2,633,410

Total Common Stocks (Cost $151,607,714)		150,370,018

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $157,307)	157,307	$157,307
Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $179,380)	179,380	179,380
Total Investments—100.1% (Cost $151,944,401)		150,706,705
Liabilities in Excess of Other Assets—(0.1)%		(114,966)
Net Assets—100.0%		$150,591,739

PLC – Public Limited Company

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $1,009,501; total value of the collateral held by the Fund was $1,032,068. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $852,688 (Note 4).

3. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

62     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 2018
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—0.9%
Dorman Products, Inc.[1,2]	573	$39,142
LCI Industries[1]	630	56,794
Standard Motor Products, Inc.[1]	615	29,729
Total Automobiles & Components		125,665

Banks—14.7%
1st Source Corp.	141	7,534
Access National Corp.	120	3,432
Allegiance Bancshares, Inc.[2]	71	3,078
American National Bankshares, Inc.	71	2,840
Ameris Bancorp	326	17,392
Arrow Financial Corp.	116	4,222
Atlantic Capital Bancshares, Inc.[2]	220	4,323
BancFirst Corp.	167	9,886
BancorpSouth Bank[1]	774	25,503
Bank of Marin Bancorp	60	4,851
Banner Corp.	276	16,596
Bar Harbor Bankshares	128	3,877
Beneficial Bancorp, Inc.	601	9,736
Berkshire Hills Bancorp, Inc.	367	14,900
Blue Hills Bancorp, Inc.	211	4,684
Boston Private Financial Holdings, Inc.	625	9,938
Bridge Bancorp, Inc.	129	4,638
Brookline Bancorp, Inc.	710	13,206
Bryn Mawr Bank Corp.	189	8,751
Cadence BanCorp	419	12,097
Camden National Corp.	135	6,171
Capitol Federal Financial, Inc.[1]	1,327	17,463
Carolina Financial Corp.	114	4,893
Cathay General Bancorp	665	26,926
CenterState Banks Corp.	764	22,782
Central Pacific Financial Corp.	237	6,790
Charter Financial Corp.	117	2,826
Chemical Financial Corp.	601	33,458
Citizens & Northern Corp.	120	3,103
City Holding Co.	147	11,059
CNB Financial Corp.	122	3,667
CoBiz Financial, Inc.	283	6,079
Columbia Banking System, Inc.	594	24,295
Community Bank System, Inc.[1]	471	27,822
Banks (Continued)
Community Trust Bancorp, Inc.	148	$7,393
ConnectOne Bancorp, Inc.	255	6,350
Customers Bancorp, Inc.[2]	214	6,073
CVB Financial Corp.	908	20,357
Dime Community Bancshares, Inc.	292	5,694
Eagle Bancorp, Inc.[2]	287	17,593
Enterprise Financial Services Corp.	212	11,437
Equity Bancshares, Inc., Class A2	111	4,604
Essent Group Ltd.[2]	1,610	57,670
Farmers National Banc Corp.	217	3,461
FCB Financial Holdings, Inc., Class A2	352	20,698
Fidelity Southern Corp.	152	3,862
Financial Institutions, Inc.	130	4,277
First Bancorp	247	10,105
First Bancshares, Inc. (The)	106	3,811
First Busey Corp.	395	12,529
First Commonwealth Financial Corp.	693	10,748
First Community Bancshares, Inc.	137	4,365
First Connecticut Bancorp, Inc.	122	3,733
First Defiance Financial Corp.	92	6,170
First Financial Bancorp	816	25,010
First Financial Bankshares, Inc.[1]	555	28,250
First Financial Corp.	112	5,079
First Foundation, Inc.[2]	293	5,432
First Interstate BancSystem, Inc., Class A	277	11,689
First Merchants Corp.	466	21,622
First Midwest Bancorp, Inc.	910	23,178
First of Long Island Corp. (The)	204	5,069
Flagstar Bancorp, Inc.[2]	213	7,297
Flushing Financial Corp.	216	5,638
Fulton Financial Corp.	1,537	25,361
German American Bancorp, Inc.	178	6,381
Glacier Bancorp, Inc.	745	28,817
Great Southern Bancorp, Inc.	94	5,377
Great Western Bancorp, Inc.	464	19,483

63     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Banks (Continued)
Guaranty Bancorp	229	$6,824
Hancock Holding Co.	633	29,529
Hanmi Financial Corp.	248	7,031
Heartland Financial USA, Inc.[1]	257	14,096
Heritage Commerce Corp.	358	6,082
Heritage Financial Corp.	310	10,804
Hilltop Holdings, Inc.	495	10,925
Home Bancorp, Inc.	72	3,352
Home BancShares, Inc.[1]	1,253	28,268
HomeStreet, Inc.[1,2]	190	5,121
HomeTrust Bancshares, Inc.[2]	156	4,391
Hope Bancorp, Inc.[1]	1,007	17,955
Horizon Bancorp	295	6,104
IBERIABANK Corp.	454	34,413
Independent Bank Corp.	178	4,539
Independent Bank Corp.	242	18,973
Independent Bank Group, Inc.[1]	142	9,486
International Bancshares Corp.	435	18,618
Investors Bancorp, Inc.	2,406	30,773
Kearny Financial Corp.	818	11,002
Lakeland Bancorp, Inc.	386	7,662
Lakeland Financial Corp.[1]	230	11,084
LegacyTexas Financial Group, Inc.	339	13,228
Live Oak Bancshares, Inc.	236	7,233
Macatawa Bank Corp.	243	2,950
MB Financial, Inc.	683	31,896
Mercantile Bank Corp.	121	4,472
Meridian Bancorp, Inc.	455	8,713
Meta Financial Group, Inc.	54	5,260
MGIC Investment Corp.[2]	4,678	50,148
Midland States Bancorp, Inc.	153	5,242
MidWestOne Financial Group, Inc.	91	3,074
National Bank Holdings Corp., Class A	250	9,648
National Bankshares, Inc.	65	3,016
National Commerce Corp.[2]	127	5,880
NBT Bancorp, Inc.	349	13,314
Nicolet Bankshares, Inc.[2]	73	4,023
NMI Holdings, Inc., Class A2	454	7,400
Northfield Bancorp, Inc.	429	7,130
Northwest Bancshares, Inc.[1]	949	16,503
OceanFirst Financial Corp.	424	12,703
Old Line Bancshares, Inc.[1]	139	4,853
Banks (Continued)
Old National Bancorp	1,249	$23,231
Old Second Bancorp, Inc.	202	2,909
Oritani Financial Corp.	432	6,998
Pacific Premier Bancorp, Inc.[2]	370	14,116
Park National Corp.	125	13,928
PCSB Financial Corp.	151	3,000
Peapack Gladstone Financial Corp.	140	4,843
PennyMac Financial Services, Inc., Class A2	148	2,908
Peoples Bancorp, Inc.	155	5,856
Peoples Financial Services Corp.	62	2,915
People’s Utah Bancorp[1]	133	4,748
PHH Corp.[2]	487	5,289
Preferred Bank	111	6,822
Provident Financial Services, Inc.	576	15,857
QCR Holdings, Inc.	122	5,789
Radian Group, Inc.	2,028	32,894
Renasant Corp.	439	19,983
Republic Bancorp, Inc., Class A	83	3,760
S&T Bancorp, Inc.	293	12,669
Sandy Spring Bancorp, Inc.	313	12,836
Seacoast Banking Corp. of Florida[2]	401	12,664
ServisFirst Bancshares, Inc.	398	16,609
Sierra Bancorp	111	3,135
Simmons First National Corp., Class A	697	20,840
South State Corp.	323	27,859
Southern First Bancshares, Inc.[2]	60	2,652
Southern National Bancorp of Virginia, Inc.	179	3,193
Southside Bancshares, Inc.	247	8,319
State Bank Financial Corp.	340	11,356
Stock Yards Bancorp, Inc.	194	7,401
Tompkins Financial Corp.	129	11,079
TowneBank	590	18,939
TriCo Bancshares	182	6,816
TriState Capital Holdings, Inc.[2]	158	4,124
Triumph Bancorp, Inc.[2]	158	6,439
TrustCo Bank Corp. NY	810	7,209
Trustmark Corp.[1]	610	19,904
UMB Financial Corp.	371	28,281
Union Bankshares Corp.[1]	559	21,734

64     OPPENHEIMER ETF TRUST

	Shares	Value
Banks (Continued)
United Bankshares, Inc.[1]	923	$33,597
United Community Banks, Inc.	617	18,923
United Community Financial Corp.	367	4,033
United Financial Bancorp, Inc.	457	8,007
Univest Corp. of Pennsylvania	268	7,370
Valley National Bancorp[1]	2,921	35,519
Veritex Holdings, Inc.[2]	174	5,406
Walker & Dunlop, Inc.	257	14,302
Washington Federal, Inc.	787	25,735
Washington Trust Bancorp, Inc.	134	7,785
Waterstone Financial, Inc.	277	4,723
WesBanco, Inc.	403	18,151
West Bancorporation, Inc.	126	3,169
Westamerica Bancorporation[1]	224	12,658
Western New England Bancorp, Inc.	260	2,860
WSFS Financial Corp.	258	13,751
Total Banks		1,993,042

Capital Goods—8.7%
AAON, Inc.	778	25,869
Aegion Corp.[2]	425	10,944
Alamo Group, Inc.	167	15,090
Altra Industrial Motion Corp.	390	16,809
Applied Industrial Technologies, Inc.	760	53,314
Argan, Inc.	386	15,807
Astec Industries, Inc.[1]	459	27,448
Barnes Group, Inc.	893	52,598
CSW Industrials, Inc.[2]	635	33,560
Douglas Dynamics, Inc.	330	15,840
EMCOR Group, Inc.	1,678	127,830
Encore Wire Corp.	476	22,586
EnerSys	620	46,277
Foundation Building Materials, Inc.[2]	374	5,752
Gencor Industries, Inc.[2]	245	3,957
Gorman-Rupp Co. (The)	376	13,160
Graham Corp.	168	4,336
Granite Construction, Inc.	941	52,376
Hillenbrand, Inc.	1,295	61,059
Hurco Cos., Inc.	131	5,862
Insteel Industries, Inc.[1]	241	8,049
Capital Goods (Continued)
KBR, Inc.	1,879	$33,672
Lindsay Corp.	155	15,033
Lydall, Inc.[2]	354	15,452
Miller Industries, Inc.	206	5,263
Mueller Industries, Inc.	1,968	58,076
National Presto Industries, Inc.	141	17,484
Omega Flex, Inc.	51	4,035
Primoris Services Corp.	875	23,826
Raven Industries, Inc.	824	31,683
RBC Bearings, Inc.[2]	553	71,232
Simpson Manufacturing Co., Inc.	1,407	87,501
Sun Hydraulics Corp.	655	31,564
Universal Forest Products, Inc.	1,583	57,969
Watts Water Technologies, Inc., Class A	432	33,869
Woodward, Inc.	973	74,785
Total Capital Goods		1,179,967

Commercial & Professional Services—5.6%
Brady Corp., Class A	1,095	42,212
CBIZ, Inc.[2]	865	19,895
CRA International, Inc.	182	9,262
Deluxe Corp.	1,094	72,434
Ennis, Inc.	811	16,504
Essendant, Inc.	607	8,025
Exponent, Inc.	1,826	88,196
Forrester Research, Inc.	210	8,809
Heidrick & Struggles International, Inc.	337	11,795
Herman Miller, Inc.	1,215	41,188
ICF International, Inc.	337	23,944
Insperity, Inc.	691	65,818
Interface, Inc.	862	19,783
Kimball International, Inc., Class B	500	8,080
Korn/Ferry International	1,040	64,407
McGrath RentCorp.	450	28,471
Navigant Consulting, Inc.[2]	1,030	22,804
Resources Connection, Inc.	940	15,886
SP Plus Corp.[2]	310	11,532
Steelcase, Inc., Class A	1,179	15,917
Tetra Tech, Inc.	973	56,921
UniFirst Corp.	478	84,558
Viad Corp.	389	21,103
Total Commercial & Professional Services		757,544

65     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Consumer Durables & Apparel—3.5%
Bassett Furniture Industries, Inc.	140	$3,857
Callaway Golf Co.[1]	1,259	23,883
Cavco Industries, Inc.[2]	189	39,246
Deckers Outdoor Corp.[2]	880	99,343
Ethan Allen Interiors, Inc.	485	11,882
Helen of Troy Ltd.[2]	690	67,931
KB Home	1,362	37,101
Oxford Industries, Inc.	299	24,811
Steven Madden Ltd.	1,714	91,013
Sturm Ruger & Co., Inc.[1]	342	19,152
Tupperware Brands Corp.	1,257	51,839
Total Consumer Durables & Apparel		470,058

Consumer Services—6.2%
BJ’s Restaurants, Inc.[1]	428	25,680
Bloomin’ Brands, Inc.	1,395	28,040
Brinker International, Inc.[1]	1,142	54,359
Capella Education Co.	254	25,070
Cheesecake Factory, Inc. (The)[1]	1,201	66,127
Cracker Barrel Old Country Store, Inc.[1]	607	94,819
Dave & Buster’s Entertainment, Inc.[2]	627	29,845
Del Frisco’s Restaurant Group, Inc.[2]	600	7,560
Denny’s Corp.[2]	1,246	19,849
Drive Shack, Inc.[1,2]	934	7,210
Habit Restaurants, Inc., Class A1,2	376	3,760
ILG, Inc.	1,458	48,158
International Speedway Corp., Class A	559	24,987
Jack in the Box, Inc.	744	63,329
Lindblad Expeditions Holdings, Inc.[2]	355	4,704
Monarch Casino & Resort, Inc.[2]	187	8,237
Papa John’s International, Inc.	483	24,498
Planet Fitness, Inc., Class A2	2,112	92,801
Potbelly Corp.[2]	423	5,478
Ruth’s Hospitality Group, Inc.	652	18,289
Sonic Corp.	538	18,518
Sotheby’s1,2	773	42,005
Consumer Services (Continued)
Texas Roadhouse, Inc.[1]	2,071	$135,671
Total Consumer Services		848,994

Diversified Financials—4.6%
AG Mortgage Investment Trust, Inc.	368	6,915
Anworth Mortgage Asset Corp.	935	4,647
Apollo Commercial Real Estate Finance, Inc.	2,104	38,461
Arbor Realty Trust, Inc.	593	6,185
Ares Commercial Real Estate Corp.	307	4,240
ARMOUR Residential REIT, Inc.	446	10,173
Artisan Partners Asset Management, Inc., Class A	798	24,060
Banco Latinoamericano de Comercio Exterior SA, Class E	263	6,472
Blackstone Mortgage Trust, Inc., Class A	1,292	40,608
BrightSphere Investment Group PLC	1,373	19,579
Cannae Holdings, Inc.[2]	1,024	18,995
Capstead Mortgage Corp.	857	7,670
Cherry Hill Mortgage Investment Corp.	180	3,215
Cohen & Steers, Inc.[1]	419	17,476
Colony Credit Real Estate, Inc.	487	10,096
CYS Investments, Inc.	1,448	10,860
Diamond Hill Investment Group, Inc.	65	12,638
Dynex Capital, Inc.	518	3,383
Federated Investors, Inc., Class B	1,870	43,608
FGL Holdings[2]	1,573	13,197
Financial Engines, Inc.	422	18,948
FirstCash, Inc.	612	54,988
Green Dot Corp., Class A2	302	22,164
Hamilton Lane, Inc., Class A	117	5,612
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	454	8,967
Houlihan Lokey, Inc.	528	27,044
INTL. FCStone, Inc.[2]	91	4,706
Invesco Mortgage Capital, Inc.	1,217	19,350
KKR Real Estate Finance Trust, Inc.	167	3,303

66     OPPENHEIMER ETF TRUST

	Shares	Value
Diversified Financials (Continued)
Ladder Capital Corp.	747	$11,668
Moelis & Co., Class A1	646	37,888
MTGE Investment Corp.	562	11,015
Nelnet, Inc., Class A	118	6,892
New York Mortgage Trust, Inc.[1]	886	5,325
PennyMac Mortgage Investment Trust	597	11,337
Redwood Trust, Inc.	730	12,023
Stifel Financial Corp.	477	24,923
Sutherland Asset Management Corp.	183	2,974
Virtus Investment Partners, Inc.[1]	49	6,270
Waddell & Reed Financial, Inc., Class A	949	17,054
Western Asset Mortgage Capital Corp.	421	4,387
Westwood Holdings Group, Inc.	149	8,871
Total Diversified Financials		628,187

Energy—1.2%
Dril-Quip, Inc.[1,2]	833	42,816
Evolution Petroleum Corp.	408	4,019
FTS International, Inc.[2]	354	5,041
Liberty Oilfield Services, Inc., Class A1,2	262	4,905
Midstates Petroleum Co., Inc.[2]	234	3,185
Natural Gas Services Group, Inc.[2]	169	3,988
Oil States International, Inc.[2]	958	30,752
Par Pacific Holdings, Inc.[2]	551	9,576
SEACOR Holdings, Inc.[1,2]	324	18,556
World Fuel Services Corp.	1,915	39,085
Total Energy		161,923

Food & Staples Retailing—0.9%
PriceSmart, Inc.	454	41,087
United Natural Foods, Inc.[2]	1,316	56,141
Village Super Market, Inc., Class A	153	4,507
Weis Markets, Inc.	338	18,029
Total Food & Staples Retailing		119,764

Food, Beverage & Tobacco—2.6%
Boston Beer Co., Inc. (The), Class A1,2	218	65,335
Calavo Growers, Inc.	282	27,114
Food, Beverage & Tobacco (Continued)
Fresh Del Monte Produce, Inc.	479	$21,339
J&J Snack Foods Corp.	422	64,342
Lancaster Colony Corp.	399	55,230
National Beverage Corp.[1,2]	265	28,329
Sanderson Farms, Inc.[1]	496	52,154
Tootsie Roll Industries, Inc.[1]	480	14,808
Vector Group Ltd.	1,573	30,013
Total Food, Beverage & Tobacco		358,664

Health Care Equipment & Services—6.3%
Abaxis, Inc.	336	27,891
AngioDynamics, Inc.[2]	791	17,592
Anika Therapeutics, Inc.[2]	248	7,936
Atrion Corp.	55	32,967
CorVel Corp.[2]	308	16,632
Cutera, Inc.[2]	322	12,977
Globus Medical, Inc., Class A2	1,827	92,190
Haemonetics Corp.[2]	1,801	161,514
HealthEquity, Inc.[2]	441	33,119
HealthStream, Inc.	595	16,250
LivaNova PLC[2]	916	91,435
Meridian Bioscience, Inc.	1,423	22,626
National Healthcare Corp.	482	33,923
National Research Corp.	228	8,527
Neogen Corp.[2]	1,483	118,922
Orthofix International NV2	565	32,103
Patterson Cos., Inc.	1,721	39,015
Providence Service Corp. (The)[2]	182	14,296
Quality Systems, Inc.[1,2]	461	8,990
Surmodics, Inc.[2]	286	15,787
US Physical Therapy, Inc.	309	29,664
Utah Medical Products, Inc.	134	14,760
Total Health Care Equipment & Services		849,116

Household & Personal Products—0.6%
HRG Group, Inc.[2]	743	9,726
Inter Parfums, Inc.	233	12,466
Medifast, Inc.	215	34,434
Oil-Dri Corp. of America	72	3,034
WD-40 Co.[1]	179	26,179
Total Household & Personal Products		85,839

Insurance—3.0%
AMERISAFE, Inc.	228	13,167

67     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Insurance (Continued)
Argo Group International Holdings Ltd.	273	$15,875
CNO Financial Group, Inc.	1,355	25,799
Employers Holdings, Inc.	281	11,296
Enstar Group Ltd.[1,2]	155	32,131
FBL Financial Group, Inc., Class A	88	6,930
Horace Mann Educators Corp.	361	16,101
Infinity Property & Casualty Corp.	116	16,513
Investors Title Co.	20	3,693
James River Group Holdings Ltd.	228	8,958
Kemper Corp.[1]	307	23,225
Kinsale Capital Group, Inc.	200	10,972
National General Holdings Corp.	542	14,271
National Western Life Group, Inc., Class A	19	5,838
Navigators Group, Inc. (The)	198	11,286
Primerica, Inc.	408	40,637
ProAssurance Corp.	652	23,113
RLI Corp.[1]	450	29,785
Safety Insurance Group, Inc.	200	17,080
Selective Insurance Group, Inc.	658	36,190
State Auto Financial Corp.	129	3,858
Stewart Information Services Corp.	251	10,811
Third Point Reinsurance Ltd.[2]	1,304	16,300
United Fire Group, Inc.	153	8,340
Total Insurance		402,169

Materials—4.2%
Balchem Corp.	516	50,640
Chase Corp.	174	20,401
Compass Minerals International, Inc.	561	36,886
FutureFuel Corp.	781	10,942
Greif, Inc., Class A	337	17,824
Hawkins, Inc.	182	6,434
Haynes International, Inc.	200	7,348
Innospec, Inc.	555	42,485
Kaiser Aluminum Corp.	389	40,499
Louisiana-Pacific Corp.	3,432	93,419
Materion Corp.	418	22,635
Quaker Chemical Corp.	394	61,019
Materials (Continued)
Schnitzer Steel Industries, Inc., Class A	428	$14,424
Sensient Technologies Corp.[1]	723	51,731
Stepan Co.	427	33,310
UFP Technologies, Inc.[2]	145	4,473
United States Lime & Minerals, Inc.	55	4,614
Warrior Met Coal, Inc.	763	21,036
Worthington Industries, Inc.	584	24,510
Total Materials		564,630

Media—1.6%
Entravision Communications Corp., Class A	1,075	5,375
IMAX Corp.[2]	1,178	26,093
Loral Space & Communications, Inc.[2]	388	14,589
Marcus Corp. (The)	272	8,840
MSG Networks, Inc., Class A1,2	1,043	24,980
New York Times Co., (The), Class A1	2,284	59,155
Scholastic Corp.	779	34,517
TEGNA, Inc.	3,533	38,333
Total Media		211,882

Pharmaceuticals, Biotechnology & Life Sciences—0.4%
BioSpecifics Technologies Corp.[2]	103	4,621
Evolus, Inc.[2]	79	2,211
Homology Medicines, Inc.[1,2]	171	3,488
Luminex Corp.	1,319	38,950
PDL BioPharma, Inc.[2]	2,788	6,524
Total Pharmaceuticals, Biotechnology & Life Sciences		55,794

Real Estate—12.2%
Acadia Realty Trust	821	22,471
Agree Realty Corp.	425	22,427
Alexander & Baldwin, Inc.	1,205	28,317
Alexander’s, Inc.	33	12,627
American Assets Trust, Inc.	389	14,895
Armada Hoffler Properties, Inc.	460	6,854
Braemar Hotels & Resorts, Inc.	276	3,152
CareTrust REIT, Inc.	530	8,846
CBL & Associates Properties, Inc.	1,049	5,843

68     OPPENHEIMER ETF TRUST

	Shares	Value
Real Estate (Continued)
Cedar Realty Trust, Inc.	695	$3,280
Chatham Lodging Trust	458	9,719
Chesapeake Lodging Trust	753	23,825
City Office REIT, Inc.	270	3,464
Community Healthcare Trust, Inc.	151	4,510
CoreCivic, Inc.	949	22,672
CorEnergy Infrastructure Trust, Inc.	96	3,610
Cousins Properties, Inc.	6,301	61,057
DiamondRock Hospitality Co.	2,163	26,562
Easterly Government Properties, Inc.	406	8,023
EastGroup Properties, Inc.[1]	508	48,544
Education Realty Trust, Inc.	780	32,370
First Industrial Realty Trust, Inc.	2,145	71,514
Forestar Group, Inc.[2]	127	2,635
Four Corners Property Trust, Inc.	918	22,610
Franklin Street Properties Corp.	686	5,872
GEO Group, Inc. (The)	1,066	29,358
Getty Realty Corp.	495	13,944
Gladstone Commercial Corp.	237	4,555
Global Net Lease, Inc.[1]	486	9,929
Government Properties Income Trust	726	11,507
Gramercy Property Trust	1,430	39,068
Healthcare Realty Trust, Inc.	1,145	33,297
Hersha Hospitality Trust	469	10,060
HFF, Inc., Class A	554	19,030
Independence Realty Trust, Inc.	902	9,300
InfraREIT, Inc.	254	5,631
Investors Real Estate Trust[1]	720	3,982
iStar, Inc.[1,2]	538	5,805
Kennedy-Wilson Holdings, Inc.	915	19,352
Kite Realty Group Trust	635	10,846
LaSalle Hotel Properties	1,389	47,545
Lexington Realty Trust	2,369	20,681
LTC Properties, Inc.[1]	660	28,208
Mack-Cali Realty Corp.	644	13,060
Marcus & Millichap, Inc.[2]	204	7,958
MedEquities Realty Trust, Inc.	349	3,846
Real Estate (Continued)
Monmouth Real Estate Investment Corp.	900	$14,877
National Health Investors, Inc.	681	50,176
National Storage Affiliates Trust	344	10,602
New Senior Investment Group, Inc.	431	3,263
NexPoint Residential Trust, Inc.	195	5,548
One Liberty Properties, Inc.	187	4,939
Pebblebrook Hotel Trust	776	30,109
Physicians Realty Trust	1,665	26,540
Piedmont Office Realty Trust, Inc., Class A	1,712	34,120
PotlatchDeltic, Corp.	1,143	58,121
Preferred Apartment Communities, Inc., Class A1	335	5,692
PS Business Parks, Inc.	382	49,087
QTS Realty Trust, Inc., Class A	313	12,363
Ramco-Gershenson Properties Trust	1,003	13,250
RE/MAX Holdings, Inc., Class A	299	15,683
Retail Opportunity Investments Corp.[1]	1,123	21,517
Rexford Industrial Realty, Inc.	920	28,879
RLJ Lodging Trust	1,737	38,301
RMR Group, Inc. (The), Class A	103	8,080
Ryman Hospitality Properties, Inc.	764	63,527
Sabra Health Care REIT, Inc.	1,655	35,963
Saul Centers, Inc.	154	8,251
Select Income REIT	613	13,774
St Joe Co. (The)[1,2]	383	6,875
STAG Industrial, Inc.	878	23,908
Summit Hotel Properties, Inc.[1]	1,421	20,334
Sunstone Hotel Investors, Inc.	2,830	47,035
Tanger Factory Outlet Centers, Inc.	1,053	24,735
Tejon Ranch Co.[2]	118	2,867
Terreno Realty Corp.	743	27,989
UMH Properties, Inc.	312	4,789
Universal Health Realty Income Trust	227	14,523

69     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS CONTINUED
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Real Estate (Continued)
Urban Edge Properties	1,246	$28,496
Urstadt Biddle Properties, Inc., Class A	471	10,659
Washington Prime Group, Inc.[1]	1,592	12,911
Washington Real Estate Investment Trust[1]	748	22,687
Whitestone REIT	309	3,856
Xenia Hotels & Resorts, Inc.	1,208	29,427
Total Real Estate		1,656,414

Retailing—5.4%
American Eagle Outfitters, Inc.	2,877	66,890
Bed Bath & Beyond, Inc.	1,777	35,407
Big Lots, Inc.	703	29,371
Buckle, Inc. (The)[1]	659	17,727
Caleres, Inc.	923	31,742
Cato Corp., (The), Class A	500	12,310
Chico’s FAS, Inc.	1,744	14,196
Children’s Place, Inc. (The)[1]	419	50,615
Citi Trends, Inc.	228	6,256
DSW, Inc., Class A	1,576	40,692
GameStop Corp., Class A1	1,699	24,755
Genesco, Inc.[1,2]	469	18,619
Haverty Furniture Cos., Inc.	278	6,005
Hibbett Sports, Inc.[2]	311	7,122
Liberty Expedia Holdings, Inc., Class A2	1,411	61,999
Monro, Inc.[1]	483	28,062
Murphy USA, Inc.[2]	528	39,225
Ollie’s Bargain Outlet Holdings, Inc.[1,2]	1,201	87,073
PetMed Express, Inc.[1]	397	17,488
Sally Beauty Holdings, Inc.[1,2]	1,747	28,005
Shoe Carnival, Inc.	150	4,868
Signet Jewelers Ltd.[1]	1,064	59,318
Sleep Number Corp.[1,2]	651	18,892
Weyco Group, Inc.	173	6,297
Winmark Corp.	125	18,556
Total Retailing		731,490

Semiconductors & Semiconductor Equipment—1.9%
Advanced Energy Industries, Inc.[2]	676	39,269
Brooks Automation, Inc.	918	29,945
Cabot Microelectronics Corp.	478	51,414
Cohu, Inc.[1]	337	8,260
Semiconductors & Semiconductor Equipment (Continued)
Diodes, Inc.[2]	387	$13,340
Entegris, Inc.	1,455	49,324
Nanometrics, Inc.[2]	227	8,038
NVE Corp.	141	17,171
Photronics, Inc.[2]	638	5,088
Power Integrations, Inc.	324	23,668
Rudolph Technologies, Inc.[2]	353	10,449
Xcerra Corp.[2]	494	6,901
Total Semiconductors & Semiconductor Equipment		262,867

Software & Services—3.8%
American Software, Inc., Class A	446	6,498
Appfolio, Inc., Class A2	159	9,723
CACI International, Inc., Class A2	266	44,834
Cars.com, Inc.[2]	1,274	36,169
Cision Ltd.[2]	486	7,266
CommVault Systems, Inc.[2]	377	24,825
Convergys Corp.	2,026	49,515
EVERTEC, Inc.	866	18,922
ExlService Holdings, Inc.[2]	557	31,532
j2 Global, Inc.[1]	413	35,770
ManTech International Corp., Class A	657	35,242
MAXIMUS, Inc.	1,868	116,022
MicroStrategy, Inc., Class A2	93	11,881
NIC, Inc.	629	9,781
Perficient, Inc.[2]	306	8,069
Progress Software Corp.	607	23,564
QAD, Inc., Class A	102	5,115
Sykes Enterprises, Inc.[2]	762	21,930
XO Group, Inc.[2]	623	19,936
Total Software & Services		516,594

Technology Hardware & Equipment—2.8%
AVX Corp.	1,599	25,056
Badger Meter, Inc.[1]	676	30,217
Benchmark Electronics, Inc.	1,240	36,146
CTS Corp.	637	22,932
Daktronics, Inc.[1]	608	5,174
ePlus, Inc.[2]	195	18,350
Fabrinet[2]	584	21,544
InterDigital, Inc.	383	30,985
Kimball Electronics, Inc.[2]	538	9,845
MTS Systems Corp.	273	14,373
NETGEAR, Inc.[1,2]	457	28,563
Park Electrochemical Corp.	534	12,383
PC Connection, Inc.	148	4,914

70     OPPENHEIMER ETF TRUST

	Shares	Value
Technology Hardware & Equipment (Continued)
Rogers Corp.[2]	311	$34,664
Vishay Intertechnology, Inc.	3,408	79,066
Vishay Precision Group, Inc.[2]	168	6,409
Total Technology Hardware & Equipment		380,621

Telecommunication Services—0.2%
ATN International, Inc.	268	14,143
Boingo Wireless, Inc.[2]	370	8,358
Spok Holdings, Inc.	440	6,622
Total Telecommunication Services		29,123

Transportation—1.1%
Daseke, Inc.[1,2]	1,384	13,743
Forward Air Corp.	1,014	59,907
Heartland Express, Inc.	783	14,525
Marten Transport Ltd.	752	17,635
Werner Enterprises, Inc.	1,264	47,463
Total Transportation		153,273

Utilities—7.3%
ALLETE, Inc.	881	68,198
American States Water Co.[1]	691	39,498
Artesian Resources Corp., Class A	141	5,467
Avista Corp.	974	51,291
Black Hills Corp.	856	52,396
California Water Service Group[1]	796	31,004
Chesapeake Utilities Corp.	259	20,707
Consolidated Water Co. Ltd.	289	3,728
El Paso Electric Co.	813	48,048
IDACORP, Inc.	955	88,089
MGE Energy, Inc.	643	40,541
Middlesex Water Co.	216	9,109
New Jersey Resources Corp.	1,619	72,450
Northwest Natural Gas Co.	551	35,154
NorthWestern Corp.	936	53,586
NRG Yield, Inc., Class A	191	3,257
ONE Gas, Inc.	787	58,820
Ormat Technologies, Inc.	617	32,818
Otter Tail Corp.	625	29,750
PNM Resources, Inc.	1,230	47,847
Utilities (Continued)
Portland General Electric Co.	1,612	$68,929
RGC Resources, Inc.	98	2,860
SJW Group	255	16,886
South Jersey Industries, Inc.	1,356	45,385
Spire, Inc.	697	49,243
Unitil Corp.	236	12,046
Total Utilities		987,107

Total Common Stocks (Cost $13,014,020)		13,530,727

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $9,069)	9,069	9,069
Investment of Cash Collateral for Securities Loaned—2.9%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.81%[3] (Cost $391,014)	391,014	391,014
Total Investments—102.7% (Cost $13,414,103)		13,930,810
Liabilities in Excess of Other Assets—(2.7)%		(370,020)
Net Assets—100.0%		$13,560,790

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $2,070,480; total value of the collateral held by the Fund was $2,136,818. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,745,804 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

71     OPPENHEIMER ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2018

	Oppenheimer Russell 1000® Momentum Factor ETF	Oppenheimer Russell 1000® Value Factor ETF	Oppenheimer Russell 1000® Low Volatility Factor ETF	Oppenheimer Russell 1000® Size Factor ETF
Assets:
Investments at value (including securities on loan) (Note 3) [1]	$5,346,704	$5,191,290	$5,114,523	$5,495,857
Cash	21	47	31	25
Receivables and other assets:
Dividends	2,899	4,230	5,645	7,153
Investment securities sold	365	320	—	—
Securities lending income, net (Note 4)	31	26	3	104
Reclaims	—	1	—	2
Total Assets	5,350,020	5,195,914	5,120,202	5,503,141

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4) [2]	5,490	11,343	—	111,679
Management fees (Note 9)	857	832	816	859
Total Liabilities	6,347	12,175	816	112,538

Net Assets	$5,343,673	$5,183,739	$5,119,386	$5,390,603

Composition of Net Assets:
Paid-in capital	$5,055,881	$5,143,926	$5,015,162	$5,207,579
Accumulated undistributed net investment income	2,997	4,144	4,879	10,140
Accumulated undistributed net realized gain (loss) on investments	(118,112)	(36,293)	(55,340)	(32,537)
Net unrealized appreciation on investments and foreign currency translations	402,907	71,962	154,685	205,421

Net Assets	$5,343,673	$5,183,739	$5,119,386	$5,390,603
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	200,000	200,000	200,000	200,000
Net asset value, offering and redemption price per share	$26.72	$25.92	$25.60	$26.95
Investments at cost	$4,943,797	$5,119,328	$4,959,838	$5,290,436
1. Includes value of securities on loan:	$79,918	$205,019	$37,776	$838,198
2. Non-cash collateral for securities on loan:	$76,017	$198,334	$38,653	$744,978

72    OPPENHEIMER ETF TRUST

	Oppenheimer Russell 1000® Quality Factor ETF	Oppenheimer Russell 1000® Yield Factor ETF	Oppenheimer Russell 1000® Dynamic Multifactor ETF	Oppenheimer Russell 2000® Dynamic Multifactor ETF
Assets:
Investments at value (including securities on loan) (Note 3) [1]	$5,383,773	$5,035,645	$150,706,705	$13,930,810
Cash	35	—	190	—
Receivables and other assets:
Dividends	2,758	8,571	89,512	19,908
Investment securities sold	1,888	—	—	4,620
Securities lending income, net (Note 4)	21	10	257	936
Total Assets	5,388,475	5,044,226	150,796,664	13,956,274

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4) [2]	9,244	5,865	179,380	391,014
Management fees (Note 9)	859	803	25,545	4,470
Total Liabilities	10,103	6,668	204,925	395,484

Net Assets	$5,378,372	$5,037,558	$150,591,739	$13,560,790

Composition of Net Assets:
Paid-in capital	$5,186,890	$5,119,257	$153,023,069	$13,875,302
Accumulated undistributed net investment income	2,906	7,892	91,664	20,387
Accumulated undistributed net realized (loss) on investments	(50,196)	(21,027)	(1,285,298)	(851,606)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	238,772	(68,564)	(1,237,696)	516,707

Net Assets	$5,378,372	$5,037,558	$150,591,739	$13,560,790
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	200,000	200,000	5,650,000	500,000
Net asset value, offering and redemption price per share	$26.89	$25.19	$26.65	$27.12
Investments at cost	$5,145,001	$5,104,209	$151,944,401	$13,414,103
1. Includes value of securities on loan:	$102,207	$92,315	$1,009,501	$2,070,480
2. Non-cash collateral for securities on loan:	$95,265	$88,424	$852,688	$1,745,804

The accompanying notes are an integral part of these financial statements.

73     OPPENHEIMER ETF TRUST

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED June 30, 2018

	Oppenheimer Russell 1000® Momentum Factor ETF[1]	Oppenheimer Russell 1000® Value Factor ETF[1]	Oppenheimer Russell 1000® Low Volatility Factor ETF[1]	Oppenheimer Russell 1000® Size Factor ETF[1]
Investment Income:
Dividend income	$56,005	$73,437	$77,184	$55,658
Foreign withholding tax	(1)	(5)	—	(24)
Securities lending income, net (Note 4)	194	188	11	593
Total Income	56,198	73,620	77,195	56,227

Expenses:
Management fees (Note 9)	6,389	6,376	6,249	6,381
Net Investment Income	49,809	67,244	70,946	49,846

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(124,412)	(36,524)	(55,530)	(27,670)
Net realized gain on in-kind redemptions	73,520	145,970	20,265	207,987
Total net realized gain (loss)	(50,892)	109,446	(35,265)	180,317
Net change in unrealized appreciation on investments	402,907	71,962	154,685	205,421
Net realized and unrealized gain on investments	352,015	181,408	119,420	385,738
Net Increase in Net Assets Resulting From Operations	$401,824	$248,652	$190,366	$435,584

1. For the period from November 8, 2017 (commencement of operations) to June 30, 2018.

74     OPPENHEIMER ETF TRUST

	Oppenheimer Russell 1000® Quality Factor ETF[1]	Oppenheimer Russell 1000® Yield Factor ETF[1]	Oppenheimer Russell 1000® Dynamic Multifactor ETF[1]	Oppenheimer Russell 2000® Dynamic Multifactor ETF[1]
Investment Income:
Dividend income	$58,802	$106,973	$283,224	$135,766
Foreign withholding tax	(1)	—	(11)	(7)
Securities lending income, net (Note 4)	166	44	547	7,009
Total Income	58,967	107,017	283,760	142,768

Expenses:
Management fees (Note 9)	6,377	6,188	48,124	32,892
Net Investment Income	52,590	100,829	235,636	109,876

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(50,342)	(21,254)	(1,345,194)	(1,010,536)
Net realized gain on in-kind redemptions	187,552	125,837	1,334,821	1,602,344
Total net realized gain (loss)	137,210	104,583	(10,373)	591,808
Net change in unrealized appreciation (depreciation) on investments	238,772	(68,564)	(1,237,696)	516,707
Net realized and unrealized gain (loss) on investments	375,982	36,019	(1,248,069)	1,108,515
Net Increase (Decrease) in Net Assets Resulting From Operations	$428,572	$136,848	$(1,012,433)	$1,218,391

1. For the period from November 8, 2017 (commencement of operations) to June 30, 2018.

The accompanying notes are an integral part of these financial statements.

75     OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oppenheimer Russell 1000® Momentum Factor ETF	Oppenheimer Russell 1000® Value Factor ETF	Oppenheimer Russell 1000® Low Volatility Factor ETF	Oppenheimer Russell 1000® Size Factor ETF
	For the Period November 8, 2017[1] to June 30, 2018	For the Period November 8, 2017[1] to June 30, 2018	For the Period November 8, 2017[1] to June 30, 2018	For the Period November 8, 2017[1] to June 30, 2018
Operations:
Net investment income	$49,809	$67,244	$70,946	$49,846
Net realized gain (loss) on investments and in-kind redemptions	(50,892)	109,446	(35,265)	180,317
Net change in unrealized appreciation on investments	402,907	71,962	154,685	205,421
Net increase in net assets resulting from operations	401,824	248,652	190,366	435,584

Distributions to Shareholders From:
Net investment income	(46,812)	(63,100)	(66,067)	(43,194)

Shareholder Transactions:
Proceeds from shares sold	7,633,804	6,314,889	6,286,539	6,367,861
Cost of shares redeemed	(2,645,143)	(1,316,702)	(1,291,452)	(1,369,648)
Net increase in net assets resulting from shareholder transactions	4,988,661	4,998,187	4,995,087	4,998,213
Increase in net assets	5,343,673	5,183,739	5,119,386	5,390,603

Net Assets:
Beginning of period	—	—	—	—
End of period	$5,343,673	$5,183,739	$5,119,386	$5,390,603
Undistributed net investment income included in net assets at end of period	$2,997	$4,144	$4,879	$10,140

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	300,000	250,000	250,000	250,000
Shares redeemed	(100,000)	(50,000)	(50,000)	(50,000)
Shares outstanding, end of period	200,000	200,000	200,000	200,000

1. Commencement of Operations.

76     OPPENHEIMER ETF TRUST

	Oppenheimer Russell 1000® Quality Factor ETF	Oppenheimer Russell 1000® Yield Factor ETF	Oppenheimer Russell 1000® Dynamic Multifactor ETF	Oppenheimer Russell 2000® Dynamic Multifactor ETF
	For the Period November 8, 2017[1] to June 30, 2018	For the Period November 8, 2017[1] to June 30, 2018	For the Period November 8, 2017[1] to June 30, 2018	For the Period November 8, 2017[1] to June 30, 2018
Operations
Net investment income	$52,590	$100,829	$235,636	$109,876
Net realized gain (loss) on investments and in-kind redemptions	137,210	104,583	(10,373)	591,808
Net change in unrealized appreciation (depreciation) on investments	238,772	(68,564)	(1,237,696)	516,707
Net increase (decrease) in net assets resulting from operations	428,572	136,848	(1,012,433)	1,218,391

Distributions To Shareholders From:
Net investment income	(49,684)	(92,937)	(143,972)	(89,510)

Shareholder Transactions:
Proceeds from shares sold	6,364,054	6,260,772	186,408,815	33,426,706
Cost of shares redeemed	(1,364,570)	(1,267,125)	(34,660,671)	(20,994,797)
Net increase in net assets resulting from shareholder transactions	4,999,484	4,993,647	151,748,144	12,431,909
Increase in net assets	5,378,372	5,037,558	150,591,739	13,560,790

Net Assets:
Beginning of period	—	—	—	—
End of period	$5,378,372	$5,037,558	$150,591,739	$13,560,790
Undistributed net investment income included in net assets at end of period	$2,906	$7,892	$91,664	$20,387

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	250,000	250,000	6,950,000	1,300,000
Shares redeemed	(50,000)	(50,000)	(1,300,000)	(800,000)
Shares outstanding, end of period	200,000	200,000	5,650,000	500,000

1. Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

77     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period presented.

Oppenheimer Russell 1000® Momentum Factor ETF	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.25
Net realized and unrealized gain on investments	1.70
Total gain from investment operations	1.95

Less Distributions from:
Net investment income	(0.23)
Net asset value, end of period	$26.72

Total Return at Net Asset Value[3]	7.81%

Total Return at Market Value[3]	7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,344
Average Net Assets (000’s omitted)	5,268
Ratio to average net assets of:
Expenses	0.19%[4]
Net investment income	1.48%[4]
Portfolio turnover rate[5]	22.11%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

78     OPPENHEIMER ETF TRUST

For a share outstanding throughout the period presented.

Oppenheimer Russell 1000® Value Factor ETF	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.34
Net realized and unrealized gain on investments	0.90
Total gain from investment operations	1.24

Less Distributions from:
Net investment income	(0.32)
Net asset value, end of period	$25.92

Total Return at Net Asset Value[3]	4.92%

Total Return at Market Value[3]	4.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,184
Average Net Assets (000’s omitted)	5,257
Ratio to average net assets of:
Expenses	0.19%[4]
Net investment income	2.00%[4]
Portfolio turnover rate[5]	24.50%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

79     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS CONTINUED
For a share outstanding throughout the period presented.

Oppenheimer Russell 1000® Low Volatility Factor ETF	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.35
Net realized and unrealized gain on investments	0.58
Total gain from investment operations	0.93

Less Distributions from:
Net investment income	(0.33)
Net asset value, end of period	$25.60

Total Return at Net Asset Value[3]	3.69%

Total Return at Market Value[3]	3.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,119
Average Net Assets (000’s omitted)	5,152
Ratio to average net assets of:
Expenses	0.19%[4]
Net investment income	2.16%[4]
Portfolio turnover rate[5]	6.68%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

80     OPPENHEIMER ETF TRUST

For a share outstanding throughout the period presented.

Oppenheimer Russell 1000® Size Factor ETF	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.25
Net realized and unrealized gain on investments	1.92
Total gain from investment operations	2.17

Less Distributions from:
Net investment income	(0.22)
Net asset value, end of period	$26.95

Total Return at Net Asset Value[3]	8.68%

Total Return at Market Value[3]	8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,391
Average Net Assets (000’s omitted)	5,261
Ratio to average net assets of:
Expenses	0.19%[4]
Net investment income	1.48%[4]
Portfolio turnover rate[5]	18.35%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

81     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS CONTINUED
For a share outstanding throughout the period presented.

Oppenheimer Russell 1000® Quality Factor ETF	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.26
Net realized and unrealized gain on investments	1.88
Total gain from investment operations	2.14

Less Distributions from:
Net investment income	(0.25)
Net asset value, end of period	$26.89

Total Return at Net Asset Value[3]	8.57%

Total Return at Market Value[3]	8.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,378
Average Net Assets (000’s omitted)	5,257
Ratio to average net assets of:
Expenses	0.19%[4]
Net investment income	1.56%[4]
Portfolio turnover rate[5]	22.05%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

82     OPPENHEIMER ETF TRUST

For a share outstanding throughout the year presented.

Oppenheimer Russell 1000® Yield Factor ETF	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.50
Net realized and unrealized gain on investments	0.15
Total gain from investment operations	0.65

Less Distributions from:
Net investment income	(0.46)
Net asset value, end of period	$25.19

Total Return at Net Asset Value[3]	2.59%

Total Return at Market Value[3]	2.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,038
Average Net Assets (000’s omitted)	5,102
Ratio to average net assets of:
Expenses	0.19%[4]
Net investment income	3.10%[4]
Portfolio turnover rate[5]	10.14%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

83     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS CONTINUED
For a share outstanding throughout the period presented.

Oppenheimer Russell 1000® Dynamic Multifactor ETF	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.22
Net realized and unrealized gain on investments	1.59
Total gain from investment operations	1.81

Less Distributions from:
Net investment income	(0.16)
Net asset value, end of period	$26.65

Total Return at Net Asset Value[3]	7.26%

Total Return at Market Value[3]	7.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$150,592
Average Net Assets (000’s omitted)	25,996
Ratio to average net assets of:
Expenses	0.29%[4]
Net investment income	1.42%[4]
Portfolio turnover rate[5]	213.35%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

84     OPPENHEIMER ETF TRUST

For a share outstanding throughout the year presented.

Oppenheimer Russell 2000® Dynamic Multifactor ETF	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.22
Net realized and unrealized gain on investments	2.08
Total gain from investment operations	2.30

Less Distributions from:
Net investment income	(0.18)
Net asset value, end of period	$27.12

Total Return at Net Asset Value[3]	9.22%

Total Return at Market Value[3]	9.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$13,561
Average Net Assets (000’s omitted)	13,212
Ratio to average net assets of:
Expenses	0.39%[4]
Net investment income	1.30%[4]
Portfolio turnover rate[5]	172.92%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

85     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS JUNE 30, 2018

1. Organization

Oppenheimer ETF Trust (formerly known as Oppenheimer Revenue Weighted ETF Trust) (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eighteen funds. Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, and Oppenheimer Russell 2000® Dynamic Multifactor ETF are each a series of the Trust (the “Funds”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services Investment Companies. Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, and Oppenheimer Russell 2000® Dynamic Multifactor ETF are diversified funds under the Act. Each Fund’s investment objective is to provide investment results that correspond generally, before fees and expenses, to the performance of the Fund’s corresponding underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”). The Trust’s investment adviser is OFI Advisors, LLC (“OFI” or the “Adviser”) (Prior to October 27, 2017, the Adviser’s name was VTL Associates, LLC).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close as described in Note 3.
(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations.

86     OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of the Funds’ distributions made to shareholders prior to the Funds’ fiscal year end may ultimately be categorized as a tax return of capital. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Return of Capital Estimates. Distributions received from the Trust’s investments in Real Estate Investments Trusts (“REITs”) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

87     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (Continued)

Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Federal Taxes. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends. The Funds have analyzed their tax positions for the fiscal year ended June 30, 2018, including open tax years and do not believe there are any uncertain tax positions requiring recognition in the Funds’ financial statements.

88     OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

The tax components of capital shown in the following table represent distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Fund	Undistributed Net Investment Income	Undistributed Long-Term Gain	Capital Loss Carryforwards[1]	Post-October Capital Losses[2]	Net Unrealized Appreciation (Depreciation) Based on Cost of Securities and Other Investments for Federal Income Tax Purposes
Oppenheimer Russell 1000® Momentum Factor ETF	$2,997	$—	$(83,583)	$—	$368,378
Oppenheimer Russell 1000® Value Factor ETF	4,144	—	(25,261)	—	60,930
Oppenheimer Russell 1000® Low Volatility Factor ETF	4,879	—	(8,400)	—	107,745
Oppenheimer Russell 1000® Size Factor ETF	10,140	—	—	—	172,884
Oppenheimer Russell 1000® Quality Factor ETF	2,906	—	(30,970)	—	219,546
Oppenheimer Russell 1000® Yield Factor ETF	7,892	—	(1,168)	—	(88,423)
Oppenheimer Russell 1000® Dynamic Multifactor ETF	91,664	—	(939,380)	—	(1,583,614)
Oppenheimer Russell 2000® Dynamic Multifactor ETF	20,387	—	(750,771)	—	415,872

1. During the reporting period, the Funds did not utilize any capital loss carryforward.

2. At period end, the Funds elected to treat all, or a portion of, post-October losses as arising on the first day of the following taxable year.

89     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (Continued)

At June 30, 2018, the Funds have capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards can be carried forward indefinitely.

Fund	Short Term Post-Effective No Expiration	Long Term Post- Effective No Expiration	Total
Oppenheimer Russell 1000® Momentum Factor ETF	$83,583	$—	$83,583
Oppenheimer Russell 1000® Value Factor ETF	25,261	—	25,261
Oppenheimer Russell 1000® Low Volatility Factor ETF	8,400	—	8,400
Oppenheimer Russell 1000® Size Factor ETF	—	—	—
Oppenheimer Russell 1000® Quality Factor ETF	30,970	—	30,970
Oppenheimer Russell 1000® Yield Factor ETF	1,168	—	1,168
Oppenheimer Russell 1000® Dynamic Multifactor ETF	939,380	—	939,380
Oppenheimer Russell 2000® Dynamic Multifactor ETF	750,771	—	750,771

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in these financial statements in accordance with U.S. GAAP. Also, due to timing of dividend and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

Accordingly, the following amounts have been reclassified for the reporting period. Net assets of each Fund were unaffected by the reclassifications.

Fund	Increase (Decrease) to Paid-in-Capital	Increase (Decrease) to Accumulated Net Investment Income	Increase (Decrease) to Accumulated Net Realized Gain/Loss on Investments
Oppenheimer Russell 1000® Momentum Factor ETF	$67,220	$—	$(67,220)
Oppenheimer Russell 1000® Value Factor ETF	145,739	—	(145,739)
Oppenheimer Russell 1000® Low Volatility Factor ETF	20,075	—	(20,075)
Oppenheimer Russell 1000® Size Factor ETF	209,366	3,488	(212,854)
Oppenheimer Russell 1000® Quality Factor ETF	187,406	—	(187,406)
Oppenheimer Russell 1000® Yield Factor ETF	125,610	—	(125,610)
Oppenheimer Russell 1000® Dynamic Multifactor ETF	1,274,925	—	(1,274,925)
Oppenheimer Russell 2000® Dynamic Multifactor ETF	1,443,393	21	(1,443,414)

90     OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

The tax character of distributions paid during the reporting periods:

	Period Ended June 30, 2018
Fund:	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer Russell 1000® Momentum Factor ETF	$46,812	$—	$46,812
Oppenheimer Russell 1000® Value Factor ETF	63,100	—	63,100
Oppenheimer Russell 1000® Low Volatility Factor ETF	66,067	—	66,067
Oppenheimer Russell 1000® Size Factor ETF	43,194	—	43,194
Oppenheimer Russell 1000® Quality Factor ETF	49,684	—	49,684
Oppenheimer Russell 1000® Yield Factor ETF	92,937	—	92,937
Oppenheimer Russell 1000® Dynamic Multifactor ETF	143,972	—	143,972
Oppenheimer Russell 2000® Dynamic Multifactor ETF	89,510	—	89,510

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses on wash sales.

Fund	Federal Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer Russell 1000® Momentum Factor ETF	$4,978,326	$451,343	$(82,965)	$368,378
Oppenheimer Russell 1000® Value Factor ETF	5,130,360	236,240	(175,310)	60,930
Oppenheimer Russell 1000® Low Volatility Factor ETF	5,006,778	295,347	(187,602)	107,745
Oppenheimer Russell 1000® Size Factor ETF	5,322,973	395,265	(222,381)	172,884
Oppenheimer Russell 1000® Quality Factor ETF	5,164,227	366,684	(147,138)	219,546
Oppenheimer Russell 1000® Yield Factor ETF	5,124,068	164,185	(252,608)	(88,423)
Oppenheimer Russell 1000® Dynamic Multifactor ETF	152,290,319	1,258,632	(2,842,246)	(1,583,614)
Oppenheimer Russell 2000® Dynamic Multifactor ETF	13,514,938	719,778	(303,906)	415,872

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

91     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

The authoritative guidance for fair value measurements and disclosures, ASC Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilize various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

92     OPPENHEIMER ETF TRUST

3. Securities Valuation (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2018 in valuing the Funds’ assets carried at fair value:

	(Level 1)			(Level 2)		(Level 3)
Fund	Common Stocks	Preferred Stocks	Money Market Funds	Common Stocks	Preferred Stocks	Common Stocks	Total
Oppenheimer Russell 1000® Momentum Factor ETF	$5,335,035	$—	$11,669	$—	$—	$—	$5,346,704
Oppenheimer Russell 1000® Value Factor ETF	5,177,118	—	14,172	—	—	—	5,191,290
Oppenheimer Russell 1000® Low Volatility Factor ETF	5,105,787	—	8,736	—	—	—	5,114,523
Oppenheimer Russell 1000® Size Factor ETF	5,373,004	—	122,853	—	—	—	5,495,857
Oppenheimer Russell 1000® Quality Factor ETF	5,367,131	—	16,642	—	—	—	5,383,773
Oppenheimer Russell 1000® Yield Factor ETF	5,027,281	—	8,364	—	—	—	5,035,645
Oppenheimer Russell 1000® Dynamic Multifactor ETF	150,370,018	—	336,687	—	—	—	150,706,705
Oppenheimer Russell 2000® Dynamic Multifactor ETF	13,530,727	—	400,083	—	—	—	13,930,810

At June 30, 2018, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period.

For the period ended June 30, 2018, there were no transfers between levels.

93     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Securities Lending

Each Fund may lend portfolio securities up to one-third of a Fund’s total assets to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned and unrealized gain or loss on the securities loaned is accounted for in the same manner as the income and gain or loss on other securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The values of loaned securities and related collateral outstanding at June 30, 2018 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2018, the cash collateral was invested in a government money market mutual fund and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

94     OPPENHEIMER ETF TRUST

4. Securities Lending (Continued)

Remaining Contractual Maturity of the Agreements, as of June 30, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer Russell 1000® Momentum Factor ETF
Money Market Mutual Fund	$5,490	$—	$—	$—	$5,490
U.S. Government Securities	—	152	1,803	74,062	76,017
Total	$5,490	$152	$1,803	$74,062	$81,507
Oppenheimer Russell 1000® Value Factor ETF
Money Market Mutual Fund	$11,343	$—	$—	$—	$11,343
U.S. Government Securities	—	672	7,124	190,538	198,334
Total	$11,343	$672	$7,124	$190,538	$209,677
Oppenheimer Russell 1000® Low Volatility Factor ETF
Money Market Mutual Fund	$—	$—	$—	$—	$—
U.S. Government Securities	—	—	329	38,324	38,653
Total	$—	$—	$329	$38,324	$38,653
Oppenheimer Russell 1000® Size Factor ETF
Money Market Mutual Fund	$111,679	$—	$—	$—	$111,679
U.S. Government Securities	—	3,503	34,626	706,849	744,978
Total	$111,679	$3,503	$34,626	$706,849	$856,657
Oppenheimer Russell 1000® Quality Factor ETF
Money Market Mutual Fund	$9,244	$—	$—	$—	$9,244
U.S. Government Securities	—	467	4,513	90,285	95,265
Total	$9,244	$467	$4,513	$90,285	$104,509
Oppenheimer Russell 1000® Yield Factor ETF
Money Market Mutual Fund	$5,865	$—	$—	$—	$5,865
U.S. Government Securities	—	—	626	87,798	88,424
Total	$5,865	$—	$626	$87,798	$94,289
Oppenheimer Russell 1000® Dynamic Multifactor ETF
Money Market Mutual Fund	$179,380	$—	$—	$—	$179,380
U.S. Government Securities	—	—	5,881	846,807	852,688
Total	$179,380	$—	$5,881	$846,807	$1,032,068
Oppenheimer Russell 2000® Dynamic Multifactor ETF
Money Market Mutual Fund	$391,014	$—	$—	$—	$391,014
U.S. Government Securities	—	8,226	81,641	1,655,937	1,745,804
Total	$391,014	$8,226	$81,641	$1,655,937	$2,136,818

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NOTES TO FINANCIAL STATEMENTS (Continued)

4. Securities Lending (Continued)

Master Netting Arrangements. For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Securities Lending Authorization Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Cash Collateral Received*	Gross Amounts Not Offset in the Statement of Assets and Liabilities Non-cash Collateral Received*	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilties	Gross Amounts Not Offset in the Statement of Assets and Liabiltiies Collateral Received	Net Amount
Oppenheimer Russell 1000® Momentum Factor ETF	$79,918	$(3,901)	$(76,017)	$—	$—	$—	$—
Oppenheimer Russell 1000® Value Factor ETF	205,019	(6,685)	(198,334)	—	—	—	—
Oppenheimer Russell 1000® Low Volatility Factor ETF	37,776	—	(37,776)	—	—	—	—
Oppenheimer Russell 1000® Size Factor ETF	838,198	(93,220)	(744,978)	—	—	—	—
Oppenheimer Russell 1000® Quality Factor ETF	102,207	(6,942)	(95,265)	—	—	—	—
Oppenheimer Russell 1000® Yield Factor ETF	92,315	(3,891)	(88,424)	—	—	—	—
Oppenheimer Russell 1000® Dynamic Multifactor ETF	1,009,501	(156,813)	(852,688)	—	—	—	—
Oppenheimer Russell 2000® Dynamic Multifactor ETF	2,070,480	(324,676)	(1,745,804)	—	—	—	—

* The amount of collateral presented is limited such that the net amount cannot be less than zero.

5. Investments and Risks

Risks of Foreign Investing. The Funds may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Funds to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Funds may receive on those investments. The value of foreign investments may

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5. Investments and Risks (Continued)

be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Funds to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Funds do not price their shares. At times, the Funds may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of a Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

6. Market Risk Factors

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

97     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

7. Shares of Beneficial Interest

As of June 30, 2018, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks consisting of 50,000 shares (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Fund shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”). Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Purchases & Sales of Securities

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and sales and short-term investments) for the period ended June 30, 2018, were as follows:

Fund	Purchases	Sales
Oppenheimer Russell 1000® Momentum Factor ETF	$1,152,453	$2,545,629
Oppenheimer Russell 1000® Value Factor ETF	1,274,749	1,291,252
Oppenheimer Russell 1000® Low Volatility Factor ETF	341,621	1,431,360
Oppenheimer Russell 1000® Size Factor ETF	957,226	1,425,160
Oppenheimer Russell 1000® Quality Factor ETF	1,149,951	1,441,314
Oppenheimer Russell 1000® Yield Factor ETF	513,931	980,689
Oppenheimer Russell 1000® Dynamic Multifactor ETF	61,753,497	62,188,374
Oppenheimer Russell 2000® Dynamic Multifactor ETF	22,377,789	25,477,182

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8. Purchases & Sales of Securities (Continued)

For the period ended June 30, 2018, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Oppenheimer Russell 1000® Momentum Factor ETF	$7,602,267	$1,224,841
Oppenheimer Russell 1000® Value Factor ETF	6,302,784	1,289,041
Oppenheimer Russell 1000® Low Volatility Factor ETF	6,256,823	179,567
Oppenheimer Russell 1000® Size Factor ETF	6,373,949	911,866
Oppenheimer Russell 1000® Quality Factor ETF	6,311,594	1,028,003
Oppenheimer Russell 1000® Yield Factor ETF	6,274,343	812,709
Oppenheimer Russell 1000® Dynamic Multifactor ETF	184,068,415	32,000,418
Oppenheimer Russell 2000® Dynamic Multifactor ETF	33,428,433	17,884,982

9. Fees, and Transactions with Affiliates

Management Fees. OFI has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. Under the investment advisory agreement, the Adviser receives an advisory fee paid by the Funds based on the daily net assets of each Fund.

The investment management fee is a unitary fee paid monthly to the Adviser at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Adviser pays the expenses of each Fund other than the following expenses (which will be paid by the Funds): distribution fees or expenses under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, litigation and indemnification expenses and other unusual fees not incurred in the ordinary course of the Funds’ business.

The Funds pay the Adviser the following annualized fees:

Fund	Management Fees
Oppenheimer Russell 1000® Momentum Factor ETF	0.19%
Oppenheimer Russell 1000® Value Factor ETF	0.19%
Oppenheimer Russell 1000® Low Volatility Factor ETF	0.19%
Oppenheimer Russell 1000® Size Factor ETF	0.19%
Oppenheimer Russell 1000® Quality Factor ETF	0.19%
Oppenheimer Russell 1000® Yield Factor ETF	0.19%
Oppenheimer Russell 1000® Dynamic Multifactor ETF	0.29%
Oppenheimer Russell 2000® Dynamic Multifactor ETF	0.39%

Administrator, Custodian, Fund Accounting and Transfer Agent Fees. The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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NOTES TO FINANCIAL STATEMENTS (Continued)

9. Fees, and Transactions with Affiliates (Continued)

Distributor Fees. OFDI acts as the Funds’ principal underwriter. The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Licensing Fee Agreements. The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

Related Party. The Interested Trustee and Officers of the Funds are also Trustees or Officers of companies affiliated with OFI Global Asset Management, Inc., an affiliated company of the Adviser, OFDI, and the Adviser.

100     OPPENHEIMER ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Oppenheimer ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, and Oppenheimer Russell 2000® Dynamic Multifactor ETF (the “Funds”), each a series of Oppenheimer ETF Trust, as of June 30, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 8, 2017 (commencement of operations) to June 30, 2018, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2018, the results of their operations, the changes in their net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit includes performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Oppenheimer Funds investment companies since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2018

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TRUSTEES AND OFFICERS (Unaudited)

Independent Trustees
Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
INDEPENDENT TRUSTEES
The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Robert J. Malone, Chairman of the Board of Trustees (since 2016) and Trustee (since 2015) Year of Birth: 1944
Chairman — Colorado Market of MidFirst Bank (since January 2015); Chairman of the Board (2012 – 2016) and Director (August 2005 – January 2016) of Jones International University (educational organization); Trustee of the Gallagher Family Foundation (non-profit organization) (2000 – 2016); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (August 2003 – January 2015); Director of Opera Colorado Foundation (non-profit organization) (2008 – 2012); Director of Colorado UpLIFT (charitable organization) (1986–2010); Director of Jones Knowledge, Inc. (2006 – 2010); Former Chairman of U.S. Bank – Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996 – April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993 – 2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997 – February 2004); Chairman of the Board (1991 – 1994) and Trustee (1985 – 1994) of Regis University; and Chairman of the Board (1990 – 1991) and Member (1984 – 1999) of Young Presidents Organization. Oversees 56 portfolios in the OppenheimerFunds complex. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Andrew J. Donohue, Trustee (since 2017) Year of Birth: 1950
Director, Mutual Fund Directors Forum (since February 2018); Of Counsel, Shearman & Sterling LLP (since September 2017); Chief of Staff of the U.S. Securities and Exchange Commission (regulator) (June 2015 – February 2017); Managing Director and Investment Company General Counsel of Goldman Sachs (investment bank) (November 2012 – May 2015); Partner at Morgan Lewis & Bockius, LLP (law firm) (March 2011 – October 2012); Director of the Division of Investment Management of U.S. Securities and Exchange Commission (regulator) (May 2006 – November 2010); Global General Counsel of Merrill Lynch Investment Managers (investment firm) (May 2003 – May 2006); General Counsel (October 1991 – November 2001) and Executive Vice President (January 1993 – November 2001) of OppenheimerFunds, Inc. (investment firm) (June 1991 – November 2001). Oversees 56 portfolios in the OppenheimerFunds complex. Mr. Donohue has served on the Boards of certain Oppenheimer funds since 2017, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

102     OPPENHEIMER ETF TRUST

Richard F. Grabish, Trustee (since 2015) Year of Birth: 1948
Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997 – December 2007), Director (March 1987 – December 2007) and Manager of Private Client Services (June 1985 – June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001 – December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987 – March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005 – December 2007). Oversees 56 portfolios in the OppenheimerFunds complex. Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Beverly L. Hamilton, Trustee (since 2015) Year of Birth: 1946
Trustee of Monterey Institute for International Studies (educational organization) (2000 – 2014); Board Member of Middlebury College (educational organization) (December 2005 – June 2011); Director of the Board (1991 – 2016), Vice Chairman of the Board (2006 – 2009) and Chairman of the Board (2010 – 2013) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002 – April 2008); Director (February 2002 – 2005) and Chairman of Trustees (2006 – 2007) of the Community Hospital of Monterey Peninsula; President of ARCO Investment Management Company (February 1991 – April 2000); Member of the investment committees of The Rockefeller Foundation (2001 – 2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994 – January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996 – June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989 – June 2004); Member of the investment committee of Hartford Hospital (2000 – 2003); and Advisor to Unilever (Holland) pension fund (2000 – 2003). Oversees 56 portfolios in the OppenheimerFunds complex. Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Victoria J. Herget, Trustee (since 2015) Year of Birth: 1951
Board Chair (2008 – 2015) and Director (2004 – Present) of United Educators (insurance company); Trustee (since 2000) and Chair (2010 – 2017) of Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Independent Director of the First American Funds (mutual fund family) (2003 – 2011); former Managing Director (1993 – 2001), Principal (1985 – 1993), Vice President (1978 – 1985) and Assistant Vice President (1973 – 1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms); Trustee (1992 – 2007), Chair of the Board of Trustees (1999 – 2007), Investment Committee Chair (1994 – 1999) and Investment Committee member (2007 – 2010) of Wellesley College; Trustee, BoardSource (non-profit organization) (2006 – 2009) and Chicago City Day School (K-8 School) (1994 – 2005). Oversees 56 portfolios in the OppenheimerFunds complex. Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

103     OPPENHEIMER ETF TRUST

TRUSTEES AND OFFICERS (Unaudited) (Continued)

Karen L. Stuckey, Trustee (since 2015) Year of Birth: 1953
Member (since May 2015) of Desert Mountain Community Foundation Advisory Board (non-profit organization); Partner (1990 – 2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975 – 1990); Trustee (1992 – 2006); member of Executive, Nominating and Audit Committees and Chair of Finance Committee (1992 – 2006), and Emeritus Trustee (since 2006) of Lehigh University; member, Women’s Investment Management Forum (professional organization) (since inception) and Trustee of Jennies School for Little Children (non-profit) (2011 – 2014). Oversees 56 portfolios in the OppenheimerFunds complex. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

James D. Vaughn, Trustee (since 2015) Year of Birth: 1945
Retired; former managing partner (1994 – 2001) of Denver office of Deloitte & Touche LLP, (held various positions in Denver and New York offices from 1969 – 1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003 – 2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Oversees 56 portfolios in the OppenheimerFunds complex. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

104     OPPENHEIMER ETF TRUST

INTERESTED TRUSTEE AND OFFICER
Mr. Steinmetz is an “Interested Trustee” because he is affiliated with the OFI Advisors, LLC and OFI by virtue of his positions as Chairman and director of OFI and officer and director of the Manager. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, New York, New York 10281-1008.

Arthur P. Steinmetz, Trustee, President and Principal Executive Officer (since 2015) Year of Birth: 1958
Chairman of OppenheimerFunds, Inc. (since January 2015); CEO and Chairman of OFI Global Asset Management, Inc. (since July 2014), President of OFI Global Asset Management, Inc. (since May 2013), a Director of OFI Global Asset Management, Inc. (since January 2013), Director of OppenheimerFunds, Inc. (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (OppenheimerFunds, Inc.’s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013 – December 2013); Executive Vice President of OFI Global Asset Management, Inc. (January 2013 – May 2013); Chief Investment Officer of OppenheimerFunds, Inc. (October 2010 – December 2012); Chief Investment Officer, Fixed-Income, of OppenheimerFunds, Inc. (April 2009 – October 2010); Executive Vice President of OppenheimerFunds, Inc. (October 2009 – December 2012); Director of Fixed Income of OppenheimerFunds, Inc. (January 2009 – April 2009); and a Senior Vice President of OppenheimerFunds, Inc. (March 1993 – September 2009). An officer of 104 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND
The addresses of the Officers in the chart below are as follows: for Messrs. Vallario, Bishnoi, Depetris, Mss. Lo Bessette, Mss. French, Foxson and Picciotto, 225 Liberty Street, New York, New York 10281-1008, for Ms. Bullington, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Frank Vallario, Vice President (since 2017) Year of Birth: 1969	Vice President, OFI Advisors, LLC (since August 2017). Portfolio Manager, ColumbiaThreadneedle (September 2015 – June 2017).
Donal Bishnoi Vice President (since 2018) Year of Birth: 1981
Portfolio Manager, OFI Advisors, LLC (since March 2018). Vice President and Senior Research Analyst of the Sub-Adviser (January 2010 – March 2018). Senior Quantative Analyst at Moore Capital Management (2007 – 2009).

Alex Depetris, Vice President (since 2017) Year of Birth: 1980	Senior Vice President of OppenheimerFunds, Inc. and Chief Operating Officer of Beta Solutions (since 2017); Chief Operating Officer of ETF Business at Deutsche Bank (2008-2017).
Sharon French Vice President (since 2017) Year of Birth: 1965
Executive Vice President, Head of Beta Solutions of OppenheimerFunds, Inc. (since 2016); Senior Strategic Advisor to the CEO and President of Investment Manager at BNY Mellon (2015- 2016); President, F-Squared Capital (2013-2015).

105     OPPENHEIMER ETF TRUST

TRUSTEES AND OFFICERS (Unaudited) (Continued)

Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer (since 2015) Year of Birth: 1973
Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since March 2014); Chief Compliance Officer of OppenheimerFunds, Inc., OFI SteelPath, Inc., OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010 – January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007 – January 2014).

Cynthia Lo Bessette, Secretary and Chief Legal Officer (since 2016) Year of Birth: 1969
Executive Vice President, General Counsel and Secretary of OFI Global Asset Management, Inc. (since February 2016); Senior Vice President and Deputy General Counsel of OFI Global Asset Management, Inc. (March 2015 – February 2016); Chief Legal Officer of OppenheimerFunds, Inc. and OppenheimerFunds Distributor, Inc. (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., OFI Advisors, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Corporate Counsel (February 2012 – March 2015) and Deputy Chief Legal Officer (April 2013 – March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008 – September 2009) and Deputy General Counsel (October 2009 – February 2012) of Lord Abbett & Co. LLC.

Jennifer Foxson, Vice President and Chief Business Officer (since 2015) Year of Birth: 1969
Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006 – June 2014); Vice President of OppenheimerFunds, Inc. (January 1998 – March 2006); Assistant Vice President of OppenheimerFunds, Inc. (October 1991 – December 1998).

Stephanie Bullington, Treasurer and Principal Financial and Accounting Officer (since 2016) Year of Birth: 1977
Vice President of OFI Global Asset Management, Inc. (since February 2014); Vice President of OFI Global Asset Management, Inc. (January 2013 – September 2013); Vice President of OppenheimerFunds, Inc. (January 2010 – December 2012); Assistant Vice President of OppenheimerFunds, Inc. (October 2005 – January 2010).

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge upon request, by calling 1.800.CALL OPP (225.5677).

106     OPPENHEIMER ETF TRUST

SUPPLEMENTAL INFORMATION (Unaudited)

Proxy Voting Policies, Procedures and Record
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure
Oppenheimer ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information
Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.oppenheimerfunds.com.

Federal Tax Status of Dividends Declared during the Tax Year
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. For Federal income tax purposes, dividends and short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below:

	QDI	DRD
Oppenheimer Russell 1000® Momentum Factor ETF	100.00%	97.36%
Oppenheimer Russell 1000® Value Factor ETF	100.00%	99.38%
Oppenheimer Russell 1000® Low Volatility Factor ETF	100.00%	100.00%
Oppenheimer Russell 1000® Size Factor ETF	77.63%	72.26%
Oppenheimer Russell 1000® Quality Factor ETF	100.00%	100.00%
Oppenheimer Russell 1000® Yield Factor ETF	100.00%	92.48%
Oppenheimer Russell 1000® Dynamic Multifactor ETF	100.00%	100.00%
Oppenheimer Russell 2000® Dynamic Multifactor ETF	85.44%	82.21%

107     OPPENHEIMER ETF TRUST

OPPENHEIMER ETF TRUST

Investment Adviser	OFI Advisors, LLC
Distributor	OppenheimerFunds Distributor, Inc.
Administrator, Custodian and Transfer Agent	The Bank of New York Mellon
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.
Legal Counsel	Ropes & Gray LLP

© 2018 OppenheimerFunds, Inc. All rights reserved.

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

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Oppenheimer ETF Trust is distributed by
OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RA0000.013.0618        June 30, 2018

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Karen L. Stuckey. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 for 2018 and $0 2017.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $0 2017.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $90,800 for 2018 and $29,400 2017.

The principal accountant for the audit of the registrant’s annual financial statements billed $0 in fiscal 2018 and $0 in fiscal 2017 to the registrant’s investment advisor or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2018 and $0 2017.
(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c)(7)(A), the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services may be waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows: 0%

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows: 0%
(f)	No response required.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $90,800 for 2018 and $29,400 2017.
(h)	The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oppenheimer ETF Trust

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	8/17/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	8/17/2018

By (Signature and Title)*	/s/ Stephanie Bullington
Stephanie Bullington
Principal Financial Officer

Date	8/17/2018

* Print the name and title of each signing officer under his or her signature.